As filed with the Securities and Exchange Commission on April 26, 2007

Registration Nos. 333-93169/811-5672

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 9 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT

COMPANY ACT OF 1940

Amendment No. 146 ☒

(Check appropriate box or boxes)

WRL SERIES ANNUITY ACCOUNT

(Exact Name of Registrant)

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

(Name of Depositor)

570 Carillon Parkway

St. Petersburg, Florida 33716

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code:

(727) 299-1800

Darin D. Smith, Esq.

Western Reserve Life Assurance Co. of Ohio

4333 Edgewood Road, N.E.

Cedar Rapids, I.A. 52499-4240

(Name and Address of Agent for Service)

Copy to:

Fred Bellamy, Esq.

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Title of Securities Being Registered: Units of interest in the separate account under flexible payment variable accumulation deferred annuity contracts.

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.

☒	on May 1, 2007, pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a) of Rule 485.

☐	on , pursuant to paragraph (a) of Rule 485.

WRL FREEDOM ENHANCER®

VARIABLE ANNUITY

Issued Through

WRL SERIES ANNUITY ACCOUNT

By

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Prospectus

May 1, 2007

This prospectus gives you important information about the WRL Freedom Enhancer®, formerly WRL Freedom Enhancer® II, a flexible payment variable deferred annuity contract (“Contract”). Please read this prospectus and the fund prospectuses before you invest and keep them for future reference. This Contract is available to individuals as well as to certain groups and individual retirement plans. This Contract is not available in all states.

You can put your money into one or more of the following investment choices. Money you put in a subaccount is invested exclusively in a single mutual fund portfolio. Your investments in the portfolios are not guaranteed. You could lose your money. Money you direct into the fixed account earns interest at a rate guaranteed by Western Reserve.

The portfolios we currently offer through the subaccounts under this Contract are:

AEGON/TRANSAMERICA SERIES TRUST (ATST) – SERVICE CLASS
Asset Allocation – Conservative Portfolio	Munder Net50
Asset Allocation – Growth Portfolio	PIMCO Total Return
Asset Allocation – Moderate Portfolio	T. Rowe Price Equity Income
Asset Allocation – Moderate Growth Portfolio	T. Rowe Price Small Cap
International Moderate Growth Fund	Templeton Transamerica Global
BlackRock Large Cap Value	Third Avenue Value
Capital Guardian U.S. Equity	Transamerica Balanced
Capital Guardian Value	Transamerica Convertible Securities
Clarion Global Real Estate Securities	Transamerica Equity
Federated Market Opportunity	Transamerica Growth Opportunities
JPMorgan Core Bond	Transamerica Money Market
JPMorgan Enhanced Index	Transamerica Science & Technology
Legg Mason Partners All Cap	Transamerica Small/Mid Cap Value
MFS High Yield	Transamerica U.S. Government Securities
MFS International Equity	Transamerica Value Balanced
Marsico Growth	Van Kampen Mid-Cap Growth
PROFUNDS
ProFund VP Bull
ProFund VP Money Market
ProFund VP OTC
ProFund VP Short-Small Cap
ProFund VP Small-Cap
FIDELITY VARIABLE INSURANCE PRODUCTS FUND — SERVICE CLASS 2
Fidelity - VIP Index 500 Portfolio

The WRL Freedom Enhancer® credits a premium enhancement of 4.0% to your initial and subsequent premium payments, although we reserve the right to change the rate or discontinue crediting premium enhancements in the future. The overall expenses for the WRL Freedom Enhancer® may be higher than the expenses for a similar contract without a premium enhancement. Over time, the value of the premium enhancements may be more than offset by the higher fees.

If you would like more information about the WRL Freedom Enhancer®, you can obtain a free copy of the Statement of Additional Information (“SAI”) dated May 1, 2007. Please call us at 1-800-851-9777 (Monday-Friday, 8:30 a.m.-7:00 p.m. Eastern Time), write us at: Western Reserve, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001 or visit our website – www.westernreserve.com. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated herein by reference. The SEC maintains a website (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the Contract and the funds:

•    are not bank deposits

•    are not federally insured

•    are not endorsed by any bank or government agency

•    are not guaranteed to achieve their goal

•    involve risks, including possible loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

2

DEFINITIONS OF SPECIAL TERMS

Accumulation period—The period between the Contract date and the maturity date while the Contract is in force.

Accumulation unit value—An accounting unit of measure we use to calculate subaccount values during the accumulation period.

Administrative office—Our phone number is 1-800-851-9777. Our hours are Monday - Friday from 8:30 a.m. – 7:00 p.m. Eastern time.

Age—The issue age is the annuitant’s age on his/her birthday immediately preceding the Contract date. Attained age is the issue age plus the number of completed Contract years. When we use the term “age” in this prospectus, it has the same meaning as “attained age” in the Contract.

Annuitant—The person you named in the application (or later changed), to receive annuity payments. The annuitant may be changed as provided in the Contract’s death benefit provisions and annuity provision.

Annuity unit value—An accounting unit of measure we use to calculate annuity payments from the subaccounts after the maturity date.

Annuity value—The sum of the separate account value and the fixed account value at the end of any valuation period.

Beneficiary(ies)—The person(s) you elect to receive the death benefit proceeds under the Contract.

Cash value—The annuity value less any applicable premium taxes, any loans and unpaid accrued interest, the annual Contract charge, any surrender charge and any rider charges.

Code—The Internal Revenue Code of 1986, as amended.

Contract anniversary—The same day in each succeeding year as the Contract date. If there is no day in a calendar year which coincides with the Contract date, the Contract anniversary will be the first day of the next month.

Contract date—Generally, the later of the date on which the initial premium payment is received, or the date that the properly completed application is received, at Western Reserve’s administrative office. We measure Monthiversaries, Contract years, Contract months and Contract anniversaries from the Contract date.

Death claim day—Any day after the death report day on which we receive a beneficiary’s completed election form regarding payment of his/her portion of the death benefit proceeds that are payable upon the death of an owner who is the annuitant.

Death report day—The valuation date on which we have received both proof of death of an owner who is the annuitant and a beneficiary’s election regarding payment. If the spouse of the deceased owner/annuitant continues (if a joint owner) or elects to continue (if sole beneficiary) the Contract, there are two death report days (one relating to the death of the first owner/annuitant to die; the second relating to the death of the spouse who continues the Contract). If there is no spousal continuation of the Contract, then there is only one death report day for the Contract. If there are multiple beneficiaries, the death report day is the earliest date on which we receive both proof of death and any beneficiary’s completed election form.

Fixed account—An investment option to which you can direct your money under the Contract, other than the separate account. It provides a guarantee of principal and interest. The assets supporting the fixed account are held in the general account. The fixed account is not available in all states.

Fixed account value—During the accumulation period, your Contract’s value in the fixed account.

Funds—Investment companies which are registered with the U.S. Securities and Exchange Commission. The Contract allows you to invest in the portfolios of the funds through our subaccounts. We reserve the right to add portfolios of other registered investment companies as investment choices under the Contract in the future.

In force—Condition under which the Contract is active and an owner is entitled to exercise all rights under the Contract.

Mailing address—4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001. All premium payments, loan repayments, correspondence and notices should be sent to this address.

Maturity date—The date on which the accumulation period ends and annuity payments begin. The latest maturity date is the annuitant’s 95th birthday. For Contracts issued in conjunction with Net Income Makeup Charitable Remainder Unitrusts, the latest maturity date is the annuitant’s 100th birthday.

3

Monthiversary—The same day in the month as the Contract date. When there is no date in a calendar month that coincides with the Contract date, the Monthiversary is the first day of the next month.

NYSE—New York Stock Exchange.

Nonqualified Contracts—Contracts issued other than in connection with retirement plans.

Owner (you, your)—The person(s) entitled to exercise all rights under the Contract. The annuitant is an owner unless the application states otherwise, or unless a change of ownership is made at a later time. Joint owners may be named, provided the joint owners are husband and wife. Joint ownership is not available in all states.

Portfolio—A separate investment portfolio of a fund.

Premium enhancement—Amounts we add to your annuity value. Premium enhancements are not considered premiums.

Premium payments/premium—Amounts paid by an owner or on an owner’s behalf to Western Reserve as consideration for the benefits provided by the Contract. When we use the term “premium payment” or “premium” in this prospectus, it has the same meaning as “net premium” in the Contract, which means the premium payment less any applicable premium taxes.

Qualified Contracts—Contracts issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate account—WRL Series Annuity Account, a unit investment trust consisting of subaccounts. Each subaccount of the separate account invests solely in shares of a corresponding portfolio of a fund.

Separate account value—During the accumulation period, your Contract’s value in the separate account, which equals the sum of the values in each subaccount.

Subaccount—A subdivision of the separate account that invests exclusively in the shares of a specified portfolio and supports the Contracts. Subaccounts corresponding to each portfolio hold assets under the Contract during the accumulation period. Other subaccounts corresponding to each portfolio will hold assets after the maturity date if you select a variable annuity payment option.

Surrender—The termination of a Contract at the option of an owner.

Valuation date/ business day—Each day on which the NYSE is open for trading, except when a subaccount’s corresponding portfolio does not value its shares. Western Reserve is open for business on each day that the NYSE is open. When we use the term “business day,” it has the same meaning as valuation date.

Valuation period—The period of time over which we determine the change in the value of the subaccounts in order to price accumulation units and annuity units. Each valuation period begins at the close of normal trading on the NYSE (currently 4:00 p.m. Eastern Time on each valuation date) and ends at the close of normal trading of the NYSE on the next valuation date.

Western Reserve (we, us, our)—Western Reserve Life Assurance Co. of Ohio.

4

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail. Please read the entire prospectus carefully.

Certain provisions of Contract Form Number VA25 are different than those described herein. See Appendix B for information concerning Contract Form NumberVA25.

1.    The Annuity Contract

The WRL Freedom Enhancer® is a flexible payment variable deferred annuity contract (the “Contract”) offered by Western Reserve. It is a contract between you, as an owner, and Western Reserve, a life insurance company. The Contract provides a way for you to invest on a tax-deferred basis in the subaccounts of the separate account and the fixed account. We intend the Contract to be used to accumulate money for retirement or other long-term investment purposes.

The Contract allows you to direct your money into one or more of the subaccounts. Each subaccount invests exclusively in a single portfolio of a fund. The money you invest in the subaccounts will fluctuate daily based on the portfolio’s investment results. The value of your investment in the subaccounts is not guaranteed and may increase or decrease. You bear the investment risk for amounts you invest in the subaccounts.

You can also direct money to the fixed account. Amounts in the fixed account earn interest annually at a fixed rate that is guaranteed by us never to be less than 2% (in most states), and may be more. We guarantee the interest, as well as principal, on money placed in the fixed account. The fixed account is not available in all states.

You can transfer money between any of the investment choices during the accumulation period, subject to certain limits on transfers from the fixed account and certain restrictions on the method of transfers between ProFunds subaccounts and subaccounts investing in funds other than ProFunds.

We credit a premium enhancement of 4.0% of your initial premium to your annuity value on the Contract date. We will credit a premium enhancement of 4.0% on future premiums you pay, although we may, at our discretion, change the rate or discontinue crediting premium enhancements to future premium payments. This percentage could vary based on state laws.

For an additional charge, you may select an annual step-up death benefit rider. You may only add the annual step-up death benefit rider when you purchase the Contract. If you purchase this rider, you cannot drop it after we issue your Contract. You may also add an Additional Earnings Rider that may provide a supplemental death benefit if you have not already selected the annual step-up death benefit rider. See Section 9. Death Benefit, for details concerning these death benefit riders. Subject to compliance with applicable law, we may at any time discontinue offering any optional rider described in this prospectus.

The Contract, like all deferred annuity contracts, has two phases: the “accumulation period” and the “income phase.” During the accumulation period, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the Contract. The income phase starts on the maturity date when you begin receiving regular payments from your Contract. The money you can accumulate during the accumulation period, as well as the annuity payment option you choose, will largely determine the amount of any income payments you receive during the income phase.

2.    Annuity Payments

       (The Income Phase)

The Contract allows you to receive income after the maturity date under one of several annuity payment options. You may choose from fixed payment options or variable payment options. If you select a variable payment option, the dollar amount of the payments you receive may go up or down depending on the investment results of the portfolios you invest in at that time, reduced by the separate account annuitization charge. Generally, you cannot annuitize before your Contract’s fifth anniversary.

3.    Purchase

You can buy this Contract with $10,000 ($1,000 for traditional or Roth IRAs and $50 for other qualified Contracts) or more under most circumstances. You can add as little as $50 at any time during the accumulation period. We allow premium payments up to a total of $1,000,000 per Contract year without prior approval. There is no limit on the total premium

5

payments you may make during the accumulation period.

We credit a premium enhancement of 4.0% of your initial premium to your annuity value on the Contract date. Each premium payment you make after the initial premium will receive a premium enhancement of 4.0% that we will add to your annuity value, although we may change the rate or discontinue the premium enhancement at any time at our discretion. If we change the rate or discontinue crediting premium enhancements to future premium payments, we will provide you with notice in advance. Under certain circumstances, you might forfeit (that is, lose) the premium enhancement we credited.

4.    Investment Choices

You can invest your money in any of the fund portfolios by directing it to the corresponding subaccount. The portfolios are described in the fund prospectuses that you received with this prospectus. The portfolios now available to you under the Contract are:

Asset Allocation - Conservative Portfolio - Service Class

Asset Allocation - Growth Portfolio - Service Class

Asset Allocation - Moderate Portfolio - Service Class

Asset Allocation - Moderate Growth Portfolio - Service Class

International Moderate Growth Fund - Service Class

BlackRock Large Cap Value - Service Class

Capital Guardian U.S. Equity - Service Class

Capital Guardian Value - Service Class

Clarion Global Real Estate Securities - Service Class

Federated Market Opportunity - Service Class

JPMorgan Core Bond - Service Class

JPMorgan Enhanced Index - Service Class

Legg Mason Partners All Cap - Service Class

MFS High Yield - Service Class

MFS International Equity - Service Class

Marsico Growth - Service Class

Munder Net50 - Service Class

PIMCO Total Return - Service Class

T. Rowe Price Equity Income - Service Class

T. Rowe Price Small Cap - Service Class

Templeton Transamerica Global - Service Class

Third Avenue Value - Service Class

Transamerica Balanced - Service Class

Transamerica Convertible Securities - Service Class

Transamerica Equity - Service Class

Transamerica Growth Opportunities - Service Class

Transamerica Money Market - Service Class

Transamerica Science & Technology - Service Class

Transamerica Small/Mid Cap Value - Service Class

Transamerica U.S. Government Securities - Service Class

Transamerica Value Balanced - Service Class

Van Kampen Mid-Cap Growth - Service Class

Fidelity – VIP Index 500 Portfolio - Service Class 2

ProFund VP Bull(1)

ProFund VP Money Market(1)

ProFund VP OTC(1)

ProFund VP Short Small-Cap(1)

ProFund VP Small-Cap(1)

(1)	The ProFunds portfolios permit frequent transfers and investors in these portfolios may bear the additional costs and investment risks of frequent transfers.

Please contact our administrative office at 1-800-851-9777 (Monday — Friday 8:30 a.m. — 7:00 p.m. Eastern Time) or visit our website (www.westernreserve.com) to obtain an additional copy of the fund prospectuses containing more complete information concerning the funds and portfolios.

Depending upon market conditions, you can make or lose money in any of these subaccounts. We reserve the right to offer other investment choices in the future.

You can also allocate your premium payments to the fixed account. Unless otherwise required by state law, we reserve the right to limit the amount you may allocate or transfer to the fixed account. The fixed account is not available in all states. If your Contract was issued in Washington, Oregon, New Jersey or Massachusetts, you may not direct or transfer any money to the fixed account.

Transfers. You have the flexibility to transfer assets within your Contract. During the accumulation period you may transfer amounts among the subaccounts and between the subaccounts and the fixed account. Certain restrictions and charges apply.

5.    Expenses

See Appendix B for information concerning Contract Form Number VA25.

We do not take any deductions for sales charges from premium payments at the time you buy the Contract. You generally invest the full amount of each premium payment in one or more of the investment choices.

During the accumulation period, we deduct a daily mortality and expense risk charge of 1.00% annually (1.40% if you select the annual step-up death benefit

6

rider) and a daily administrative charge of 0.40% annually from the money you have invested in the subaccounts. During the income phase, if you elect a variable annuity payment option, we will deduct a daily separate account annuitization charge from your subaccount assets equal to an annual rate of 1.40% in place of the mortality and expense risk and administrative charges.

If you select the Additional Earnings Rider, there is an annual charge during the accumulation period of 0.35% of your Contract's annuity value. This charge will not increase after you purchase the rider. We deduct the rider charge from your annuity value on each rider anniversary and pro rata on the termination date of the rider. We do not assess this charge during the income phase.

During the accumulation period, we deduct an annual Contract charge of $30 from the annuity value on each Contract anniversary and at the time of surrender. We currently waive this charge if either your annuity value, or the total premiums you have paid us minus all partial surrenders (including surrender charges), equals or exceeds $50,000 on a Contract anniversary when this charge is payable. However, we will deduct this charge from your annuity value if you surrender your Contract completely.

We impose a $10 charge per transfer if you make more than 12 transfers among the subaccounts per Contract year. There is no charge for transfers from the fixed account. We do not currently charge for Internet transfers, although we reserve the right to do so in the future.

If you take a Contract loan, we will impose a $30 loan processing fee. Only certain types of qualified Contracts can take Contract loans. This fee is not applicable in all states.

We may deduct state premium taxes, which currently range from 0% to 3.50%, when you make your premium payment(s), if you surrender the Contract or partially surrender its value, if we pay out death benefit proceeds, or if you begin to receive regular annuity payments. We only charge you premium taxes in those states that require us to pay premium taxes.

If you make a partial surrender or surrender your Contract completely, we will deduct a surrender charge for premium payments surrendered within nine years after we receive the premium payment. This charge is 8% on the amount that must be surrendered if the surrender occurs within 36 months of our receipt of the premium payment, and then declines gradually to 7% — 37 through 48 months; 6% — 49 through 60 months; 5% — 61 through 72 months; 4% — 73 through 84 months; 3% — 85 through 96 months; 2% — 97 through 108 months; and no surrender charge — 109 months or more.

When we calculate surrender charges, we treat partial surrenders as coming first from the oldest premium payment, then the next oldest and so forth. For partial surrenders or systematic partial surrenders you make in any Contract year, we will waive all or a portion of the surrender charge on partial surrenders up to the maximum free amount. Partial surrenders in excess of the maximum free amount will be subject to a surrender charge. We will deduct the full surrender charge if you surrender your Contract completely. The “free amount” waiver does not apply to a complete surrender. We waive this charge under certain circumstances. See Section 5. Expenses—Surrender Charge for how we calculate the surrender charges and waivers.

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest fund expenses for the previous calendar year are found in the “Annuity Contract Fee Table” section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

See Section 10. Other Information - Distribution of the Contracts for information concerning compensation we pay our agents for the sale of the Contracts.

6.    Taxes

The Contract’s earnings are generally not taxed until you take them out. For federal tax purposes, if you take money out during the accumulation period, earnings come out first and are taxed as ordinary income. The annuity payments you receive during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income until the “investment in the contract” has been fully recovered. Different tax consequences may apply for a qualified Contract. If you are younger than 59 1/2 when you take money out of a Contract, you may be charged a 10% federal penalty tax on the amount you must report as taxable income.

Death benefits are taxable and generally are included in the income of the recipient as follows: if received

7

under an annuity payment option, death benefits are taxed in the same manner as annuity payouts; if not received under an annuity option (for instance, if paid out in a lump sum), death benefits are taxed in the same manner as a partial or complete surrender.

7.    Access to Your Money

You can take some or all of your money out anytime during the accumulation period. However, you may not take a partial surrender if it reduces the cash value below $10,000. No partial surrenders may be made from the fixed account without prior consent from us. Access to amounts held in qualified Contracts may be restricted or prohibited. Other restrictions and surrender charges may apply. You may also have to pay federal income tax and a penalty tax on any money you take out.

Partial surrenders may reduce the death benefit and the Additional Earnings Rider benefit by more than the amount surrendered. In the future, we may, in our sole discretion, reduce the amount of future premium enhancements by the amount of certain partial surrenders. If we were to reduce future premium enhancements by the amount of future partial surrenders, the reduction could be on a dollar-for-dollar basis or on a proportional basis. We will send you advance notice explaining how the reduction would work. The reduction would only apply to partial surrenders taken after we send you notice.

8.    Performance

The value of your Contract will vary up or down depending upon the investment performance of the subaccounts you choose and will be reduced by Contract fees and charges. Past performance does not guarantee future results.

9.    Death Benefit

If you are both an owner and the annuitant and you die before the maturity date, your beneficiary generally will receive the death benefit proceeds. If your surviving spouse continues (if a joint owner) or elects to continue (if a sole beneficiary) the Contract, the surviving spouse becomes sole owner and annuitant. We will increase the annuity value as of the death report day to equal the death benefit proceeds (described below) as of the death report day and revise the way we calculate the death benefit so that it is based on the age of the surviving spouse. Death benefit provisions may vary by state.

If you are named only as an owner, and you die before the annuitant and before the maturity date, and if your surviving spouse is the joint owner or sole beneficiary, then the Contract continues. However, the annuity value is not increased to equal the death benefit proceeds.

If you name different persons as owner and annuitant, you can affect whether the death benefit proceeds are payable and who will receive them. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

If the annuitant dies before the maturity date, the death benefit proceeds, if payable, will be determined by the death benefit option described in your Contract and in any optional death benefit rider that you purchased. If you purchase the annual step-up death benefit rider, you cannot drop it after we issue your Contract.

Under the standard death benefit, the death benefit proceeds will be the greater of:

•	the annuity value as of the death report day, reduced by the amount of any premium enhancements credited to the annuity value during the 12-month period before the death report day; or
•	the total premium payments you make to the Contract reduced by any adjusted partial surrenders.

Under the annual step-up death benefit rider, the death benefit proceeds will be the greater of:

•	the death benefit proceeds as determined under the standard death benefit; or
•

highest annuity value on any Contract anniversary prior to the annuitant's 81st birthday. If the Contract anniversary with the highest annuity value occurs during the 12-month period before the death day, then the highest annuity value will be reduced by the amount of any premium enhancements credited to the annuity value from the beginning of this 12-month period to that Contract anniversary. The highest annuity value will be increased for premium payments you have made (but not increased for the premium enhancements applicable to those premiums) and decreased for any adjusted partial surrenders we have paid to you following the Contract anniversary on which the highest annuity value. This death benefit will not exceed 200% of total premium payments less partial surrenders.

8

The adjusted partial surrender is equal to (a) times (b) where:

(a)	is the ratio of the value of any proceeds that would have been payable had death occurred, to the annuity value, as these amounts existed on the date the partial surrender is processed, but prior to the processing; and
(b)	is the amount of the partial surrender.

An additional death benefit may be payable if you purchase the Additional Earnings Rider (not available if you purchase the annual step-up death benefit rider) and it is in effect at the time the death benefit proceeds become payable. You may only select the Additional Earnings Rider if you are both the owner and the annuitant (except in the case of a trust or employer-sponsored plan). This rider is not available in all states and may vary by state. See Section 9. Death Benefit - Additional Earnings Rider for details.

The death benefit payable, if any, on or after the maturity date depends on the annuity payment option selected. See Section 2. Annuity Payments (The Income Phase) - Fixed Annuity Payment Options and Variable Annuity Payment Options for a description of the annuity payment options. Not all payment options provide for the payment of a death benefit.

10.    Other Information

Right to Cancel Period. You may return your Contract for a refund within 10 days after you receive it. In most states, the amount of the refund will be the total premium payments we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. We will retain any premium enhancement(s) we credited to your account value. You will keep any gains, and bear any losses, on amounts, including any premium enhancements, that you invested in the subaccounts. If state law requires, we will refund your original premium payment(s). We determine the value of the refund as of the date we receive the returned Contract at our administrative office. We will pay the refund within 7 days after we receive your original signature written notice of cancellation and the returned Contract. A faxed version of a copy of the written notice of cancellation will not be sufficient for us to pay a refund. The Contract will then be deemed void. In some states you may have more than 10 days and/or receive a different refund amount.

Who Should Purchase the Contract? We have designed this Contract for people seeking long-term tax-deferred accumulation of assets, generally for retirement. This includes persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in. If you are purchasing the Contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the Contract (including annuity income benefits) before purchasing the Contract, because the tax-favored arrangement itself provides tax-sheltered growth.

Additional Features. This Contract has additional features that might interest you. These include the following:

•

Reduced Minimum Initial Premium Payment (for nonqualified Contracts): You may make a minimum initial premium payment of $1,000, rather than $10,000, if you indicate on your application that you anticipate making minimum monthly payments of at least $100 by electronic funds transfer.

•

Systematic Partial Surrenders: You can arrange to have money automatically sent to you while your Contract is in the accumulation period. You may take systematic partial surrenders monthly, quarterly, semi-annually or annually without paying surrender charges. Amounts you receive may be included in your gross income and, in certain circumstances, may be subject to penalty taxes.

•

Dollar Cost Averaging: You can arrange to have a certain amount of money automatically transferred monthly from one or any combination of the fixed account, the Transamerica Money Market subaccount or JPMorgan Core Bond subaccount to your choice of subaccounts (except ProFunds subaccounts). Dollar cost averaging does not guarantee a profit and does not protect against a loss if market prices decline.

•

Asset Rebalancing: We will, upon your request, automatically transfer amounts periodically among the subaccounts (except ProFunds subaccounts) on a regular basis to maintain a desired allocation of the annuity value among the various subaccounts.

•

Telephone, Fax and Internet Transactions: You may make transfers, partial surrenders and/or change the allocation of additional premium payments by telephone or fax. You may also make transfers and change premium payment allocations through our website - www.westernreserve.com.

9

Internet transactions are not available for transfers and changes in premium payment allocations involving the fixed account. Transfer orders made in writing, by telephone, by facsimile, or via the Internet must be received before the close of our business day, which is the same as when the NYSE closes, usually 4:00 p.m. Eastern Time. Transfer orders received at our administrative office before the NYSE closes are priced using the subaccount accumulation unit value determined at the close of that regular business session of the NYSE (usually 4:00 p.m. Eastern Time). If we receive a transfer order at our administrative office after the NYSE closes for normal trading, we will process the order using the subaccount accumulation unit value determined at the close of the next regular business session of the NYSE. Restrictions apply to transfers involving the ProFunds subaccounts.

•

Nursing Care Facility Waiver: If you are confined to a nursing care facility, you may take partial surrenders or surrender your Contract completely without paying the surrender charge, under certain circumstances.

•	Terminal Condition Waiver: Under a terminal condition waiver, if certain medically-related circumstances occur, we will allow you to fully or partially surrender your money without a surrender charge.
•

Contract Loans (for certain qualified Contracts): If you own a qualified Contract, you may be eligible to take out Contract loans during the accumulation period, subject to certain restrictions. Penalties may apply if you fail to comply with required restrictions. See Section 7. Access to Your Money - Contract Loans for Certain Qualified Contracts for details.

•

Annual Step-Up Death Benefit and Additional Earnings Riders: You may add the annual step-up death benefit rider for an additional charge. If you wish to purchase the rider, you must select the rider on your application. If you purchase the annual step-up death benefit rider, you cannot drop it after we issue your Contract. However, you may purchase the Additional Earnings Rider at issue or on any Monthiversary during the accumulation period if you have not already purchased the annual step-up death benefit rider. These riders are not available to owners, joint owners or annuitants age 76 or older on the Contract date. These riders are not available in all states and may vary by state.

•	Annual Step-Up Death Benefit Rider: This rider provides a death benefit equal to the highest annuity value on any Contract anniversary prior to the annuitant's 81st birthday. If the Contract anniversary with the highest annuity value occurs during the 12-month period before the death day, then the highest annuity value will be reduced by the amount of any premium enhancements credited to the annuity value from the beginning of this 12-month period to that Contract anniversary. The highest annuity value will be increased for premium payments you have made (but not increased for the premium enhancements applicable to those premiums) and decreased for any adjusted partial surrenders we have paid to you following the Contract anniversary on which the highest annuity value. This death benefit will not exceed 200% of total premium payments less partial surrenders.

•

Additional Earnings Rider: You may add this rider for an additional charge when we issue the Contract or on any Monthiversary during the accumulation period if you, a joint owner and the annuitant are age 75 or younger and if you have not already purchased the annual step-up death benefit rider. It may provide you with a supplemental death benefit to help offset the taxes typically due on annuity death benefits. The Additional Earnings Rider may continue with the Contract if the surviving spouse elects to continue the Contract. If the Additional Earnings Rider is attached to a Contract with multiple beneficiaries, and the death benefit proceeds are payable to the beneficiaries, then each beneficiary may choose individually whether to receive any benefit under the Additional Earnings Rider as of the death report day (and thereby terminate the rider), or continue the rider (with fees) and have any benefit under the Additional Earnings Rider paid on that beneficiary’s death. We recommend that you consult your tax advisor before you purchase this rider.

•

Additional Benefits with Spousal Continuation: If an owner who is the annuitant dies before the maturity date, and the surviving spouse of the deceased owner continues (if a joint owner) or elects to continue (if a sole beneficiary) the Contract, the surviving spouse becomes sole owner and annuitant. We will increase the annuity value as of the death report day to equal the death benefit proceeds as of the death report day. We will pay a death benefit on the death of the surviving spouse and revise the way we calculate the death benefit so that it is based on the age of the surviving spouse.

•	Additional Death Benefit on Beneficiary’s Death: If an owner who is the annuitant dies

10

before the maturity date, and the deceased owner’s spouse is not named as joint owner or as the sole beneficiary who elects to continue the Contract, then each beneficiary can elect to keep the Contract in the accumulation period (with some restrictions) and to receive his or her portion of the death benefit proceeds over a period not to exceed that beneficiary’s life expectancy (the “distribution period”). We will pay a death benefit under the Contract if the beneficiary dies during the distribution period and permit such beneficiary to name a new beneficiary. We will revise the way we calculate that death benefit so that it is based on the age of such beneficiary.

•

Multiple Beneficiaries: If an owner who is an annuitant dies before the maturity date, and the deceased owner has named multiple beneficiaries, each beneficiary may choose individually how he or she wants to receive his/her portion of the death benefit proceeds.

These features are not available in all states, may vary by state and may not be suitable for certain qualified Contracts or in your particular situation. Subject to compliance with applicable law, we may at any time discontinue offering any optional rider or feature described in this prospectus.

Certain states place restrictions on access to the fixed account, on the death benefit calculation, on the annuity payment options and on other features of the Contract. Consult your agent and the Contract for details.

Scheduled Financial Transaction Processing. We process scheduled financial transactions based on the accumulation unit values determined at the end of the business day on which we schedule the transaction. Examples of scheduled financial transactions include systematic partial surrenders, dollar cost averaging and asset rebalancing.

A business day is any day the NYSE is open. Our business day closes when the NYSE closes, usually 4:00 p.m. Eastern Time. We observe the same holidays as the NYSE. If a day on which a scheduled financial transaction would ordinarily occur falls on a day the NYSE is closed, we will process the transaction the next day that the NYSE is open.

Other Contracts. We offer other variable annuity contracts which also invest in the same portfolios of the funds. These contracts may have different charges that could affect subaccount performance and may offer different benefits more suitable to your needs.

To obtain more information about these contracts, contact your agent, or call us at 1-800-851-9777 (Monday-Friday 8:30 a.m. - 7:00 p.m. Eastern Time).

Financial Information. We have included in Appendix A a financial history of the accumulation unit values for the subaccounts available through this Contract.

11.    Inquiries

If you need additional information or want to make a transaction, please contact us at:

Western Reserve Life Assurance Co. of Ohio

Administrative Office

1-800-851-9777

(Monday-Friday 8:30 a.m.-7:00 p.m. Eastern Time)

You may check your policy at www.westernreserve.com. We cannot guarantee that you will be able to access this site.

Or write to us at our mailing address:

Western Reserve Life Assurance Co. of Ohio

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

Please send all premium payments, loan repayments, correspondence and notices to the mailing address.

11

ANNUITY CONTRACT FEE TABLE(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and charges that you will pay at the time that you buy the Contract, take a loan from the Contract, partially or completely surrender the Contract, or transfer annuity value between the subaccounts and/or the fixed account. State premium taxes may also apply.

Owner Transaction Expenses

Sales Load on Premium Payments	None
Maximum Surrender Charge (as a % of premium payments)(2)(3)(4)	8%
Transfer Charge(5)	$10 after 12 per year
Loan Processing Fee(6)	$30 per loan
Special Service Fee	$0 - $25

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including portfolio fees and expenses. This table also includes the charges you would pay if you added optional riders to your Contract.

Annual Contract Charge(4)(7)	$30 per Contract year
Separate Account Annual Expenses (as a % of average separate account value during the accumulation period)(8)
Under Standard Death Benefit: Mortality and Expense Risk Charge Administrative Charge Total Separate Account Annual Expenses	1.00% 0.40% 1.40%
With Annual Step-Up Death Benefit Added (optional): Mortality and Expense Risk Charge Administrative Charge Total Separate Account Annual Expenses	1.40% 0.40% 1.80%
Annual Optional Rider Charges
Additional Earnings Rider(9)	0.35%

The next table shows the lowest and highest total operating expenses charged by the portfolios for the fiscal year ended December 31, 2006. Expenses of the portfolios may be higher or lower in the future. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Annual Portfolio Operating Expenses(10)(11)	Lowest	Highest
Expenses (total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses.)	0.65%	1.67%

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example shows the highest costs of investing in the Contract, including Contract owner transaction expenses, the annual Contract charge, separate account charges (assuming the annual step-up death benefit rider has been added), and highest Annual Portfolio Operating Expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year.

Example(12)	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period.	$1136	$1997	$2689	$4317
If you annuitize* or remain invested in the Contract at the end of the applicable time period.	$409	$1245	$2105	$4317

*	You cannot annuitize your Contract before your Contract’s fifth anniversary.

12

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

For information concerning compensation paid for the sale of the Contracts, see “Distribution of the Contracts.”

(1)	The Fee Table applies only to the accumulation period. During the income phase, the fees may be different than those described in the fee table. See Section 5, Expenses.

(2)	We will deduct from any payment for a partial or complete surrender the charge for any extraordinary expenses we incur for expediting delivery of the payment of your partial or complete surrender – such as for wire transfers or overnight mail expenses. We charge $25 for a wire transfer and $20 ($30 for a Saturday delivery) for an overnight delivery.

(3)	The surrender charge decreases based on the number of years since each premium payment was made, from 8% in the first three years after the premium payment was made to 0% in the tenth year after the premium payment was made. To calculate surrender charges, the first premium payment made is considered to come out first. This charge is waived under certain circumstances.

(4)	We may reduce or waive the surrender charge and the annual Contract charge for Contracts sold to groups of employees with the same employer, including our directors, officers and full-time employees, or other groups where sales to the group reduce our administrative expenses.

(5)	There is no charge for transfers from the fixed account. We do not currently charge for Internet transfers, although we reserve the right to do so in the future.

(6)	Loans are available only for certain qualified Contracts. The loan processing fee is not applicable in all states.

(7)	We currently waive this charge if either the annuity value, or the total premium payments, minus all partial surrenders, equals or exceeds $50,000 on a Contract anniversary on which the charge is payable. However, we will deduct this charge from your annuity value if you surrender your Contract completely.

(8)	These charges are assessed on your assets in each subaccount. They do not apply to the fixed account. The mortality and expense risk charge of 1.00% applies when you have selected the standard death benefit. If you select the annual step-up death benefit, then the mortality and expense risk charge will increase to 1.40%. These charges apply only during the accumulation period. After the maturity date, if you elect a variable annuity payment option, we will deduct a daily separate account annuitization charge from your subaccount assets equal to an annual rate of 1.40% in place of the mortality and expense risk and administrative charges.

(9)	This rider is optional. You may not add this rider if you have already purchased the annual step-up death benefit rider. If you add it then, during the accumulation period we will impose an annual rider charge equal to 0.35% of your Contract’s annuity value on each rider anniversary and pro rata on the termination date of the rider. The charge will not increase once the rider has been issued. We deduct the rider charge from the fixed account and from each subaccount in proportion to the amount of the annuity value in each account. We do not assess this charge during the income phase. This rider is not available in all states.

(10)	The portfolio expenses used to prepare this table were provided to Western Reserve by the fund(s). Western Reserve has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2006. Current or future expenses may be greater or less than those shown.

(11)	The table showing the range of expenses for the portfolios takes into account the expenses of several asset allocation portfolios that are “fund of funds.” A “fund of funds” portfolio typically allocates its assets, within predetermined percentage ranges, among certain other portfolios of the ATST fund. Each “fund of funds” has its own set of operating expenses, as does each of the portfolios in which it invests. In determining the range of portfolio expenses, Western Reserve took into account the combined actual expenses for each of the “fund of funds” and for the portfolios in which it invests, assuming a constant allocation by each “fund of funds” of its assets among the portfolios identical to its actual allocation at December 31, 2006.

(12)	The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). The annual Contract charge of $30 is reflected as an annual charge of 0.10% that is determined by dividing the total annual Contract charges that were collected during 2006 by total average net assets to be attributable to the Contract during 2006. Different fees and expenses not reflected in the Example may be assessed after you annuitize under a variable annuity payout option.

13

1.    THE ANNUITY CONTRACT

This prospectus describes the WRL Freedom Enhancer® variable annuity contract offered by Western Reserve.

An annuity is a contract between you, an owner, and an insurance company (in this case Western Reserve), where the insurance company promises to pay the annuitant an income in the form of annuity payments. These payments begin after the maturity date. (See Section 2 below). Until the maturity date, your annuity is in the accumulation period and the earnings generally are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After the maturity date, your annuity switches to the income phase.

The Contract is a flexible payment variable deferred annuity. You can use the Contract to accumulate funds for retirement or other long-term financial planning purposes.

It is a “flexible payment” Contract because after you purchase it, you can generally make additional investments of $50 or more at any time, until the maturity date. But you are not required to make any additional investments.

The Contract is a “variable” annuity because the value of your Contract can go up or down based on the performance of your investment choices. If you select the variable investment portion of the Contract, the amount of money you are able to accumulate in your Contract during the accumulation period depends upon the performance of your investment choices. If you elect to receive variable annuity payments during the income phase of your Contract, the amount of your annuity payments will also depend upon the performance of your investment choices for the income phase.

The Contract also contains a fixed account. Unless otherwise required by state law, we reserve the right to limit the amount you allocate or transfer to the fixed account. The fixed account offers an interest rate that is guaranteed by Western Reserve to equal at least 2% per year. There may be different interest rates for each payment or transfer you direct to the fixed account which are equal to or greater than the guaranteed rate. The interest rates we set will be credited for periods of at least one year measured from each payment or transfer date.

The fixed account is not available in all states. If your Contract was issued in Washington, Oregon, New Jersey or Massachusetts, you may not direct or transfer any money to the fixed account.

2.    ANNUITY PAYMENTS

      (THE INCOME PHASE)

You choose the date when annuity payments start under the Contract. This is the maturity date. You can change this date by giving us 30 days written notice. The maturity date cannot be earlier than the end of the fifth Contract year. The maturity date cannot be later than the annuitant’s 95th birthday. The maturity date may be earlier for qualified Contracts.

Election of Annuity Payment Option. Before the maturity date, if the annuitant is alive, you may choose an annuity payment option or change your option. If you do not choose an annuity option by the maturity date, we will make payments under Option D (see below) as a Variable Life Income with 10 years of guaranteed payments. You cannot change the annuity payment option after the maturity date.

If you choose a variable payment option, you must specify how you want the annuity proceeds divided among the subaccounts as of the maturity date. If you do not specify, we will allocate the annuity proceeds in the same proportion as the annuity value is allocated among the investment options on the maturity date. After the maturity date, you may make transfers among the subaccounts, but you may not make transfers from or to the fixed account; we may limit subaccount transfers to one per Contract year.

Unless you specify otherwise, the annuitant named on the application will receive the annuity payments. As of the maturity date and so long as we agree, you may elect a different annuitant or add a joint annuitant who will be a joint payee under a joint and survivor life income payment option. If you do not choose an annuitant, we will consider you to be the annuitant.

Supplemental Contract. Once you annuitize and if you have selected a fixed annuity payment option, the Contract will end and we will issue a supplemental Contract to describe the terms of the option you selected. The supplemental Contract will name who will receive the annuity payments and describe when the annuity payments will be made.

14

Annuity Payment Options Under the Contract

The Contract provides several annuity payment options that are described below. You may choose any annuity payment option available under your Contract. You can choose to receive payments monthly, quarterly, semi-annually or annually.

We will use your “annuity proceeds” to provide these payments. The “annuity proceeds” is your annuity value on the maturity date, less any premium tax that may apply. If your annuity payment would be less than $20, then we will pay you the annuity proceeds in one lump sum.

Fixed Annuity Payments. If you choose annuity payment Option A, B or C, the dollar amount of each annuity payment will be fixed on the maturity date and guaranteed by us. The payment amount will generally depend on the following:

•	The amount of the annuity proceeds on the maturity date;
•	The interest rate we credit on those amounts; and
•	The specific payment option you choose.

Variable Annuity Payments. If you choose variable annuity payment Option D or E, the dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the Contract. The dollar amount of each additional variable payment will vary based on the investment performance of the subaccount(s) you invest in and the Contract’s assumed investment return of 5%. The dollar amount of each variable payment after the first may increase, decrease or remain constant. If, after all charges are deducted, the actual investment performance exactly matches the Contract’s assumed investment return of 5% at all times, then the dollar amount of the next variable annuity payment would remain the same. If actual investment performance, after all charges are deducted, exceeds the assumed investment return, then the dollar amount of the variable annuity payments would increase. But, if actual investment performance, less charges, is lower than the 5% assumed investment return, then the dollar amount of the variable annuity payments would decrease. The portfolio in which you are invested must grow at a rate at least equal to the 5% assumed investment return (plus the daily separate account annuitization charge equal to an annual rate of 1.40% of subaccount assets) in order to avoid a decrease in the dollar amount of variable annuity payments. For more information on how variable annuity income payments are determined, see the SAI.

If you elect a variable annuity payment option, we deduct a daily separate account annuitization charge from your subaccount assets equal to an annual rate of 1.40%.

The annuity payment options are explained below. Some of the annuity payment options may not be available in all states. Options A, B, and C are fixed only. Options D and E are variable only.

Fixed Annuity Payment Options

Payment Option A — Fixed Installments. We will pay the annuity in equal payments over a fixed period of 5, 10, 15, or 20 years or any other fixed period acceptable to Western Reserve.

Payment Option B — Life Income: Fixed Payments.

•	No Period Certain — We will make level payments only during the annuitant’s lifetime; or
•	10 Years Certain — We will make level payments for the longer of the annuitant’s lifetime or 10 years; or
•	Guaranteed Return of Annuity Proceeds — We will make level payments for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the annuity proceeds.

Payment Option C — Joint and Survivor Life Income: Fixed Payments. We will make level payments during the joint lifetime of the annuitant and a joint annuitant of your choice. Payments will be made as long as either person is living.

For more information on how the fixed annuity payments are determined, see the SAI.

Variable Annuity Payment Options

Payment Option D — Variable Life Income. The annuity proceeds are used to purchase variable annuity units in the subaccounts you select. You may choose between:

•	No Period Certain — We will make variable payments only during the annuitant’s lifetime; or
•	10 Years Certain — We will make variable payments for the longer of the annuitant’s lifetime or 10 years.

15

Payment Option E — Variable Joint and Survivor Life Income. We will make variable payments during the joint lifetime of the annuitant and a joint annuitant of your choice. Payments will be made as long as either person is living.

Other annuity payment options may be arranged by agreement with us.

If your contract is a qualified contract, payment option A may not satisfy minimum required distribution rules. Consult a tax advisor before electing that option.

Note Carefully: The death benefit payable after the maturity date will be affected by the annuity option you choose.

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Life Income (fixed or variable); and
•	the annuitant(s) dies, for example, before the due date of the second annuity payment;

THEN:

•	we may make only one annuity payment and there will be no death benefit payable.

IF:

•	you choose Fixed Installments, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Annuity Proceeds, or Variable Life Income with 10 Years Certain; and
•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their value (determined at the date of death) may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the annuitant’s address of record. The annuitant is responsible for keeping Western Reserve informed of the annuitant’s current address of record.

3.    PURCHASE

Contract Issue Requirements

We will not issue a Contract unless:

•	we receive information we need to issue the Contract;
•	we receive a minimum initial premium payment (except for 403(b) Contracts); and
•	the annuitant is age 80 or younger.

In order to purchase the optional annual step-up death benefit rider or Additional Earnings Rider, you, a joint owner and the annuitant must be age 75 or younger. If you purchase the annual step-up death benefit rider, you cannot drop it after we issue your Contract. You may purchase the Additional Earnings Rider at issue or on any Monthiversary during the accumulation period if you have not already purchased the annual step-up death benefit rider. You may not purchase the Additional Earnings Rider if you have purchased the death benefit rider.

Premium Payments

You should make checks or drafts for premium payments payable only to “Western Reserve Life” and send them to our administrative office. Your check or draft must be honored in order for us to pay any associated payments and benefits due under the Contract.

Initial Premium Requirements

The initial premium payment for nonqualified Contracts must be at least $10,000. However, you may make a minimum initial premium payment of $1,000, rather than $10,000, if you indicate on your application that you anticipate making minimum monthly payments of at least $100 by electronic funds transfer. For traditional or Roth IRAs, the minimum initial premium payment is $1,000 and for qualified Contracts other than traditional or Roth IRAs, the minimum initial premium payment is $50.

We will credit your initial premium payment to your Contract within two business days after the day we receive it and your complete Contract information at our administrative office. If we are unable to credit your initial premium payment, we (or your agent) will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you tell us (or your agent) to keep it. We will credit your initial

16

premium payment as soon as we receive all necessary application information.

The date on which we credit your initial premium payment to your Contract is generally the Contract date. If the date we credit your premium to the contract falls on the 29th, 30th or 31st day of the month, your Contract date will be the 28th day of the month. The Contract date is used to determine Contract years, Contract months and Contract anniversaries.

Although we do not anticipate delays in processing your application, we may experience delays if agents fail to forward applications and purchase payments to our administrative office in a timely manner.

If you wish to make purchase payments by bank wire, please contact our administrative office at 1-800-851-9777 (Monday – Friday 8:30 a.m. – 7:00 p.m. Eastern Time.

We may reject any application or purchase payment for any reason permitted by law.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can make additional premium payments as often as you like during the lifetime of the annuitant and prior to the maturity date. We will accept premium payments by bank wire or by check. Additional premium payments must be at least $50 ($100 monthly in the case of nonqualified Contracts with a $1,000 initial premium payment and $1,000 if by wire). We will credit any additional premium payments you make to your Contract at the accumulation unit value computed at the end of the business day on which we receive them at our administrative office. Our business day closes when the NYSE closes, usually at 4:00 p.m. Eastern Time. If we receive your premium payments after the close of our business day, we will calculate and credit them as of the close of the next business day.

Maximum Annual Premium Payments

We allow premium payments up to a total of $1,000,000 in any Contract year without prior approval. There is no limit on the total premium payments you may make during the accumulation period.

Premium Enhancement

We will add an amount called a premium enhancement (currently equal to 4.0% of the initial premium payment) to the annuity value on the Contract date. The amount of the premium enhancement is not considered to be a premium payment. We will also credit a premium enhancement of 4.0% (this percentage could vary based on state laws) on subsequent premium payments, although we reserve the right, at our sole discretion, to change the rate of the premium enhancement or to discontinue crediting premium enhancements in the future. Any premium enhancement we credit will never be more than 8%.

We will establish the rate, at our sole discretion, for each future premium enhancement. Rates may vary based on the annuitant’s age and the Contract year at the time the premium payment is made. The amount of future premium enhancements may be reduced by the amount of future partial surrenders. If we were to reduce future premium enhancements by the amount of future partial surrenders, the reduction could be on a dollar-for-dollar basis or on a proportional basis. The reduction would apply only to partial surrenders taken after we send you notice. If we change the rate or amount of the premium enhancement or if we eliminate the premium enhancement, we will send you notice in advance. In addition, we will send you a confirmation that will state the amount of any premium enhancement that was credited to your annuity value.

If you cancel your Contract during the right to cancel period, we will deduct the premium enhancement from your refund. See Section 3. Purchase - Right to Cancel Period. The death benefit may be reduced by the amount of any premium enhancements credited to the annuity value during the 12 months before the death report day. See Section 9. Death Benefit. We will also reduce any partial or complete surrenders taken under the nursing care facility waiver or the terminal condition waiver by the amount of any premium enhancements credited to the annuity value during the 12 months before the surrender. See Section 5. Expenses - Surrender Charge.

We expect to use a portion of the mortality and expense risk charge and/or the surrender charge to pay the premium enhancement.

In certain unusual circumstances, you might be worse off because of the premium enhancement. This could happen if we recapture the dollar amount of the premium enhancement and the overall investment

17

performance of your Contract was negative. The expenses for this Contract may be higher than the expenses for a contract without any premium enhancements.

Examples. The following examples illustrate how a 4.0% credit works:

Suppose you invest $10,000 in a Contract. We immediately credit an additional 4.0% or $400, so your annuity value begins at $10,400. Assume that in six months the annuity value increases by 5%, so it is $10,920 (($10,400 × 0.05 = $520) ($520 + $10,400 = $10,920)). At that point in time, the death benefit would be $10,520 ($10,920 less the $400 credit). Note that although the credit is not included in the death benefit, the $20 of earnings on the credit is included. The cash value would be $10,920 minus the surrender charge of 8%, minus other applicable deductions. Assume that at the end of twelve months, the annuity value has increased by 10% so it is $11,440 (($10,400 × 0.10 = $1,040) ($1,040 + $10,400 = 11,440)). The death benefit at that time would be the full annuity value of $11,440 and the cash value would be $11,440 minus the surrender charge of 8% and other applicable deductions.

A decrease in value works in a similar manner. Again suppose you invest $10,000 and we credit a 4.0%, or $400 credit, and the annuity value decreases 5% to $9,880 ($10,400 minus $520). Your death benefit in six months time would be $10,000 since it is never less than your premium payments, less any adjusted partial surrenders and premium taxes. Your cash value would be $9,880 minus the surrender charge of 8% and other applicable deductions.

In the case of multiple premium payments, for purposes of the credit, the most recent premium payment is deemed to be withdrawn first. Suppose you make a $10,000 premium payment in June 2000 (getting a $400 credit) and a $20,000 premium payment in December 2000 (getting a $800 credit). If you die in August 2001 (more than 12 months after the June 2000 premium payment, but less than 12 months after the December 2000 premium payment), the $800 credit for the December premium payment has not vested (since it is less than 12 months old) so the full $800 is deducted in calculating the death benefit. However, the death benefit would include any earnings/loss attributable to that credit. The $400 credit for the June payment is over 12 months old so it (and any earnings/loss on it) is included in the death benefit.

The Internal Revenue Code generally requires that interests in a qualified Contract be nonforfeitable, and it is unclear whether the premium enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this Contract as a qualified contract.

Allocation of Premium Payments

On the Contract date, we will allocate your premium payment (plus the premium enhancement) to the investment choices you selected on your application. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments (plus premium enhancements, if any) as you selected on your application, unless you request a different allocation.

Unless otherwise required by state law, we reserve the right to limit the amount you may allocate or transfer to the fixed account.

You may change allocations for future additional premium payments by writing to or telephoning the administrative office or by visiting our website – www.westernreserve.com, subject to the limitations described under Section 4. Investment Choices – Telephone, Fax and Internet Transactions. The allocation change will apply to premium payments received after the date we receive the change request at our administrative office. We reserve the right to impose a $25 charge each time you change your allocation of premium payments among the subaccounts and the fixed account more than once each Contract quarter.

You should review periodically how your payments are divided among the subaccounts because market conditions and your overall financial objectives may change.

Right to Cancel Period

You may return your Contract for a refund within 10 days after you receive it. In most states, the amount of the refund will be the total premium payments we have received (less any premium enhancement) plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. The refund will not include any premium enhancements we credited to your annuity value. You will keep any gains, and bear any losses, on amounts (including any premium enhancements) that you invested in the subaccounts. If state law requires, we will refund your original premium payment(s). We determine the value of the refund as of the date we receive (at our administrative

18

office) your written notice of cancellation and the returned Contract at our administrative office. We will pay the refund within 7 days after we receive your written notice of cancellation and the returned Contract. The Contract will then be deemed void. In some states you may have more than 10 days and/or receive a different refund amount.

Annuity Value

You should expect your annuity value to change from valuation period to valuation period to reflect the investment performance of the portfolios, the interest credited to your value in the fixed account, and the fees and charges we deduct. A valuation period begins at the close of business on each valuation date and ends at the close of business on the next valuation date. A valuation date is any day the NYSE is open. Our business day closes when the NYSE closes, usually 4:00 p.m. Eastern Time. We observe the same holidays as the NYSE.

Accumulation Units

We measure the value of your Contract during the accumulation period by using a measurement called an accumulation unit. During the income phase, we use a measurement called an annuity unit. When you direct money into a subaccount, we credit your Contract with accumulation units for that subaccount. We determine how many accumulation units to credit by dividing the dollar amount you direct to the subaccount by the subaccount’s accumulation unit value as of the end of that valuation date. If you partially surrender or transfer out of a subaccount, or if we assess a transfer charge, annual Contract charge, any surrender charge, or any Additional Earnings Rider charge, or a change in premium payment allocation fee, we subtract accumulation units from the subaccounts using the same method.

Each subaccount’s accumulation unit value was set at $10 when the subaccount started. We recalculate the accumulation unit value for each subaccount at the close of each valuation date. The new accumulation unit value reflects the investment performance and the fees and expenses of the underlying portfolio, and the daily deduction of the mortality and expense risk charge and the administrative charge. For a detailed discussion of how we determine accumulation unit values, see the SAI.

4.    INVESTMENT CHOICES

The Separate Account

Currently the following underlying fund portfolios are offered through this Contract.

AEGON/TRANSAMERICA SERIES TRUST – SERVICE CLASS

Portfolio Construction Manager: Morningstar Associates, LLC

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

International Moderate Growth Fund

Subadvised by BlackRock Investment Management, LLC(1)

BlackRock Large Cap Value(2)

Subadvised by Capital Guardian Trust Company

Capital Guardian U.S. Equity

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities

Clarion Global Real Estate Securities

Subadvised by Federated Equity Management Company of Pennsylvania

Federated Market Opportunity(3)

Subadvised by J.P. Morgan Investment Advisors, Inc.

JPMorgan Core Bond(4)

Subadvised by J.P. Morgan Investment Management Inc.

JPMorgan Enhanced Index

Subadvised by ClearBridge Advisors, LLC(5)

Legg Mason Partners All Cap(6)

Subadvised by MFS® Investment Management

MFS High Yield

MFS International Equity(7)

Subadvised by Columbia Management Advisors, LLC

Marsico Growth

Subadvised by Munder Capital Management

Munder Net50

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income

T. Rowe Price Small Cap

Subadvised by Templeton Investment Counsel, LLC and Transamerica Investment Management, LLC(8)

Templeton Transamerica Global(9)

Subadvised by Third Avenue Management LLC

Third Avenue Value

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced

19

Transamerica Convertible Securities

Transamerica Equity(10)

Transamerica Growth Opportunities

Transamerica Money Market

Transamerica Science & Technology(11)

Transamerica Small/Mid Cap Value

Transamerica U.S. Government Securities

Transamerica Value Balanced

Subadvised by Van Kampen Asset Management

Van Kampen Mid-Cap Growth

FIDELITY VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

Managed by Fidelity Management & Research Company

Fidelity - VIP Index 500 Portfolio

PROFUNDS(12)

Managed by ProFund Advisors LLC

ProFund VP Bull

ProFund VP Money Market

ProFund VP OTC

ProFund VP Short-Small Cap

ProFund VP Small-Cap

(1)	Formerly subadvised by Mercury Advisors.
(2)	Formerly known as Mercury Large Cap Value.
(3)	Formerly known as Federated Growth & Income.
(4)	Formerly known as AEGON Bond
(5)	Formerly subadvised by Salomon Brothers Asset Management Inc.
(6)	Formerly known as Salomon All Cap.
(7)	Formerly known as American Century International.
(8)	Formerly subadvised by Templeton Investment Counsel, LLC and Great Companies, LLC.
(9)	Formerly known as Templeton Great Companies Global.
(10)	Great Companies-AmericaSM and the Janus Growth merged into Transamerica Equity.
(11)	Formerly known as Great Companies-TechnologySM.
(12)	The ProFunds portfolios permit frequent transfers and investors in these portfolios may bear the additional costs and investment risks of frequent transfers.

The following subaccount is closed to new investment as of December 12, 2005:

AEGON/Transamerica Series Trust – Service Class

Subadvised by J.P. Morgan Investment Management Inc.

JPMorgan Mid Cap Value

The general public may not purchase these portfolios. Their investment objectives and contract may be similar to other portfolios and mutual funds managed by the same investment adviser or sub-adviser that are sold directly to the public. You should not expect that the investment results of the other portfolios and mutual funds will be comparable to the portfolios offered by this prospectus.

There is no assurance that a portfolio will achieve its stated objective(s). For example, during extended periods of low interest rates, the yield of a money market subaccount may become extremely low and possibly negative. More detailed information may be found in the fund prospectuses. You should read the fund prospectuses carefully before you invest.

Please contact our administrative office at 1-800-851-9777 (Monday — Friday 8:30 a.m. — 7:00 p.m. Eastern Time) or visit our website (www.westernreserve.com) to obtain an additional copy of the fund prospectuses containing more complete information concerning the funds and portfolios.

Selection of Underlying Portfolios

The underlying portfolios offered through this product are selected by Western Reserve, and Western Reserve may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm.

Another factor that we may consider is whether the underlying portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the AEGON/Transamerica Series Trust (“ATST”) portfolios at least in part because they are managed by Transamerica Fund Advisors, Inc. (“TFAI”), our directly owned subsidiary.

You are responsible for choosing the portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk

20

tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the portfolios that is available to you, including each fund's prospectus, statement of additional information and annual and semi/annual reports. Other sources such as newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a fund or portfolio. After you select portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your Contract resulting from the performance of the Portfolios you have chosen.

We do not recommend or endorse any particular portfolio and we do not provide investment advice.

We do not guarantee that each portfolio will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable laws, to add new portfolios or portfolio classes, close existing portfolios or portfolio classes to allocations of new premiums by existing or new Contract owners at any time or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios or portfolio classes may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by applicable law.

We reserve the right to limit the number of subaccounts you are invested in at any one time.

The Fixed Account

Premium payments (and any premium enhancements) you allocate to, and amounts you transfer to, the fixed account become part of the general account of Western Reserve. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Accordingly, neither the general account nor any interests in the general account is generally subject to the provisions of the 1933 Act or 1940 Act. Western Reserve has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus which relates to the fixed account.

We guarantee that the interest credited to the fixed account will not be less than 2% (in most states) per year. We have no formula for determining fixed account current interest rates. We establish the interest rate, at our sole discretion, for each premium payment or transfer into the fixed account. Rates are guaranteed for at least one year, but will never be less than 2% per year.

The minimum fixed account cash value upon full surrender is 90% of the fixed account premium payments less partial surrenders and transfers from the fixed account accumulated at 3% per year.

Any money you allocate or transfer to the fixed account will be placed with the other general assets of Western Reserve. All assets in our general account are subject to the general liabilities of our business operations. The amount of money you are able to accumulate in the fixed account during the accumulation period depends upon the total interest credited. The amount of annuity payments you receive during the income phase under a fixed annuity option will remain level for the entire income phase.

When you request a transfer, or if we consent to a partial surrender from the fixed account, we will account for it on a first-in, first-out (“FIFO”) basis, for purposes of crediting your interest. This means that we will take the deduction from the oldest money you have put in the fixed account. You may transfer money from the fixed account to the subaccounts once during each Contract year, subject to certain restrictions. You may not transfer money between the fixed account and the subaccounts during the income phase. You may not make partial surrenders from the fixed account unless we consent.

Unless otherwise required by state law, we reserve the right to limit the amount you may allocate or transfer to the fixed account.

Transfers

During the accumulation period, you or your agent/registered representative of record may make transfers from any subaccount. However, if you elect the asset rebalancing program, you may not make any transfers if you want to continue in the program. A

21

transfer would automatically cancel your participation in the asset rebalancing program.

Currently, we allow you to transfer up to 100% of the amount in the fixed account. However, we reserve the right to require that you comply with one or more of the following:

•	That you only make one transfer per Contract year. This restriction does not apply if you have selected dollar cost averaging;
•	That you request transfers from the fixed account in writing;
•	That you only make transfers from the fixed account during the 30 days following each contract anniversary; and
•	That you limit the maximum amount you transfer from the fixed account to the greater of:
1)	25% of the amount in the fixed account; or
2)	the amount you transferred from the fixed account in the immediately prior Contract year.

Before effecting any of these requirements, we will notify you in writing, and they will apply uniformly to all Owners.

Except when used to pay premiums, we may also defer payment of any amounts from the fixed account for no longer than six months after we receive written notice of your request for the transfer. Transfers from the fixed account are not available through our Internet website.

During the income phase of your Contract, you may transfer values from one subaccount to another. No transfers may be made to or from the fixed account during the income phase. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the variable annuity units in the subaccount from which the transfer is being made. We may limit subaccount transfers to one per Contract year.

The fixed account is not available in all states. If your Contract was issued in Washington, Oregon, New Jersey or Massachusetts, you may not transfer any of their Contract value to the fixed account.

Transfers may be made by telephone, fax, mail or Internet, subject to limitations described under Section 4. Investment Choices – Telephone, Fax and Internet Transactions. We consider all transfers made in any one day to be a single transfer.

If you make more than 12 transfers from the subaccounts in any Contract year, we will charge you

$10 for each additional transfer you make during that year. There is no charge for transfers from the fixed account. We do not currently charge for Internet transfers, although we reserve the right to do so in the future.

Transfers to and from the subaccounts will be processed based on the accumulation unit values determined at the end of the business day on which we receive your written, telephoned, internet or faxed request at our administrative office, provided we receive your request at our administrative office before the close of our business day (usually 4:00 p.m. Eastern Time). If we receive your request at our administrative office at or after the close of our business day, we will process the transfer request using the accumulation unit value for the next business day.

Market Timing and Disruptive Trading

The market timing policy and the related procedures (discussed below) do not apply to the ProFunds Trust (ProFunds) subaccounts because the corresponding portfolios are specifically designed to accommodate frequent transfer activity. If you invest in the ProFunds subaccounts, you should be aware that you may bear the costs and increased risks of frequent transfers discussed below.

Statement of Policy. This variable insurance product was not designed for the use of market timers or frequent or disruptive traders. Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other contract owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);
(2)	an adverse effect on portfolio management, such as:
(a)	impeding a portfolio manager’s ability to sustain an investment objective;

22

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or
(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and
(3)	increased brokerage and administrative expenses.

These costs are borne by all contract owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading. As discussed herein, we cannot detect or deter all market timing or other potentially disruptive trading. Do not invest with us (except in the ProFunds subaccounts as discussed above) if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different contract and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some contract owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;
•

expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less

23

successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that, some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such contract owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other contract owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. The prospectuses for the underlying fund portfolios describe any such contract and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the contract and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Contract owners should be aware that we may not have the contractual ability or the operational capacity to monitor contract owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, contract owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the contract and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Contract owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual contract owners, and to restrict or prohibit further purchases or transfers by specific contract owners identified by an underlying fund portfolio as violating the frequent trading policies established for that portfolio.

Omnibus Orders. Contract owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance

24

companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance contract, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

ProFunds Subaccounts. The restrictions above do not apply to ProFunds subaccounts. However, you may only transfer from ProFunds subaccounts into non-ProFunds subaccounts by sending us your written request, with original signature authorizing each transfer, through standard U.S. mail (no expedited transfers). Other transfers that involve ProFunds subaccounts may generally use expedited transfer privileges.

Because the above restrictions do not apply to the ProFunds subaccounts, they may have a greater risk than others of suffering from the harmful effects of market timing and disruptive trading, as discussed above (i.e., dilution, an adverse effect on portfolio management, and increased expenses).

Dollar Cost Averaging Program

Dollar cost averaging allows you to transfer systematically a specific amount each month from the fixed account, the Transamerica Money Market subaccount, the JPMorgan Core Bond subaccount or any combination of these accounts, to a different subaccount (except for ProFunds subaccounts). You may specify the dollar amount to be transferred monthly; however, you must transfer at least $100 monthly. To qualify, a minimum of $5,000 must be in each subaccount from which we make transfers.

You may request dollar cost averaging at any time. To enter into dollar cost averaging, you must submit a completed request form, signed by the owner, to us at our administrative office. There is no charge for this program. However, these transfers do count towards the 12 free transfers allowed during each Contract year.

If you make dollar cost averaging transfers from the fixed account, each month you may transfer no more than 1/10th of the dollar amount in the fixed account on the date you start dollar cost averaging.

By transferring a set amount on a regular schedule instead of transferring the total amount at one particular time, you may reduce the risk of investing in the portfolios only when the price is high. Dollar cost averaging does not guarantee a profit and it does not protect you from loss if market prices decline.

We reserve the right to discontinue offering dollar cost averaging 30 days after we send notice to you. Dollar cost averaging is not available if you have elected the asset rebalancing program or you elect to participate in any asset allocation service provided by a third party.

Dollar Cost averaging will terminate if we receive (at our mailing office) your or your authorized registered representative request to cancel your participation or the value in the account from which we make the transfers is depleted.

If we receive additional premium payments after a Dollar Cost Averaging program is completed; the additional premium will be allocated according to the current payment allocations at that time and will not reactivate a completed Dollar Cost Averaging program. New Dollar Cost Averaging instructions will be required to Dollar Cost Average this additional premium.

Asset Rebalancing Program

During the accumulation period you can instruct us to rebalance automatically the amounts in your subaccounts (except for ProFunds subaccounts) to maintain your desired asset allocation. This feature is called asset rebalancing. To enter into asset rebalancing, you must submit a completed request form, signed by the owner to our mailing office. To end participation in asset rebalancing, you or your authorized registered representative may call or write to our mailing office. Entrance to the asset rebalancing program is limited to once per Contract year. However, we will not rebalance if you are in the dollar cost averaging program or systematic partial surrender program, if you elect to participate in any asset allocation service provided by a third party or if you request any other transfer, or if we receive your request to discontinue participation at our administrative office. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

25

If you request the Asset Rebalancing program, we will change your future payment allocation to match the subaccounts in your Asset Rebalancing Program.

To qualify for asset rebalancing, a minimum annuity value of $10,000 for an existing Contract, or a minimum initial premium payment of $10,000, for a new Contract, is required. Any annuity value in the fixed account value may not be included in the asset rebalancing program. Asset rebalancing does not guarantee gains, nor does it assure that any subaccount will not have losses.

There is no charge for this program. However, each reallocation which occurs under asset rebalancing will be counted towards the 12 free transfers allowed during each Contract year.

We reserve the right to discontinue, modify or suspend the asset rebalancing program at any time.

Telephone, Fax and Internet Transactions

You may make transfers, change the allocation of additional premium payments and request partial surrenders by telephone. Telephonic partial surrenders are not allowed in the following situations:

•	for qualified Contracts (except IRAs);
•	if you live, or if your Contract was issued, in a community property state;
•	if the amount you want to withdraw is greater than $50,000; or
•	if the address of record has been changed within the past 10 days.

Upon instructions from you, the registered representative/agent of record for your Contract may also make telephonic transfers or partial surrenders for you. If you do not want the ability to make transfers or partial surrenders by telephone, you should notify us in writing.

You may make telephonic transfers (except between ProFunds subaccounts and ATST subaccounts), allocation changes or request partial surrenders by calling our toll-free number: 1-800-851-9777 (Monday-Friday 8:30 a.m.-7:00 p.m. Eastern Time). You will be required to provide certain information for identification purposes when you request a transaction by telephone. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. Telephone transfers for contracts owned by trusts will only be allowed if a current trust certification form with a signature guarantee is on file at our administrative office. If we do not employ reasonable confirmation procedures, we may be liable for losses due to unauthorized or fraudulent transactions.

Telephone, fax and Internet orders must be received at our administrative office before 4:00 p.m. Eastern Time to receive same-day pricing. Orders received at our office at or after 4:00 p.m. Eastern Time will receive the price computed at the end of the next business day.

Please use the following fax numbers for the following types of transactions:

•

to request a transfer, please fax your request to us at 727-299-1648. We will not be responsible for same-day processing of transfers if you fax your transfer request to a number other than this fax number; and

•

to request a partial surrender, please fax your request to us at 727-299-1620. We will not be responsible for same-day processing of partial surrenders if you fax your partial surrender request to a number other than this fax number.

You may make transfers and change premium payment allocations through our website - www.westernreserve.com.

We will not be responsible for transmittal problems which are not reported to us by the following business day. Any reports must be accompanied by proof of the faxed transmittal.

We cannot guarantee that telephone, fax or Internet transactions will always be available. For example, our administrative office may be closed during severe weather emergencies or there may be interruptions in telephone service or problems with computer systems that are beyond our control. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. Outages or slowdowns may prevent or delay our receipt of your request.

In addition, you should protect your personal identification number (“PIN”) because self-service options will be available to your agent of record and to anyone who provides your PIN. We will not be able to verify that the person providing instructions via an automated telephone or online system is you or is authorized to act on your behalf.

26

We may discontinue the availability of telephone, fax or Internet transactions at any time.

Third Party Investment Services

Western Reserve or an affiliate may provide administrative or other support services to independent third parties you authorize to conduct transfers on your behalf, or who provide recommendations as to how your subaccount values should be allocated. This includes, but is not limited to, transferring subaccount values among subaccounts in accordance with various investment allocation strategies that these third parties employ.

Western Reserve does not engage any third parties to offer investment allocation services of any type, so that persons or firms offering such services do so independent from any agency relationship they may have with Western Reserve for the sale of Contracts. Western Reserve, therefore, takes no responsibility for the investment allocations and transfers transacted on your behalf by such third parties or any investment allocation recommendations made by such parties.

Western Reserve does not currently charge you any additional fees for providing these support services. Western Reserve reserves the right to discontinue providing administrative and support services to owners utilizing independent third parties who provide investment allocation and transfer recommendations.

Note carefully:

•	Western Reserve does not offer, and does not engage any third parties to offer, investment allocation services of any type for use with the Contract.
•	Western Reserve is not party to any agreement that you may have with any third parties that offer investment allocation services for use with your Contract.
•	Any fee that is charged by third parties offering investment allocation services for use with your Contract is in addition to the fees and expenses that apply under your Contract.

5.	EXPENSES

There are charges and expenses associated with your Contract that reduce the return on your investment in the Contract. Unless we indicate otherwise, the expenses below apply only during the accumulation period. The charges we deduct are used to pay aggregate Contract costs and expenses that we incur in providing the services and benefits under the Contract and assuming the risks associated with the Contract and riders. The charges may result in a profit to us.

Mortality and Expense Risk Charge

We charge a fee as compensation for bearing certain mortality and expense risks and premium enhancement expenses under the Contract. Examples include a guarantee of annuity rates, the death benefits, certain Contract expenses, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the Contract. The mortality and expense risk charge is equal, on an annual basis, to 1.00% of the average daily net assets that you have invested in each subaccount. If you add the annual step-up death benefit, the mortality and expense risk charge increases to 1.40%. This charge is deducted daily from the subaccounts during the accumulation period. During the income phase, if you elect a variable annuity option, we deduct a daily separate account annuitization charge from your subaccount assets equal to an annual rate of 1.40% in place of the mortality and expense risk and administrative charges.

If these charges do not cover our actual mortality and expense risk costs and premium enhancement expenses, we absorb the loss. Conversely, if the charges more than cover actual costs, the excess is added to our surplus. We expect to profit from these charges. We may use any profits to cover distribution costs and to help us recover premium enhancement expenses.

Administrative Charge

We deduct an annual administrative charge to partially cover the costs of administering the Contracts. This charge is assessed daily and is equal to 0.40% per year of the average daily net assets that you have invested in each subaccount.

Additional Earnings Rider Charge

If you select the Additional Earnings Rider, there is an annual charge during the accumulation period of 0.35% of your Contract’s annuity value. The charge will not be increased once the rider has been issued. We deduct the rider charge from your annuity value on each rider anniversary and pro rata on the termination date of the rider, including Contract

27

surrender. We do not assess this charge during the income phase.

Annual Contract Charge

We deduct an annual Contract charge of $30 from your annuity value on each Contract anniversary during the accumulation period and at surrender. We deduct this charge from the fixed account and each subaccount in proportion to the amount of annuity value in each account. We deduct this charge to cover our costs of administering the Contracts. We currently waive this charge if either the annuity value, or the total premium payments, minus all partial surrenders (including any surrender charges), equals or exceeds $50,000 on a Contract anniversary on which the charge is payable.

Transfer Charge

You are generally allowed to make 12 free transfers among the subaccounts per Contract year. If you make more than 12 transfers per Contract year, we charge $10 for each additional transfer. We deduct the charge from the amount transferred. Dollar cost averaging and asset rebalancing transfers are considered transfers. All transfer requests made on the same day are treated as a single request. There is no charge for transfers from the fixed account, however, they will be counted towards the 12 free allowed per Contract year. We do not currently charge for Internet transfers, although we reserve the right to do so in the future. We deduct the charge to compensate us for the cost of processing the transfer.

Loan Processing Fee

If you take a Contract loan, we will impose a $30 loan processing fee. We deduct this fee from the loan amount. This fee is not applicable in all states. This fee covers loan processing and other expenses associated with establishing and administering the loan reserve. Only certain types of qualified Contracts can take Contract loans.

Premium Taxes

Some states assess premium taxes on the premium payments you make. A premium tax is a regulatory tax that some states assess on the premium payments made into a contract. If we should have to pay any premium tax, we will deduct the tax from each premium payment or from the accumulation unit value as we incur the tax. We may deduct the total amount of premium taxes, if any, from the annuity value when:

•	you elect to begin receiving annuity payments;
•	you surrender the Contract;
•	you request a partial surrender; or
•	a death benefit is paid.

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the Contract for any taxes we incur because of the Contract. However, no deductions are being made at the present time.

Special Service Fees

We will deduct a charge for special services, such as overnight delivery.

Surrender Charge

During the accumulation period, except under certain qualified Contracts, you may surrender part or all of the annuity value. We impose a surrender charge to help us recover sales expenses, including broker/dealer compensation and printing, sales literature and advertising costs and premium enhancement expenses. We expect to profit from this charge. We deduct this charge from your annuity value at the time you request a partial or complete surrender.

Unless we otherwise consent, the minimum amount available each time you request a partial surrender is $500.

If you take a partial surrender or if you surrender your Contract completely, we will deduct a surrender charge of up to 8% of premium payments surrendered within nine years after we receive a premium payment. We calculate the surrender charge on the full amount we must withdraw from your annuity value in order to pay the surrender amount, including the surrender charge. To calculate surrender charges, we treat surrenders as coming first from the oldest premium payment, then the next oldest and so forth.

The following schedule shows the surrender charges that apply during the nine years following each premium payment:

28

Number of Months Since Premium Payment Date	Surrender Charge
12 or less	8%
13 through 24	8%
25 through 36	8%
37 through 48	7%
49 through 60	6%
61 through 72	5%
73 through 84	4%
85 through 96	3%
97 through 108	2%
109 or more	0%

For example, assume your premium is $100,000, you have taken no partial surrenders, your annuity value is $106,000 in the 15th contract month and you request a full surrender. You would pay a surrender charge of $8,000 on the $100,000 premium (8% of $100,000). Likewise, if there was a market loss and you requested a full surrender (annuity value is $80,000), you would pay a surrender charge of $8,000 (8% of $100,000).

Keep in mind that partial and complete surrenders may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, partial and complete surrenders are considered to come from earnings first.

There are several ways that you may make a partial surrender and we will not deduct the full surrender charge:

1. Partial Surrenders Up to the Free Amount. During any Contract year, you may request a partial surrender and we will not impose a surrender charge on any amount up to the maximum free amount. However, if you later completely surrender your Contract while surrender charges still apply, we will deduct from your annuity value the charge we would have deducted if there had been no free amount (this does not apply to New Jersey residents).

For partial surrenders under the Contract, the maximum free amount you can partially surrender without a surrender charge is equal to the greater of (a) or (b) where:

(a)	is equal to:
(i)	the annuity value on the date of the partial surrender; plus

(ii)	any amounts previously surrendered from he Contract; minus

(iii)	the total of all premiums paid for the Contract; minus

(iv) any premium enhancement amounts credited; minus

(v)	any amounts previously surrendered under (a).

and

(b)	is equal to:
(i)	10% of the annuity value on the date of the partial surrender; minus
(ii)	any amounts partially surrendered during the Contract year in which the partial surrender is requested.

If the partial surrender is less than the value of (a), the partial surrender will be taken completely from (a). If the partial surrender is in excess of (a), but less than the value of (b), the partial surrender will be taken first from (a), with the excess taken from (b). If (a) is ever less than or equal to zero, the partial surrender will be taken entirely from (b).

For example, assume that you make a $100,000 premium payment to your Contract at issue, receive a premium enhancement of $4,000, and make no more premium payments. Also assume at the end of the 13th Contract month there is an annuity value of $120,000 before a partial surrender of $16,000 is taken out surrender charge free (the greater of $16,000 under (a) ($120,000 — $100,000 — $4,000), or $12,000 under (b) ($120,000 × 10%)).

If, at the end of the 19th Contract month, there is an annuity value of $106,000 before a partial surrender of $20,000 is taken out, the surrender charge on this partial surrender will be calculated as follows:

(a)(i)	$106,000 is the annuity value on the date of the partial surrender; and is added to

(a)(ii)	$16,000 is the net amount of the partial surrender that occurred in the 13th month; minus

(a)(iii)	$100,000 is the total of all premiums paid; minus

(a)(iv)	$4,000 is the total of any premium enhancement amounts; minus

(a)(v)	$16,000 is the total of any growth in the Contract previously surrendered.

The total for (a) is: $106,000 + $16,000 – $100,000 – $4,000 – $16,000 = $2,000

or

(b)(i)$10,600	is 10% of the annuity value; minus
(b)(ii)$16,000.

29

The total for (b) is: $10,600 – $16,000 = – $5,400.

The maximum amount of this partial surrender available without a surrender charge is $2,000 (a).

The portion of this partial surrender which is subject to a surrender charge is $20,000 – $2,000 = $18,000.

The surrender charge is calculated on the amount that must be surrendered ($19,565.22) in order to leave $18,000 after the 8% surrender charge is applied. The surrender charge is: $19,565.22 × .08 = $1,565.22. Subtracting $1,565.22 from $19,565.22 leaves $18,000, which is the amount you will receive after the 8% surrender charge has been taken.

To sum up: The total amount we will deduct from your annuity value so that you receive $20,000 is $21,565.22. That is calculated as: $2,000 (free amount) + $18,000 (amount after surrender charge has been taken) + $1,565.22 (surrender charge) = $21,565.22.

2. Systematic Partial Surrenders. During any Contract year, you may make a systematic partial surrender on a monthly, quarterly, semi-annual or annual basis without paying surrender charges. Systematic partial surrenders must be at least $50. The amount of the systematic partial surrender may not exceed 10% of the annuity value at the time the surrender is made, divided by the number of surrenders made per calendar year. We reserve the right to discontinue systematic partial surrenders if any surrender would reduce your annuity value below $10,000.

You may elect to begin or discontinue systematic partial surrenders at any time. However, we must receive written notice at our administrative office at least 30 days prior to the date systematic partial surrenders are to be discontinued. (Additional limitations apply. See Section 7. Access to Your Money—Systematic Partial Surrenders.)

3. Nursing Care Facility Waiver. We will waive the surrender charge, provided:

•	you (or any joint owner) have been confined to a nursing care facility for 30 consecutive days or longer;
•	your confinement began after the Contract date; and
•	you provide us with satisfactory written evidence of your confinement, including dates, at the time you make each request for partial surrender or complete surrender.

We will waive the surrender charge under the waiver only for partial and complete surrenders made during your confinement or within two months after your confinement ends. This waiver is not available in all states.

If you take a partial or complete surrender under the nursing care facility waiver, the amount of your surrender value will be reduced by the total premium enhancements we credited to your annuity value during the 12 months before the partial or complete surrender.

4. Terminal Condition Waiver. We will waive the surrender charge upon a complete or partial surrender, provided:

•	you (or any joint owner) is diagnosed with a terminal condition after the Contract date;
•	you (or any joint owner) provide a written statement acceptable to us and signed by a physician;
•	the written statement provides the physician’s diagnosis and prognosis of your (or any joint owner’s) non-correctable medical condition; and
•

the written statement says with reasonable medical certainty that the non-correctable medical condition will result in death within 12 months from the date of the written statement, taking into consideration ordinary and reasonable medical care, advice and treatment available in the same or similar communities.

We will waive all surrender charges upon receipt of a complete or partial surrender request if you include such a written statement from a physician with your request. The minimum amount that you may partially surrender under this waiver is $1,000. If you request a complete surrender, or a partial surrender for an amount that reduces the annuity value below the minimum balance required under your Contract, we will pay you the Contract’s complete annuity value and your Contract will terminate. This waiver is not available in all states.

If you take a partial or complete surrender under the terminal condition waiver, the amount of your surrender value will be reduced by the total premium enhancements we credited to your annuity value during the 12 months before the complete or partial surrender.

Portfolio Management Fees

The value of the assets in each subaccount is reduced by the management fees and expenses paid by the portfolios. The portfolios also deduct 12b-1 fees from

30

portfolio assets. These fees and expenses reduce the value of your portfolio shares. A description of these fees and expenses is found in the Annuity Contract Fee Table section of this prospectus and in the fund prospectuses.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

•

Rule 12b-1 Fees.    Effective May 1, 2007, our affiliate Transamerica Capital, Inc. (“TCI”) replaced our affiliate AFSG Securities Corporation as principal underwriter for the contracts. TCI receives some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by TCI that are attributable to our variable annuity products are then credited to us as an administrative expense. These fees range from 0.10% to 0.25% of the average daily assets of the certain portfolios attributable to the Contracts and to certain other variable annuity and insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Service Fees”).    As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Contract owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is based on a percentage of the assets of the particular portfolios attributable to the Contract and to certain other variable annuity and insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Service Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Western Reserve and TCI
Fund	Maximum Fee % of assets(1)
AEGON/Transamerica Series Trust (2)	0.25%
ProFunds	0.25%
Variable Insurance Products Fund (Fidelity) (3)	0.50%

(1)

Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this contract and under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we provide.

(2)

Because ATST is managed by TFAI, there are additional benefits to us and our affiliates for amounts you allocate to the ATST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other arrangements may be received from TFAI. A variety of financial and accounting methods may be used to allocate resources and profits to us. Such payments or arrangements may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policyholders who invest in the ATST underlying fund portfolios. These payments or arrangements may take the form of internal credits, recognition, or cash payments. Additionally, if an ATST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those ATST portfolios that are sub-advised by non-affiliated entities. During 2006 we received $36,527,648.66 from TFAI pursuant to these arrangements. This is in addition to the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.

(3)	We receive this percentage once $100 million in fund shares are held by the subaccounts of Western Reserve and its affiliates.

•

Other payments. We and our affiliates, including Transamerica Capital, Inc. (“TCI”), InterSecurities, Inc. (“ISI”), and World Group Securities (“WGS”), also directly or indirectly receive additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Contract owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and sub-advisers of the underlying portfolios (or their affiliates) (1) may pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences as well as internal and external meetings and events that are attended by TCI’s wholesalers and/or other TCI employees; (2)

31

may pay ISI varying amounts to obtain access to ISI’s wholesaling and selling representatives; (3) may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the portfolios and to cooperate with their promotional efforts; and (4) may reimburse our affiliated selling firms for exhibit booths and other items at national conferences of selling representatives. The amounts may be significant and provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the Contract.

For the calendar year ended December 31, 2006, AFSG received revenue sharing payments ranging from $1,475 to $40,725 (for a total of $291,627) from the following Fund managers and/or sub-advisers to participate in TCI’s events: Legg Mason, T. Rowe Price Associates Inc., Transamerica Investment Management, Van Kampen Investments, Janus Capital Management, Jennison Associates, Pacific Investment Management Company LLC, MFS Investment Management, Evergreen Investments, Marsico Capital Management, Lehman Brothers/Neuberger Berman American Century Investment Management, AIM Funds, Alliance Bernstein, Federated Funds, Fidelity Funds, ING Clarion and Merrill Lynch.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the contract, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the Contracts, see “Sale of the Contracts” in this prospectus.

6.    TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

We have included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

Deferred annuity contract are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide individuals will not be taxed on the earnings, if any, on the money held in an annuity contract until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified contract, the contract will generally not be treated as an annuity for tax purposes and tax deferral will not apply.

There are different rules as to how you will be taxed depending on how you take the money out and the type of contract—qualified or nonqualified.

You will generally not be taxed on increases in the value of your contract until a distribution occurs (either as a partial withdrawal, surrender, or as annuity payments).

Qualified and Nonqualified Contracts

If you purchase the contract under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your contract is referred to as a qualified contract.

Qualified contract are issued in connection with the following:

•

Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract. A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•

Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the contract on a pre-tax basis.

•	Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves

32

and make contributions to the contract on a pre-tax basis.
•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the contract.

There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified contract. There are limits on the amount of contributions you can make to a qualified contract.

Other restrictions may apply including terms of the plan in which you participate. Optional death benefit features in some cases may exceed the greater of the premium payments or the contract value. Such a death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because an optional death benefit may exceed this limitation, anyone using the contract in connection with such plans should consult their tax adviser before purchasing an optional death benefit. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the contract, if any, comport with IRA qualification requirements.

If you purchase the contract as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your contract is referred to as a nonqualified contract.

Partial Withdrawals and Surrenders—Qualified Contracts Generally

There are special rules that govern qualified contract. Generally, these rules restrict:

•	the amount that can be contributed to the contract during any year;
•	the time when amounts can be paid from the contract; and
•	the amount of any death benefit that may be allowed.

In the case of a withdrawal under a qualified contract, a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total account balance or accrued benefit under the retirement plan.

Your “investment in the contract” generally equals the amount of any non-deductible purchase payments made by you or on your behalf. In some cases, your “investment in the contract” can be zero.

In addition, a penalty tax may be assessed on amounts partially withdrawn or surrendered from the contract prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the contract by a certain date. The terms of the plan may limit the rights otherwise available to you under the contract. We have provided more information in the SAI.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed.

The Internal Revenue Code generally requires that interests in a qualified contract be nonforfeitable. If your contract contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax advisor before purchasing a bonus rider as part of a qualified contract.

You should consult your legal counsel or tax adviser if you are considering purchasing a contract for use with any qualified retirement plan or arrangement.

Partial Withdrawals and Surrenders—403(b) Contracts

The rules described above for qualified contract generally apply to 403(b) contract. However, specific rules apply to surrenders from certain 403(b) contract. Partial withdrawals and surrenders can generally only be made when an owner:

•	reaches age 59 1/2;
•	leaves his/her job;
•	dies;
•	becomes disabled (as that term is defined in the Internal Revenue Code); or
•	declares hardship. However, in the case of hardship, the owner can only partially withdraw or surrender the premium payments and not any earnings.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified contract generally are taxed in the same manner as surrenders from such contract. Please

33

refer to the SAI for further information applicable to distributions from 403(b) contract.

Partial Withdrawals and Surrenders—Nonqualified Contracts

The information above describing the taxation of qualified contract does not apply to nonqualified contract. If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified contract before the annuity commencement date, the Internal Revenue Code treats that partial withdrawal or surrender as first coming from earnings and then from your premium payments. If your contract contains an excess interest adjustment feature (also known as a market value adjustment), then your account value immediately before the surrender may have to be increased by any positive excess interest adjustments that result from the surrender. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax advisor. When you make a partial withdrawal or surrender you are taxed on the amount of the partial withdrawal or surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior partial withdrawals or portions thereof that were not taxable). In general loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that partially withdrawn or surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some partial withdrawals and surrenders will be exempt from the penalty tax. They include, among others, any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;
•	paid after an owner dies;
•	paid if the taxpayer becomes disabled (as that term is defined in the Internal Revenue Code);
•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
•	paid under an immediate annuity; or
•	which come from premium payments made prior to August 14, 1982.

All nonqualified deferred annuity contract that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the contract because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or
•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified contract, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•

Fixed payments—by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•

Variable payments—by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the contract’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

34

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

You should consult a tax advisor before electing the Initial Payment Guarantee or a feature with stabilized payments.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The contract must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the contract to attempt to maintain favorable tax treatment.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity contract purchase.

Transfers, Assignments or Exchanges of Contracts

A transfer of ownership or assignment of a contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation, regulation or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the contract.

We have the right to modify the contract to meet the requirements of any applicable laws or regulations, including legislative or regulatory changes that could

35

otherwise diminish the favorable tax treatment that annuity contract owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the standard death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the contract.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

7.    ACCESS TO YOUR MONEY

Partial and Complete Surrenders

During the accumulation period, you can have access to the money in your Contract by making either a partial or complete surrender.

If you want to surrender your Contract completely, you will receive the cash value, which equals the annuity value of your Contract, minus:

•	any surrender charges;
•	any premium taxes;
•	any loans;
•	any unpaid accrued interest;
•	the annual Contract charge; and
•	the pro rata Additional Earnings Rider charge, if applicable.

The minimum fixed account cash value upon full surrender is 90% of the fixed account premium payments less partial surrenders and transfers from the fixed account accumulated at 3% per year.

The cash value will be determined at the accumulation unit value next determined as of the end of the business day (usually 4:00 p.m. Eastern Time) on which we receive your request for surrender at our administrative office, unless you specify a later date in your request.

No partial surrender is permitted if it would reduce the cash value below $10,000. You may not make partial surrenders from the fixed account unless we consent. Unless you tell us otherwise, we will take the partial surrender from each of the investment choices in proportion to the annuity value.

Unless we otherwise consent, the minimum amount available each time you request a partial surrender is $500.

Remember that any partial surrender you make will reduce the annuity value. Under some circumstances, a partial surrender will reduce the death benefit by more than the dollar amount of the partial surrender. See Section 9. Death Benefit, and the SAI for more details.

Income taxes, federal tax penalties and certain restrictions may apply to any partial or complete surrender you make.

We must receive a (at our administrative office) properly completed surrender request which must contain your original signature. We will accept fax or telephone requests for partial surrenders as long as the surrender proceeds are being sent to the address of record. The maximum surrender amount you may request by fax or telephone is $50,000.

When we incur extraordinary expenses, such as wire transfers or overnight mail expenses, for expediting delivery of your partial or complete surrender payment, we will deduct that charge from the payment. We charge $25 for a wire transfer and $20 for an overnight delivery ($30 for Saturday delivery).

For your protection, a signature guarantee may be required in certain circumstances including but not limited to:

•	all requests for partial or complete surrenders over $500,000;
•	where the partial or complete surrender proceeds will be sent to an address other than the address of record; or
•	any request for partial or complete surrender within 10 days of our receipt of an address change.

All signature guarantees must be made by:

•	a national or state bank;
•	a member firm of a national stock exchange; or

36

•	any institution that is an eligible guarantor under SEC rules and regulations.

Notarization is not an acceptable form of signature guarantee.

If the Contract’s owner is not an individual, additional information may be required. If you own a qualified Contract, the Code may require your spouse to consent to any surrender. Other restrictions will apply to Section 403(b) qualified Contracts and Texas Optional Retirement Program Contracts. For more information, call us at 1-800-851-9777 (Monday-Friday 8:30 a.m.-7:00 p.m. Eastern Time).

Delay of Payment and Transfers

Payment of any amount due from the separate account for a partial or complete surrender, a death benefit, loans, or on the death of an owner of a nonqualified Contract, will generally occur within seven days from the date all required information is received by us. We may be permitted to defer such payment from the separate account if:

•	the NYSE is closed for other than usual weekends or holidays or trading on the NYSE is otherwise restricted; or
•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of transfers, partial or complete surrenders, death benefits and loan amounts from the fixed account for up to six months.

If mandated under applicable law or by regulation, we may be required to reject a premium payment We may be required to provide additional information about you or your account to governmental regulators. In addition, we may be required to block a Contract owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans, annuity payments or death benefits until instructions are received from the appropriate regulators.

Partial Surrenders and Premium Enhancements

In the future, we may, in our sole discretion, reduce the amount of future premium enhancements by the amount of certain partial surrenders. If we were to reduce future premium enhancements by the amount of future partial surrenders, the reduction could be on a dollar-for-dollar basis or on a proportionate basis. We will send you advance notice explaining how the reduction would work. The reduction would apply only to partial surrenders taken after we send you notice.

Systematic Partial Surrenders

During the accumulation period, you can elect to receive regular payments from your Contract without paying surrender charges by using systematic partial surrenders. Unless you specify otherwise, we will deduct systematic partial surrender amounts from each subaccount (and, if we consent, the fixed account) in proportion to the value each subaccount bears to the annuity value at the time of the partial surrender. You can partially surrender up to 10% of your annuity value annually (or up to 10% of your initial premium payment if a new Contract), in equal monthly, quarterly, semi-annual or annual payments of at least $50. Your initial premium payment, if a new Contract, or your annuity value, if an existing Contract, must equal at least $25,000. We will not process a systematic partial surrender if the annuity value for the entire Contract would be reduced below $10,000. No systematic partial surrenders are permitted from the fixed account without our prior consent.

There is no charge for taking systematic partial surrenders. You may stop systematic partial surrenders at any time but we must receive written notice at our administrative office at least 30 days prior to the date systematic partial surrenders are to be discontinued. We reserve the right to discontinue offering systematic partial surrenders 30 days after we send you written notice.

You can take systematic partial surrenders during the accumulation period only. On the maturity date, you must annuitize the Contract and systematic partial surrender payments must stop.

Income taxes, federal tax penalties and other restrictions may apply to any systematic partial surrender you receive.

37

Contract Loans for Certain Qualified Contracts

You can take Contract loans during the accumulation period after the right to cancel period has expired when the Contract is used in connection with a tax-sheltered annuity plan under Section 403(b) of the Code (limit of one Contract loan per Contract year). No additional loans will be allowed if there is a defaulted loan. There can be no more than two outstanding loans at any given time.

The maximum amount you may borrow against the Contract is the lesser of:

•	50% of the annuity value; or
•

$50,000 reduced by the highest outstanding loan balance during the one-year period immediately prior to the loan date. However, if the annuity value is less than $20,000, the maximum you may borrow against the Contract is the lesser of 80% of the annuity value or $10,000.

The minimum loan amount is $1,000 (unless otherwise required by state law). You are responsible for requesting and repaying loans that comply with applicable tax requirements, and other laws, such as the Employee Retirement Income Security Act of 1974 (“ERISA”). In addition, the Department of Labor has issued regulations governing loans taken by plan participants under retirement plans subject to ERISA. These regulations require, in part, that a loan from an ERISA-governed plan be made under an enforceable agreement, charge a reasonable rate of interest, be adequately secured, provide a reasonable repayment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated. Failure to comply with these requirements may result in penalties under the Code and ERISA. You and your employer are responsible for determining whether your plan is subject to, and complies with, ERISA and the Department of Labor’s regulations governing plan loans and the tax rules applicable to loans. Accordingly, you should consult a competent tax advisor before requesting a Contract loan.

The loan amount will be withdrawn from your investment choices and transferred to the loan reserve. The loan reserve is part of the fixed account and is used as collateral for all Contract loans. We reserve the right to postpone distributing the loan amount from the fixed account for up to six months, if required.

On each Contract anniversary we will compare the amount of the Contract loan to the amount in the loan reserve. If all Contract loans and unpaid accrued interest due on the loan exceed the amount in the loan reserve, we will withdraw the difference and transfer it to the loan reserve. If the amount of the loan reserve exceeds the amount of the outstanding Contract loan, we will withdraw the difference from the loan reserve and transfer it in accordance with your current premium payment allocation. We reserve the right to transfer the excess to the fixed account if the amount used to establish the loan reserve was transferred from the fixed account.

If all Contract loans and unpaid interest due on the loan exceeds the cash value, we will mail to your last known address and to any assignee of record a notice stating the amount due in order to reduce the loan amount so that the loan no longer exceeds the cash value. If the excess amount is not paid within 31 days after we mail the notice, the Contract will terminate without value.

You can repay any Contract loan in full:

•	while the Contract is in force, and
•	during the accumulation period.

Note Carefully: If you do not repay your Contract loan, we will deduct an amount equal to the unpaid loan balance plus any unpaid accrued interest from:

•	the amount of any death benefit proceeds;
•	the amount we pay upon a partial or complete surrender; or
•	the amount we apply on the maturity date to provide annuity payments.

You must pay interest on the loan at the rate of 6% per year. You are responsible for determining whether this interest rate is reasonable under ERISA. We deduct interest in arrears. Amounts in the loan reserve will earn interest at a minimum guaranteed effective annual interest rate of 4%. Principal and interest must be repaid:

•	in level quarterly or monthly payments over a 5-year period; or
•	over a 10, 15 or 20-year period, if the loan is used to buy your principal residence.

An extended repayment period cannot go beyond the year you turn 70 1/2.

IF:

•	a repayment is not received within 31 days from the original due date;

38

THEN:

•	under federal tax law you will be treated as having a deemed distribution of all Contract loans, unpaid accrued interest, and any applicable charges, including any surrender charge.

This distribution will be reported as taxable to the Internal Revenue Service, may be subject to income and penalty tax, and may cause the Contract not to qualify under Section 403(b) of the Code. You may fax your loan request to us at 727-299-1620.

The loan date is the date we process the loan request. We charge a $30 fee to cover loan processing and expenses associated with establishing and administering the loan reserve (not applicable in all states). For your protection, we will require a signature guarantee for any loan request within 30 days of an address change. We reserve the right to limit the number of Contract loans to one per Contract year.

Contract loans may not be available in all states.

8.    PERFORMANCE

We periodically advertise performance of the subaccounts and investment portfolios. We may disclose at least four different kinds of performance.

First, we may disclose standardized total return figures for the subaccounts that reflect the initial premium enhancement of 4.0% and the deduction of all charges assessed during the accumulation period under the Contract, including the mortality and expense risk charge, the administrative charge, the annual Contract charge and the surrender charge. Charges for the optional riders are not deducted. These figures are based on the actual historical performance of the subaccounts investing in the underlying portfolios since their inception, adjusted to reflect current Contract charges.

Second, we may disclose total return figures on a non-standardized basis. This means that the data may be presented for different time periods and different dollar amounts. The data will not be increased by the premium enhancement or reduced by the surrender charge currently assessed under the Contract. We will only disclose non-standardized performance data if it is accompanied by standardized total return data.

Third, we may present historic performance data for the portfolios since their inception reduced by some or all fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts, but is designed to show the performance that would have resulted if the Contract had been available during that time.

Fourth, we may include in our advertising and sales materials, tax-deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets.

The ATST fund prospectus presents the total return of certain existing SEC-registered funds that are managed by sub-advisers to the ATST fund portfolios. These funds have investment objectives, policies and strategies that are substantially similar to those of certain portfolios. We call the funds the “Similar Sub-Adviser Funds.” None of the fees and charges under the Contract has been deducted from the performance data of the Similar Sub-Adviser Funds. If Contract fees and charges were deducted, the investment returns would be lower. The Similar Sub-Adviser Funds are not available for investment under the Contract.

9.    DEATH BENEFIT

Payments on Death

We will pay death benefit proceeds to your beneficiary(ies), under certain circumstances, if you are both an owner and annuitant, and you die during the accumulation period (that is before the maturity date). A beneficiary may choose to receive payment of his or her portion of the death benefit proceeds under a life annuity payment option, to continue the Contract in the accumulation period for a specified number of years, or to receive a lump sum payment. Death benefit provisions may differ from state to state.

If a beneficiary does not choose one of these options, then the default option for nonqualified Contracts is complete distribution of the beneficiary’s interest within 5 years of an owner’s death, and the default option for qualified Contracts is payout over a beneficiary’s life expectancy. Please see Section 9. Death Benefit—Alternate Payment Elections Before the Maturity Date for details.

Payments upon death are subject to certain distribution requirements under the Code. See the SAI for more details.

39

An additional death benefit may be payable if the Additional Earnings Rider was purchased and is in effect at the time the death benefit proceeds become payable. See Additional Earnings Rider below for details.

Before the Maturity Date. Payment of the death benefit proceeds depends on the status of the person who dies, as shown below:

IF:

•	an owner and the annuitant ARE the same person and that person dies;

THEN:

•

we pay the death benefit proceeds to the beneficiaries, if alive,(1)(2)(3)(4)(5) and, in some cases, reset the death benefit.(4) If the surviving spouse is the joint owner and the Contract continues (or if the surviving spouse is sole beneficiary and elects to continue the Contract), then the annuity value is adjusted to equal the death benefit proceeds and the death benefit is reset.(3)

IF:

•	the surviving spouse who continued the Contract dies;

THEN:

•	we pay the death benefit proceeds to the beneficiaries, if alive,(1)(2)(3)(4)(5) otherwise to the estate of the surviving spouse.

IF:

•	an owner and an annuitant ARE NOT the same person, and an annuitant dies first;

THEN:

•	an owner becomes the annuitant and the Contract continues. In the event of joint owners, the younger joint owner will automatically become the new annuitant and the Contract will continue.

IF:

•	an owner and an annuitant ARE NOT the same person, and an owner dies first;

THEN:

•

we pay the cash value to the beneficiary(1)(5)(7)(8), or if the sole beneficiary is the surviving spouse, the Contract continues.(6) In the event of joint owners, the surviving joint owner becomes the sole owner and the Contract will continue. If the Contract continues, we will not adjust the annuity value to equal the death benefit proceeds.

(1)	The Code requires that payment to the beneficiaries be made in a certain manner and within certain strict timeframes. We discuss these timeframes in Alternate Payment Elections Before the Maturity Date below.
(2)	If no beneficiary is alive on the death report day, then the death benefit proceeds are paid to an owner’s estate. If the sole beneficiary was living on an owner’s date of death, but died before the death report day, the death benefit is paid to an owner’s estate, not to the beneficiary’s estate.
(3)	If the sole beneficiary is the deceased owner/annuitant’s surviving spouse, the surviving spouse may elect to continue the Contract in force as the new owner and annuitant. Likewise, if the joint owner is the deceased owner’s surviving spouse, the Contract will continue in force with the surviving spouse as the new owner and annuitant. In either case, we will adjust the annuity value as of the death report day to equal the death benefit proceeds as of the death report day. We also will reset the age used in the death benefit provisions under the continuing Contract as of the death report day so that the death benefit is based on the age of the surviving spouse. Consequently, if you purchase the optional annual step-up death benefit, the phrase “the annuitant’s 81st birthday” will refer to the age of the surviving spouse. If the surviving spouse is over age 81 on the death report day of the first deceased owner, then we will calculate the death benefit paid on the death of the surviving spouse by taking the highest annuity value (i.e., the annuity value as of the death report day) and adding any subsequent premium payments and subtracting the total partial surrenders following the death report day of the first deceased owner.
(4)	If a beneficiary elects to receive his or her portion of the death benefit proceeds within five years of the date of death of the annuitant or over a period that does not exceed such beneficiary’s life expectancy (the “distribution period”), then the Contract will continue with some modifications until the end of the elected distribution period. We will adjust the annuity value as of the death report day to equal the death benefit proceeds as of the death report day. We will pay a death benefit if such beneficiary dies during the distribution period, and we will revise the way we calculate the death benefit so that it is based on the age of such beneficiary. The Contract will terminate at the end of the distribution period.
(5)	If there are multiple beneficiaries, each beneficiary may elect, individually, how he or she wishes to receive his or her proportionate share of the death benefit proceeds.
(6)	If the sole beneficiary is alive and is the deceased owner’s surviving spouse at the time of the deceased owner’s death, then the Contract will continue with the spouse as the new owner.
(7)	If any beneficiary is alive, but is not the deceased owner’s spouse at the time of the deceased owner’s death, then the beneficiary must receive the cash value in the manner and within the timeframes

40

discussed below in Alternate Payment Elections Before the Maturity Date.
(8)	If no beneficiary is alive, the owner’s estate will become the new owner and the cash value must be distributed within 5 years of the deceased owner’s death.

The death benefit proceeds are reduced by any outstanding Contract loans plus accrued interest and premium taxes due.

Different rules apply if an owner or beneficiary is not a natural person. Please consult the SAI, your Contract or your agent for more details.

After the Maturity Date. The death benefit paid after the start of annuity payments depends upon the annuity option you selected. See Section 2. Annuity Payments (The Income Phase) - Fixed Annuity Payment Options and Variable Annuity Payment Options. Not all payment options provide for a death benefit.

If any owner dies on or after the start of annuity payments, the remaining portion of any interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the annuitant’s death.

Standard Death Benefit

Death benefit provisions may differ from state to state. The death benefit proceeds may be paid as a lump sum, as substantially equal payments while the Contract continues in the accumulation period for a specified number of years, or as annuity payments but in all events will be paid in accordance with any applicable federal and state laws, rules and regulations.

If an owner who is the annuitant dies before the maturity date and if the death benefit proceeds are payable, the standard death benefit proceeds will be the greater of:

•	the annuity value of your Contract on the death report day, reduced by the amount of any premium enhancements credited to the annuity value within the 12 months before the death report day; or
•	the total premium payments you make to the Contract as of the death report day (not including premium enhancements), reduced by adjusted partial surrenders.

For example, assume that you make a $100,000 [P(0)] premium payment at issue, receive a premium enhancement of $4,000 [E(0)] on the initial premium payment; then you make a subsequent premium payment of $20,000 [P(1)] at the beginning of your 20th Contract month and receive a premium enhancement of $800 [E(1)] on this payment; and then make another subsequent premium payment of $10,000 [P(2)] at the beginning of your 27th Contract month and receive a premium enhancement of $300 [E(2)] on this payment. Also assume an annuity value of $150,000 [A(3)] on the death report day (at the end of the 30th Contract month).

The standard death benefit will be the greater of:

1.	Annuity value: A(3) – [E(1) + E(2)] = $150,000 – ($800 + $300) = $148,900
2.	Return of premium: P(0) + P(1) + P(2) = $100,000 + $20,000 + $10,000 = $130,000

The standard death benefit will be $148,900 from the annuity value.

Note: In the example above, we assume that the initial premium payment and the next premium payment paid (at the beginning of the 20th Contract month), each receive a 4.0% premium enhancement. However, we assume that the premium payment paid at the beginning of the 27th Contract month receives a 3% premium enhancement.

The standard death benefit proceeds are not payable after the maturity date.

Optional Death Benefit

On the Contract application, you may add the annual step-up death benefit rider. This rider is not available if you, a joint owner or the annuitant is age 76 or older on the Contract date. This rider is only payable during the accumulation period and is not payable after the maturity date. You may not select the annual step-up death benefit rider after the Contract has been issued. If you purchase this rider, you cannot drop it after we issue your Contract. You may not add the Additional Earnings Rider if you have purchased the annual step-up death benefit rider.

Annual Step-Up Death Benefit. If an owner who is the annuitant dies during the accumulation period and if the death benefit proceeds are payable, then the annual step-up death benefit proceeds are the greater of:

•	the standard death benefit; or
•	the annual step-up death benefit: This benefit equals the highest annuity value on any Contract anniversary prior to the annuitant’s 81st birthday. If the Contract anniversary with the highest

41

annuity value occurs during the 12-month period before the death day, then the highest annuity value will be reduced by the amount of any premium enhancements credited to the annuity value from the beginning of this 12-month period to that Contract anniversary. The highest annuity value will be increased for premium payments you have made (but not increased for the premium enhancements applicable to those premiums) and decreased for any adjusted partial surrenders we have paid to you following the Contract anniversary on which the highest annuity value occurs. This death benefit will not exceed 200% of total premium payments less partial surrenders.

If you select this option, then the mortality and expense risk charge will increase to 1.40%.

Effect of Adjusted Partial Surrender on Death Benefits

When you request a partial surrender, we will reduce the death benefit under the Contract by an “adjusted partial surrender.” Adjusted partial surrenders will reduce the death benefit proceeds by the amount of the partial surrender times the ratio of:

•	the amount of the death benefit proceeds on the same date as, but immediately before the partial surrender, to
•	the annuity value immediately before the partial surrender.

We have included a more detailed explanation of this adjustment in the SAI.

If the death benefit proceeds are greater than the annuity value prior to the partial surrender, the adjusted partial surrender may be more than the amount of your request. For this reason, if a death benefit is paid after you have made a partial surrender, the total of that partial surrender and the death benefit could be less than the death benefit immediately before you have made a partial surrender. If the death benefit proceeds are less than the annuity value prior to the partial surrender, the adjusted partial surrender will reduce the death benefit dollar for dollar.

Additional Benefits with Spousal Continuation

If an owner who is the annuitant dies before the maturity date, and the surviving spouse of the deceased owner continues (if a joint owner) or elects to continue (if a sole beneficiary) the Contract, the surviving spouse becomes sole owner and annuitant. We will increase the annuity value as of the death report day to equal the death benefit proceeds as of the death report day. We will pay a death benefit on the death of the surviving spouse and revise the way we calculate the death benefit so that it is based on the age of the surviving spouse.

Additional Death Benefit on Beneficiary’s Death

If an owner who is the annuitant dies before the maturity date, and if the deceased owner’s spouse is not named as the joint owner or as the sole beneficiary who elects to continue the Contract, then each beneficiary can elect to keep the Contract in the accumulation period (with some restrictions) and to receive his or her portion of the death benefit proceeds over a period not to exceed that beneficiary’s life expectancy (the “distribution period”). We will pay a death benefit if the beneficiary dies during the distribution period and permit such beneficiary to name a new beneficiary. We will revise the way we calculate that death benefit so that it is based on the age of such beneficiary.

Alternate Payment Elections Before the Maturity Date

If a beneficiary is entitled to receive the death benefit proceeds, a beneficiary may elect to receive the death benefit in a lump sum payment or to receive payment under one of the following options that provides for complete distribution and termination of this Contract at the end of the distribution period:

1.	within 5 years of the date of an owner’s death;
2.	over the beneficiary’s lifetime, with payments beginning within one year of the deceased owner’s death; or
3.	over a specified number of years, not to exceed the beneficiary’s life expectancy, with payments beginning within one year of an owner’s death.

Different rules may apply if the Contract is a qualified Contract.

To determine payments, we may use the “account-based” method under which we recalculate the amount of the payment each year by dividing the remaining unpaid proceeds by the beneficiary’s current life expectancy, with payments beginning within one year of the deceased owner’s death.

42

Multiple beneficiaries may choose individually among any of these options.

If the deceased annuitant was an owner, and one or more beneficiaries chooses one of the above options instead of a lump sum payment, we will “reset” the age used in the death benefit provisions under the new option as of the death report day, so that the death benefit is based on the age of the particular new annuitant (i.e., the beneficiary). As a result, if you purchased the optional annual step-up death benefit rider, the phrase “the annuitant’s 81st birthday” will refer to the age of the particular beneficiary. If the beneficiary is over age 81 on the death report day of the first deceased owner, then we will calculate the death benefit paid on the death of the particular beneficiary by taking the annuity value as of the death report day and adding any subsequent premium payments and subtracting the total adjusted partial surrenders following the death report day of the first deceased owner. This option applies to both spousal and non-spousal beneficiaries.

If a beneficiary chooses 1 or 3 above, this Contract remains in effect and remains in the accumulation period until it terminates at the end of the elected period. The beneficiary’s proportionate share of the death benefit proceeds becomes the new annuity value. Any payments made to a beneficiary under option 3 will be treated as adjusted partial surrenders. See Effect of Adjusted Partial Surrender on Certain Death Benefits above. If a beneficiary chooses 2 above, the Contract remains in effect, but moves into the income phase with that beneficiary receiving payments under a life annuity payment option. Special restrictions apply to options 1 and 3 above. See the SAI for more details.

These Alternate Payment Elections do not apply if the sole beneficiary is the surviving spouse of the deceased owner and the surviving spouse continues the Contract. These Alternate Payment Elections do apply when we pay the cash value to the beneficiary on the death of an owner who is not the annuitant. When an owner who is not the annuitant dies, we do not increase the annuity value to equal the death benefit proceeds.

Additional Earnings Rider

The optional Additional Earnings Rider may pay an Additional Earnings Rider Amount when an owner who is the annuitant dies and death benefit proceeds are paid under your Contract. You may elect the rider when we issue the Contract or on any Monthiversary during the accumulation period before you, a joint owner or the annuitant reach age 76 and if you have not already purchased the annual step-up death benefit rider. In order to buy this rider:

•	you must be both the owner and annuitant (except in the case of a trust or employer-sponsored plan); and
•	you, a joint owner and the annuitant must be age 75 or younger.

Unless we otherwise consent, we limit the number of Additional Earnings Riders to one per annuitant.

The date you add the rider to the Contract is the rider date.

We will pay the Additional Earnings Rider Amount under this rider only if:

•	the rider is in force at the time of death;
•	death benefit proceeds are payable under the Contract; and
•	there are rider earnings when the death benefit proceeds are calculated.

Additional Earnings Rider Amount. The Additional Earnings Rider Amount is equal to the additional earnings factor (see below), multiplied by the lesser of:

•	the rider earnings on the date we calculate the death benefit proceeds (the death report day); or
•	the rider earnings limit (shown on your rider) multiplied by the rider base on the death report day.

The maximum we will pay under this rider is $1 million.

Rider earnings equal:

•	the death benefit proceeds payable under the Contract; minus
•	the rider base, which is:
•	the annuity value of the Contract on the rider date (or the death benefit proceeds on the rider date, if greater); plus
•	the premium payments made after the rider date; less
•	the amount of each partial surrender made after the rider date, multiplied by the ratio of the rider base to the annuity value immediately before the partial surrender.

Premium enhancements are not considered to be premium payments.

We exclude from the Additional Earnings Rider Amount calculation any premium enhancements

43

credited during the 12 months before the owner’s death.

Examples:

Additional Earnings Rider Purchased at Contract Issue: A person aged 65 purchases a Contract with an Additional Earnings Rider for a $73,000 premium payment. The rider has an additional earnings factor of 40% and rider earnings limit of 250%. The maximum benefit we will pay under the rider is $1,000,000.

Other assumptions at issue:

$75,920 GMDB (guaranteed minimum death benefit) — current death benefit on the day the Additional Earnings Rider is added before subtracting premium enhancements

$2,920 PE — premium enhancements

$73,000 RB — rider base at issue = GMDB — PE

$75,920 AV — current annuity value at rider issue date

At the time of the owner’s death five years later, the guaranteed minimum death benefit before subtracting premium enhancements or adding the Additional Earnings Rider is $85,000. Premium enhancements during the twelve months before the owner’s death equal $1,000. To calculate the benefit we will pay under the rider (that is, the Additional Earnings Rider Amount), we first subtract the rider base ($73,000) from the guaranteed minimum death benefit minus premium enhancements paid over the past twelve months ($85,000 — $1,000 = $84,000) to get the rider earnings ($84,000 — $73,000 = $11,000).

Then we perform several additional calculations. The benefit we pay under the rider is the lesser of (a), (b) or (c):

(a)	The rider earnings ($11,000) multiplied by the additional earnings factor (40%) = $4,400;
(b)	The rider earnings limit (250%) multiplied by the rider base ($73,000) multiplied by the additional earnings factor (40%) = $73,000; or
(c)	$1,000,000

Under these circumstances, the Additional Earnings Rider Amount (that is, the benefit we will pay under the rider) is $4,400. The total death benefit under these circumstances (that is, the death benefit proceeds plus the Additional Earnings Rider Amount) is $88,400 ($84,000 + $4,400).

Additional Earnings Rider Purchased after the Contract Date: A person aged 60 purchases a Contract with a $65,000 premium payment. Two years later, the person purchases the Additional Earnings Rider. The rider has an additional earnings factor of 40% and rider earnings limit of 250%. The maximum benefit we will pay under the rider is $1,000,000.

Other assumptions when the Additional Earnings Rider is purchased (Rider Issue Date):

$75,000 GMDB (guaranteed minimum death benefit) — current step-up death benefit on the day the Additional Earnings Rider is added before subtracting premium enhancements

$2,000 PE — premium enhancements during previous twelve months

$73,000 RB — rider base when the Additional Earnings Rider is purchased = GMDB — PE

At the time of the owner’s death five years later, the guaranteed minimum death benefit before subtracting premium enhancements or adding the Additional Earnings Rider is $85,000. Premium enhancements during the twelve months before the owner’s death equal $2,000. To calculate the benefit we will pay under the rider (that is, the Additional Earnings Rider Amount), we first subtract the rider base ($73,000) from the guaranteed minimum death benefit minus premium enhancements ($85,000 – $2,000 = $83,000) to get the rider earnings ($83,000 – $73,000 = $10,000).

Then we perform several additional calculations. The benefit we pay under the rider is the lesser of (a), (b) or (c):

(a)	The rider earnings ($10,000) multiplied by the additional earnings factor (40%) = $4,000;
(b)	The rider earnings limit (250%) multiplied by the rider base ($73,000) multiplied by the additional earnings factor (40%) = $73,000; or
(c)	$1,000,000

Under these circumstances, the Additional Earnings Rider Amount (that is, the benefit we will pay under the rider) is $4,000. The total death benefit under these circumstances (that is, the death benefit proceeds plus the Additional Earnings Rider Amount) is $87,000 ($83,000 + $4,000).

See the SAI for additional examples.

44

We will not pay a benefit under the Additional Earnings Rider if there are no rider earnings on the date we calculated the death benefit proceeds. If you purchased your Contract as part of a 1035 exchange or if you added the rider after you purchased the Contract, rider earnings do not include any gains before the rider is added to your Contract. As with all insurance, you may not realize a benefit from the purchase of this rider.

The additional earnings factors are as follows:

Owner/Annuitant’s Age on the Rider Date	Percent
0-65	40%
66-67	35%
68-69	30%
70-75	25%

For purposes of computing taxable gains payable on the death benefit proceeds, both the death benefit proceeds payable under the Contract and the Additional Earnings Rider Amount will be considered.

See the SAI for an example which illustrates the Additional Earnings Rider Amount payable as well as the effect of a partial surrender on the Additional Earnings Rider Amount.

Continuation. If an owner who is the annuitant dies during the accumulation period and the deceased owner’s spouse continues or elects to continue the Contract, and the annuity value is adjusted to equal the death benefit proceeds, the deceased owner’s spouse will have the following options:

•

terminate the Additional Earnings Rider and receive a one-time annuity value increase equal to the Additional Earnings Rider Amount. All future surrender charges on this amount, if any, will be waived; or

•

continue the Additional Earnings Rider (with fees) without the one-time annuity value increase. An Additional Earnings Rider Amount would then be paid upon the death of the spouse who continued the Contract. Because we have not issued a new rider, but simply continued the rider purchased by the deceased owner, we will calculate the Additional Earnings Rider Amount using the additional earnings factor and other calculation factors applicable to the original rider.

Alternate Election. If an owner who is the annuitant dies during the accumulation period and one or more of the beneficiaries elects to receive the complete distribution of the death proceeds under alternate payment option (1) or (3), then that beneficiary will have the following options:

•

terminate the Additional Earnings Rider and receive a one-time increase in death benefit proceeds equal to a proportionate share of the Additional Earnings Rider Amount. All future surrender charges on this amount, if any, will be waived; or

•

continue the Additional Earnings Rider (with fees) without the one-time annuity value increase. An Additional Earnings Rider Amount would then be paid in a lump sum upon the death of the beneficiary and the Contract will terminate. This amount will be calculated using the additional earnings factor and other calculation factors determined under the original rider. The required annual distributions under the alternate payment elections are likely to reduce significantly the value of this rider during this period.

See Alternate Payment Election Options Before the Maturity Date above.

Rider Fee. There is an annual charge during the accumulation period of 0.35% of your Contract’s annuity value. The charge will not be increased once the rider has been issued. We deduct the rider charge from your annuity value on each rider anniversary and pro rata on the termination date of the rider. We will deduct this fee from each subaccount and the fixed account in proportion to the amount of the annuity value in each account. We do not assess this charge during the income phase. The rider fee is deducted even during periods when the rider would not pay any benefit because there are no rider earnings.

Termination. The rider will remain in effect until:

•	we receive your written notice at our administrative office to cancel the rider;
•	you annuitize or surrender the Contract; or
•	the Additional Earnings Rider Amount is paid or added to the annuity value under a continuation, as described above.

Once you terminate the rider, you may re-select it during the accumulation period, if we are still offering the rider; however, a new rider will be issued and the Additional Earnings Rider Amount will be redetermined. Please note that if you terminate the rider and then re-select it, the rider will only cover gains, if any, since it was re-selected, and the terms and charges of the new rider may differ from those of the terminated rider.

45

It is possible that the Internal Revenue Service may take a position that charges for the Additional Earnings Rider should be treated as taxable distributions to you. Although we do not believe that a rider charge under the Contract should be treated as a taxable distribution, you should consult your tax advisor before selecting this rider under the Contract.

The Additional Earnings Rider may vary by state and may not be available in all states.

10.    OTHER INFORMATION

Ownership

You, as owner of the Contract, exercise all rights under the Contract, including the right to transfer ownership (subject to any assignee or irrevocable beneficiary’s consent). You can change an owner at any time by notifying us in writing at our administrative office. An ownership change may be a taxable event. Joint owners may be named provided they are husband and wife. Joint ownership is not available in all states.

Annuitant

The annuitant is the person named in the application to receive annuity payments. If no person is named, an owner will be the annuitant. As of the maturity date, and upon our agreement, an owner may change the annuitant or, if either annuity Option C or Option E has been selected, add a joint-annuitant. On the maturity date, the annuitant(s) will become the payee(s) and receive the annuity payments.

Beneficiary

A beneficiary is the person who receives the death benefit proceeds when an owner who is also the annuitant dies. If an owner who is not the annuitant dies before the annuitant and the sole beneficiary is not an owner’s spouse and there is no joint owner, the beneficiary will receive the cash value. You may change the beneficiary(ies) during the lifetime of the annuitant, subject to the rights of any irrevocable beneficiary. Any change must be made in writing and received by us at our administrative office and, if accepted, will be effective as of the date on which the request was signed by an owner. Before the maturity date, if an owner who is the annuitant dies, and no beneficiary is alive on the death report day, benefits payable at death will be paid to the owner’s estate. In the case of certain qualified Contracts, the Treasury Regulations prescribe certain limitations on the designation of a beneficiary. See the SAI for more details on the beneficiary.

Assignment

You can also assign the Contract any time before the maturity date. We will not be bound by the assignment until we receive written notice of the assignment at our administrative office. We will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the assignment. An assignment may be a taxable event. There may be limitations on your ability to assign a qualified Contract, and such assignments may be subject to tax penalties and taxed as distributions under the Code.

Western Reserve Life Assurance Co. of Ohio

Western Reserve was initially incorporated under the laws of Ohio on October 1, 1957. It is engaged in the business of writing life insurance contract and annuity contracts. Western Reserve is a wholly-owned indirect subsidiary of Transamerica Corporation, which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of the Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Western Reserve is licensed in the District of Columbia, Guam, Puerto Rico and in all states except New York. Western Reserve is obligated to pay all benefits under the Contract.

The Separate Account

Western Reserve established a separate account, called the WRL Series Annuity Account, under the laws of the State of Ohio on April 12, 1988. The separate account is divided into subaccounts, each of which invests exclusively in shares of a mutual fund portfolio. Western Reserve may add, close, remove, combine or substitute subaccounts or investments held by the subaccounts, and reserves the right to change the investment objective of any subaccount, subject to applicable law as described in the SAI. In addition, the separate account may be used for other variable annuity contracts issued by Western Reserve.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However,

46

the SEC does not supervise the management, the investment practices, or the contracts of the separate account or Western Reserve. The assets of the separate account are held in Western Reserve’s name on behalf of the separate account and belong to Western Reserve. However, the assets underlying the Contracts are not chargeable with liabilities arising out of any other business Western Reserve may conduct. The income, gains and losses, realized and unrealized, from the assets allocated to each subaccount are credited to and charged against that subaccount without regard to the income, gains and losses from any other of our accounts or subaccounts.

Information about the separate account can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. In addition, the SEC maintains a web site (www.sec.gov) that contains other information regarding the separate account.

Exchanges

You can generally exchange one annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old contract, and there will be a new surrender charge period for this Contract and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income tax, and penalty tax, on the exchange. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person selling you the Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise).

Voting Rights

To the extent required by law, Western Reserve will vote all shares of the portfolios in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in accordance with those instructions. We will vote shares for which no timely instructions were received in the same proportion as the voting instructions we received. Accordingly, it is possible for a small number of policy owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. However, if we determine that we are permitted to vote the shares in our own right, we may do so. Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distribution of the Contracts

Distribution and Principal Underwriting Agreement. Effective May 1, 2007, our affiliate, TCI, replaced our affiliate, AFSG, as principal underwriter for the Contracts. We have entered into a principal underwriting and distribution agreement with our affiliate, TCI, for the distribution and sale of the Contracts. We reimburse TCI for certain expenses it incurs in order to pay for the distribution of the Contracts (e.g., commissions payable to selling firms selling the Contracts, as described below.)

Compensation to Broker-Dealers Selling the Contracts. The Contracts are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the Contracts. We pay commissions through TCI to the selling firms for their sales of the Contracts.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the Contracts, that is, to provide sales support and training to sales representatives at selling firms. We may also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to Contracts that have already been purchased.

The selling firms who have selling agreements with TCI and us are paid commissions for the promotion and sale of the Contracts according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 4% of premiums (additional amounts may be paid as overrides to wholesalers).

To the extent permitted by NASD rules, Western Reserve, ISI and other affiliated parties may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-

47

cash compensation or reimbursement to some, but not all, selling firms. These arrangements are described further below.

The registered representative who sells you the Contract typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a Contract. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

Special Compensation For Affiliated Wholesaling and Selling Firms. Our parent company provides paid-in capital to TCI and pays the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions.

Western Reserve’s two main distribution channels are InterSecurities, Inc. (“ISI”) and World Group Securities (“WGS”), both affiliates, who sell Western Reserve products.

Western Reserve underwrites the cost of ISI’s various facilities, third-party services and internal administrative functions, including employee salaries, sales representative training and computer systems, that are provided directly to ISI. These facilities and services are necessary for ISI’s administration and operation, and Western Reserve is compensated by ISI for these expenses based on ISI’s usage. In addition, Western Reserve and other affiliates pay for certain sales expenses of ISI, including the costs of preparing and producing prospectuses and sales promotional materials for the Contract.

ISI pays its branch managers a portion of the commissions received from Western Reserve for the sale of the Contracts. Sales representatives receive a portion of the commissions for their sales of Contracts in accordance with ISI’s internal compensation programs.

To support its sales of Western Reserve’s variable annuity products, WGS receives an expense allowance of 0.35% of the annual annuity premiums paid on variable annuities sold by WGS. Sales representatives receive a portion of the commissions for their sales of Contracts in accordance with WGS’s internal compensation programs.

Sales representatives and their managers at ISI and WGS may receive directly or indirectly additional cash benefits and non-cash compensation or reimbursements from us or our affiliates. Additional compensation or reimbursement arrangements may include payments in connection with the firm’s conferences or seminars, sales or training programs for invited selling representatives and other employees, seminars for the public, trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, and payments, loans, loan guaranties, or loan forgiveness to assist a firm or representative in connection with systems, operating, marketing and other business expenses. The amounts may be significant and may provide us with increased access to the sales representatives.

In addition, ISI’s managers and/or sales representatives who meet certain productivity standards may be eligible for additional compensation. Sales of the Contracts by affiliated selling firms may help sales representatives and/or their managers qualify for certain benefits, and may provide such persons with special incentive to sell our Contracts. For example, ISI’s and WGS’s registered representatives, general agents, marketing directors and supervisors may be eligible to participate in a voluntary stock purchase plan that permits participants to purchase stock of AEGON N.V. (Western Reserve’s ultimate parent) by allocating a portion of the commissions they earn to purchase such shares. A portion of the contributions of commissions by ISI’s representatives may be matched by ISI.

ISI’s and WGS’s registered representatives may also be eligible to participate in a stock option and award plan. Registered representatives who meet certain production goals will be issued options on the stock of AEGON N.V.

Additional Compensation that We and our Affiliates Pay to Selected Selling Firms. We may pay certain selling firms additional cash amounts for “preferred product” treatment of the Contracts in their marketing programs in order to receive enhanced marketing services and increased access to

48

their sales representatives. In exchange for providing us with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, and events and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, we and other parties may allow other non-cash incentives and compensation to be paid to these selling firms. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ between selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the Contracts or other criteria. For instance, Western Reserve made flat fee payments to several selling firms with payments ranging from $4,000 to $26,500 in 2006 for the sales of the Western Reserve’s insurance products.

During 2006, we had entered into “preferred product” arrangements with ISI, WGS, Girard Securities, Berthel Fisher, Equity Leadership Securities Group and Investors Capital Corp. We paid the following amounts (in addition to sales commissions and expense allowances) to these firms:

Name of Firm	Aggregate Amount Paid in 2006
Girard Securities	$4,000
Berthel Fisher	$10,000
Investors Capital Corp.	$14,500
Equity Leadership Securities Group	$26,500

No specific charge is assessed directly to Contract owners or the separate account to cover commissions and other incentives or payments described above are not charged directly to Contract owners or the separate account. We do intend to recoup commissions and other sales expenses and incentives we pay, however through fees and charges deducted under the Contract and other corporate revenue.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this Contract to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the Contracts.

Non-Participating Contract

The Contract does not participate or share in the profits or surplus earnings of Western Reserve. No dividends are payable on the Contract.

Variations in Contract Provisions

Certain provisions of the Contracts may vary from the descriptions in this prospectus in order to comply with different state laws. See your Contract for variations, since any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.

The fixed account is not available in all states. If your Contract was issued in Washington, Oregon, New Jersey or Massachusetts, you may not direct or transfer any money to the fixed account.

IMSA

We are a member of the Insurance Marketplace Standards Association (“IMSA”). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement contract and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at: 240-744-3030.

Legal Proceedings

Western Reserve, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time there are no pending or threatened lawsuits that are likely to have a material adverse impact on the separate account, on TCI’s ability to perform under its principal underwriting

49

agreement, or on Western Reserve’s ability to meet its obligations under the Contract.

There continues to be significant federal and state regulatory activity relating to financial services companies. Western Reserve and certain of its affiliates have been examined by, and received requests for information from, the staff of the SEC. In particular, Western Reserve has responded to requests for documents and information from the SEC staff in connection with an ongoing investigation, which has included requests for testimony by Western Reserve, its personnel and other related persons regarding potential market timing and matters affecting certain employees and affiliates.

A number of other companies in this industry have announced settlements of enforcement actions with various regulatory agencies such as the SEC; those settlements have encompassed a wide range of remediation including injunctive relief, monetary penalties, and restitution. Western Reserve and its affiliates are actively working with the SEC in this matter; however, the exact resolution cannot be determined at this time. Although it is not possible to provide a meaningful estimate of the range of potential outcomes at this time, Western Reserve does not believe the resolution will be material to its financial position. Western Reserve and/or its affiliates, and not the separate account or its Contract owners, will bear the costs regarding these regulatory matters.

Financial Statements

The financial statements of Western Reserve and the separate account are included in the SAI.

TABLE OF CONTENTS OF THE

STATEMENT OF ADDITIONAL

INFORMATION

Definitions of Special Terms

The Contract — General Provisions

Certain Federal Income Tax Consequences

Investment Experience

Historical Performance Data

Published Ratings

Administration

Records and Reports

Distribution of the Contracts

Other Products

Custody of Assets

Legal Matters

Independent Registered Public Accounting Firm

Other Information

Financial Statements

Inquiries and requests for an SAI should be directed to:

Western Reserve Life Assurance Co. of Ohio

Administrative Office

1-800-851-9777

(Monday-Friday 8:30 a.m.-7:00 p.m. Eastern Time)

Or write to us at our mailing address:

Western Reserve Life Assurance Co. of Ohio

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

50

APPENDIX A

Condensed Financial Information

The accumulation unit values (“AUV”) and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables. The number of accumulation units combines the units outstanding for several variable annuity contracts issued by Western Reserve within each subaccount class.

Subaccount	Year	1.80%
		Beginning AUV	Ending AUV	# Units
Asset Allocation - Conservative Portfolio - Service Class Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$12.815 $12.425 $11.560 $10.000	$13.739 $12.815 $12.425 $11.560	9,498 10,149 6,143 7,209
Asset Allocation - Growth Portfolio - Service Class Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$15.324 $13.940 $12.461 $10.000	$17.352 $15.324 $13.940 $12.461	9,529 10,537 9,720 5,497
Asset Allocation - Moderate Portfolio - Service Class Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$13.527 $12.855 $11.779 $10.000	$14.776 $13.527 $12.855 $11.779	18,852 18,077 17,125 10,539
Asset Allocation - Moderate Growth Portfolio - Service Class Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$14.447 $13.407 $12.063 $10.000	$16.111 $14.447 $13.407 $12.063	59,629 59,046 64,933 19,611
International Moderate Growth Fund - Service Class Subaccount Inception Date May 1, 2006	2006	$10.000	$10.285	455
BlackRock Large Cap Value - Service Class(1) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$16.663 $14.659 $12.649 $10.000	$19.087 $16.663 $14.659 $12.649	1,817 1,675 2,891 2,170
Capital Guardian U.S. Equity - Service Class Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$14.003 $13.441 $12.499 $10.000	$15.111 $14.003 $13.441 $12.499	810 810 2,810 2,000
Capital Guardian Value - Service Class Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$15.418 $14.602 $12.775 $10.000	$17.598 $15.418 $14.602 $12.775	27 2,000 2,222 2,171
Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$18.424 $16.573 $12.736 $10.000	$25.682 $18.424 $16.573 $12.736	3,971 3,609 2,827 2,103
Federated Market Opportunity - Service Class(2) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$13.137 $12.772 $11.934 $10.000	$13.223 $13.137 $12.772 $11.934	1,692 1,433 3,257 2,016
JPMorgan Core Bond - Service Class(3) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$10.328 $10.302 $10.056 $10.000	$10.513 $10.328 $10.302 $10.056	1,894 1,455 3,750 2,730
JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$13.361 $13.182 $12.124 $10.000	$15.088 $13.361 $13.182 $12.124	1,169 1,137 3,137 2,000
JPMorgan Mid Cap Value - Service Class Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$15.014 $14.043 $12.503 $10.000	$17.249 $15.014 $14.043 $12.503	0 2,000 2,202 2,035

51

1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Legg Mason Partners All Cap - Service Class(4) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$13.911 $13.644 $12.757 $10.000	$16.164 $13.911 $13.644 $12.757	830 800 2,981 2,185
MFS High Yield - Service Class Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$11.625 $11.660 $10.842 $10.000	$12.631 $11.625 $11.660 $10.842	2,924 8,497 2,966 2,000
MFS International Equity - Service Class(5) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$15.573 $14.104 $12.572 $10.000	$18.802 $15.573 $14.104 $12.572	641 2,000 2,000 2,000
Marsico Growth - Service Class Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$13.878 $13.057 $11.867 $10.000	$14.334 $13.878 $13.057 $11.867	1,208 1,175 3,353 2,110
Munder Net50 - Service Class Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$16.463 $15.552 $13.772 $10.000	$16.123 $16.463 $15.552 $13.772	0 2,000 2,000 2,000
PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$10.352 $10.329 $10.092 $10.000	$10.564 $10.352 $10.329 $10.092	32 1,097 3,044 3,001
T. Rowe Price Equity Income - Service Class Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$13.912 $13.644 $12.127 $10.000	$16.220 $13.912 $13.644 $12.127	930 786 2,584 2,000
T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$15.574 $14.363 $13.281 $10.000	$15.808 $15.574 $14.363 $13.281	1,218 960 3,159 2,325
Templeton Transamerica Global - Service Class(6) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$13.908 $13.205 $12.356 $10.000	$16.181 $13.908 $13.205 $12.356	1,428 2,631 2,608 2,000
Third Avenue Value - Service Class Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$19.099 $16.413 $13.422 $10.000	$21.721 $19.099 $16.413 $13.422	3,045 2,711 3,340 2,465
Transamerica Balanced - Service Class Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$12.636 $11.935 $11.529 $10.000	$13.496 $12.636 $11.935 $11.529	0 2,174 2,176 2,181
Transamerica Convertible Securities - Service Class Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$13.011 $12.794 $10.960 $10.000	$14.141 $13.011 $12.794 $10.960	150 2,000 2,000 2,000
Transamerica Equity - Service Class(7) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$15.702 $13.749 $12.108 $10.000	$16.716 $15.702 $13.749 $12.108	842 2,558 2,455 2,000
Transamerica Growth Opportunities - Service Class Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$16.355 $14.363 $12.553 $10.000	$16.852 $16.355 $14.363 $12.553	6,146 4,503 2,535 2,000
Transamerica Money Market - Service Class Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$9.886 $9.808 $9.912 $10.000	$10.144 $9.886 $9.808 $9.912	2,766 2,638 2,773 2,445

52

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Science and Technology - Service Class(8) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$13.818 $13.811 $13.075 $10.000	$13.676 $13.818 $13.811 $13.075	0 2,000 2,405 2,115
Transamerica Small/Mid Cap Value - Service Class Subaccount Inception Date May 3, 2004	2006 2005 2004	$12.643 $11.365 $10.000	$14.631 $12.643 $11.365	558 3,180 2,500
Transamerica U.S. Government Securities - Service Class Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$10.070 $10.053 $9.947 $10.000	$10.193 $10.070 $10.053 $9.947	13 2,593 2,464 2,439
Transamerica Value Balanced - Service Class Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$12.830 $12.299 $11.402 $10.000	$14.498 $12.830 $12.299 $11.402	0 2,000 2,072 2,000
Van Kampen Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$13.149 $12.475 $11.880 $10.000	$14.154 $13.149 $12.475 $11.880	8,927 4,445 2,161 2,016
ProFund VP Bull Subaccount Inception Date June 12, 2006	2006	$10.000	$11.396	0
ProFund VP Money Market Subaccount Inception Date June 12, 2006	2006	$10.000	$10.122	0
ProFund VP OTC Subaccount Inception Date June 12, 2006	2006	$10.000	$11.375	0
ProFund VP Short Small Cap Subaccount Inception Date June 12, 2006	2006	$10.000	$8.766	0
ProFund VP Small-Cap Subaccount Inception Date June 12, 2006	2006	$10.000	$11.190	0
Fidelity - VIP Index 500 Portfolio - Service Class 2 Subaccount Inception Date May 3, 2004	2006 2005 2004	$11.202 $10.909 $10.000	$12.702 $11.202 $10.909	27,906 27,906 2,500

(1)	Formerly known as Mercury Large Cap Value.
(2)	Formerly known as Federated Growth & Income.
(3)	Formerly known as AEGON Bond.
(4)	Formerly known as Salomon All Cap.
(5)	Formerly known as American Century International.
(6)	Formerly known as Templeton Great Companies Global.
(7)	Janus Growth and Great Companies – AmericaSM merged into Transamerica Equity. Transamerica Equity is the surviving fund.
(8)	Formerly known as Great Companies - TechnologySM.

53

1.40%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Asset Allocation - Conservative Portfolio - Service Class Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	12.953 12.509 11.591 10.000	$ $ $ $	13.942 12.953 12.509 11.591	59,431 29,796 31,554 11,868
Asset Allocation - Growth Portfolio - Service Class Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	15.489 14.033 12.495 10.000	$ $ $ $	17.608 15.489 14.033 12.495	96,711 104,081 94,357 62,319
Asset Allocation - Moderate Portfolio - Service Class Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	13.672 12.942 11.810 10.000	$ $ $ $	14.994 13.672 12.942 11.810	206,894 287,132 164,341 80,360
Asset Allocation - Moderate Growth Portfolio - Service Class Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	14.602 13.497 12.096 10.000	$ $ $ $	16.349 14.602 13.497 12.096	131,664 107,807 77,487 17,524
International Moderate Growth Fund - Service Class Subaccount Inception Date May 1, 2006	2006		$10.000		$10.313	0
BlackRock Large Cap Value - Service Class(1) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	16.842 14.757 12.683 10.000	$ $ $ $	19.369 16.842 14.757 12.683	4,812 6,376 8,825 6,574
Capital Guardian U.S. Equity - Service Class Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	14.153 13.532 12.533 10.000	$ $ $ $	15.334 14.153 13.532 12.533	2,116 2,221 2,685 2,056
Capital Guardian Value - Service Class Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	15.584 14.700 12.809 10.000	$ $ $ $	17.858 15.584 14.700 12.809	2,076 1,323 5,837 7,007
Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	18.622 16.684 12.770 10.000	$ $ $ $	26.061 18.622 16.684 12.770	31,750 28,709 18,944 7,089
Federated Market Opportunity - Service Class(2) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	13.279 12.858 11.966 10.000	$ $ $ $	13.418 13.279 12.858 11.966	27,966 50,324 57,516 22,783
JPMorgan Core Bond - Service Class(3) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	10.439 10.372 10.083 10.000	$ $ $ $	10.668 10.439 10.372 10.083	15,436 13,782 15,326 13,251
JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	13.505 13.270 12.156 10.000	$ $ $ $	15.310 13.505 13.270 12.156	1,425 746 3,697 4,985
JPMorgan Mid Cap Value - Service Class Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	15.176 14.137 12.536 10.000	$ $ $ $	17.504 15.176 14.137 12.536	7,918 8,085 5,971 4,170
Legg Mason Partners All Cap - Service Class(4) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	14.060 13.735 12.792 10.000	$ $ $ $	16.402 14.060 13.735 12.792	5,083 4,859 5,177 4,132
MFS High Yield - Service Class Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	11.750 11.739 10.872 10.000	$ $ $ $	12.817 11.750 11.739 10.872	1,176 942 2,916 3,821

54

1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS International Equity - Service Class(5) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$15.740 $14.198 $12.605 $10.000	$19.079 $15.740 $14.198 $12.605	3,273 288 3,477 3,278
Marsico Growth - Service Class Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$14.027 $13.145 $11.899 $10.000	$14.546 $14.027 $13.145 $11.899	2,222 6,460 7,512 4,862
Munder Net50 - Service Class Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$16.639 $15.656 $13.809 $10.000	$16.361 $16.639 $15.656 $13.809	4,218 5,594 10,940 8,528
PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$10.463 $10.399 $10.119 $10.000	$10.720 $10.463 $10.399 $10.119	12,427 10,420 16,995 17,130
T. Rowe Price Equity Income - Service Class Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$14.061 $13.736 $12.159 $10.000	$16.460 $14.061 $13.736 $12.159	11,865 11,287 10,492 5,684
T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$15.741 $14.459 $13.316 $10.000	$16.041 $15.741 $14.459 $13.316	7,352 10,386 15,164 12,195
Templeton Transamerica Global - Service Class(6) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$14.057 $13.293 $12.389 $10.000	$16.419 $14.057 $13.293 $12.389	7,323 6,665 14,664 7,124
Third Avenue Value - Service Class Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$19.304 $16.523 $13.458 $10.000	$22.041 $19.304 $16.523 $13.458	40,148 40,711 24,539 4,338
Transamerica Balanced - Service Class Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$12.771 $12.015 $11.560 $10.000	$13.695 $12.771 $12.015 $11.560	4,182 3,925 5,215 2,270
Transamerica Convertible Securities - Service Class Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$13.151 $12.880 $10.990 $10.000	$14.350 $13.151 $12.880 $10.990	7,432 5,971 10,128 12,128
Transamerica Equity - Service Class(7) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$15.871 $13.841 $12.140 $10.000	$16.963 $15.871 $13.841 $12.140	48,494 24,454 31,585 6,521
Transamerica Growth Opportunities - Service Class Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$16.531 $14.460 $12.587 $10.000	$17.100 $16.531 $14.460 $12.587	8,557 6,782 13,554 2,400
Transamerica Money Market - Service Class Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$9.992 $9.874 $9.938 $10.000	$10.294 $9.992 $9.874 $9.938	11,610 37,630 33,684 2,332
Transamerica Science and Technology - Service Class(8) Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$13.966 $13.904 $13.110 $10.000	$13.878 $13.966 $13.904 $13.110	3,577 4,959 10,737 8,827
Transamerica Small/Mid Cap Value - Service Class Subaccount Inception Date May 3, 2004	2006 2005 2004	$12.728 $11.396 $10.000	$14.788 $12.728 $11.396	9,705 7,586 2,922

55

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica U.S. Government Securities - Service Class Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$10.178 $10.121 $9.974 $10.000	$10.344 $10.178 $10.121 $9.974	9,513 7,919 5,269 5,558
Transamerica Value Balanced - Service Class Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$12.968 $12.381 $11.432 $10.000	$14.712 $12.968 $12.381 $11.432	7,625 7,070 4,128 2,059
Van Kampen Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$13.290 $12.559 $11.912 $10.000	$14.363 $13.290 $12.559 $11.912	5,603 5,789 12.283 3,537
ProFund VP Bull Subaccount Inception Date June 12, 2006	2006	$10.000	$11.421	910,000
ProFund VP Money Market Subaccount Inception Date June 12, 2006	2006	$10.000	$10.144	0
ProFund VP OTC Subaccount Inception Date June 12, 2006	2006	$10.000	$11.400	899
ProFund VP Short Small Cap Subaccount Inception Date June 12, 2006	2006	$10.000	$8.783	0
ProFund VP Small-Cap Subaccount Inception Date June 12, 2006	2006	$10.000	$11.211	0
Fidelity - VIP Index 500 Portfolio - Service Class 2 Subaccount Inception Date May 3, 2004	2006 2005 2004	$11.278 $10.937 $10.000	$12.840 $11.278 $10.937	1,745 3,041 2,908

(1)	Formerly known as Mercury Large Cap Value.
(2)	Formerly known as Federated Growth & Income.
(3)	Formerly known as AEGON Bond.
(4)	Formerly known as Salomon All Cap.
(5)	Formerly known as American Century International.
(6)	Formerly known as Templeton Great Companies Global.
(7)	Janus Growth and Great Companies – AmericaSM merged into Transamerica Equity. Transamerica Equity is the surviving fund.
(8)	Formerly known as Great Companies - TechnologySM.

56

APPENDIX B

CONTRACT FORM NUMBERVA25

If you are purchasing Contract Form Number VA25 (or you are an existing contract owner of Contract Form Number VA25), the information provided in Appendix B hereby amends and/or replaces the corresponding information contained in the prospectus.

The following hereby amends, and to the extent inconsistent replaces, the corresponding SUMMARY section of the prospectus:

1.    The Annuity Contract

You can also direct money to the fixed account. Amounts in the fixed account earn interest annually at a fixed rate that is guaranteed by us never to be less than 3%, and may be more.

We credit a premium enhancement of 4.5% of your initial premium to your annuity value on the Contract date. We will credit a premium enhancement of 4.5% on future premiums you pay, although we may, at our discretion, change the rate or discontinue crediting premium enhancements to future premium payments.

For an additional charge, you may select a compounding minimum death benefit. You may also add an Additional Earnings Rider that may provide a supplemental death benefit. You may only add the compounding minimum death benefit and/or the Additional Earnings Rider when you purchase the Contract. See Section 9. Death Benefit, for details concerning these death benefit options. Subject to compliance with applicable law, we may at any time discontinue offering any optional rider described in this prospectus.

If you have already added the Guaranteed Minimum Income Benefit Rider to your Contract, please read your Rider carefully. This rider is no longer available for sale.

3.    Purchase

We credit a premium enhancement of 4.5% of your initial premium to your annuity value on the Contract date. Each premium payment you make after the initial premium will receive a premium enhancement of 4.5% that we will add to your annuity value, although we may change the rate or discontinue the premium enhancement at any time at our discretion.

4.    Investment Choices

Asset Allocation - Conservative Portfolio - Initial Class

Asset Allocation - Growth Portfolio - Initial Class

Asset Allocation - Moderate Portfolio - Initial Class

Asset Allocation - Moderate Growth Portfolio - Initial Class

International Moderate Growth Fund - Initial Class

BlackRock Large Cap Value - Initial Class

Capital Guardian U.S. Equity - Initial Class

Capital Guardian Value - Initial Class

Clarion Global Real Estate Securities - Initial Class

Federated Market Opportunity - Initial Class

JPMorgan Core Bond - Initial Class

JPMorgan Enhanced Index - Initial Class

Legg Mason Partners All Cap - Initial Class

MFS High Yield - Initial Class

MFS International Equity - Initial Class

Marsico Growth - Initial Class

Munder Net50 - Initial Class

PIMCO Total Return - Initial Class

T. Rowe Price Equity Income - Initial Class

T. Rowe Price Small Cap - Initial Class

57

Templeton Transamerica Global - Initial Class

Third Avenue Value - Initial Class

Transamerica Balanced - Initial Class

Transamerica Convertible Securities - Initial Class

Transamerica Equity - Initial Class

Transamerica Growth Opportunities - Initial Class

Transamerica Money Market - Initial Class

Transamerica Science & Technology - Initial Class

Transamerica Small/Mid Cap Value - Initial Class

Transamerica U.S. Government Securities - Initial Class

Transamerica Value Balanced - Initial Class

Van Kampen Mid-Cap Growth - Initial Class

ProFund VP Bull(1)

ProFund VP Money Market(1)

ProFund VP OTC(1)

ProFund VP Short Small-Cap(1)

ProFund VP Small-Cap(1)

(1)	The ProFunds portfolios permit frequent transfers and investors in these portfolios may bear the additional costs and investment risks of frequent transfers.

You can also allocate your premium payments to the fixed account. Unless otherwise required by state law, we will limit your allocations or transfers to the fixed account if the fixed account value following the allocation or transfer would exceed $500,000. The fixed account is not available in all states. If your Contract was issued in Washington, Oregon, New Jersey or Massachusetts, you may not direct or transfer any money to the fixed account.

5.    Expenses

During the accumulation period, we deduct a daily mortality and expense risk charge of 1.25% (1.40% annually if you select the compounding minimum death benefit) and a daily administrative charge annually of 0.40% from the money you have invested in the subaccounts.

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest fund expenses for the previous calendar year are found in the “Annuity Contract Fee Table” section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

9.    Death Benefit

If the annuitant who is an owner dies before the maturity date and if a death benefit is payable, the death benefit proceeds will be the greatest of:

•	the annuity value of your Contract on the death report day, reduced by the amount of any premium enhancements credited to the annuity value during the 12-month period before the death report day;
•	the total premium payments you make to the Contract, reduced by partial surrenders;
•	the annual step-up death benefit, reduced by the amount of any premium enhancements credited to the annuity value during the 12-month period before the death report day; or
•	if added at issue, the compounding minimum death benefit.

10.    Other Information

•

Compounding Minimum Death Benefit: You may add this feature for an additional charge. You must select this feature on your application. This feature is not available to annuitants or owners age 74 or older on the Contract date. This feature ensures that any death benefit payable on the death of an owner who is the annuitant will be no less than total premium payments paid for this Contract, plus the premium enhancement corresponding to the initial premium only, plus interest at an effective annual rate of 5% (in most states) from the date of the premium payment to the date of death, less any adjusted partial surrender(s), including interest

58

on any partial surrender at the 5% rate from the date of partial surrender to the date of death. Interest is not credited after the annuitant’s 81st birthday.
•

Additional Earnings Rider: You may add this rider for an additional charge only when you purchase the Contract, if you, a joint owner and the annuitant are age 75 or younger. It may provide you with a supplemental death benefit to help offset the taxes typically due on annuity death benefits. The Additional Earnings Rider may continue with the Contract if the surviving spouse elects to continue the Contract. If the Additional Earnings Rider is attached to a Contract with multiple beneficiaries, and the death benefit proceeds are payable to the beneficiaries, then each beneficiary may choose individually whether to receive any benefit under the Additional Earnings Rider as of the death report day (and thereby terminate the rider), or continue the rider (with fees) and have any benefit under the Additional Earnings Rider paid on that beneficiary’s death. We recommend that you consult your tax advisor before you purchase this rider.

The following hereby amends, and to the extent inconsistent replaces, the corresponding ANNUITY CONTRACT FEE TABLE section of the prospectus:

Periodic Charges other than Portfolio Expenses

Annual Contract Charge	$30 per Contract year
Special Service Fee	$0 - $25
Separate Account Annual Expenses (as a % of average separate account value during the accumulation period)
Under Standard Death Benefit: Mortality and Expense Risk Charge(1) Administrative Charge(1) Total Separate Account Annual Expenses	1.25% 0.40% 1.65%
With Compounding/Annual Step-Up Death Benefit Added: Mortality and Expense Risk Charge(1) Administrative Charge(1) Total Separate Account Annual Expenses	1.40% 0.40% 1.80%

(1)	These charges are assessed on assets in each subaccount. They do not apply to the fixed account. The mortality and expense risk charge of 1.25% applies when you have selected the standard death benefit. If you select the compounding minimum death benefit, then the mortality and expense risk charge will increase to 1.40%. These charges apply only during the accumulation period. After the maturity date, if you elect a variable annuity payment option, we will deduct a daily separate account annuitization charge from your subaccount assets equal to an annual rate of 1.40% annually in place of the mortality and expense risk and administrative charges.

Range of Expenses for the Portfolios

	Lowest	Highest
Total Annual Portfolio Operating Expenses (total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses)	0.40%	1.67%

Example of Highest Charges(1)	1 Year	3 Years	5 Years	10 Years
If the contract is surrendered at the end of the applicable time period.	$1099	$1884	$2498	$3920
If the contract is annuitized* at the end of the applicable time period or if you do not surrender your contract.	$372	$1132	$1914	$3920

*You cannot annuitize your Contract before your Contract’s fifth anniversary.

For information concerning compensation paid for the sale of the Contracts, see “Sales of the Contracts.”

59

(1)	The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). The annual Contract charge of $30 is reflected as an annual charge of 0.06% that is determined by dividing the total annual Contract charges collected during 2006 by total average net assets attributable to the Contract during 2006. Different fees and expenses not reflected in the Example may be assessed after you annuitize under a variable annuity payout option.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

The following hereby amends, and to the extent inconsistent replaces, the corresponding sections of the prospectus:

1.    THE ANNUITY CONTRACT

The Contract also contains a fixed account. Unless otherwise required by state law, we will limit your allocations or transfers to the fixed account if the fixed account value following the allocation or transfer would exceed $500,000. The fixed account offers an interest rate that is guaranteed by Western Reserve to equal at least 3% per year.

2.    ANNUITY PAYMENTS (THE INCOME PHASE)

Payment Option B — Life Income: Fixed Payments.

•	No Period Certain — We will make level payments only during the annuitant’s lifetime; or
•	10 or 20 Years Certain — We will make level payments for the longer of the annuitant’s lifetime or 10 or 20 years; or
•	Guaranteed Return of Annuity Proceeds — We will make level payments for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the annuity proceeds.

IF:

•	you choose Fixed Installments, Life Income with 10 or 20 Years Certain, Life Income with Guaranteed Return of Annuity Proceeds, or Variable Life Income with 10 Years Certain; and
•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their value (determined at the date of death) may be paid in a single sum.

3.    PURCHASE

Premium Enhancement

We will add an amount called a premium enhancement (currently equal to 4.5% of the initial premium payment) to the annuity value on the Contract date. The amount of the premium enhancement is not considered to be a premium payment. We will also credit a premium enhancement of 4.5% (this percentage could vary based on state laws) on subsequent premium payments, although we reserve the right, at our sole discretion, to change the rate of the premium enhancement or to discontinue crediting premium enhancements in the future. Any premium enhancement we credit will never be more than 8%. We will establish the rate, at our sole discretion, for each future premium enhancement. Rates may vary based on the annuitant’s age and the Contract year at the time the premium payment is made. The amount of future premium enhancements may be reduced by the amount of future partial surrenders. If we were to reduce future premium enhancements by the amount of future partial surrenders, the reduction could be on a dollar-for-dollar basis or on a proportional basis. The reduction would apply only to partial surrenders taken after we send you notice. If we change the rate or amount of the premium enhancement or if we eliminate the premium enhancement, we will send you notice in advance. In addition, we will send you a confirmation that will state the amount of any premium enhancement that was credited to your annuity value.

Examples. The following examples illustrate how a 4.5% credit works:

60

Suppose you invest $10,000 in a Contract. We immediately credit an additional 4.5% or $450, so your annuity value begins at $10,450. Assume that in six months the annuity value increases by 5%, so it is $10,972.50 (($10,450 × 0.05 = $522.50) ($522.50 + $10,450 = $10,972.50)). At that point in time, the death benefit would be $10,522.50 ($10,972.50 less the $450 credit). Note that although the credit is not included in the death benefit, the $22.50 of earnings on the credit is included. The cash value would be $10,972.50 minus the surrender charge of 8%, minus other applicable deductions. Assume that at the end of twelve months, the annuity value has increased by 10% so it is $11,495 (($10,450 × 0.10 = $1,045) ($1,045 + $10,450 = $11,495)). The death benefit at that time would be the full annuity value of $11,495 and the cash value would be $11,495 minus the surrender charge of 8% and other applicable deductions.

A decrease in value works in a similar manner. Again suppose you invest $10,000 and we credit a 4.5%, or $450 credit, and the annuity value decreases 5% to $9,950 ($10,450 minus $500). Your death benefit in six months time would be $10,000 since it is never less than your premium payments, less any partial surrenders and premium taxes. Your cash value would be $9,950 minus the surrender charge of 8% and other applicable deductions.

In the case of multiple premium payments, for purposes of the credit, the most recent premium payment is deemed to be withdrawn first. Suppose you make a $10,000 premium payment in June 2000 (getting a $450 credit) and a $20,000 premium payment in December 2000 (getting a $900 credit). If you die in August 2001 (more than 12 months after the June 2000 premium payment, but less than 12 months after the December 2000 premium payment), the $900 credit for the December premium payment has not vested (since it is less than 12 months old) so the full $900 is deducted in calculating the death benefit. However, the death benefit would include any earnings/loss attributable to that credit. The $450 credit for the June payment is over 12 months old so it (and any earnings/loss on it) is included in the death benefit.

Allocation of Premium Payments

Unless otherwise required by state law, we will limit allocations and transfers to the fixed account if the fixed account value following the allocation or transfer would exceed $500,000.

4.    INVESTMENT CHOICES

AEGON/TRANSAMERICA SERIES TRUST

– INITIAL CLASS

Portfolio Construction Manager: Morningstar Associates, LLC

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

International Moderate Growth Fund

Subadvised by BlackRock Investment Management, LLC(1)

BlackRock Large Cap Value(2)

Subadvised by Capital Guardian Trust Company

Capital Guardian U.S. Equity

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities

Clarion Global Real Estate Securities

Subadvised by Federated Equity Management Company of Pennsylvania

Federated Market Opportunity(3)

Subadvised by J.P. Morgan Investment Advisors, Inc.

JPMorgan Core Bond(4)

Subadvised by J.P. Morgan Investment Management Inc.

JPMorgan Enhanced Index

Subadvised by ClearBridge Advisors, LLC(5)

Legg Mason Partners All Cap(6)

61

Subadvised by MFS® Investment Management

MFS High Yield

MFS International Equity(7)

Subadvised by Columbia Management Advisors, LLC

Marsico Growth

Subadvised by Munder Capital Management

Munder Net50

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income

T. Rowe Price Small Cap

Subadvised by Templeton Investment Counsel, LLC and Transamerica Investment Management, LLC(8)

Templeton Transamerica Global(9)

Subadvised by Third Avenue Management LLC

Third Avenue Value

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced

Transamerica Convertible Securities

Transamerica Equity(10)

Transamerica Growth Opportunities

Transamerica Money Market

Transamerica Science & Technology(11)

Transamerica Small/Mid Cap Value

Transamerica U.S. Government Securities

Transamerica Value Balanced

Subadvised by Van Kampen Asset Management

Van Kampen Mid-Cap Growth

ProFunds(12)

Managed by ProFund Advisors LLC

ProFund VP Bull

ProFund VP Money Market

ProFund VP OTC

ProFund VP Short Small-Cap

ProFund VP Small-Cap

(1)	Formerly subadvised by Mercury Advisors.
(2)	Formerly known as Mercury Large Cap Value.
(3)	Formerly known as Federated Growth & Income.
(4)	Formerly known as AEGON Bond
(5)	Formerly subadvised by Salomon Brothers Asset Management Inc.
(6)	Formerly known as Salomon All Cap.
(7)	Formerly known as American Century International.
(8)	Formerly subadvised by Templeton Investment Counsel, LLC and Great Companies, LLC.
(9)	Formerly known as Templeton Great Companies Global.
(10)	Great Companies-AmericaSM and the Janus Growth merged into Transamerica Equity.
(11)	Formerly known as Great Companies-TechnologySM.
(12)	The ProFunds portfolios permit frequent transfers and investors in these portfolios may bear the additional costs and investment risks of frequent transfers.

62

The following subaccount is closed to new investment as of December 12, 2005:

AEGON/Transamerica Series Trust

– Initial Class

Subadvised by J.P. Morgan Investment Management Inc.

JPMorgan Mid Cap Value

The following subaccounts are only available to Contract owners who held an investment in these Subaccounts prior to May 1, 2003.

Fidelity Variable Insurance Products Fund – Service Class 2

Advised by Fidelity Management & Research Company

VIP Contrafund® Portfolio

VIP Equity-Income Portfolio

VIP Growth Opportunities Portfolio

The Fixed Account

We guarantee that the interest credited to the fixed account will not be less than 3% per year. We have no formula for determining fixed account current interest rates. We establish the interest rate, at our sole discretion, for each premium payment or transfer into the fixed account. Rates are guaranteed for at least one year, but will never be less than 3% per year.

Unless otherwise required by state law, we will limit allocations and transfers to the fixed account if the fixed account value following the allocation or transfer would exceed $500,000.

Transfers

Transfers from the fixed account are allowed only once during each Contract year. We must receive written notice at our administrative office within 30 days after a Contract anniversary. The amount that may be transferred is the greater of (1) 50% of the dollar amount in the fixed account, or (2) the amount you transferred out of the fixed account in the previous Contract year. Although we currently allow you to transfer 50% of the dollar amount in the fixed account, we reserve the right to reduce this percentage to 25%.

5.    EXPENSES

Mortality and Expense Risk Charge

The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the average daily net assets that you have invested in each subaccount.

Loan Processing Fee

You have the option to either send us a $30 check for this fee or to have us deduct the $30 from the loan amount.

Partial Surrenders Up to the Free Amount.

For example, assume that you make a $100,000 premium payment to your Contract at issue, receive a premium enhancement of $4,500, and make no more premium payments. Also assume at the end of the 13th Contract month there is an annuity value of $120,000 before a partial surrender of $15,500 is taken out surrender charge free (the greater of $15,500 under (A) ($120,000 — $100,000 — $4,500), or $12,000 under (B) ($120,000 × 10%)).

If, at the end of the 19th Contract month, there is an annuity value of $106,000 before a partial surrender of $20,000 is taken out, the surrender charge on this partial surrender will be calculated as follows:

(A)(i)	$106,000 is the annuity value on the date of the partial surrender; and is added to
(A)(ii)	$15,500 is the net amount of the partial surrender that occurred in the 13th month; minus

63

(A)(iii)	$100,000 is the total of all premiums paid; minus
(A)(iv)	$4,500 is the total of any premium enhancement amounts; minus
(A)(v)	$15,500 is the total of any growth in the Contract previously surrendered.

The total for (A) is: $106,000 + $15,500 – $100,000 – $4,500 – $15,500 = $1,500.

OR

(B)(i)	$10,600 is 10% of the annuity value; minus
(B)(ii)	$15,500.

The total for (B) is: $10,600 – $15,500 = – $4,900.

The maximum amount of this partial surrender available without a surrender charge is $1,500 (A).

The portion of this partial surrender which is subject to a surrender charge is $20,000 — $1,500 = $18,500.

The surrender charge is calculated on the amount that must be surrendered ($20,108.70) in order to leave $18,500 after the 8% surrender charge is applied. The surrender charge is: $20,108.70 × .08 = $1,608.70. Subtracting $1,608.70 from $20,108.70 leaves $18,500, which is the amount you will receive after the 8% surrender charge has been taken.

To sum up: The total amount we will deduct from your annuity value so that you receive $20,000 is $21,608.70. That is calculated as: $1,500 (free amount) + $18,500 (amount after surrender charge has been taken) + $1,608.70 (surrender charge) = $21,608.70.

9.    DEATH BENEFIT

Standard Death Benefit (Option A)

Death benefit provisions may differ from state to state. The death benefit proceeds may be paid as a lump sum, as substantially equal payments while the Contract continues in the accumulation period for a specified number of years, or as annuity payments, but in all events will be paid in accordance with any applicable federal and state laws, rules and regulations.

If an owner who is the annuitant dies before the maturity date and if the death benefit proceeds are payable, the standard death benefit proceeds will be the greatest of:

•	the annuity value of your Contract on the death report day, reduced by the amount of any premium enhancements credited to the annuity value within the 12 months before the death report day;
•	the total premium payments you make to the Contract as of the death report day (not including premium enhancements), reduced by partial surrenders; or
•	the annual step-up: On each Contract anniversary, a new “stepped-up” death benefit is determined. The stepped-up death benefit is equal to:
•

the highest annuity value on any Contract anniversary before the annuitant’s 81st birthday. If the Contract anniversary with the highest annuity value occurs during the 12-month period before the death report day, then the highest annuity value will be reduced by the amount of any premium enhancements credited to the annuity value from the beginning of this 12-month period to that Contract anniversary. The highest annuity value will be increased for any premium payments you have made (but not increased for the premium enhancements applicable to those premiums), and decreased by the adjusted partial surrenders for any partial surrenders we have paid to you, following the Contract anniversary on which the highest annuity value occurs.

For example, assume that you make a $100,000 [P(0)] premium payment at issue, receive a premium enhancement of $4,500 [E(0)] on the initial premium payment; then you make a subsequent premium payment of $20,000 [P(1)] at the beginning of your 20th Contract month and receive a premium enhancement of $900 [E(1)] on this payment; and then make another subsequent premium payment of $10,000 [P(2)] at the beginning of your 27th Contract

64

month and receive a premium enhancement of $300 [E(2)] on this payment. Also assume an annuity value of $110,000 [A(1)] at the end of your first Contract anniversary, and an annuity value of $200,000 [A(2)] at the end of the second Contract anniversary, and an annuity value of $150,000 [A(3)] on the death report day (at the end of the 30th Contract month).

The standard death benefit will be the greatest of:

1.	Annuity value: A(3) – [E(1) + E(2)] = $150,000 – ($900 + $300) = $148,800
2.	Return of premium: P(0) + P(1) + P(2) = $100,000 + $20,000 + $10,000 = $130,000
3.	Annual step-up: A(2) – E(1) + P(2) = $200,000 – $900 + $10,000 = $209,100

The standard death benefit will be $209,100 from the annual step-up.

Note: In the example above, we assume that the initial premium payment and the next premium payment paid (at the beginning of the 20th Contract month), each receive a 4.5% premium enhancement. However, we assume that the premium payment paid at the beginning of the 27th Contract month receives a 3% premium enhancement.

The standard death benefit proceeds are not payable after the maturity date.

Compounding Minimum Death Benefit (Option B)

On the Contract application, you may add the compounding minimum death benefit to the Contract for an additional charge. This option is not available to annuitants or owners age 74 or older on the Contract date. This death benefit option is only payable during the accumulation period and is not payable after the maturity date. You may not select this option after the Contract has been issued.

During the accumulation period, this option provides the greater of:

•	the standard death benefit; or
•

the compounding minimum death benefit: This benefit equals total premium payments, plus the premium enhancement corresponding to the initial premium payment only, plus interest at an effective annual rate of 5% (in most states) from the date of the premium payment to the date of death, less any adjusted partial surrender(s), including interest on any partial surrender at the 5% rate from the date of partial surrender to the date of death. Interest is not credited after the annuitant’s 81st birthday.

If you select this option, then the mortality and expense risk charge will increase to 1.40%.

Effect of Adjusted Partial Surrender on Certain Death Benefits

When you request a partial surrender, we will reduce certain death benefits under the Contract by an “adjusted partial surrender.” Adjusted partial surrenders will reduce:

•	the compounding minimum death benefit, if selected; and
•	the annual step-up death benefit.

A partial surrender will reduce the compounding minimum death benefit, if selected, and the annual step-up death benefit, by the amount of the partial surrender times the ratio of:

•	the amount of the compounding minimum death benefit (and/or annual step-up death benefit) immediately before the partial surrender, to
•	the annuity value immediately before the partial surrender.

We have included a more detailed explanation of this adjustment in the SAI.

If the compounding and/or annual step-up death benefit is greater than the annuity value prior to the partial surrender, the adjusted partial surrender may be more than the amount of your request. For this reason, if a death benefit is paid after you have made a partial surrender, the total of that partial surrender and the death benefit could be less than the death benefit immediately before you have made a partial surrender. If the compounding and/or

65

annual step-up death benefit is less than the annuity value prior to the partial surrender, the adjusted partial surrender will reduce the death benefit dollar for dollar.

Alternate Payment Elections Before the Maturity Date

If the deceased annuitant was an owner, and one or more beneficiaries chooses one of the above options instead of a lump sum payment, we will “reset” the age used in the death benefit provisions under the new option as of the death report day, so that the death benefit is based on the age of the particular new annuitant (i.e., the beneficiary). As a result, the phrase “the annuitant’s 81st birthday” will refer to the age of the particular beneficiary. If the beneficiary is over age 81 on the death report day of the first deceased owner, then we will calculate the death benefit paid on the death of the particular beneficiary by taking the highest annuity value (i.e., the annuity value as of the death report day) and subtracting the total partial surrenders following the death report day of the first deceased owner. This option applies to both spousal and non-spousal beneficiaries.

Additional Earnings Rider

The optional Additional Earnings Rider may pay an Additional Earnings Rider Amount when an owner who is the annuitant dies and death benefit proceeds are paid under your Contract. In order to buy this rider:

•	you must purchase it when we issue the Contract;
•	you must be both the owner and annuitant (except in the case of a trust or employer-sponsored plan). and
•	you, a joint owner and the annuitant must be age 75 or younger.

Rider earnings equal:

•	the death benefit proceeds payable under the Contract; minus
•	the rider base, which is:
•	the initial premium at Contract issue (this rider is no longer available after issue); plus
•	the premium payments made after the rider date; less
•	the amount of each partial surrender made after the rider date, multiplied by the ratio of the rider base to the annuity value immediately before the partial surrender.

Examples:

Other assumptions at issue:

$76,285 GMDB (guaranteed minimum death benefit) — current step-up or roll-up death benefit on the day the Additional Earnings Rider is added before subtracting premium enhancements

$3,285 PE — premium enhancements

$73,000 RB — rider base at issue = GMDB — PE

$76,285 AV — current annuity value at rider issue date

Guaranteed Minimum Income Benefit Program

The Guaranteed Minimum Income Benefit Program is no longer available for new sales, but if you have previously elected this benefit you can still upgrade.

66

CONDENSED FINANCIAL INFORMATION

The accumulation unit values (“AUV”) and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables. The number of accumulation units combines the units outstanding for several variable annuity contracts issued by Western Reserve within each subaccount class.

1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Asset Allocation – Conservative Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$12.069 $11.682 $10.842 $8.891 $10.000	$12.974 $12.069 $11.682 $10.842 $8.891	493,104 921,571 926,972 888,019 605,861
Asset Allocation – Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$12.820 $11.629 $10.369 $8.072 $10.000	$14.559 $12.820 $11.629 $10.369 $8.072	200,985 165,490 174,629 295,332 129,968
Asset Allocation – Moderate Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$12.325 $11.678 $10.675 $8.704 $10.000	$13.495 $12.325 $11.678 $10.675 $8.704	984,085 973,661 859,392 804,264 485,944
Asset Allocation – Moderate Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$12.657 $11.724 $10.514 $8.418 $10.000	$14.152 $12.657 $11.724 $10.514 $8.418	815,833 795,169 816,788 826,140 580,194
International Moderate Growth Fund - Initial Class Subaccount Inception Date May 1, 2006	2006	$10.000	$10.305	7,709
BlackRock Large Cap Value - Initial Class(1) Subaccount Inception Date November 29, 1999	2006 2005 2004 2003 2002 2001 2000 1999	$16.224 $14.247 $12.258 $9.617 $11.414 $11.835 $10.421 $10.000	$18.633 $16.224 $14.247 $12.258 $9.617 $11.414 $11.835 $10.421	76,791 99,169 74,454 70,068 39,831 6,048 7,074 2,500
Capital Guardian U.S. Equity - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$12.055 $11.545 $10.709 $7.988 $10.000	$13.037 $12.055 $11.545 $10.709 $7.988	23,015 21,787 37,487 27,743 11,543
Capital Guardian Value - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$12.601 $11.911 $10.392 $7.862 $10.000	$14.419 $12.601 $11.911 $10.392 $7.862	80,724 114,161 122,537 97,576 73,217
Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date November 29, 1999	2006 2005 2004 2003 2002 2001 2000 1999	$28.593 $25.654 $19.660 $14.747 $14.494 $13.288 $10.398 $10.000	$39.958 $28.593 $25.654 $19.660 $14.747 $14.494 $13.288 $10.398	68,259 60,670 55,294 53,382 28,125 10,890 9,873 2,500
Federated Market Opportunity - Initial Class(2) Subaccount Inception Date November 29, 1999	2006 2005 2004 2003 2002 2001 2000 1999	$19.914 $19.317 $18.010 $14.456 $14.578 $12.829 $10.074 $10.000	$20.099 $19.914 $19.317 $18.010 $14.456 $14.578 $12.829 $10.074	100,101 120,423 129,440 114,703 80,481 3,120 3,289 2,500

67

1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
JPMorgan Core Bond - Initial Class(3) Subaccount Inception Date November 29, 1999	2006 2005 2004 2003 2002 2001 2000 1999	$13.215 $13.152 $12.811 $12.508 $11.580 $10.910 $9.979 $10.000	$13.488 $13.215 $13.152 $12.811 $12.508 $11.580 $10.910 $9.979	64,220 66,896 87,076 125,688 117,323 3,052 2,975 2,500
JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$11.318 $11.137 $10.215 $8.065 $10.000	$12.819 $11.318 $11.137 $10.215 $8.065	44,671 58,449 50,473 41,285 3,117
JPMorgan Mid Cap Value - Initial Class Subaccount Inception Date November 29, 1999	2006 2005 2004 2003 2002 2001 2000 1999	$14.736 $13.744 $12.213 $9.462 $11.038 $11.700 $10.510 $10.000	$16.970 $14.736 $13.744 $12.213 $9.462 $11.038 $11.700 $10.510	38,854 79,071 84,615 65,184 25,298 3,067 3,006 2,500
Legg Mason Partners All Cap - Initial Class(4) Subaccount Inception Date November 29, 1999	2006 2005 2004 2003 2002 2001 2000 1999	$13.154 $12.867 $12.004 $9.043 $12.230 $12.198 $10.459 $10.000	$15.317 $13.154 $12.867 $12.004 $9.043 $12.230 $12.198 $10.459	65,008 104,201 112,610 114,358 84,970 32,735 28,958 2,500
MFS High Yield - Initial Class Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$11.681 $11.681 $10.835 $10.000	$12.729 $11.681 $11.681 $10.835	20,783 20,190 19,646 6,240
MFS International Equity - Initial Class(5) Subaccount Inception Date November 29, 1999	2006 2005 2004 2003 2002 2001 2000 1999	$8.313 $7.499 $6.678 $5.426 $7.010 $9.323 $11.124 $10.000	$10.049 $8.313 $7.499 $6.678 $5.426 $7.010 $9.323 $11.124	182,611 120,782 130,256 136,492 22,526 21,439 16,940 2,500
Marsico Growth - Initial Class Subaccount Inception Date November 29, 1999	2006 2005 2004 2003 2002 2001 2000 1999	$8.707 $8.164 $7.406 $5.968 $8.210 $9.731 $10.731 $10.000	$9.011 $8.707 $8.164 $7.406 $5.968 $8.210 $9.731 $10.731	51,220 57,884 43,041 50,375 33,251 10,767 10,055 2,500
Munder Net50 - Initial Class Subaccount Inception Date November 29, 1999	2006 2005 2004 2003 2002 2001 2000 1999	$9.334 $8.974 $7.763 $4.744 $7.844 $10.709 $10.891 $10.000	$9.168 $9.334 $8.974 $7.763 $4.744 $7.844 $10.709 $10.891	101,559 109,400 85,118 72,587 7,646 7,774 7,032 2,500

68

1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$11.151 $11.095 $10.811 $10.492 $10.000	$11.414 $11.151 $11.095 $10.811 $10.492	88,078 78,496 100,005 115,275 84,388
T. Rowe Price Equity Income - Initial Class Subaccount Inception Date November 29, 1999	2006 2005 2004 2003 2002 2001 2000 1999	$11.529 $11.275 $9.999 $8.025 $10.065 $10.693 $9.872 $10.000	$13.472 $11.529 $11.275 $9.999 $8.025 $10.065 $10.693 $9.872	40,162 41,970 44,321 46,031 12,407 4,598 3,708 2,500
T. Rowe Price Small Cap - Initial Class Subaccount Inception Date November 29, 1999	2006 2005 2004 2003 2002 2001 2000 1999	$10.570 $9.729 $8.976 $6.509 $9.122 $10.287 $11.398 $10.000	$10.754 $10.570 $9.729 $8.976 $6.509 $9.122 $10.287 $11.398	57,628 81,355 134,837 98,882 39,554 2,688 2,500 2,500
Templeton Transamerica Global - Initial Class(6) Subaccount Inception Date November 29, 1999	2006 2005 2004 2003 2002 2001 2000 1999	$6.975 $6.608 $6.169 $5.096 $7.014 $9.257 $11.387 $10.000	$8.139 $6.975 $6.608 $6.169 $5.096 $7.014 $9.257 $11.387	106,331 110,179 113,844 41,820 40,915 33,915 43,471 2,500
Third Avenue Value - Initial Class Subaccount Inception Date November 29, 1999	2006 2005 2004 2003 2002 2001 2000 1999	$24.778 $21.234 $17.323 $12.850 $14.845 $14.237 $10.660 $10.000	$28.249 $24.778 $21.234 $17.323 $12.850 $14.845 $14.237 $10.660	134,456 140,797 105,814 88,984 40,099 7,264 5,147 2,500
Transamerica Balanced - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$12.142 $11.450 $10.488 $9.376 $10.000	$13.014 $12.142 $11.450 $10.488 $9.376	24,133 22,773 29,892 38,484 52,098
Transamerica Convertible Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$12.684 $12.431 $11.184 $9.208 $10.000	$13.817 $12.684 $12.431 $11.184 $9.208	7,752 8,209 9,127 9,386 4,540
Transamerica Equity - Initial Class(7) Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$14.227 $12.429 $10.928 $8.479 $10.000	$15.192 $14.227 $12.429 $10.928 $8.479	304,282 187,790 153,744 43,148 30,023
Transamerica Growth Opportunities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$13.258 $11.614 $10.139 $7.868 $10.000	$13.687 $13.258 $11.614 $10.139 $7.868	56,265 56,349 56,330 22,654 11,692

69

		1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Money Market - Initial Class Subaccount Inception Date November 29, 1999	2006 2005 2004 2003 2002 2001 2000 1999	$10.614 $10.503 $10.588 $10.696 $10.735 $10.511 $10.046 $10.000	$10.918 $10.614 $10.503 $10.588 $10.696 $10.735 $10.511 $10.046	137,394 156,246 78,116 162,074 190,263 50,611 53,170 2,500
Transamerica Science and Technology -Initial Class(8) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$3.953 $3.943 $3.716 $2.506 $4.123 $6.659 $10.000	$3.922 $3.953 $3.943 $3.716 $2.506 $4.123 $6.659	73,469 124,168 112,064 151,689 71,728 27,506 19,807
Transamerica Small/Mid Cap Value - Initial Class Subaccount Inception Date October 1, 2004	2006 2005 2004	$12.238 $10.972 $10.000	$14.191 $12.238 $10.972	41,931 30,866 2,000
Transamerica U.S. Government Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$10.714 $10.670 $10.517 $10.402 $10.000	$10.868 $10.714 $10.670 $10.517 $10.402	23,923 22,739 31,796 50,352 29,713
Transamerica Value Balanced - Initial Class Subaccount Inception Date November 29, 1999	2006 2005 2004 2003 2002 2001 2000 1999	$13.011 $12.427 $11.507 $9.750 $11.520 $11.448 $9.907 $10.000	$14.731 $13.011 $12.427 $11.507 $9.750 $11.520 $11.448 $9.907	51,527 65,984 74,125 44,762 31,119 2,087 3,348 2,500
Van Kampen Mid-Cap Growth - Initial Class Subaccount Inception Date November 29, 1999	2006 2005 2004 2003 2002 2001 2000 1999	$6.342 $6.004 $5.706 $4.533 $6.895 $10.514 $12.108 $10.000	$6.847 $6.342 $6.004 $5.706 $4.533 $6.895 $10.514 $12.108	114,884 180,782 158,172 142,001 98,030 71,139 76,808 2,500
ProFund VP Bull Subaccount Inception Date June 12, 2006	2006	$10.000	$11.396	28,664
ProFund VP Money Market Subaccount Inception Date June 12, 2006	2006	$10.000	$10.122	0
ProFund VP OTC Subaccount Inception Date June 12, 2006	2006	$10.000	$11.375	29,361
ProFund VP Short Small Cap Subaccount Inception Date June 12, 2006	2006	$10.000	$8.766	0
ProFund VP Small-Cap Subaccount Inception Date June 12, 2006	2006	$10.000	$11.190	27,460

70

1.80%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Fidelity – VIP Contrafund® - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	11.615 10.138 8.963 7.119 8.018 9.327 10.000	$ $ $ $ $ $ $	12.713 11.615 10.138 8.963 7.119 8.018 9.327	76,859 80,624 72,388 68,234 34,828 9,990 8,548
Fidelity – VIP Equity-Income - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	11.970 11.544 10.567 8.274 10.169 10.924 10.000	$ $ $ $ $ $ $	14.100 11.970 11.544 10.567 8.274 10.169 10.924	26,224 25,179 36,207 25,897 8,714 3,778 3,573
Fidelity – VIP Growth Opportunities - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	7.785 7.293 6.947 5.466 7.136 8.512 10.000	$ $ $ $ $ $ $	8.038 7.785 7.293 6.947 5.466 7.136 8.512	30,680 33,881 44,194 45,838 8,774 4,617 4,679

(1)	Formerly known as Mercury Large Cap Value.
(2)	Formerly known as Federated Growth & Income.
(3)	Formerly known as AEGON Bond.
(4)	Formerly known as Salomon All Cap.
(5)	Formerly known as American Century International.
(6)	Formerly known as Templeton Great Companies Global.
(7)	Janus Growth and Great Companies – AmericaSM merged into Transamerica Equity. Transamerica Equity is the surviving fund.
(8)	Formerly known as Great Companies - TechnologySM.

71

1.65%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Asset Allocation Conservative Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	12.136 11.729 10.869 8.990 10.000	$ $ $ $ $	13.065 12.136 11.729 10.869 8.990	2,380,570 2,848,654 2,772,295 2,699,994 1,431,241
Asset Allocation - Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	12.891 11.675 10.396 8.080 10.000	$ $ $ $ $	14.661 12.891 11.675 10.396 8.080	3,666,623 3,838,605 3,668,756 3,271,606 1,141,782
Asset Allocation - Moderate Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	12.393 11.725 10.702 8.713 10.000	$ $ $ $ $	13.590 12.393 11.725 10.702 8.713	6,938,717 7,311,040 6,908,204 6,596,348 2,960,437
Asset Allocation - Moderate Growth Portfolio - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	12.727 11.771 10.540 8.426 10.000	$ $ $ $ $	14.251 12.727 11.771 10.540 8.426	6,408,004 6,028,387 6,056,485 5,385,378 2,402,764
International Moderate Growth Fund - Initial Class Subaccount Inception Date May 1, 2006	2006		$10.000		$10.315	96,536
BlackRock Large Cap Value - Initial Class(1) Subaccount Inception Date November 29, 1999	2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $	16.335 14.323 12.305 9.639 11.423 11.826 10.421 10.000	$ $ $ $ $ $ $ $	18.788 16.335 14.323 12.305 9.639 11.423 11.826 10.421	942,492 1,031,377 705,146 709,871 572,432 113,496 12,417 2,500
Capital Guardian U.S. Equity - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	12.121 11.591 10.736 7.996 10.000	$ $ $ $ $	13.129 12.121 11.591 10.736 7.996	342,116 399,428 413,615 373,294 89,316
Capital Guardian Value - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	12.671 11.959 10.418 7.870 10.000	$ $ $ $ $	14.520 12.671 11.959 10.418 7.870	686,925 863,619 991,553 808,088 364,020
Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date November 29, 1999	2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $	28.787 25.790 19.735 14.781 14.505 13.278 10.398 10.000	$ $ $ $ $ $ $ $	40.289 28.787 25.790 19.735 14.781 14.505 13.278 10.398	604,750 517,164 565,689 500,380 297,623 38,072 9,648 2,500
Federated Market Opportunity - Initial Class(2) Subaccount Inception Date November 29, 1999	2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $	20.049 19.419 18.078 14.489 14.590 12.820 10.074 10.000	$ $ $ $ $ $ $ $	20.266 20.049 19.419 18.078 14.489 14.590 12.820 10.074	1,006,237 1,411,963 1,579,063 1,554,362 1,180,268 254,830 23,516 2,500
JPMorgan Core Bond - Initial Class(3) Subaccount Inception Date November 29, 1999	2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $	13.305 13.222 12.860 12.537 11.590 10.902 9.979 10.000	$ $ $ $ $ $ $ $	13.601 13.305 13.222 12.860 12.537 11.590 10.902 9.979	602,563 683,514 880,520 1,088,475 994,183 238,484 22,430 2,500

72

1.65%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	11.380 11.182 10.240 8.074 10.000	$ $ $ $ $	12.909 11.380 11.182 10.240 8.074	181,162 256,040 272,707 209,779 82,481
JPMorgan Mid Cap Value - Initial Class Subaccount Inception Date November 29, 1999	2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $	14.836 13.817 12.260 9.484 11.047 11.692 10.510 10.000	$ $ $ $ $ $ $ $	17.111 14.836 13.817 12.260 9.484 11.047 11.692 10.510	427,796 593,118 674,449 638,680 375,487 48,400 25,081 2,500
Legg Mason Partners All Cap - Initial Class(4) Subaccount Inception Date November 29, 1999	2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $	13.243 12.935 12.050 9.064 12.240 12.189 10.459 10.000	$ $ $ $ $ $ $ $	15.445 13.243 12.935 12.050 9.064 12.240 12.189 10.459	530,299 630,204 843,274 981,325 681,049 303,708 92,443 2,500
MFS High Yield - Initial Class Subaccount Inception Date May 1, 2003	2006 2005 2004 2003	$ $ $ $	11.728 11.710 10.846 10.000	$ $ $ $	12.800 11.728 11.710 10.846	185,148 147,900 86,860 37,072
MFS International Equity - Initial Class(5) Subaccount Inception Date November 29, 1999	2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $	8.411 7.579 6.703 5.439 7.015 9.316 11.124 10.000	$ $ $ $ $ $ $ $	10.183 8.411 7.579 6.703 5.439 7.015 9.316 11.124	1,900,372 1,375,674 1,222,358 1,205,665 247,627 70,637 29,298 2,500
Marsico Growth - Initial Class Subaccount Inception Date November 29, 1999	2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $	8.767 8.208 7.434 5.982 8.216 9.724 10.731 10.000	$ $ $ $ $ $ $ $	9.086 8.767 8.208 7.434 5.982 8.216 9.724 10.731	590,559 752,584 715,139 685,921 580,026 76,359 28,596 2,500
Munder Net50 - Initial Class Subaccount Inception Date November 29, 1999	2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $	9.398 8.841 7.793 4.755 7.850 10.701 10.891 10.000	$ $ $ $ $ $ $ $	9.244 9.398 8.841 7.793 4.755 7.850 10.701 10.891	547,161 389,481 526,014 487,054 201,192 25,645 8,950 2,500
PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	11.213 11.139 10.838 10.503 10.000	$ $ $ $ $	11.494 11.213 11.139 10.838 10.503	754,893 741,455 833,982 864,057 607,454
T. Rowe Price Equity Income - Initial Class Subaccount Inception Date November 29, 1999	2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $	11.608 11.335 10.037 8.043 10.073 10.686 9.872 10.000	$ $ $ $ $ $ $ $	13.584 11.608 11.335 10.037 8.043 10.073 10.686 9.872	614,666 755,518 867,247 623,583 374,670 146,253 24,303 2,500

73

1.65%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
T. Rowe Price Small Cap - Initial Class Subaccount Inception Date November 29, 1999	2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $	10.642 9.781 9.010 6.524 9.129 10.280 11.398 10.000	$ $ $ $ $ $ $ $	10.844 10.642 9.781 9.010 6.524 9.129 10.280 11.398	773,713 1,053,873 1,175,612 1,054,754 552,363 79,312 40,359 2,500
Templeton Transamerica Global - Initial Class(6) Subaccount Inception Date November 29, 1999	2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $	7.550 7.141 6.193 5.108 7.020 9.250 11.387 10.000	$ $ $ $ $ $ $ $	8.822 7.550 7.141 6.193 5.108 7.020 9.250 11.387	861,875 1,020,320 1,125,307 228,256 229,432 296,873 376,015 2,500
Third Avenue Value - Initial Class Subaccount Inception Date November 29, 1999	2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $	24.947 21.346 17.389 12.879 14.857 14.226 10.660 10.000	$ $ $ $ $ $ $ $	28.484 24.947 21.346 17.389 12.879 14.857 14.226 10.660	1,337,588 1,361,667 1,280,926 1,211,280 786,581 142,077 38,952 2,500
Transamerica Balanced - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	12.209 11.496 10.515 9.385 10.000	$ $ $ $ $	13.106 12.209 11.496 10.515 9.385	488,493 273,915 333,461 320,331 302,866
Transamerica Convertible Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	12.754 12.481 11.212 9.217 10.000	$ $ $ $ $	13.914 12.754 12.481 11.212 9.217	255,244 293,105 295,560 209,841 65,195
Transamerica Equity - Initial Class(7) Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	14.305 12.479 10.955 8.487 10.000	$ $ $ $ $	15.298 14.305 12.479 10.955 8.487	2,428,769 1,327,161 1,607,132 910,375 465,953
Transamerica Growth Opportunities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$ $ $ $ $	13.331 11.660 10.165 7.876 10.000	$ $ $ $ $	13.783 13.331 11.660 10.165 7.876	738,611 662.068 688,804 329,858 93,609
Transamerica Money Market - Initial Class Subaccount Inception Date November 29, 1999	2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $	10.686 10.559 10.628 10.720 10.743 10.504 10.046 10.000	$ $ $ $ $ $ $ $	11.009 10.686 10.559 10.628 10.720 10.743 10.504 10.046	1,084,650 1,129,915 938,018 1,952,601 4,967,538 718,980 229,542 2,500
Transamerica Science and Technology - Initial Class(8) Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$ $ $ $ $ $ $	3.987 3.971 3.736 2.516 4.134 6.665 10.000	$ $ $ $ $ $ $	3.961 3.987 3.971 3.736 2.516 4.134 6.665	712,726 1,224,736 1,686,212 1,995,594 1,098,789 405,484 43,286
Transamerica Small/Mid Cap Value - Initial Class Subaccount Inception date October 1, 2004	2006 2005 2004	$ $ $	12.261 10.976 10.000	$ $ $	14.238 12.261 10.976	510,959 507,200 156,784

74

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica U.S. Government Securities - Initial Class Subaccount Inception Date May 1, 2002	2006 2005 2004 2003 2002	$10.773 $10.713 $10.544 $10.412 $10.000	$10.944 $10.773 $10.713 $10.544 $10.412	179,429 234,728 273,743 324,709 228,606
Transamerica Value Balanced - Initial Class Subaccount Inception Date January 3, 1995	2006 2005 2004 2003 2002 2001 2000 1999	$13.097 $12.491 $11.549 $9.771 $11.527 $11.440 $9.907 $10.000	$14.851 $13.097 $12.491 $11.549 $9.771 $11.527 $11.440 $9.907	785,420 895,385 1,057,480 610,166 486,783 146,750 21,737 2,500
Van Kampen Mid-Cap Growth - Initial Class Subaccount Inception Date November 29, 1999	2006 2005 2004 2003 2002 2001 2000 1999	$6.386 $6.036 $5.727 $4.543 $6.901 $10.507 $12.108 $10.000	$6.904 $6.386 $6.036 $5.727 $4.543 $6.901 $10.507 $12.108	849,549 945,968 1,092,270 1,191,164 1,006,806 640,021 399,932 2,500
ProFund VP Bull Subaccount Inception Date June 12, 2006	2006	$10.000	$11.405	70,389
ProFund VP Money Market Subaccount Inception Date June 12, 2006	2006	$10.000	$10.130	25,311
ProFund VP OTC Subaccount Inception Date June 12, 2006	2006	$10.000	$11.385	7,542
ProFund VP Short Small Cap Subaccount Inception Date June 12, 2006	2006	$10.000	$8.774	3,824
ProFund VP Small-Cap Subaccount Inception Date June 12, 2006	2006	$10.000	$11.199	34,400
Fidelity VIP – Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$11.714 $10.209 $9.013 $7.148 $8.039 $9.337 $10.000	$12.841 $11.714 $10.209 $9.013 $7.148 $8.039 $9.337	607,942 795,035 596,225 559,326 372,631 75,791 43,831
Fidelity VIP – Equity-Income Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$12.072 $11.625 $10.625 $8.307 $10.194 $10.935 $10.000	$14.242 $12.072 $11.625 $10.625 $8.307 $10.194 $10.935	399,323 395,346 511,832 565,297 458,566 120,903 10,866
Fidelity VIP – Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2006 2005 2004 2003 2002 2001 2000	$7.852 $7.345 $6.986 $5.488 $7.154 $8.521 $10.000	$8.119 $7.852 $7.345 $6.986 $5.488 $7.154 $8.521	136,561 138,242 160,002 173,118 157,358 40,077 15,086

(1)	Formerly known as Mercury Large Cap Value.
(2)	Formerly known as Federated Growth & Income.
(3)	Formerly known as AEGON Bond.
(4)	Formerly known as Salomon All Cap.
(5)	Formerly known as American Century International.
(6)	Formerly known as Templeton Great Companies Global.
(7)	Janus Growth and Great Companies – AmericaSM merged into Transamerica Equity. Transamerica Equity is the surviving fund.
(8)	Formerly known as Great Companies - TechnologySM.

75

STATEMENT OF ADDITIONAL INFORMATION

WRL FREEDOM ENHANCER®

VARIABLE ANNUITY

Issued through

WRL SERIES ANNUITY ACCOUNT

Offered by

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

This Statement of Additional Information (“SAI”) expands upon subjects discussed in the current prospectus for the WRL Freedom Enhancer® variable annuity, formerly known as WRL Freedom Enhancer® II, offered by Western Reserve Life Assurance Co. of Ohio. You may obtain a copy of the prospectus dated May 1, 2007, by calling 1-800-851-9777 (Monday – Friday 8:30 a.m. – 7:00 p.m. Eastern Time), by writing to Western Reserve Life, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001 or by visiting our website at www.westernreserve.com. The prospectus sets forth information that a prospective investor should know before investing in a Contract. Terms used in the current prospectus for the Contract are incorporated in this SAI.

This SAI is not a prospectus and should be read only in conjunction with the prospectus for the Contract and with the prospectuses for the funds.

Dated: May 1, 2007

AG09401-5/2007

2

DEFINITIONS OF SPECIAL TERMS

accumulation period	The period between the Contract date and the maturity date while the Contract is in force.

accumulation unit value	An accounting unit of measure we use to calculate subaccount values during the accumulation period.

administrative office	Our administrative office phone number is 1-800-851-9777.

age	The issue age is the annuitant's age on his/her birthday immediately preceding the Contract date. Attained age is the issue age plus the number of completed Contract years. When we use the term “age” in this SAI, it has the same meaning as “attained age” in the Contract.

annuitant	The person you named in the application (or later changed), to receive annuity payments. The annuitant may be changed as provided in the Contract’s death benefit provisions and annuity provision.

annuity unit value	An accounting unit of measure we use to calculate annuity payments from the subaccounts after the maturity date.

annuity value	The sum of the separate account value and the fixed account value at the end of any valuation period.

beneficiary(ies)	The person(s) you elect to receive the death benefit proceeds under the Contract.

cash value	The annuity value less any applicable premium taxes, any surrender charge, any loans and unpaid interest, the annual Contract charge, and any rider charges.

Code	The Internal Revenue Code of 1986, as amended.

Contract anniversary	The same day in each succeeding year as the Contract date. If there is no day in a calendar year which coincides with the Contract date, the Contract anniversary will be the first day of the next month.

Contract date	Generally, the later of the date on which the initial premium payment is received, or the date that the properly completed application is received, at Western Reserve’s administrative office. We measure Monthiversaries, Contract years, Contract months and Contract anniversaries from the Contract date.

death benefit proceeds	If an owner who is the annuitant dies during the accumulation period, the death benefit proceeds are the amount, if any, payable under the death benefit described in your Contract and in any optional death benefit rider that you purchased.

death claim day	Any day after the death report day on which we receive a beneficiary’s completed election form regarding payment of his/her portion of the death benefit proceeds that are payable upon the death of an owner who is the annuitant.

death report day	The valuation date on which we have received both proof of death of an owner who is the annuitant and the beneficiary’s election regarding payment. If the spouse of the deceased owner/annuitant continues (if a joint owner) or elects to continue (if sole beneficiary) the Contract, there are two death report days (one relating to the death of the first owner/annuitant to die; the second relating to the death of the spouse who continues the Contract). If there is no spousal continuation of the Contract, then there is only one death report day for the Contract. If there are multiple beneficiaries, the

3

death report day is the earliest date on which we receive both proof of death and any beneficiary’s completed election form.

fixed account	An investment option to which you can direct your money under the Contract, other than the separate account. It provides a guarantee of principal and interest. The assets supporting the fixed account are held in the general account. The fixed account is not available in all states.

fixed account value	During the accumulation period, your Contract’s value in the fixed account.

funds	Investment companies which are registered with the U.S. Securities and Exchange Commission. The Contract allows you to invest in the portfolios of the funds through our subaccounts. We reserve the right to add portfolios of other registered investment companies as investment choices under the Contract in the future.

in force	Condition under which the Contract is active and an owner is entitled to exercise all rights under the Contract.

maturity date	The date on which the accumulation period ends and annuity payments begin. The latest maturity date is the annuitant’s 95th birthday. For Contracts issued in conjunction with Net Income Makeup Charitable Remainder Unitrusts, the latest maturity date is the annuitant’s 100th birthday.

Monthiversary	The same day in the month as the Contract date. When there is no date in a calendar month that coincides with the Contract date, the Monthiversary is the first day of the next month.

NYSE	New York Stock Exchange.

nonqualified Contracts	Contracts issued other than in connection with retirement plans.

owner (you, your)	The person(s) entitled to exercise all rights under the Contract. The annuitant is an owner unless the application states otherwise, or unless a change of ownership is made at a later time. Joint owners may be named, provided the joint owners are husband and wife. Joint ownership is not available in all states.

portfolio	A separate investment portfolio of a fund.

premium enhancement	Amounts we add to your annuity value. Premium enhancements are not considered premiums.

premium payments/ premium

Amounts paid by an owner or on an owner’s behalf to Western Reserve as consideration for the benefits provided by the Contract. When we use the term “premium payment” or “premium” in this SAI, it has the same meaning as “net premium” in the Contract, which means the premium payment less any applicable premium taxes.

qualified Contracts	Contracts issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

separate account	WRL Series Annuity Account, a unit investment trust consisting of subaccounts. Each subaccount of the separate account invests solely in shares of a corresponding portfolio of a fund.

4

separate account value	During the accumulation period, your Contract’s value in the separate account, which equals the sum of the values in each subaccount.

subaccount	A subdivision of the separate account that invests exclusively in the shares of a specified portfolio and supports the Contracts. Subaccounts corresponding to each portfolio hold assets under the Contract during the accumulation period. Other subaccounts corresponding to each portfolio will hold assets after the maturity date if you select a variable annuity payment option.

surrender	The termination of a Contract at the option of an owner.

valuation date/ business day

Each day on which the NYSE is open for trading, except when a subaccount’s corresponding portfolio does not value its shares. Western Reserve is open for business on each day that the NYSE is open. When we use the term “business day,” it has the same meaning as valuation date.

valuation period	The period of time over which we determine the change in the value of the subaccounts in order to price accumulation units and annuity units. Each valuation period begins at the close of normal trading on the NYSE (currently 4:00 p.m. Eastern Time on each valuation date) and ends at the close of normal trading of the NYSE on the next valuation date.

Western Reserve (we, us, our)	Western Reserve Life Assurance Co. of Ohio.

5

In order to supplement the description in the prospectus, the following provides additional information about Western Reserve and the Contract, which may be of interest to a prospective purchaser.

THE CONTRACT—GENERAL PROVISIONS

Owner

The Contract shall belong to the owner upon issuance of the Contract after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the Contract; (2) surrender the Contract; (3) amend or modify the Contract with Western Reserve’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the Contract. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of an owner’s spouse in a community or marital property state.

A joint owner may only be a spouse and may be named in the Contract application or in a written notice to our administrative office. The surviving joint owner will become the sole owner upon the other joint owner’s death. If the surviving joint owner dies before the annuitant, the surviving joint owner’s estate will become the owner, if no beneficiary is named and alive. However, if a beneficiary is named and alive, the beneficiary will receive the cash value.

An owner may change the ownership of the Contract in a written notice to our administrative office. When this change takes effect, all rights of ownership in the Contract will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will take effect as of the date Western Reserve accepts the written notice at our administrative office. We assume no liability for any payments made, or actions taken before a change is accepted, and shall not be responsible for the validity or effect of any change of ownership. Changing an owner cancels any prior choice of owner, but does not change the designation of the beneficiary or the annuitant.

Entire Contract

The Contract and any endorsements thereon and the Contract application constitute the entire contract between Western Reserve and the owner. All statements in the application are representations and not warranties. No statement will cause the Contract to be void or to be used in defense of a claim unless contained in the application.

Misstatement of Age or Gender

If the age or gender of the annuitant has been misstated, Western Reserve will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or gender. The dollar amount of any underpayment Western Reserve makes shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Western Reserve due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant may be established at any time by the submission of proof Western Reserve finds satisfactory.

Addition, Deletion, or Substitution of Investments

We reserve the right, subject to compliance with applicable law, to add, remove or combine subaccounts, and substitute the shares that are held by the separate account for shares of another portfolio, at our discretion. We reserve the right to eliminate the shares of any portfolios of a fund and to substitute shares of another portfolio of a fund (or of another open-end registered investment company) if the shares of a portfolio are no longer available for investment or, if in our judgment further investment in any portfolio should become inappropriate in view of the purposes of the separate account. We will not, however, substitute shares attributable to an owner’s interest in a subaccount without notice to, and prior approval of, the Securities and Exchange Commission (the “SEC”) to the extent required by the Investment Company Act of 1940, as amended (the “1940 Act”), or other applicable law.

6

We also reserve the right to establish additional subaccounts, each of which would invest in a new portfolio of a fund, or in shares of another investment company, with a specified investment objective. New subaccounts may be established when, in the sole discretion of Western Reserve, marketing, tax, investment or other conditions warrant, and any new subaccounts will be made available to existing owners on a basis to be determined by Western Reserve. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant. In the event any subaccount is eliminated, Western Reserve will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Western Reserve will reinvest the amounts in the subaccount that invests in the Transamerica Money Market Portfolio (or in a similar portfolio of money market instruments). If a portfolio of money market instruments is unavailable, Western Reserve will reinvest the amounts, in another subaccount, or in the fixed account, if appropriate.

Similarly, Western Reserve will close a subaccount to new investment (either transfers or premium payments) if the corresponding portfolio closes to new investments. Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation be invested in the subaccount that invests in the Transamerica Money Market Fund (or in a similar portfolio of money market instruments). If a portfolio of money market instruments is unavailable, Western Reserve will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, we may make such changes in the Contracts and other annuity contracts as may be necessary or appropriate to reflect such substitution or change. If deemed by us to be in the best interests of persons having voting rights under the Contracts, the separate account may be operated as a management company under the 1940 Act, or subject to any required approval, it may be deregistered under the 1940 Act in the event such registration is no longer required.

We reserve the right to change the investment objective of any subaccount. Additionally, if required by law or regulation, we will not materially change an investment objective of the separate account or of a portfolio designated for a subaccount unless a statement of change is filed with and approved by the appropriate insurance official of the state of Western Reserve’s domicile, or deemed approved in accordance with such law or regulation.

Annuity Payment Options

During the lifetime of the annuitant and prior to the maturity date, the owner may choose an annuity payment option or change the election. If no election is made prior to the maturity date, annuity payments will be made under Payment Option D as Variable Life Income with 10 years of guaranteed payments.

Thirty days prior to the maturity date, we will mail to the owner a notice and a form upon which the owner can select allocation options for the annuity proceeds as of the maturity date. We reserve the right to limit transfers to once per year after the maturity date. If a variable annuity payment option is chosen, the owner must include in the written notice the subaccount allocation of the annuity proceeds as of the maturity date. If we do not receive that form or other written notice acceptable to us prior to the maturity date, the Contract’s existing allocation options will remain in effect. The owner may also, prior to the maturity date, select or change the frequency of annuity payments, which may be monthly, quarterly, semi-annually or annually, provided that the annuity payment option and payment frequency provides for payments of at least $20 per period. If none of these is possible, a lump sum payment will be made.

Determination of the First Variable or Fixed Payment. The amount of the first variable or fixed annuity payment is determined by multiplying the annuity proceeds times the appropriate rate for the annuity option selected. The rates are based on the Society of Actuaries “Annuity 2000” (male, female, and unisex if required by law) Mortality Table with projection Scale G, and variable rates are based on a 5% effective annual assumed investment. Neither expenses actually incurred, other than taxes on the investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments after such payments have commenced.

7

The amount of the first annuity payment depends upon the gender (if consideration of gender is allowed under state law) and adjusted age of the annuitant. The adjusted age is the annuitant’s actual age nearest birthday, at the maturity date, adjusted as follows:

Maturity Date	Adjusted Age
Before 2010	Actual Age
2010-2019	Actual Age minus 1
2020-2026	Actual Age minus 2
2027-2033	Actual Age minus 3
2034-2040	Actual Age minus 4
After 2040	As determined by Western Reserve

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. The amount of variable annuity payments after the first will increase or decrease according to the annuity unit value which reflects the investment experience of the selected subaccount(s). Each variable annuity payment after the first will be equal to the number of units attributable to the Contract in each selected subaccount multiplied by the annuity unit value of that subaccount on the date the payment is processed. The number of such units is determined by dividing the first payment allocated to that subaccount by the annuity unit value of that subaccount on the date the first annuity payment is processed.

Death Benefit

The discussion and the first set of examples below assume the Additional Earnings Rider is not included in the Contract.

Adjusted Partial Surrender. A partial surrender will reduce the amount of your death benefit proceeds by an amount called the adjusted partial surrender. The reduction depends on the relationship between the death benefit proceeds and annuity value. The adjusted partial surrender is the amount of a partial surrender times the ratio of [(a) divided by (b)] where:

(a) is the amount of the death benefit proceeds prior to the partial surrender; and

(b) is the annuity value prior to the partial surrender.

The following examples describe the effect of surrender on the death benefit proceeds, and annuity value.

EXAMPLE 1 (Assumed Facts for Example)
$75,000	current death benefit proceeds before surrender
$50,000	current annuity value before surrender
$75,000	current death benefit (larger of annuity value and death benefit proceeds)
6%	current surrender charge percentage
$15,000	requested partial surrender
$10,000	surrender charge-free amount
$5,000	excess partial surrender–EPS (amount subject to surrender charge)
$319.15	surrender charge on EPS = 0.06*(5,319.15)
$5,319.15	reduction in annuity value due to excess partial surrender = 5,000 + 319.15
$22,978.73	adjusted partial surrender = $15,319.15* (75,000/50,000)
$52,021.27	new death benefit proceeds (after partial surrender) = 75,000 – 22,978.73
$34,680.85	new annuity value (after partial surrender) = 50,000 – 10,000 - 5,319.15

8

Summary:

Reduction in death benefit proceeds	= $22,978.73
Reduction in annuity value	=$15,319.15

NOTE: The amount of death benefit proceeds is reduced more than the annuity value since the amount of death benefit proceeds was greater than the annuity value just prior to the partial surrender.

EXAMPLE 2 (Assumed Facts for Example)
$50,000	current death benefit proceeds before surrender
$75,000	current annuity value before partial surrender
$75,000	current death benefit (larger of annuity value and death benefit proceeds)
6%	current surrender charge percentage
$15,000	requested partial surrender
$11,250	surrender charge-free amount
$3,750	excess partial surrender–EPS (amount subject to surrender charge)
$239.36	surrender charge on EPS less EIA = 0.06* (3,989.36)
$3,989.36	reduction in annuity value due to EPS = 3,750 + 239.36
$15,239.36	adjusted partial surrender = $15,239.36* (75,000/75,000)
$34,760.64	new death benefit proceeds (after partial surrender) = 50,000 -15,239.36
$59,760.64	new annuity value (after partial surrender) = 75,000 -11,250 - 3,989.36

Summary:

Reduction in death benefit proceeds	= $15,239.36
Reduction in annuity value	=$15,239.36

NOTE: The death benefit proceeds and annuity value are reduced by the same amount since the annuity value was higher than the death benefit proceeds just prior to the partial surrender.

Additional Earnings Rider. The following examples illustrate the additional death benefit payable under the Additional Earnings Rider, as well as the effect of a partial surrender on the Additional Earnings Rider Amount.

EXAMPLE 1 Basic Additional Earnings Rider Example, with no additional premiums or partial surrenders (Assumed Facts for Example)
At Rider Issue	60	Rider Issue Age
	40%	Additional Earnings Factor (AEF)
	250%	Rider Earnings Limit (REL)
	$1,000,000	Maximum Rider Benefit (MRB)
	$40,000.00	Rider Base at issue (RBI) (equal to the greater of the death benefit proceeds on the Rider Date or the Annuity Value on that date)

At Death	$75,000.00	Death Benefit Proceeds (DBP)
	$35,000.00	Rider Earnings (RE) = DBP – RBI = 75,000 – 40,000
	$14,000.00	Additional Earnings Rider Amount = lesser of a) RE * AEF = 35,000 * 40% = 14,000 or b) REL * RBI * AEF = 250% * 40,000 * 40% = 40,000 or c) MRB = 1,000,000.

9

EXAMPLE 2 Additional Earnings Rider Example, showing the effect of a partial surrender (Assumed Facts for Example)
At Rider Issue	60	Rider Issue Age
	40%	Additional Earnings Factor (AEF)
	250%	Rider Earnings Limit (REL)
	$1,000,000	Maximum Rider Benefit (MRB)
	$40,000.00	Rider Base at issue (RBI) (equal to the greater of the death benefit proceeds on the Rider Date or the Annuity Value on that date)

At Partial Surrender	$50,000.00	Annuity Value before partial surrender (AV)
	$15,000.00	Partial Surrender (PS) (including surrender charges)
	$12,000.00	Withdrawal Adjustment to Base (WAB) = PS * RBI / AV = 15,000 * 40,000 / 50,000
	$28,000.00	Rider Base after partial surrender (RB) = RBI – WAB = 40,000 – 12,000

At Death	$70,000.00	Death Benefit Proceeds (DBP)
	$42,000.00	Rider Earnings (RE) = DBP – RB = 70,000 – 28,000
	$16,800.00	Additional Earnings Rider Amount = lesser of a) RE * AEF = 42,000 * 40% = 16,800 or b) REL * RB * AEF = 250% * 28,000 * 40% = 28,000 or c) MRB = 1,000,000.

Death of Owner. Federal tax law requires that if any owner (including any surviving joint owner who has become a current owner) dies before the maturity date, then the entire value of the Contract must generally be distributed within five years of the date of death of such owner. Special rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) an owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the maturity date. See Certain Federal Income Tax Consequences of this SAI for a detailed description of these rules. Other rules may apply to qualified Contracts.

If an owner (or a surviving joint owner) is not the annuitant and dies before the annuitant:

•	if no beneficiary is named and alive on the death report day, the owner’s estate will become the new owner. The cash value must be distributed within five years of the former owner’s death;
•	if the sole beneficiary is alive and is the owner’s spouse, the Contract will continue with the spouse as the new owner; or
•	if the beneficiary is alive and is not the owner’s spouse, the beneficiary will become the new owner. The cash value must be distributed either:
•	within five years of the former owner’s death; or
•	over the lifetime of the new owner, if a natural person, with payments beginning within one year of the former owner’s death; or
•

over a period that does not exceed the life expectancy (as defined by the Code and regulations adopted under the Code) of the new owner, if a natural person, with payments beginning within one year of the former owner’s death.

To determine payments, we may use the “account-based” method under which we recalculate the amount of the payment each year by dividing the remaining unpaid proceeds by the beneficiary’s current life expectancy, with payments beginning with one year of the deceased owner’s death.

Death of Annuitant. Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. Upon receipt of this proof and an election of a method of settlement and return of the Contract, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options unless a settlement agreement is effective at an owner’s death preventing such election.

10

If the annuitant who is not an owner dies during the accumulation period and an owner is a natural person other than the annuitant, the owner will automatically become the annuitant and this Contract will continue. In the event of joint owners, the younger joint owner will automatically become the new annuitant and this Contract will continue. If the annuitant dies during the accumulation period and an owner is either (1) the same individual as the annuitant; or (2) other than a natural person, then the death benefit proceeds are payable to the beneficiary in a lump sum distribution.

Assuming no joint owners, if the annuitant who is an owner dies before the maturity date, and the sole beneficiary is not the deceased annuitant’s spouse who elects to continue the Contract, (1) the death benefit must be distributed within five years of the date of the annuitant/deceased owner’s death, or (2) payments must begin no later than one year after the annuitant/deceased owner’s death and must be made (i) for the beneficiary’s lifetime or (ii) for a period certain (so long as any certain period does not exceed the beneficiary’s life expectancy). Payments may be made in accordance with the “account-based” method under which we recalculate the amount of the payment each year by dividing the remaining unpaid proceeds by the beneficiary’s current life expectancy, with payments beginning within one year of the deceased owner’s death. Death benefit proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the annuitant/deceased owner’s death. If the sole beneficiary is the annuitant/deceased owner’s surviving spouse, such spouse may elect to continue the Contract as the new annuitant and owner instead of receiving the death benefit. (See Certain Federal Income Tax Consequences.) We will increase the annuity value as of the death report day to equal the amount of the death benefit proceeds as of the death report day.

If a beneficiary or joint owner elects to receive the death benefit proceeds under alternate payment option (1) or (2)(ii) above, then we will: (a) allow partial surrenders and transfers among the subaccounts and the fixed account; (b) deduct the transfer fee from each transfer after the first 12 transfers during the Contract year; (c) deduct the annual Contract charge each Contract year; and (d) not permit payment of the death benefit proceeds under the annuity provisions of the Contract upon complete distribution.

The beneficiary may name a new beneficiary for payment of the death benefit proceeds during the distribution period. If the beneficiary dies during the distribution period, we will pay the remaining value of the Contract first to the new beneficiary. If no new beneficiary is named, such payment will be made to the contingent beneficiary if named by the owner. If no new beneficiary or contingent beneficiary is named, such payment will be made to the beneficiary’s estate.

If there are joint owners, the annuitant is not an owner, and the one joint owner dies prior to the maturity date, the surviving joint owner as sole owner may surrender the Contract at any time for the Contract’s cash value.

Beneficiary. The beneficiary designation in the application will remain in effect until changed. An owner may change the designated beneficiary(ies) during the annuitant’s lifetime by sending written notice to us at our administrative office. A beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, an owner may then designate a new beneficiary.) The change will take effect as of the date an owner signs the written notice. We will not be liable for any payment made before the written notice is received at our administrative office. Unless we receive written notice from an owner to the contrary, no beneficiary may assign any payments under the Contract before such payments are due. To the extent permitted by law, no payments under the Contract will be subject to the claims of any beneficiary’s creditors.

Assignment

During the annuitant’s lifetime and prior to the maturity date (subject to any irrevocable beneficiary’s rights) the owner may assign any rights or benefits provided by a nonqualified Contract. The assignment of a Contract will be treated as a distribution of the annuity value for federal tax purposes. Any assignment must be made in writing and accepted by us. An assignment will be effective as of the date the request is received at our administrative office and is accepted by us. We assume no liability for any payments made or actions taken before a change is accepted and shall not be responsible for the validity or effect of any assignment.

11

With regard to qualified Contracts, any assignment may be subject to restrictions, penalties, taxation as a distribution, or even prohibition under the Code, and must be permitted under the terms of the underlying retirement plan.

Proof of Age, Gender and Survival

We may require proper proof of age and gender of any annuitant or joint annuitant prior to making the first annuity payment. Prior to making any payment, we may require proper proof that the annuitant or joint annuitant is alive and legally qualified to receive such payment. If required by law to ignore differences in gender of any payee, annuity payments will be determined using unisex rates.

Non-Participating

The Contract will not share in Western Reserve’s surplus earnings; no dividends will be paid.

Employee and Agent Purchases

The Contract may be acquired by an employee or registered representative of any broker/dealer authorized to sell the Contract or by their spouse or minor children, or by an officer, director, trustee or bona fide full-time employee of Western Reserve or its affiliated companies or their spouse or minor children. In such a case, we may credit an amount equal to a percentage of each premium payment to the Contract due to lower acquisition costs we experience on those purchases. We may offer, in our discretion, certain employer sponsored savings plans, reduced or waived fees and charges including, but not limited to, the surrender charge and the annual Contract charge, for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the Contract or reductions in these fees and charges will not be unfairly discriminatory against any owner.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Contract

Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under section 817(h) (Treas. Reg. § 1.817-5) apply a diversification requirement to each of the subaccounts of the separate account. The separate account, through the funds and their portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Western Reserve’s qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject

12

to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the Contracts from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner’s date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner’s death occurs prior to the maturity date, and such owner’s surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are withdrawn or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser.

Withholding. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified Contracts, “eligible rollover distributions” from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA.

Qualified Contracts. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type

13

of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA) distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax advisor.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity (“IRA”) under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total premium payments for any tax year on behalf of any individual may not exceed $4,000 for 2007 ($5,000 if age 50 or older by the end of 2007), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; (vii) the entire interest of the owner is non-forfeitable, and (viii) premiums must not be fixed. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $114,000 for single filers, $166,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $4,000 for 2007 ($5,000 if age 50 or older by the end of 2007). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with

14

the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same.

Section 403(b) Plans. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the premium payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension, Profit Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the premium payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

Taxation of Western Reserve

Western Reserve at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to the separate account.

INVESTMENT EXPERIENCE

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of a fund less any applicable charges or fees.

15

Upon allocation to the selected subaccount of the separate account, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:
(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
(3)	a per share credit or charge for any taxes determined by WRL to have resulted during the valuation period from the investment operations of the subaccount;
(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Separate Account Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor =	(A + B - C) - E
D

Where:

A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
Assume A = $11.57

B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0

D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
Assume D = $11.40

E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees. Assume E totals 1.80% on an annual basis; on a daily basis, this equals ..000048878.

Then, the net investment factor =	($11.57 + 0 - 0) - .000048878 = Z = 1.014863403
($11.40)

16

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where:

A =	The accumulation unit value for the immediately preceding valuation period.
Assume = $X

B =	The net investment factor for the current valuation period.
Assume = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount (that is, the portfolio performance minus subaccount fees and charges including the separate account annuitization charge that will equal an annual rate of 1.40%) exceeds the assumed interest rate of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the assumed rate. The value of a variable annuity unit in each subaccount was established at $10.00 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for that subaccount on the immediately preceding business day;
(b)	is the net investment factor for that subaccount for the valuation period; and
(c)	is the investment return adjustment factor for the valuation period.

The investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the Contract used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a portfolio share held in that subaccount determined at the end of the current valuation period; plus
(2)	the per share amount of any dividend or capital gain distributions made by the portfolio for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
(3)	a per share charge or credit for any taxes reserved for which we determine to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a portfolio share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the separate account annuitization charge. This factor is equal, on an annual basis, to 1.40% of the daily net asset value of a portfolio share held in that subaccount.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the gender and adjusted age of the annuitant at the maturity date. See Annuity Payment Options -- Determination of the First Variable and Fixed Payment which contains a table for determining the adjusted age of the annuitant.

17

Illustration of Calculations for Annuity Unit Value

and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity unit value = ABC

Where: A =	Annuity unit value for the immediately preceding valuation period.
	Assume	= $X

B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.
	Assume	= Y

C =	A factor to neutralize the assumed interest rate of 5% built into the annuity tables used.
	Assume	= Z

Then, the annuity unit value is:        $ XYZ = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment =	AB
$1,000

Where: A =	The annuity value as of the maturity date.
	Assume	= $	X

B =	The annuity purchase rate per $1,000 based upon the option selected, the gender and adjusted age of the annuitant according to the tables contained in the Contract.
	Assume	= $	Y

Then, the first monthly variable annuity payment	= $XY = $Z
1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units =	A
B

Where: A =	The dollar amount of the first monthly variable annuity payment.
	Assume	= $X

B =	The annuity unit value for the valuation date on which the first monthly payment is due.
	Assume	= $Y

Then, the number of annuity units =	$X = Z
$Y

18

HISTORICAL PERFORMANCE DATA

Money Market Yields

Yield – The yield quotation set forth in the prospectus for the Transamerica Money Market subaccount is for the seven days ended on the date of the most recent balance sheet of the separate account included in the registration statement, and is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one unit in the Transamerica Money Market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

Effective Yield – The effective yield quotation for the Transamerica Money Market subaccount set forth in the prospectus is for the seven days ended on the date of the most recent balance sheet of the separate account included in the registration statement. The effective yield is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing subaccount having a balance of one unit in the Transamerica Money Market subaccount at the beginning of the period. A hypothetical charge, reflecting deductions from owner accounts, is subtracted from the balance. The difference is divided by the value of the subaccount at the beginning of the base period to obtain the base period return, which is then compounded by adding 1. Next, the sum is raised to a power equal to 365 divided by 7, and 1 is subtracted from the result. The following formula describes the computation:

EFFECTIVE YIELD = ({BASE PERIOD RETURN + 1} 365/7) – 1

The effective yield is shown at least to the nearest hundredth of one percent.

Hypothetical Charge – For purposes of the yield and effective yield computations, the hypothetical charge reflects all fees and charges that are charged to all owner accounts in proportion to the length of the base period. Such fees and charges include the $30 annual Contract charge, calculated on the basis of an average Contract size of $34,425, which translates into a charge of 0.09% of the separate account value. The yield and effective yield quotations do not reflect any deduction for premium taxes or transfer charges that may be applicable to a particular Contract, nor do they reflect the surrender charge that may be assessed at the time of surrender in an amount ranging up to 8% of the requested amount. The specific surrender charge percentage applicable to a particular surrender depends on the length of time premium payments have been held under the Contract and whether surrenders have been made previously during that Contract year. (See Section 5. Expenses—Surrender Charge of the prospectus.) No fees or sales charges are assessed upon annuitization under the Contracts, except premium taxes. Realized gains and losses from the sale of securities, and unrealized appreciation and depreciation of assets held by the Transamerica Money Market subaccount and the funds are excluded from the calculation of yield. The calculation of yield (which is based on the performance of the Initial Class of shares for the Transamerica Money Market portfolio of the Transamerica Series Fund that were held by the subaccount) has been adjusted to reflect the deduction of the 12b-1 fee for the Service Class shares of that portfolio.

The yield on amounts held in the Transamerica Money Market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Transamerica Money Market subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Transamerica Money Market, the types and quality of portfolio securities held by the Transamerica Money Market and its operating expenses.

19

Other Subaccount Yields

The yield quotations for all of the subaccounts, except the Transamerica Money Market subaccount, representing the accumulation period set forth in the prospectus is based on the 30-day period ended on the date of the most recent balance sheet of the separate account and are computed by dividing the net investment income per unit earned during the period by the maximum offering price per unit on the last date of the period, according to the following formula:

YIELD =	2[ (	a –b	+ 1)[6] -1]
cd

Where:	a =	net investment income earned during the period by the corresponding portfolio of a fund attributable to shares owned by the subaccount.
	b =	expenses accrued for the period (net of reimbursement).
	c =	the average daily number of units outstanding during the period.
	d =	the maximum offering price per unit on the last day of the period.

For purposes of the yield quotations for all of the subaccounts, except the Transamerica Money Market subaccount, the calculations take into account all fees that are charged to all owner accounts during the accumulation period. Such fees include the $30 annual Contract charge, calculated on the basis of an average Contract size of $34,425, which translates into a charge of 0.09%. The calculations do not take into account any premium taxes or any transfer or surrender charges. The calculation of yield (which is based on the performance of the Initial Class of shares for the JPMorgan Core Bond portfolio of the Transamerica Series Fund that were held by the subaccount) has been adjusted to reflect the deduction of the 12b-1 fee for the Service Class shares of that portfolio.

Premium taxes currently range from 0% to 3.5% of premium payments depending upon the jurisdiction in which the Contract is delivered. A surrender charge may be assessed at the time of surrender in an amount ranging up to 8% of the requested amount, with the specific percentage applicable to a particular surrender depending on the length of time premium payments were held under the Contract, and whether surrenders had been made previously during that Contract year. (See Section 5. Expenses—Surrender Charge of the prospectus.)

The yield on amounts held in the subaccounts of the separate account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount’s actual yield is affected by the types and quality of its investments and its operating expenses.

Total Returns

The total return quotations set forth in the prospectus for all subaccounts, except the Transamerica Money Market subaccount, holding assets for the Contracts during the accumulation period are average annual total return quotations for the one, five, and ten-year periods (or, while a subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the separate account, and for the period from the date any subaccount investing in an underlying portfolio commenced operations until the aforesaid date. The quotations are computed by determining the average annual compounded rates of return over the relevant periods that would equal the initial amount invested to the ending redeemable value, adjusted to reflect current subaccount charges, and the crediting of the premium enhancement to the initial premium payment, according to the following formula:

P(1 + T)n = ERV

Where:	P	=	a hypothetical initial payment of $1,000
	T	=	average annual total return
	n	=	number of years
	ERV	=	ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period.

For purposes of the total return quotations for all of the subaccounts, except the Transamerica Money Market subaccount, the calculations take into account all current fees that are charged under the Contract to all owner

20

accounts during the accumulation period, except the 0.35% for the optional Additional Earnings Rider, and the crediting of the premium enhancement to the initial premium payment. Such fees include the mortality and expense risk charge, the administrative charge and the $30 annual Contract charge, calculated on the basis of an average Contract size of $34,425, which translates into a charge of 0.09%. (The calculations may also reflect the mortality and expense risk charge for the annual step-up death benefit rider.) The calculations also assume a complete surrender as of the end of the particular period; therefore, the surrender charge is deducted. The calculations do not reflect any deduction for premium taxes or any transfer charge that may be applicable to a particular Contract. In addition, the standardized average annual total returns of the WRL subaccounts reflect the performance of the Initial Class of shares for each underlying portfolios for the period from the Subaccount Inception Date to December 31, 2006, adjusted to deduct the 12b-1 fee for the Service Class shares of 0.25%.

Other Performance Data

We may present the total return data stated in the prospectus on a non-standardized basis. This means that the data will not be increased by any premium enhancement or reduced by the surrender charge under the Contract and that the data may be presented for different time periods and for different premium payment amounts. Non-standardized performance data will only be disclosed if standardized performance data for the required periods is also disclosed.

We may also disclose cumulative total returns and average annual compound rates of return (T) for the subaccounts based on the inception date of the subaccounts investing in the underlying portfolios. We calculate cumulative total returns according to the following formula:

(1 + T)n - 1

Where:	T and n are the same values as above

In addition, we may present historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

For instance, we may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the Contract, as if the Contract had been in existence. Such fees and charges include the mortality and expense risk charge of 1.00% (for Contract VA25, 1.25%) (1.40% if the annual step-up death benefit rider is added), the administrative charge of 0.40% and the $30 annual Contract charge (based on an average Contract size of $34,425, the annual Contract charge translates into a charge of 0.09%). Such data may or may not assume a complete surrender of the Contract at the end of the period. The charge for the optional Additional Earnings Rider of 0.35% of annuity value will not be deducted.

Advertising and Sales Literature

From time to time we may refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize winning economist Harry Markowitz. The basic assumptions of Modern Portfolio Theory are: (1) the selection of individual investments has little impact on portfolio performance, (2) market timing strategies seldom work, (3) markets are efficient, and (4) portfolio selection should be made among asset classes. Modern Portfolio Theory allows an investor to determine an efficient portfolio selection that may provide a higher return with the same risk or the same return with lower risk.

When presenting the asset allocation process we may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. We may classify investors into four categories based on their risk tolerance and will quote various industry experts on which types of investments are best suited to each of the four risk categories. The industry experts quoted may include Ibbotson Associates, CDA Investment Technologies, Lipper Analytical Services and any other expert which has been deemed by us to be appropriate. We may also provide an historical overview of the performance of a variety of investment market indices, the performance of these indices over time, and the performance of different asset

21

classes, such as stocks, bonds, cash equivalents, etc. We may also discuss investment volatility including the range of returns for different asset classes and over different time horizons, and the correlation between the returns of different asset classes. We may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, we may describe various investment strategies and methods of implementation, the periodic rebalancing of diversified portfolios, the use of dollar cost averaging techniques, a comparison of the tax impact of premium payments made on a “before tax” basis through a tax-qualified plan with those made on an “after tax” basis outside of a tax-qualified plan, and a comparison of tax-deferred versus non tax-deferred accumulation of premium payments.

As described in the prospectus, in general, an owner is not taxed on increases in value under a Contract until a distribution is made under the Contract. As a result, the Contract will benefit from tax deferral during the accumulation period, as the annuity value may grow more rapidly than under a comparable investment where certain increases in value are taxed on a current basis. From time to time, we may use narrative, numerical or graphic examples to show hypothetical benefits of tax deferral in advertising and sales literature.

PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company’s financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its subaccounts, the funds or their portfolios, or to their performance.

ADMINISTRATION

Western Reserve performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of records concerning the Contracts, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Western Reserve. As presently required by the 1940 Act and regulations promulgated thereunder, Western Reserve will mail to all Contract owners at their last known address of record, at least annually, reports containing such information as may be required under the 1940 Act or by any other applicable law or regulation. Contract owners will also receive confirmation of each financial transaction including: premium payments, transfers, partial surrenders, and a complete surrender, and any other reports required by law or regulation.

DISTRIBUTION OF THE CONTRACTS

We currently offer the Contracts on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

TCI serves as principal underwriter for the Contracts. TCI’s home office is located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. TCI is an affiliate of Western Reserve and, like Western Reserve, is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of NASD, Inc. TCI is not a member of the Securities Investor Protection Corporation.

The Contracts are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. Sales representatives are appointed as our insurance agents.

During fiscal years 2006, 2005, and 2004, before TCI replaced our affiliate AFSG Securities Corporation (“AFSG”) as principal underwriter for the Contracts, the amounts paid to AFSG in connection with all Contracts sold through the separate account were $1,394,902, $2,282,518, and $24,900,243, respectively. AFSG passed through commissions it received to selling firms for their sales and did not retain any portion of them. We and our affiliates

22

provide paid-in capital to TCI (and provided paid-in capital toAFSG) and pay for TCI’s (and paid for AFSG’s) operating and other expenses, including overhead, legal and accounting fees.

We and/or TCI or ISI may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the Contracts in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the Contracts; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

OTHER PRODUCTS

Western Reserve makes other variable annuity contracts available that may also be funded through the separate account. These variable annuity contracts may have different features, such as different investment choices or charges.

CUSTODY OF ASSETS

WRL holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from WRL’s general account assets. WRL maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by WRL’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of WRL.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington, D.C. has provided legal advice to WRL relating to certain matters under the federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account at December 31, 2006 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Western Reserve at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

23

FINANCIAL STATEMENTS

The values of an owner’s interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Western Reserve’s financial statements, which are included in this SAI, should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

Financial statements for Western Reserve as of December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006 have been prepared on the basis of statutory accounting principles, rather than accounting principles generally accepted in the United States.

24

FINANCIAL STATEMENTS AND SCHEDULES– STATUTORY BASIS

Western Reserve Life Assurance Co. of Ohio

Years Ended December 31, 2006, 2005, and 2004

Western Reserve Life Assurance Co. of Ohio

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2006, 2005, and 2004

Report of Independent Registered Public Accounting Firm

The Board of Directors

Western Reserve Life Assurance Co. of Ohio

We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance Co. of Ohio (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2006 and 2005, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2006. Our audit also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statement of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2006 and 2005, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2006.

1

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2006 and 2005, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2006, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2006 Western Reserve Life Assurance Co. of Ohio changed its accounting for investments in certain low income housing tax credit properties. Also, as discussed in Note 2 to the financial statements, in 2005 Western Reserve Life Assurance Co. of Ohio changed its accounting for investment in subsidiary, controlled and affiliated entities as well as its accounting for transfers and servicing of financial assets and extinguishments of liabilities.

/s/ Ernst & Young LLP

March 13, 2007

2

Western Reserve Life Assurance Co. of Ohio

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2006	2005
Admitted assets
Cash and invested assets:
Bonds	$623,828	$681,735
Preferred stocks	4,796	—
Common stocks of affiliated entities (cost: 2006 - $19,901 and 2005 - $2,693)	23,000	49,448
Mortgage loans on real estate	25,548	18,035
Home office properties	39,428	40,276
Cash, cash equivalents and short-term investments	112,307	30,206
Policy loans	344,781	300,462
Other invested assets	11,993	14,227

Total cash and invested assets	1,185,681	1,134,389
Net deferred income tax asset	30,527	27,873
Premiums deferred and uncollected	5,027	5,161
Reinsurance receivable	3,235	4,888
Receivable from parent, subsidiaries and affiliates	31,579	—
Investment income due and accrued	6,941	7,620
Cash surrender value of life insurance policies	61,729	59,598
Other admitted assets	7,665	10,173
Separate account assets	10,196,130	9,448,013

Total admitted assets	$11,528,514	$10,697,715

3

	December 31
	2006	2005
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$986,405	$956,610
Annuity	636,572	692,848
Life policy and contract claim reserves	12,884	18,448
Liability for deposit-type contracts	16,456	21,104
Other policyholders’ funds	50	42
Remittances and items not allocated	10,526	12,068
Borrowed funds	18,885	6,439
Federal and foreign income taxes payable	9,508	3,069
Transfers to separate account due or accrued	(931,425)	(939,994)
Asset valuation reserve	5,858	12,885
Interest maintenance reserve	—	1,250
Funds held under coinsurance and other reinsurance treaties	16,095	17,603
Reinsurance in unauthorized companies	—	259
Payable to affiliates	41,262	19,293
Amounts incurred under modified coinsurance agreements	4,351	5,118
Payable for securities	865	—
Unearned investment income	9,589	8,701
Other liabilities	27,405	23,068
Separate account liabilities	10,196,130	9,447,455

Total liabilities	11,061,416	10,306,266
Capital and surplus:
Common stock, $1.00 par value, 3,000,000 shares authorized and 2,500,000 shares issued and outstanding	2,500	2,500
Paid-in surplus	151,781	152,185
Unassigned surplus	312,817	236,764

Total capital and surplus	467,098	391,449

Total liabilities and capital and surplus	$11,528,514	$10,697,715

See accompanying notes.

4

Western Reserve Life Assurance Co. of Ohio

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2006	2005	2004
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$582,936	$578,361	$573,363
Annuity	584,189	568,168	575,450
Net investment income	64,109	86,812	90,794
Amortization of interest maintenance reserve	(437)	45	705
Commissions and expense allowances on reinsurance ceded	9,385	3,383	1,224
Reserve adjustments on reinsurance ceded	8,451	(1,018)	(2,037)
Income from fees associated with investment management, administration and contract guarantees for separate accounts	128,081	114,078	99,953
Income earned on company owned life insurance	2,257	2,267	2,307
Income from administrative service agreement	36,528	—	—
Other income	5,320	7,615	4,686

	1,420,819	1,359,711	1,346,445
Benefits and expenses:
Benefits paid or provided for:
Life	65,610	80,266	68,009
Surrender benefits	1,047,578	963,670	880,353
Annuity benefits	47,275	40,836	47,307
Other benefits	2,587	2,586	1,248
Increase (decrease) in aggregate reserves for policies and contracts:
Life	34,451	511,178	20,136
Annuity	(56,276)	(78,445)	(36,786)

	1,141,225	1,520,091	980,267
Insurance expenses:
Commissions	167,682	156,876	144,462
General insurance expenses	101,204	92,552	94,805
Taxes, licenses and fees	16,459	15,204	16,316
Net transfers from separate accounts	(186,676)	(571,654)	(53,443)
Other expenses	1,274	1,527	249

	99,943	(305,495)	202,389

Total benefits and expenses	1,241,168	1,214,596	1,182,656

Gain from operations before dividends to policyholders, federal income tax expense and net realized capital gains (losses) on investments	179,651	145,115	163,789
Dividends to policyholders	29	30	31

Gain from operations before federal income tax expense and net realized capital gains (losses) on investments	179,622	145,085	163,758
Federal income tax expense	67,978	39,955	42,354

Income from operations before net realized capital gains (losses) on investments	111,644	105,130	121,404
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to interest maintenance reserve)	345	(584)	39

Net income	$111,989	$104,546	$121,443

See accompanying notes.

5

Western Reserve Life Assurance Co. of Ohio

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Paid-In Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2004	$2,500	$150,107	$192,076	$344,683
Net income	—	—	121,443	121,443
Change in net unrealized capital gains and losses	—	—	12,477	12,477
Change in non-admitted assets	—	—	(23,892)	(23,892)
Change in asset valuation reserve	—	—	(3,552)	(3,552)
Change in surplus in separate accounts	—	—	356	356
Change in net deferred income tax asset	—	—	26,679	26,679
Dividend to stockholder	—	—	(200,000)	(200,000)
Surplus effect of reinsurance transaction	—	—	(1,185)	(1,185)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	912	—	912

Balance at December 31, 2004	2,500	151,019	124,402	277,921
Net income	—	—	104,546	104,546
Change in net unrealized capital gains and losses	—	—	17,411	17,411
Change in non-admitted assets	—	—	(27,593)	(27,593)
Change in asset valuation reserve	—	—	(2,828)	(2,828)
Change in liability for reinsurance in unauthorized companies	—	—	(259)	(259)
Change in surplus in separate accounts	—	—	(241)	(241)
Change in net deferred income tax asset	—	—	22,511	22,511
Surplus effect of reinsurance transaction	—	—	(1,185)	(1,185)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	1,166	—	1,166

Balance at December 31, 2005	2,500	152,185	236,764	391,449

6

Western Reserve Life Assurance Co. of Ohio

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Paid-In Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2005	$2,500	$152,185	$236,764	$391,449
Net income	—	—	111,989	111,989
Change in net unrealized capital gains and losses	—	—	(43,656)	(43,656)
Change in non-admitted assets	—	—	(42,577)	(42,577)
Change in asset valuation reserve	—	—	7,027	7,027
Change in liability for reinsurance in unauthorized companies	—	—	259	259
Change in surplus in separate accounts	—	—	(141)	(141)
Change in net deferred income tax asset	—	—	24,874	24,874
Dividend to stockholder	—	—	(2,000)	(2,000)
Cumulative effect of changes in accounting principles	—	—	1	1
Surplus effect of reinsurance transaction	—	—	(969)	(969)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	(404)	—	(404)
Correction of prior year error	—	—	21,246	21,246

Balance at December 31, 2006	$2,500	$151,781	$312,817	$467,098

See accompanying notes.

7

Western Reserve Life Assurance Co. of Ohio

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2006	2005	2004
Operating activities
Premiums collected, net of reinsurance	$1,167,315	$1,144,956	$1,148,270
Net investment income received	71,408	92,755	97,348
Miscellaneous income received	187,060	118,762	103,115
Benefit and loss related payments	(1,165,987)	(1,093,337)	(985,923)
Commissions, expenses paid and aggregate write-ins for deductions	(282,359)	(271,622)	(255,745)
Net transfers to separate accounts and protected cell accounts	191,125	88,327	51,024
Dividends paid to policyholders	(29)	(30)	(31)
Federal and foreign income taxes paid	(60,364)	(53,662)	(38,301)

Net cash provided by operating activities	108,169	26,149	119,757
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	513,300	758,904	639,637
Preferred stocks	3,020	—	—
Common stocks	8,144	—	683
Mortgage loans on real estate	988	5,085	258
Other invested assets	—	3,750	—
Miscellaneous proceeds	962	245	30,831

Total investment proceeds	526,414	767,984	671,409
Cost of investments acquired:
Bonds	(465,786)	(778,751)	(588,219)
Preferred stocks	(2,488)	—	—
Common stocks	(4,126)	—	(650)
Mortgage loans on real estate	(8,501)	(6,208)	(7,500)
Real estate	(39)	(153)	(67)
Other invested assets	(484)	(1,007)	(544)
Miscellaneous applications	—	(31,061)	(295)

Total cost of investments acquired	(481,424)	(817,180)	(597,275)
Net increase in policy loans	(44,319)	(20,804)	(10,766)

Net cost of investments acquired	(525,743)	(837,984)	(608,041)

Net cash provided by (used in) investing activities	671	(70,000)	63,368

8

Western Reserve Life Assurance Co. of Ohio

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2006	2005	2004
Financing and miscellaneous activities
Cash provided (applied):
Borrowed funds received	$12,384	$6,407	$—
Net deposits (withdrawals) on deposit-type contracts and other insurance liabilities	(5,334)	5,284	830
Dividends to stockholder	(2,000)	—	(200,000)
Other cash provided (applied)	(31,789)	38,787	(31,092)

Net cash provided by (used in) financing and miscellaneous activities	(26,739)	50,478	(230,262)

Net increase (decrease) in cash, cash equivalents and short-term investments	82,101	6,627	(47,137)
Cash, cash equivalents and short-term investments:
Beginning of year	30,206	23,579	70,716
End of year	$112,307	$30,206	$23,579

See accompanying notes.

9

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands)

December 31, 2006

1. Organization and Summary of Significant Accounting Policies

Organization

Western Reserve Life Assurance Co. of Ohio (the Company) is a stock life insurance company and is a wholly owned subsidiary of AEGON USA, Inc. (AEGON). AEGON is an indirect, wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states, District of Columbia, Puerto Rico and Guam. Sales of the Company’s products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company’s new life insurance, and a portion of new annuities, are written through an affiliated marketing organization.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their rating by the National Association of Insurance Commissioners (NAIC); for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as

10

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

trading and as a separate component of other comprehensive imcome for those designated as available-for-sale. Fair value for statutory purposes is based on the price published by the Securities Valuation Office of the NAIC (SVO), if available, whereas fair value for GAAP is based on quoted market prices.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses on a statutory basis include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

11

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, principally the non-admitted portion of deferred income tax assets and agent debit balances, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that those assets are not impaired.

12

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance balance amounts deemed to be uncollectible have been written off through a charge to operations. A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

13

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted.

Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in future years, and a valuation allowance is established for deferred income tax assets not expected to be realizable.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the tatements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances have not been determined by the Company, but are presumed to be material.

Other significant accounting practices are as follows:

14

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Investments in bonds, except those to which the SVO has ascribed a designation of an NAIC 6, are reported at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities, categorized as bonds, are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value as determined by the SVO and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Beginning in 2006, hybrid securities, not classified as debt by the SVO, are reported as preferred stock. Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. As a result, $4,308 of securities previously classified as bonds by the Company have been reclassified as preferred stock as of December 31, 2006. Although the classification has changed, these hybrid securities continue to meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost based upon their NAIC rating. A corresponding reclassification was not made as of December 31, 2005.

Common stocks of noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses.

There are no restrictions on common or preferred stock.

Home office properties are reported at cost less allowances for depreciation. Depreciation of home office properties is computed principally by the straight-line method.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

15

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances. Other “admitted assets” are valued principally at cost.

At December 31, 2006, investments in Low Income Housing Tax Credit (LIHTC) Properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company. At December 31, 2005, LIHTC properties were accounted for based on GAAP equity.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, preferred and common stocks are credited or charged directly to unassigned surplus.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration or changes in estimated cash flows. If this review indicates a decline in fair value that is other than temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

During 2006, 2005, and 2004 net realized capital (losses) gains of $(2,235), $(2,416), and $1,507, respectively, were credited to the IMR rather than being immediately recognized in the statements of operations. Amortization of these net (losses) gains aggregated $(437), $45, and $705 for the years ended December 31, 2006, 2005, and 2004, respectively.

16

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. Investment income due and accrued of $20, $28, and $33 has been excluded for the years ended December 31, 2006, 2005, and 2004, respectively, with respect to such practices.

For dollar reverse repurchase agreements, the Company receives cash collateral in an amount at least equal to the market value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company. At December 31, 2006 and 2005, securities with a book value of $18,544 and $6,527, respectively, and a market value of $18,767 and $6,428, respectively, were subject to dollar reverse repurchase agreements. These securities have maturity dates ranging from 2035 to 2036 and have a weighted average interest rate of 6.01%.

Derivative Instruments

Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Premiums received for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income.

Aggregate Reserves for Policies and Contracts

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law. The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Additional reserves are established when

17

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.0 to 5.5 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 4.0 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

The liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

18

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease directly to the liability balance, and are not reflected as premiums, benefits, or changes in reserve in the statement of operations.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Separate Accounts

Separate accounts held by the Company primarily represent funds which are administered for individual variable universal life and variable annuity contracts. Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets consist of shares in funds, considered common stock investments, which are valued daily and carried at fair value. The separate accounts, held for individual policyholders, do not have any minimum guarantees, and the investment risks associated with the fair value changes are borne entirely by the policyholder.

The Company received variable contract premiums of $1,092,584, $1,095,820, and $1,061,630 in 2006, 2005, and 2004, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge. Separate account contract holders have no claim against the assets of the general account.

19

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. In addition, the Company received $128,081, $114,078, and $99,953, in 2006, 2005 and 2004, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Stock Option Plan and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 and 2006, AEGON N.V. sponsored a stock option plan for eligible employees of the company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with Statement of Statutory Accounting Principles (SSAP) No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded an expense (benefit) of $(538), $719 and $912 for the years ended December 31, 2006, 2005 and 2004, respectively. In addition, the Company recorded an adjustment to paid-in surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $134, $447 and $0, for years ended December 31, 2006, 2005 and 2004, respectively.

Reclassifications

Certain reclassifications have been made to the 2005 and 2004 financial statements to conform to the 2006 presentation.

20

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

During 2006, the manner in which the reserves on Variable Annuity and Variable Universal Life contracts are split between the separate account and general account statements was modified. This modification resulted in the contract surrender value being held as the reserve in the separate account statement, and any reserves in excess of the surrender value being held as the reserve in the general account. As a result, the total reserves held by the Company did not change, although the new reserve split resulted in an increase in the general account reserves of approximately $479,175 and an offsetting decrease in the separate account reserves by this same amount as of December 31, 2006. The 2005 general account reserves have increased by $483,831, the amount of reserves that would have been recorded as of December 31, 2005 had this new approach been implemented at that time.

2. Accounting Changes and Corrections of Errors

Effective January 1, 2006, the Company adopted SSAP No. 93, Accounting for Low Income Housing Tax Credit Property Investments. This statement established statutory accounting principles for investments in federal and certain state sponsored LIHTC properties. SSAP No. 93 states that LIHTC investments shall be initially recorded at cost and amortized based on the proportion of tax benefits received in the current year to the total estimated tax benefits to be allocated to the investor. Prior to 2006, the Company’s investments in LIHTC investments were reported in accordance with SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies and SSAP No. 88, Investments in Subsidiary, Controlled and Affiliated Entities and carried at audited GAAP equity. The cumulative effect is the difference between the audited GAAP equity amount at January 1, 2006 and the amortized cost assuming the new accounting principles had been applied retroactively for prior periods. As a result of the change, the Company reported a cumulative effect of a change of accounting principle that increased unassigned surplus by $1 at January 1, 2006.

Effective January 1, 2005, the Company adopted SSAP No. 88, Investments in Subsidiary, Controlled, and Affiliated Entities (SCA entities). According to SSAP No. 88, noninsurance subsidiaries are carried at audited GAAP equity. Prior to 2005, the Company’s investments in noninsurance subsidiaries were reported in accordance with SSAP No. 46 and carried at statutory equity. The cumulative effect is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principle had been applied retroactively for prior periods. This change of accounting principle had no impact on unassigned surplus as of January 1, 2005.

21

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

2. Accounting Changes and Corrections of Errors (continued)

Effective January 1, 2005, the Company adopted SSAP No. 91, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SSAP No. 91 addresses, among other things, the criteria that must be met in order to account for certain asset transfers as sales rather than collateralized borrowings. Transfers impacted by SSAP No. 91 that the Company engages in include securities lending, repurchase and reverse repurchase agreements and dollar reverse repurchase agreements. In accordance with SSAP No. 91, if specific criteria are met, reverse repurchase agreements and dollar reverse repurchase agreements are accounted for as collateralized borrowings, and repurchase agreements accounted for as collateralized lending. The cumulative effect of the adoption of this SSAP is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principle had been applied retroactively for prior periods. This change of accounting principle had no impact on unassigned surplus as of January 1, 2005.

During the current years’ financial statement preparation, the Company discovered an error in the reporting of cost basis in two of its noninsurance subsidiaries. At December 31, 2005, total cost for these subsidiaries was reported at $400, which was understated by a total of $21,246. This correction is reflected in the current year as a separate adjustment to unassigned surplus, with an offset to change in unrealized capital gains and losses. There is no income or surplus effect in the current or any prior period as a result of this correction.

3. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, Cash Equivalents and Short-Term Investments: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

Bonds and Preferred Stocks: Fair values for bonds and preferred stocks are based on unit prices published by the SVO or, in the absence of SVO published unit prices or when amortized cost is used by the SVO as the unit price, quoted market prices by other third party organizations, where available.

22

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit, and maturity of the investments. For equity securities that are not actively traded, estimated fair values are based on values of issues of comparable yield and quality.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Policy Loans: Carrying value of policy loans approximates their fair value.

Separate Account Assets: The fair value of separate account assets are based on quoted market prices.

Separate Account Annuity Liabilities: Separate account annuity liabilities are based upon the fair value of the related separate account assets.

Investment Contract Liabilities: Fair values for the Company’s liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Payable for Securities: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

23

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2006		2005
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash, cash equivalents and short-term investments	$112,307	$112,307	$30,206	$30,206
Bonds	623,828	619,432	681,735	677,028
Preferred stock	4,796	4,844	—	—
Mortgage loans on real estate	25,548	25,556	18,035	18,016
Policy loans	344,781	344,781	300,462	300,462
Separate account assets	10,196,130	10,196,130	9,448,013	9,448,013
Liabilities
Investment contract liabilities	652,763	652,027	713,682	706,876
Borrowed funds	18,885	18,885	6,439	6,439
Payable for securities	865	865	—	—
Separate account annuity liabilities	6,287,948	6,287,948	5,959,998	5,959,998

4. Investments

The carrying amount and estimated fair value of investments in bonds and preferred stock are as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses Less Than 12 Months	Estimated Fair Value
December 31, 2006
Bonds:
United States Government and agencies	$60,003	$6	$1,763	$68	$58,178
State, municipal and other government	6,851	240	1	—	7,090
Public utilities	23,975	397	102	—	24,270
Industrial and miscellaneous	184,399	2,577	2,703	360	183,913
Mortgage and other asset-backed securities	348,600	1,281	3,553	347	345,981

	623,828	4,501	8,122	775	619,432
Unaffiliated preferred stock	4,796	129	81	—	4,844

Total	$628,624	$4,630	$8,203	$775	$624,276

24

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses Less Than 12 Months	Estimated Fair Value
December 31, 2005
Bonds:
United States Government and agencies	$55,441	$1	$68	$723	$54,651
State, municipal and other government	10,565	393	20	—	10,938
Public utilities	37,809	581	61	127	38,202
Industrial and miscellaneous	237,261	4,101	2,402	1,934	237,026
Mortgage and other asset-backed securities	340,659	392	1,283	3,557	336,211

Total	$681,735	$5,468	$3,834	$6,341	$677,028

At December 31, 2006, and 2005, respectively, for securities in an unrealized loss position greater than or equal to twelve months, the Company held 81 and 60 securities with a carrying amount of $312,735 and $121,000 and an unrealized loss of $8,203 and $3,834, with an average price of 98.3 and 96.8 (NAIC fair value/amortized cost). Of this portfolio, 98.92% and 97.86% were investment grade with associated unrealized losses of $7,999 and $3,550, respectively.

At December 31, 2006 and 2005, respectively, for securities that have been in a continuous loss position for less than twelve months, the Company held 54 and 76 securities with a carrying amount of $132,359 and $391,144 and an unrealized loss of $775 and $6,341 with an average price of 99.9 and 98.4 (NAIC fair value/amortized cost). Of this portfolio, 87.39% and 92.90% were investment grade with associated unrealized losses of $588 and $5,483, respectively.

The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. Securities in unrealized loss positions that are considered other than temporary are written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other than temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in affect at the date of acquisition; and (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount. Additionally financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. For asset-backed securities, cash flow trends and underlying levels of collateral are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

25

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

The estimated fair value of bonds and preferred stock with gross unrealized losses is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2006
Bonds:
United States Government and agencies	$53,336	$3,382	$56,718
State, municipal and other government	345	—	345
Public utilities	7,904	4,999	12,903
Industrial and miscellaneous	96,635	29,104	125,739
Mortgage and other asset-backed securities	142,988	94,099	237,087

	301,208	131,584	432,792
Preferred stock	3,324	—	3,324

	$304,532	$131,584	$436,116

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2005
Bonds:
United States Government and agencies	$2,209	$51,841	$54,050
State, municipal and other government	684	—	684
Public utilities	3,723	12,192	15,915
Industrial and miscellaneous	68,702	83,246	151,948
Mortgage and other asset-backed securities	41,848	237,524	279,372

	$117,166	$384,803	$501,969

The carrying amount and fair value of bonds at December 31, 2006, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$20,525	$20,426
Due one through five years	128,499	127,285
Due five through ten years	102,007	100,611
Due after ten years	24,197	25,129

	275,228	273,451
Mortgage and other asset-backed securities	348,600	345,981

	$623,828	$619,432

26

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

A detail of net investment income is presented below:

	Year Ended December 31
	2006	2005	2004
Income:
Bonds	$32,693	$30,014	$32,456
Preferred stocks	421	—	—
Common stock of affiliated entities	10,010	35,871	39,460
Mortgage loans on real estate	1,183	2,013	769
Real estate- home office properties	7,400	7,316	7,440
Policy loans	18,870	17,266	16,739
Other	2,279	2,541	1,180

Gross investment income	72,856	95,021	98,044
Investment expenses	(8,747)	(8,209)	(7,250)

Net investment income	$64,109	$86,812	$90,794

Investment expenses include expenses for the occupancy of company-owned property of $3,668, $3,649 and $3,494 during 2006, 2005 and 2004, respectively, as well as depreciation expense on these properties of $887, $880 and $880, respectively.

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

	Year Ended December 31
	2006	2005	2004
Proceeds	$521,904	$758,904	$639,637

Gross realized gains	$1,685	$1,555	$6,330
Gross realized losses	(4,689)	(5,273)	(4,011)

Net realized gains (losses)	$(3,004)	$(3,718)	$2,319

At December 31, 2006, bonds with an aggregate carrying value of $3,816 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.

27

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

Net realized capital gains (losses) on investments and change in unrealized capital gains and losses are summarized below:

	Realized
	Year Ended December 31
	2006	2005	2004
Debt securities	$(3,004)	$(3,718)	$2,319
Common stock	(20)	—	380
Derivatives	(858)	(78)	(232)
Other invested assets	952	26	2

	(2,930)	(3,770)	2,469
Tax benefit (expense)	1,040	770	(923)
Transfer to (from) interest maintenance reserve	2,235	2,416	(1,507)

Net realized capital gains (losses) on investments	$345	$(584)	$39

	Changes in Unrealized
	Year Ended December 31
	2006	2005	2004
Common stocks	$(43,656)	$18,801	$15,107
Other invested assets	—	(1,390)	(2,630)

Change in unrealized capital gains and losses	$(43,656)	$17,411	$12,477

The Company did not recognize any impairment write-down for its investments in limited partnerships during the years ended December 31, 2006, 2005 or 2004.

Gross unrealized gains (losses) on common stocks were as follows:

	Unrealized
	December 31
	2006	2005
Unrealized gains	$5,574	$47,842
Unrealized losses	(2,475)	(1,087)

Net unrealized gains	$3,099	$46,755

28

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

During 2006, the Company issued one mortgage loan at an interest rate of 6.35%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 72%. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. During 2005, the Company issued one mortgage loan at an interest rate of 5.46% and one mortgage loan at an interest rate of 5.94%. The Company requires all mortgages to carry fire insurance equal to the value of the underlying property.

During 2006, 2005, and 2004, no mortgage loans were foreclosed and transferred to real estate. At December 31, 2006, 2005 and 2004, the Company held a mortgage loan loss reserve in the asset valuation reserve of $243, $171, and $137, respectively.

At December 31, 2006, the Company had two Low Income Housing Tax Credits. The remaining years of unexpired tax credits ranged from five to nine and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from ten to eleven years. The amount of contingent equity commitments expected to be paid during the years 2007 to 2016 are $2,618. There were no impairment losses, write-downs, or reclassifications during 2006 related to any of these credits.

The Company issues products providing the customer a return based on the S&P 500 index. The Company uses S&P 500 index futures contracts to hedge the liability risk associated with these products.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The Company did not recognize any unrealized gains or losses during 2006, 2005 or 2004 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

The Company did not recognize any unrealized gains or losses during 2006 or 2005 for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting.

29

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Reinsurance

The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.

Premiums earned reflect the following reinsurance ceded amounts for the year ended December 31:

	Year Ended December 31
	2006	2005	2004
Direct premiums	$1,229,963	$1,200,679	$1,202,558
Reinsurance assumed – affiliated	2,382	791	—
Reinsurance ceded – affiliated	(43,611)	(36,972)	(11,704)
Reinsurance ceded – non-affiliated	(21,609)	(17,969)	(42,041)

Net premiums earned	$1,167,125	$1,146,529	$1,148,813

The Company received reinsurance recoveries in the amount of $34,248, $42,537 and $31,129 during 2006, 2005 and 2004, respectively. At December 31, 2006 and 2005, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $13,933 and $10,008, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2006 and 2005 of $84,897 and $68,645, respectively. As of December 31, 2006 and 2005, the amount of reserve credits for reinsurance ceded that represented affiliated companies were $61,872 and $56,065, respectively.

The net amount of the reduction in surplus at December 31, 2006 if all reinsurance agreements were cancelled is $5,925.

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligation for future guaranteed minimum death benefits included in certain of its variable annuity contracts. The difference between the initial premiums ceded of $37,176 and the reserve credit taken of $55,408 was credited directly to unassigned surplus on a net of tax basis. Over the course of this reinsurance treaty, the experience of the underlying policies will be reflected as a reduction to the amount initially credited to surplus. For years ended December 31, 2006, 2005, and 2004, the amount charged directly to unassigned surplus was $1,185. At December 31, 2006, the Company holds collateral in the form of letters of credit of $55,000 from the ceding company.

30

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Reinsurance (continued)

During 2006, the Company entered into a reinsurance agreement with Transamerica International Re (Ireland), Ltd., an affiliate, to retrocede an inforce block of term life business effective January 1, 2006. The difference between the initial commission expense allowance received of $700 and ceded reserves of $332 resulted in an initial transaction gain of $368, which was credited to unassigned surplus on a net of tax basis in the amount of $240, in accordance with SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance. For the year ended December 31, 2006, the Company amortized $24 into earnings with a corresponding charge to unassigned surplus.

Letters of credit held for all unauthorized reinsurers as of December 31, 2006 was $67,200.

6. Income Taxes

The main components of deferred tax amounts are as follows:

	December 31
	2006	2005
Deferred tax assets:
Nonadmitted	$7,214	$281
Tax basis deferred acquisition costs	93,272	92,798
Reserves	138,064	132,510
Other	11,518	11,226

Total deferred income tax assets	250,068	236,815
Nonadmitted deferred tax assets	156,815	134,595

Admitted deferred tax assets	93,253	102,220
Deferred tax liabilities:
§807(f) adjustment – liabilities	62,039	74,092
Other	687	255

Total deferred income tax liabilities	62,726	74,347

Net admitted deferred tax asset	$30,527	$27,873

The change in net deferred income tax assets and deferred income tax assets – nonadmitted are as follows:

	December 31
	2006	2005	Change
Total deferred tax assets	$250,068	$236,815	$13,253
Total deferred tax liabilities	62,726	74,347	11,621

Net deferred tax asset	$187,342	$162,468	$24,874

31

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

	December 31
	2005	2004	Change
Total deferred tax assets	$236,815	$219,955	$16,860
Total deferred tax liabilities	74,347	79,998	5,651

Net deferred tax asset	$162,468	$139,957	$22,511

Nonadmitted deferred tax assets increased $22,220, $27,476 and $24,523 for the years ended December 31, 2006, 2005 and 2004, respectively.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

	Year Ended December 31
	2006	2005	2004
Income tax expense computed at the federal statutory rate (35%)	$62,868	$50,780	$57,315
Deferred acquisition costs – tax basis	327	981	2,153
Amortization of IMR	153	(16)	(247)
Depreciation	(178)	(178)	(267)
Dividends received deduction	(11,099)	(25,155)	(19,960)
Low income housing credits	(3,167)	(3,157)	(3,157)
Prior year under (over) accrual	1,647	(151)	(13,204)
Reinsurance transactions	(339)	(415)	(415)
Reserves	17,750	17,967	22,156
Other	16	(701)	(2,020)

Federal income tax expense	67,978	39,955	42,354
Change in net deferred income taxes	(24,874)	(22,511)	(26,679)

Total income taxes	$43,104	$17,444	$15,675

32

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. Under the terms of a tax sharing agreement between the Company and it affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. At December 31, 2005, the life subgroup had no loss carryforwards. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income.

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). No federal income taxes have been provided for in the financial statements on income deferred in the PSA. A distribution from the PSA was made during 2006 in the amount of $293, which reduced the balance in the PSA to zero. Due to United States tax legislation enacted in October 2004, distributions to shareholders during 2005 and 2006 are deemed to come first out of the PSA and are not taxed. There was no reduction to net earnings due to this distribution.

The consolidated tax group, in which the Company is included, incurred income taxes during 2006, 2005 and 2004 of $0, $286,973 and $280,054, respectively that will be available for recoupment in the event of future net losses.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 2000. The examination for 2001 through 2004 has been completed and resulted in tax return adjustments that are currently being appealed. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax provisions.

33

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds relate to liabilities established on a variety of the Company’s products, primarily separate accounts that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31
	2006		2005
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$21,059	0%	$20,695	0%
Subject to discretionary withdrawal at book value less surrender charge of 5% or more	97,945	1%	141,855	2%
Subject to discretionary withdrawal at fair value	6,322,414	91%	5,959,998	89%

Total with adjustment or at market value	6,441,418	92%	6,122,548	91%
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	462,789	7%	535,591	8%
Not subject to discretionary withdrawal	78,598	1%	62,422	1%

Total annuity reserves and deposit fund liabilities - before reinsurance	6,982,805	100%	6,720,561	100%

Less reinsurance ceded	33,153		37,963

Net annuity reserves and deposit fund liabilities	$6,949,652		$6,682,598

34

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

Information regarding the separate accounts of the Company is as follows:

	Guaranteed Indexed	Nonindexed Guaranteed Less than or Equal to 4%	Nonindexed Guaranteed Greater than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2006	$—	$—	$—	$1,092,105	$1,092,105

Reserves at December 31, 2006 for accounts with assets at fair value	$—	$—	$—	$9,264,404	$9,264,404

Reserves for separate accounts by withdrawal characteristics at December 31, 2006:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	$—
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
At market value	—	—	—	9,264,404	9,264,404
At book value without market value adjustment and with current surrender charge of less than 5%	—	—	—	—	—

Subtotal	—	—	—	9,264,404	9,264,404
Not subject to discretionary withdrawal	—	—	—	—	—
Total separate account liabilities at December 31, 2006	$—	$—	$—	$9,264,404	$9,264,404

35

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

	Guaranteed Indexed	Nonindexed Guaranteed Less than or Equal to 4%	Nonindexed Guaranteed Greater than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2005	$—	$—	$—	$1,095,989	$1,095,989

Reserves at December 31, 2005 for accounts with assets at fair value	$—	$—	$—	$8,991,287	$8,991,287

Reserves for separate accounts by withdrawal characteristics at December 31, 2005:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	$—
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
At market value	—	—	—	8,991,287	8,991,287
At book value without market value adjustment and with current surrender charge of less than 5%	—	—	—	—	—

Subtotal	—	—	—	8,991,287	8,991,287
Not subject to discretionary withdrawal	—	—	—	—	—
Total separate account liabilities at December 31, 2005	$—	$—	$—	$8,991,287	$8,991,287

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2006	2005	2004
Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to Separate Accounts	$1,092,584	$1,095,820	$1,061,629
Transfers from Separate Accounts	1,758,650	1,671,242	1,113,867

Net transfers to (from) Separate Accounts	(666,066)	(575,422)	(52,238)
Reconciling adjustments:
Other	215	3,768	(1,205)

Transfers as reported in the Summary of Operations of the Company	$(665,851)	$(571,654)	$(53,443)

36

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

At December 31, 2006 and 2005, the Company had variable annuities with guaranteed living benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2006	Guaranteed Minimum Income Benefit	$1,787,240	$25,183	$3,152
2005	Guaranteed Minimum Income Benefit	$1,751,800	$21,551	$3,328

For Variable Annuities with Guaranteed Living Benefits (VAGLB), the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

At December 31, 2006 and 2005, the Company had variable annuities with guaranteed death benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2006	Guaranteed Minimum Death Benefit	$6,564,098	$63,367	$33,153
2005	Guaranteed Minimum Death Benefit	$6,394,544	$61,194	$37,963

For Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

37

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2006 and 2005, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

	Gross	Loading	Net
December 31, 2006
Ordinary direct renewal business	$2,749	$1,475	$4,224
Ordinary new business	910	(107)	803

	$3,659	$1,368	$5,027

December 31, 2005
Ordinary direct renewal business	$1,592	$211	$1,803
Ordinary new business	2,252	1,106	3,358

	$3,844	$1,317	$5,161

At December 31, 2006 and 2005, the Company had insurance in force aggregating $3,640,805 and $61,564,103 respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Ohio Department of Insurance. The Company established policy reserves of $21,377 and $9,331 to cover these deficiencies at December 31, 2006 and 2005, respectively.

8. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Ohio, on the payment of dividends to its parent company. Generally, dividends during any twelve month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) net income for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2007, without the prior approval of insurance regulatory authorities, is $111,989.

9. Capital and Surplus

Life/health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2006, the Company meets the RBC requirements.

38

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

10. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

During 2006, 2005 and 2004, the Company sold $32,428, $51,983, and $45,723, respectively, of agent balances without recourse to an affiliated entity. Prior to July 29, 2005, the agent debit balances were sold to Money Services, Inc. (MSI), an affiliated company. Subsequent to July 29, 2005, agent debit balances were sold without recourse to ADB Corporation, LLC (ADB), an affiliate company, and all rights, title and interest in the prior net debit balances owned by MSI prior to July 29, 2005, were fully assigned, without recourse, to ADB. The Company did not realize a gain or loss as a result of the sales. As of July 1, 2006, the Company no longer sells agent debit balances and thus retains such balances as non-admitted receivables. Receivables in the amount of $20,261 were non-admitted as of December 31, 2006.

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified benefit plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the Statement of Financial Accounting Standards No. 87, Employers Accounting for Pensions expense as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. Pension expense aggregated $1,432, $1,280, and $1,303 for the years ended December 31, 2006, 2005, and 2004, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $864, $836, and $807 for the years ended December 31, 2006, 2005, and 2004, respectively.

39

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

11. Retirement and Compensation Plans (continued)

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2006, 2005 and 2004 was insignificant. AEGON also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The postretirement expenses are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $147, $126, and $157 for the years ended December 31, 2006, 2005, and 2004, respectively.

12. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a Cost Sharing agreement between AEGON USA, Inc. companies, providing for services needed. The Company is also party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the Advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. The Company is part of a Tax Allocation Agreement with its parent and other affiliated companies as described in Note 6. During 2006, 2005, and 2004, the Company paid $94,305, $91,667, and $108,339, respectively, for such services, which approximates their costs to the affiliates. During 2006, the Company executed an administration service agreement with Transamerica Fund Advisors, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $36,528 from this

40

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

12. Related Party Transactions (continued)

agreement during 2006. The Company provides office space, marketing and administrative services to certain affiliates. During 2006, 2005, and 2004, the Company received $91,726, $85,975, and $89,072, respectively, for such services, which approximates their cost.

Receivables from and payables to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. At December 31, 2006 and 2005, the Company has a net amount of $9,683 and $19,293, respectively, due to affiliates. Terms of settlement require that these amounts are settled within 90 days. During 2006, 2005, and 2004, the Company paid net interest of $1,599, $1,027, and $520, respectively, to affiliates.

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2006 and 2005, the cash surrender value of these policies was $61,729 and $59,598, respectively.

The Company paid common stock dividends of $2,000 to its parent during 2006. No dividends were paid during 2005. During 2004, the Company paid $200,000 of dividends to its parent.

13. Commitments and Contingencies

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $3,364 and $3,380 and an offsetting premium tax benefit of $0 and $722 at December 31, 2006 and 2005, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (credit) was $36, $59, and $(374), for the years ended December 31, 2006, 2005, and 2004, respectively.

41

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Commitments and Contingencies (continued)

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 100/102/105% of the fair market value of the loaned securities as of the transaction date for government/domestic/international securities, respectively. The counterparty is mandated to deliver additional collateral if the fair value of the collateral is at any time less than 100/102/105% of the fair value of the loaned securities, respectively. The agreement does not allow rehypothication of collateral by any party involved but does allow cash collateral to be invested in reverse repurchase agreements. At December 31, 2006 and 2005, respectively, securities in the amount of $59,321 and $0 were on loan under security lending agreements.

The Company has contingent commitments of $2,618 and $3,043 as of December 31, 2006 and 2005, respectively, for low income housing tax credit investments.

The Company is required by the Commodity Futures Trading Commission (CFTC) to maintain assets on deposit with brokers for futures trading activity done on behalf of the Company. The broker has a secured interest with priority in the pledged assets, however, the Company has the right to recall and substitute the pledged assets. At December 31, 2006 and 2005 respectively, the Company pledged assets in the amount of $2,191 and $642 to satisfy the requirements of futures trading accounts.

There continues to be significant federal and state regulatory activity relating to financial services companies. The Company and certain of its affiliates have been examined by, and received requests for information from, the staff of the Securities and Exchange Commission (SEC). In particular, the Company continues to respond to requests for documents and information from the SEC staff in connection with an ongoing investigation, which has included requests for testimony by the Company, its personnel and other related persons regarding potential market timing and matters affecting certain employees and affiliates of the Company.

A number of other companies in this industry have announced settlements of enforcement actions with various regulatory agencies such as the SEC; those settlements have encompassed a wide range of remediation including injunctive relief, monetary penalties, and restitution. The Company and its affiliates are working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. Although it is not possible to provide a meaningful estimate of the range of potential outcomes at this time, the Company does not believe the resolution will be material to its financial position.

At December 31, 2006 and 2005, the net amount of securities being acquired on a TBA basis was $43 and $0, respectively.

42

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

14. Debt

The Company has an outstanding liability for borrowed money in the amount of $18,885 and $6,439 as of December 31, 2006 and 2005, respectively, due to participation in dollar reverse repurchase agreements. The Company enters reverse dollar repurchase agreements in which securities are delivered to the counterparty once adequate collateral has been received as stated in Note 1.

43

Statutory-Basis Financial

Statement Schedules

Western Reserve Life Assurance Co. of Ohio

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2006

Schedule I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$60,315	$58,486	$60,315
States, municipalities, and political subdivisions	29,047	29,317	29,047
Foreign governments	5,013	5,234	5,013
Public utilities	23,975	24,269	23,975
All other corporate bonds	505,478	502,126	505,478
Preferred stock	4,796	4,844	4,796

Total fixed maturities	628,624	624,276	628,624
Mortgage loans on real estate	25,548		25,548
Real estate	39,428		39,428
Policy loans	344,781		344,781
Cash, cash equivalents and short-term investments	112,307		112,307
Other invested assets	11,993		11,993

Total investments	$1,162,681		$1,162,681

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accruals of discounts.

44

Western Reserve Life Assurance Co. of Ohio

Supplementary Insurance Information

(Dollars in Thousands)

Schedule III

	Future Policy Benefits and Expenses	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims, Losses and Settlement Expenses	Other Operating Expenses*	Premium Written
Year ended December 31, 2006
Individual life	$971,044	$12,448	$582,703	$33,573	$727,802	$(178,400)	$—
Group life	15,361	198	233	694	445	55	—
Annuity	636,572	238	584,189	29,842	892,153	(200,887)	—

	$1,622,977	$12,884	$1,167,125	$64,109	$1,620,400	$(379,232)	$—

Year ended December 31, 2005
Individual life	$941,322	$18,346	$578,049	$34,086	$252,018	$244,614	$—
Group life	15,288	100	312	1,026	1,722	1,357	—
Annuity	692,848	2	568,168	51,700	782,520	(67,635)	—

	$1,649,458	$18,448	$1,146,529	$86,812	$1,036,260	$178,336	$—

Year ended December 31, 2004
Individual life	$431,843	$22,129	$572,975	$32,781	$208,923	$263,981	$—
Group life	13,589	100	388	964	887	1,260	—
Annuity	771,293	—	575,450	57,049	770,457	(62,852)	—

	$1,216,725	$22,229	$1,148,813	$90,794	$980,267	$202,389	$—

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

45

Western Reserve Life Assurance Co. of Ohio

Reinsurance

(Dollars in Thousands)

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2006
Life insurance in force	$90,434,049	$40,136,640	$17,246,515	$67,543,924	26%
Premiums:
Individual life	$637,660	$57,339	$2,382	$582,703	0%
Group life	725	492	—	233	0
Annuity	591,578	7,389	—	584,189	0

	$1,229,963	$65,220	$2,382	$1,167,125	0%

Year ended December 31, 2005
Life insurance in force	$85,891,325	$35,360,079	$4,106,724	$50,531,246	0%

Premiums:
Individual life	$622,657	$45,399	$791	$578,049	0%
Group life	755	443	—	312	0
Annuity	577,267	9,099	—	568,168	0

	$1,200,679	$54,941	$791	$1,146,529	0%

Year ended December 31, 2004
Life insurance in force	$81,890,006	$30,314,062	$—	$51,575,944	0%
Premiums:
Individual life	$615,380	$42,405	$—	$572,975	0%
Group life	790	402	—	388	0
Annuity	586,388	10,938	—	575,450	0

	$1,202,558	$53,745	$—	$1,148,813	0%

46

FINANCIAL STATEMENTS

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Year Ended December 31, 2006

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Financial Statements

Year Ended December 31, 2006

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of the WRL Series Annuity Account

Western Reserve Life Assurance Company of Ohio

We have audited the accompanying statements of assets and liabilities of each of the subaccounts constituting the WRL Series Annuity Account (the Separate Account, a separate account of Western Reserve Life Assurance Company of Ohio) as of December 31, 2006, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the WRL Series Annuity Account at December 31, 2006, and the results of their operations and changes in net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

March 15, 2007

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2006

	WRL AEGON Bond Subaccount	WRL Asset Allocation - Conservative Subaccount	WRL Asset Allocation - Growth Subaccount	WRL Asset Allocation - Moderate Growth Subaccount
Assets
Investment in securities:
Number of shares	8,635,959.088	11,719,320.620	21,392,099.816	39,694,088.350

Cost	$104,027,922	$123,946,291	$232,849,851	$418,404,872

Investments in mutual funds, at net asset value	$100,664,166	$135,218,686	$291,515,853	$544,499,399
Receivable for units sold	—	315	—	—

Total assets	100,664,166	135,219,001	291,515,853	544,499,399

Liabilities
Payable for units redeemed	3	—	4,639	2,161

	$100,664,163	$135,219,001	$291,511,214	$544,497,238

Net Assets:
Deferred annuity contracts terminable by owners	$100,664,163	$135,219,001	$291,511,214	$544,497,238

Total net assets	$100,664,163	$135,219,001	$291,511,214	$544,497,238

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2006

	WRL AEGON Bond Subaccount	WRL Asset Allocation - Conservative Subaccount	WRL Asset Allocation - Growth Subaccount	WRL Asset Allocation - Moderate Growth Subaccount
Accumulation units outstanding:
M&E - 1.25%	1,149,438	1,860,043	3,903,180	7,972,433

M&E - 1.40%	3,026,024	5,034,789	11,307,827	21,377,053

M&E - 1.65%	602,563	2,380,570	3,666,623	6,408,004

M&E - 1.80%	64,220	493,104	200,985	815,833

M&E - 0.65%	—	—	—	—

M&E - 1.25%	69,478	264,896	299,276	652,820

M&E - 1.65%	20,447	125,327	93,378	234,588

M&E - 1.40%	15,436	59,431	96,711	131,664

M&E - 1.80%	1,894	9,498	9,529	59,629

Accumulation unit value:
M&E - 1.25%	$28.271051	$13.311811	$14.937408	$14.519984

M&E - 1.40%	$19.154125	$13.218741	$14.833001	$14.418465

M&E - 1.65%	$13.600615	$13.065499	$14.661040	$14.251285

M&E - 1.80%	$13.488497	$12.974390	$14.558760	$14.151912

M&E - 0.65%	$111.587284	$150.053375	$192.732222	$177.182752

M&E - 1.25%	$10.727245	$14.018618	$17.705275	$16.439312

M&E - 1.65%	$10.570958	$13.814422	$17.447442	$16.199850

M&E - 1.40%	$10.668266	$13.941587	$17.607983	$16.348967

M&E - 1.80%	$10.512993	$13.738697	$17.351808	$16.111097

See accompanying notes.

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2006

	WRL Asset Allocation - Moderate Subaccount	WRL International Moderate Growth Subaccount	WRL MFS International Equity Subaccount	WRL Capital Guardian US Equity Subaccount
Assets
Investment in securities:
Number of shares	36,482,979.773	410,483.288	12,565,591.442	2,861,704.848

Cost	$381,447,298	$4,004,424	$99,690,159	$27,582,344

Investments in mutual funds, at net asset value	$461,798,758	$4,281,257	$126,028,325	$32,165,284
Receivable for units sold	138	26	—	100

Total assets	461,798,896	4,281,283	126,028,325	32,165,384

Liabilities
Payable for units redeemed	—	—	1,332	—

	$461,798,896	$4,281,283	$126,026,993	$32,165,384

Net Assets:
Deferred annuity contracts terminable by owners	$461,798,896	$4,281,283	$126,026,993	$32,165,384

Total net assets	$461,798,896	$4,281,283	$126,026,993	$32,165,384

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2006

	WRL Asset Allocation - Moderate Subaccount	WRL International Moderate Growth Subaccount	WRL MFS International Equity Subaccount	WRL Capital Guardian US Equity Subaccount
Accumulation units outstanding:
M&E - 1.25%	6,300,284	79,458	1,888,022	800,817

M&E - 1.40%	18,260,819	226,525	5,817,353	1,230,830

M&E - 1.65%	6,938,717	96,536	1,900,372	342,116

M&E - 1.80%	984,085	7,709	182,611	23,015

M&E - 0.65%	—	—	—	—

M&E - 1.25%	601,731	3,772	29,503	10,205

M&E - 1.65%	232,716	—	6,171	7,301

M&E - 1.40%	206,894	—	3,273	2,116

M&E - 1.80%	18,852	455	641	810

Accumulation unit value:
M&E - 1.25%	$13.846218	$10.342973	$13.655864	$13.376281

M&E - 1.40%	$13.749407	$10.332568	$13.459871	$13.282793

M&E - 1.65%	$13.589976	$10.315296	$10.182955	$13.128718

M&E - 1.80%	$13.495231	$10.304961	$10.048771	$13.037171

M&E - 0.65%	$162.080064	—	$206.706780	$169.593395

M&E - 1.25%	$15.077264	$10.323123	$19.185471	$15.418985

M&E - 1.65%	$14.857674	$10.295519	$18.905649	$15.194393

M&E - 1.40%	$14.994432	$10.312743	$19.079180	$15.334261

M&E - 1.80%	$14.776242	$10.285203	$18.802454	$15.110998

See accompanying notes.

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2006

	WRL Capital Guardian Value Subaccount	WRL Clarion Global Real Estate Securities Subaccount	WRL Federated Growth & Income Subaccount	WRL Transamerica Science & Technology Subaccount
Assets
Investment in securities:
Number of shares	3,215,359.947	7,761,897.452	14,953,788.972	3,418,535.973

Cost	$57,143,855	$130,214,144	$232,552,329	$12,745,170

Investments in mutual funds, at net asset value	$68,330,381	$190,561,871	$230,400,119	$13,775,697
Receivable for units sold	242	—	—	261

Total assets	68,330,623	190,561,871	230,400,119	13,775,958

Liabilities
Payable for units redeemed	—	208	1,254	—

	$68,330,623	$190,561,663	$230,398,865	$13,775,958

Net Assets:
Deferred annuity contracts terminable by owners	$68,330,623	$190,561,663	$230,398,865	$13,775,958

Total net assets	$68,330,623	$190,561,663	$230,398,865	$13,775,958

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2006

	WRL Capital Guardian Value Subaccount	WRL Clarion Global Real Estate Securities Subaccount	WRL Federated Growth & Income Subaccount	WRL Transamerica Science & Technology Subaccount
Accumulation units outstanding:
M&E - 1.25%	1,313,282	1,583,289	2,062,568	537,200

M&E - 1.40%	2,506,241	3,458,947	4,516,150	2,071,614

M&E - 1.65%	686,925	604,750	1,006,237	712,726

M&E - 1.80%	80,724	68,259	100,101	73,469

M&E - 0.65%	—	—	—	—

M&E - 1.25%	41,152	71,362	175,055	5,087

M&E - 1.65%	9,487	50,050	45,115	948

M&E - 1.40%	2,076	31,750	27,966	3,577

M&E - 1.80%	27	3,971	1,692	—

Accumulation unit value:
M&E - 1.25%	$14.794235	$31.891559	$31.513082	$4.068611

M&E - 1.40%	$14.690838	$31.478869	$30.919430	$4.028313

M&E - 1.65%	$14.520467	$40.289328	$20.266428	$3.961428

M&E - 1.80%	$14.419199	$39.957662	$20.099472	$3.921705

M&E - 0.65%	$198.430636	$275.021967	$143.278736	$155.850552

M&E - 1.25%	$17.957008	$26.204911	$13.492511	$13.954258

M&E - 1.65%	$17.695524	$25.823373	$13.295968	$13.750880

M&E - 1.40%	$17.858355	$26.060974	$13.418361	$13.877553

M&E - 1.80%	$17.598403	$25.681713	$13.222965	$13.675628

See accompanying notes.

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2006

	WRL J.P. Morgan Mid-Cap Value Subaccount	WRL JP Morgan Enhanced Index Subaccount	WRL Marsico Growth Subaccount	WRL BlackRock Large Cap Value Subaccount
Assets
Investment in securities:
Number of shares	3,072,033.351	748,531.868	3,018,923.943	6,245,471.792

Cost	$41,886,892	$10,251,288	$25,497,931	$99,763,216

Investments in mutual funds, at net asset value	$50,993,883	$12,239,061	$32,843,673	$129,910,793
Receivable for units sold	230	125	—	—

Total assets	50,994,113	12,239,186	32,843,673	129,910,793

Liabilities
Payable for units redeemed	—	—	324	50

	$50,994,113	$12,239,186	$32,843,349	$129,910,743

Net Assets:
Deferred annuity contracts terminable by owners	$50,994,113	$12,239,186	$32,843,349	$129,910,743

Total net assets	$50,994,113	$12,239,186	$32,843,349	$129,910,743

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2006

	WRL J.P. Morgan Mid-Cap Value Subaccount	WRL JP Morgan Enhanced Index Subaccount	WRL Marsico Growth Subaccount	WRL BlackRock Large Cap Value Subaccount
Accumulation units outstanding:
M&E - 1.25%	614,858	236,628	681,645	1,476,190

M&E - 1.40%	1,797,202	440,597	1,973,884	2,817,033

M&E - 1.65%	427,796	181,162	590,559	942,492

M&E - 1.80%	38,854	44,671	51,220	76,791

M&E - 0.65%	—	—	—	—

M&E - 1.25%	14,635	11,174	13,853	47,834

M&E - 1.65%	6,898	16,496	6,283	22,153

M&E - 1.40%	7,918	1,425	2,222	4,812

M&E - 1.80%	—	1,169	1,208	1,817

Accumulation unit value:
M&E - 1.25%	$17.771073	$13.151946	$10.130629	$25.723888

M&E - 1.40%	$17.567386	$13.059945	$10.014514	$25.315552

M&E - 1.65%	$17.111235	$12.908528	$9.086311	$18.787596

M&E - 1.80%	$16.970212	$12.818507	$9.011377	$18.632616

M&E - 0.65%	$192.221017	$168.060756	$155.942913	$214.479869

M&E - 1.25%	$17.600236	$15.395005	$14.625998	$19.476150

M&E - 1.65%	$17.343946	$15.171316	$14.412971	$19.192602

M&E - 1.40%	$17.503666	$15.310187	$14.545628	$19.368886

M&E - 1.80%	$17.248790	$15.087644	$14.333955	$19.087427

See accompanying notes.

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2006

	WRL MFS High Yield Subaccount	WRL Munder Net50 Subaccount	WRL PIMCO Total Return Subaccount	WRL Legg Mason Partners All Cap Subaccount
Assets
Investment in securities:
Number of shares	2,537,283.071	1,936,434.781	4,241,994.936	6,538,261.590

Cost	$24,502,077	$16,355,263	$45,754,793	$85,559,115

Investments in mutual funds, at net asset value	$24,058,498	$19,979,808	$46,578,225	$96,306,195
Receivable for units sold	—	—	—	698

Total assets	24,058,498	19,979,808	46,578,225	96,306,893

Liabilities
Payable for units redeemed	158	380	168	—

	$24,058,340	$19,979,428	$46,578,057	$96,306,893

Net Assets:
Deferred annuity contracts terminable by owners	$24,058,340	$19,979,428	$46,578,057	$96,306,893

Total net assets	$24,058,340	$19,979,428	$46,578,057	$96,306,893

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2006

	WRL MFS High Yield Subaccount	WRL Munder Net50 Subaccount	WRL PIMCO Total Return Subaccount	WRL Legg Mason Partners All Cap Subaccount
Accumulation units outstanding:
M&E - 1.25%	402,868	273,126	954,477	1,191,798

M&E - 1.40%	1,206,639	1,070,811	2,105,599	3,814,746

M&E - 1.65%	185,148	547,161	754,893	530,299

M&E - 1.80%	20,783	101,559	88,078	65,008

M&E - 0.65%	—	—	—	—

M&E - 1.25%	38,759	20,703	65,107	40,836

M&E - 1.65%	4,137	4,174	37,319	6,805

M&E - 1.40%	1,176	4,218	12,427	5,083

M&E - 1.80%	2,924	—	32	830

Accumulation unit value:
M&E - 1.25%	$12.988784	$10.148568	$11.710981	$17.377182

M&E - 1.40%	$12.917803	$10.030739	$11.629082	$17.178027

M&E - 1.65%	$12.799599	$9.244433	$11.494212	$15.444806

M&E - 1.80%	$12.729418	$9.168175	$11.414041	$15.317467

M&E - 0.65%	$132.776418	$187.251977	$112.412302	$180.158799

M&E - 1.25%	$12.888243	$16.451297	$10.779317	$16.492613

M&E - 1.65%	$12.700223	$16.211790	$10.622247	$16.252402

M&E - 1.40%	$12.817409	$16.360938	$10.720229	$16.401975

M&E - 1.80%	$12.630889	$16.122945	$10.563998	$16.163711

See accompanying notes.

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2006

	WRL T. Rowe Price Equity Income Subaccount	WRL T. Rowe Price Small Cap Subaccount	WRL Templeton Transamerica Global Subaccount	WRL Third Avenue Value Subaccount
Assets
Investment in securities:
Number of shares	3,431,223.923	4,258,367.047	11,639,705.179	11,200,850.110

Cost	$65,434,960	$45,801,530	$227,373,031	$197,359,885

Investments in mutual funds, at net asset value	$71,409,112	$44,108,492	$256,651,838	$294,909,537
Receivable for units sold	—	1,225	1,212	339

Total assets	71,409,112	44,109,717	256,653,050	294,909,876

Liabilities
Payable for units redeemed	23	—	—	—

	$71,409,089	$44,109,717	$256,653,050	$294,909,876

Net Assets:
Deferred annuity contracts terminable by owners	$71,409,089	$44,109,717	$256,653,050	$294,909,876

Total net assets	$71,409,089	$44,109,717	$256,653,050	$294,909,876

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2006

	WRL T. Rowe Price Equity Income Subaccount	WRL T. Rowe Price Small Cap Subaccount	WRL Templeton Transamerica Global Subaccount	WRL Third Avenue Value Subaccount
Accumulation units outstanding:
M&E - 1.25%	1,580,068	727,891	2,711,611	2,837,628

M&E - 1.40%	3,167,787	1,852,828	3,763,011	5,809,063

M&E - 1.65%	614,666	773,713	861,875	1,337,588

M&E - 1.80%	40,162	57,628	106,331	134,456

M&E - 0.65%	—	—	—	—

M&E - 1.25%	54,713	30,678	23,791	122,091

M&E - 1.65%	17,105	8,259	8,165	98,774

M&E - 1.40%	11,865	7,352	7,323	40,148

M&E - 1.80%	930	1,218	1,428	3,045

Accumulation unit value:
M&E - 1.25%	$12.973165	$13.415611	$38.691494	$28.848583

M&E - 1.40%	$12.824470	$13.261609	$37.894905	$28.461761

M&E - 1.65%	$13.583717	$10.843880	$8.821986	$28.483874

M&E - 1.80%	$13.471792	$10.754357	$8.138628	$28.249017

M&E - 0.65%	$180.371987	$179.972142	$172.577205	$238.667497

M&E - 1.25%	$16.550841	$16.130048	$16.510262	$22.163155

M&E - 1.65%	$16.309850	$15.895136	$16.269983	$21.840486

M&E - 1.40%	$16.459900	$16.041412	$16.419481	$22.041423

M&E - 1.80%	$16.220390	$15.808010	$16.180614	$21.720825

See accompanying notes.

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2006

	WRL Transamerica Balanced Subaccount	WRL Transamerica Convertible Securities Subaccount	WRL Transamerica Equity Subaccount	WRL Transamerica Growth Opportunities Subaccount
Assets
Investment in securities:
Number of shares	2,595,684.696	1,548,157.212	28,643,457.356	4,593,651.095

Cost	$28,796,581	$17,209,394	$735,298,258	$62,614,797

Investments in mutual funds, at net asset value	$31,796,070	$18,605,935	$743,266,644	$73,440,498
Receivable for units sold	113	375	7,277	1,017

Total assets	31,796,183	18,606,310	743,273,921	73,441,515

Liabilities
Payable for units redeemed	—	—	—	—

	$31,796,183	$18,606,310	$743,273,921	$73,441,515

Net Assets:
Deferred annuity contracts terminable by owners	$31,796,183	$18,606,310	$743,273,921	$73,441,515

Total net assets	$31,796,183	$18,606,310	$743,273,921	$73,441,515

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2006

	WRL Transamerica Balanced Subaccount	WRL Transamerica Convertible Securities Subaccount	WRL Transamerica Equity Subaccount	WRL Transamerica Growth Opportunities Subaccount
Accumulation units outstanding:
M&E - 1.25%	834,953	186,954	19,101,643	1,221,279

M&E - 1.40%	1,026,071	811,580	25,851,207	3,127,296

M&E - 1.65%	488,493	255,244	2,428,769	738,611

M&E - 1.80%	24,133	7,752	304,282	56,265

M&E - 0.65%	—	—	—	—

M&E - 1.25%	15,120	49,546	133,549	60,647

M&E - 1.65%	4,437	3,473	30,916	25,799

M&E - 1.40%	4,182	7,432	48,494	8,557

M&E - 1.80%	—	150	842	6,146

Accumulation unit value:
M&E - 1.25%	$13.353053	$14.175967	$15.587057	$14.043111

M&E - 1.40%	$13.259514	$14.076855	$15.477893	$13.945131

M&E - 1.65%	$13.105656	$13.913643	$15.298474	$13.783217

M&E - 1.80%	$13.014267	$13.816667	$15.191782	$13.687144

M&E - 0.65%	$145.905721	$154.248957	$184.450523	$188.058954

M&E - 1.25%	$13.770903	$14.429358	$17.056813	$17.194871

M&E - 1.65%	$13.570433	$14.219163	$16.808426	$16.944500

M&E - 1.40%	$13.695220	$14.350206	$16.963108	$17.100388

M&E - 1.80%	$13.495894	$14.141311	$16.716419	$16.851599

See accompanying notes.

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2006

	WRL Transamerica Money Market Subaccount	WRL Transamerica Small/Mid-Cap Value Subaccount	WRL Transamerica U.S. Government Securities Subaccount	WRL Transamerica Value Balanced Subaccount
Assets
Investment in securities:
Number of shares	98,721,357.340	1,865,269.260	712,182.796	19,654,320.443

Cost	$98,721,358	$34,324,015	$8,657,346	$255,045,064

Investments in mutual funds, at net asset value	$98,721,358	$36,519,641	$8,452,462	$272,820,885
Receivable for units sold	8,266	144	—	694

Total assets	98,729,624	36,519,785	8,452,462	272,821,579

Liabilities
Payable for units redeemed	—	—	108	—

	$98,729,624	$36,519,785	$8,452,354	$272,821,579

Net Assets:
Deferred annuity contracts terminable by owners	$98,729,624	$36,519,785	$8,452,354	$272,821,579

Total net assets	$98,729,624	$36,519,785	$8,452,354	$272,821,579

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2006

	WRL Transamerica Money Market Subaccount	WRL Transamerica Small/Mid-Cap Value Subaccount	WRL Transamerica U.S. Government Securities Subaccount	WRL Transamerica Value Balanced Subaccount
Accumulation units outstanding:
M&E - 1.25%	1,728,722	872,822	128,289	4,047,553

M&E - 1.40%	3,966,551	1,052,520	404,997	7,046,508

M&E - 1.65%	1,084,650	510,959	179,429	785,420

M&E - 1.80%	137,394	41,931	23,923	51,527

M&E - 0.65%	—	—	—	—

M&E - 1.25%	46,063	13,892	17,932	27,806

M&E - 1.65%	96,141	6,543	2,826	7,274

M&E - 1.40%	11,610	9,705	9,513	7,625

M&E - 1.80%	2,766	558	13	—

Accumulation unit value:
M&E - 1.25%	$16.740677	$14.366897	$11.150247	$23.683613

M&E - 1.40%	$13.801273	$14.874497	$11.072293	$23.260933

M&E - 1.65%	$11.009140	$14.238455	$10.943873	$14.850593

M&E - 1.80%	$10.917993	$14.190635	$10.867557	$14.730856

M&E - 0.65%	$106.794073	$151.741068	$108.432060	$158.793027

M&E - 1.25%	$10.351026	$14.846786	$10.401279	$14.793323

M&E - 1.65%	$10.200619	$14.689686	$10.249678	$14.577865

M&E - 1.40%	$10.294141	$14.787578	$10.343980	$14.712031

M&E - 1.80%	$10.144497	$14.631281	$10.193496	$14.497942

See accompanying notes.

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2006

	WRL Van Kampen Mid-Cap Growth Subaccount	ProFund VP Bull Subaccount	ProFund VP Money Market Subaccount	ProFund VP OTC Subaccount
Assets
Investment in securities:
Number of shares	9,619,625.103	514,070.695	638,407.090	265,360.575

Cost	$268,144,511	$15,685,103	$638,407	$4,256,434

Investments in mutual funds, at net asset value	$202,776,622	$15,627,749	$638,407	$4,200,658
Receivable for units sold	3,008	29	161	18

Total assets	202,779,630	15,627,778	638,568	4,200,676

Liabilities
Payable for units redeemed	—	—	—	—

	$202,779,630	$15,627,778	$638,568	$4,200,676

Net Assets:
Deferred annuity contracts terminable by owners	$202,779,630	$15,627,778	$638,568	$4,200,676

Total net assets	$202,779,630	$15,627,778	$638,568	$4,200,676

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2006

	WRL Van Kampen Mid-Cap Growth Subaccount	ProFund VP Bull Subaccount	ProFund VP Money Market Subaccount	ProFund VP OTC Subaccount
Accumulation units outstanding:
M&E - 1.25%	1,964,347	327,086	2,122	88,398

M&E - 1.40%	3,364,728	928,230	35,549	240,507

M&E - 1.65%	849,549	70,389	25,311	7,542

M&E - 1.80%	114,884	28,664	—	29,361

M&E - 0.65%	—	—	—	—

M&E - 1.25%	26,338	11,271	—	—

M&E - 1.65%	2,596	1,726	—	1,773

M&E - 1.40%	5,603	910	—	899

M&E - 1.80%	8,927	—	—	—

Accumulation unit value:
M&E - 1.25%	$37.163351	$11.429898	$10.152084	$11.409504

M&E - 1.40%	$36.407753	$11.420529	$10.143922	$11.400173

M&E - 1.65%	$6.903697	$11.404990	$10.130394	$11.384659

M&E - 1.80%	$6.846637	$11.395682	$10.122280	$11.375372

M&E - 0.65%	$156.211286	—	—	—

M&E - 1.25%	$14.442297	$11.429898	$10.152084	$11.409504

M&E - 1.65%	$14.231952	$11.404990	$10.130394	$11.384659

M&E - 1.40%	$14.362926	$11.420529	$10.143922	$11.400173

M&E - 1.80%	$14.153916	$11.395682	$10.122280	$11.375372

See accompanying notes.

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2006

	ProFund VP Short Small-Cap Subaccount	ProFund VP Small- Cap Subaccount	Fidelity VIP Contrafund® Subaccount	Fidelity VIP Equity- Income Subaccount
Assets
Investment in securities:
Number of shares	14,110.096	225,409.543	1,752,655.009	1,343,878.084

Cost	$208,249	$8,328,264	$42,230,777	$29,828,637

Investments in mutual funds, at net asset value	$205,584	$8,394,251	$54,525,097	$34,766,126
Receivable for units sold	—	—	474	—

Total assets	205,584	8,394,251	54,525,571	34,766,126

Liabilities
Payable for units redeemed	4	234	—	310

	$205,580	$8,394,017	$54,525,571	$34,765,816

Net Assets:
Deferred annuity contracts terminable by owners	$205,580	$8,394,017	$54,525,571	$34,765,816

Total net assets	$205,580	$8,394,017	$54,525,571	$34,765,816

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2006

	ProFund VP Short Small-Cap Subaccount	ProFund VP Small- Cap Subaccount	Fidelity VIP Contrafund® Subaccount	Fidelity VIP Equity- Income Subaccount
Accumulation units outstanding:
M&E - 1.25%	7,040	164,404	894,769	539,070

M&E - 1.40%	12,535	520,447	2,599,635	1,437,937

M&E - 1.65%	3,824	34,400	607,942	399,323

M&E - 1.80%	—	27,460	76,859	26,224

M&E - 0.65%	—	—	—	—

M&E - 1.25%	—	—	—	—

M&E - 1.65%	—	1,767	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.80%	—	—	—	—

Accumulation unit value:
M&E - 1.25%	$8.792874	$11.223585	$13.188008	$14.627469

M&E - 1.40%	$8.785651	$11.214401	$13.056419	$14.481576

M&E - 1.65%	$8.773667	$11.199132	$12.840575	$14.242188

M&E - 1.80%	$8.766498	$11.189981	$12.712872	$14.100416

M&E - 0.65%	—	—	—	—

M&E - 1.25%	$8.792874	$11.223585	—	—

M&E - 1.65%	$8.773667	$11.199132	—	—

M&E - 1.40%	$8.782614	$11.210539	—	—

M&E - 1.80%	$8.766498	$11.189981	—	—

See accompanying notes.

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2006

	Fidelity VIP Growth Opportunities Subaccount	Fidelity VIP Index 500 Subaccount
Assets
Investment in securities:
Number of shares	365,663.131	2,356.992

Cost	$5,506,199	$309,587

Investments in mutual funds, at net asset value	$6,592,906	$376,859
Receivable for units sold	—	—

Total assets	6,592,906	376,859

Liabilities
Payable for units redeemed	856	6

	$6,592,050	$376,853

Net Assets:
Deferred annuity contracts terminable by owners	$6,592,050	$376,853

Total net assets	$6,592,050	$376,853

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Assets and Liabilities

December 31, 2006

	Fidelity VIP Growth Opportunities Subaccount	Fidelity VIP Index 500 Subaccount
Accumulation units outstanding:
M&E - 1.25%	88,725	—

M&E - 1.40%	544,698	—

M&E - 1.65%	136,561	—

M&E - 1.80%	30,680	—

M&E - 0.65%	—	—

M&E - 1.25%	—	—

M&E - 1.65%	—	—

M&E - 1.40%	—	1,745

M&E - 1.80%	—	27,906

Accumulation unit value:
M&E - 1.25%	$8.338838	—

M&E - 1.40%	$8.255635	—

M&E - 1.65%	$8.119079	—

M&E - 1.80%	$8.038279	—

M&E - 0.65%	—	—

M&E - 1.25%	—	—

M&E - 1.65%	—	—

M&E - 1.40%	—	$12.839611

M&E - 1.80%	—	$12.701826

See accompanying notes.

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	WRL AEGON Bond Subaccount	WRL Asset Allocation - Conservative Subaccount	WRL Asset Allocation - Growth Subaccount	WRL Asset Allocation - Moderate Growth Subaccount
Net investment income (loss)
Income:
Dividends	$5,747,877	$4,433,324	$2,498,043	$8,035,738
Expenses:
Administrative, mortality and expense risk charge	1,535,900	1,986,536	3,852,296	7,147,817

Net investment income (loss)	4,211,977	2,446,788	(1,354,253)	887,921
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	6,261,596	19,107,960	20,790,870
Proceeds from sales	40,506,399	50,095,645	48,590,549	64,818,900
Cost of investments sold	41,867,732	44,959,987	38,633,831	49,889,702

Net realized capital gains (losses) on investments	(1,361,333)	11,397,254	29,064,678	35,720,068
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(3,056,201)	14,399,151	51,475,475	104,605,211
End of period	(3,363,756)	11,272,395	58,666,002	126,094,527

Net change in unrealized appreciation/depreciation of investments	(307,555)	(3,126,756)	7,190,527	21,489,316

Net realized and unrealized capital gains (losses) on investments	(1,668,888)	8,270,498	36,255,205	57,209,384

Increase (decrease) in net assets from operations	$2,543,089	$10,717,286	$34,900,952	$58,097,305

See accompanying notes.

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	WRL Asset Allocation - Moderate Subaccount	WRL International Moderate Growth Subaccount (1)	WRL MFS International Equity Subaccount	WRL Capital Guardian US Equity Subaccount
Net investment income (loss)
Income:
Dividends	$11,611,286	$—	$1,579,698	$176,044
Expenses:
Administrative, mortality and expense risk charge	6,462,131	21,625	1,584,474	458,702

Net investment income (loss)	5,149,155	(21,625)	(4,776)	(282,658)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	20,266,579	—	6,078,322	2,893,888
Proceeds from sales	84,538,888	968,127	23,371,252	9,944,507
Cost of investments sold	69,134,790	964,741	19,084,927	8,263,448

Net realized capital gains (losses) on investments	35,670,677	3,386	10,364,647	4,574,947
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	78,548,978	—	15,828,455	6,136,726
End of period	80,351,460	276,833	26,338,166	4,582,940

Net change in unrealized appreciation/depreciation of investments	1,802,482	276,833	10,509,711	(1,553,786)

Net realized and unrealized capital gains (losses) on investments	37,473,159	280,219	20,874,358	3,021,161

Increase (decrease) in net assets from operations	$42,622,314	$258,594	$20,869,582	$2,738,503

See accompanying notes.

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	WRL Capital Guardian Value Subaccount	WRL Clarion Global Real Estate Securities Subaccount	WRL Federated Growth & Income Subaccount	WRL Transamerica Science & Technology Subaccount
Net investment income (loss)
Income:
Dividends	$882,039	$2,085,725	$4,319,717	$—
Expenses:
Administrative, mortality and expense risk charge	833,088	2,099,043	3,652,682	236,220

Net investment income (loss)	48,951	(13,318)	667,035	(236,220)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	5,547,788	17,010,121	20,198,258	1,168,566
Proceeds from sales	15,244,671	29,290,813	99,418,957	11,165,566
Cost of investments sold	12,046,757	20,050,195	94,535,053	9,697,546

Net realized capital gains (losses) on investments	8,745,702	26,250,739	25,082,162	2,636,586
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	11,534,164	34,305,598	20,023,856	3,533,973
End of period	11,186,526	60,347,727	(2,152,210)	1,030,527

Net change in unrealized appreciation/depreciation of investments	(347,638)	26,042,129	(22,176,066)	(2,503,446)

Net realized and unrealized capital gains (losses) on investments	8,398,064	52,292,868	2,906,096	133,140

Increase (decrease) in net assets from operations	$8,447,015	$52,279,550	$3,573,131	$(103,080)

See accompanying notes.

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	WRL J.P. Morgan Mid-Cap Value Subaccount	WRL JP Morgan Enhanced Index Subaccount	WRL Marsico Growth Subaccount	WRL BlackRock Large Cap Value Subaccount
Net investment income (loss)
Income:
Dividends	$429,918	$99,163	$42,512	$623,926
Expenses:
Administrative, mortality and expense risk charge	765,466	148,526	506,219	1,771,364

Net investment income (loss)	(335,548)	(49,363)	(463,707)	(1,147,438)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	5,063,543	—	—	5,545,246
Proceeds from sales	23,990,983	8,373,801	14,624,025	34,236,144
Cost of investments sold	19,432,945	7,302,243	11,744,774	26,909,484

Net realized capital gains (losses) on investments	9,621,581	1,071,558	2,879,251	12,871,906
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	10,514,631	1,641,525	8,573,085	23,616,402
End of period	9,106,991	1,987,773	7,345,742	30,147,577

Net change in unrealized appreciation/depreciation of investments	(1,407,640)	346,248	(1,227,343)	6,531,175

Net realized and unrealized capital gains (losses) on investments	8,213,941	1,417,806	1,651,908	19,403,081

Increase (decrease) in net assets from operations	$7,878,393	$1,368,443	$1,188,201	$18,255,643

See accompanying notes.

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	WRL MFS High Yield Subaccount	WRL Munder Net50 Subaccount	WRL PIMCO Total Return Subaccount	WRL Legg Mason Partners All Cap Subaccount
Net investment income (loss)
Income:
Dividends	$2,233,080	$—	$1,604,427	$949,720
Expenses:
Administrative, mortality and expense risk charge	285,826	327,434	679,782	1,362,080

Net investment income (loss)	1,947,254	(327,434)	924,645	(412,360)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	261,500	—	—	13,281,502
Proceeds from sales	22,242,852	10,655,438	15,198,233	36,636,817
Cost of investments sold	22,304,951	8,959,241	14,994,546	31,660,233

Net realized capital gains (losses) on investments	199,401	1,696,197	203,687	18,258,086
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(371,617)	5,841,843	744,271	13,362,999
End of period	(443,579)	3,624,545	823,432	10,747,080

Net change in unrealized appreciation/depreciation of investments	(71,962)	(2,217,298)	79,161	(2,615,919)

Net realized and unrealized capital gains (losses) on investments	127,439	(521,101)	282,848	15,642,167

Increase (decrease) in net assets from operations	$2,074,693	$(848,535)	$1,207,493	$15,229,807

See accompanying notes.

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	WRL T. Rowe Price Equity Income Subaccount	WRL T. Rowe Price Small Cap Subaccount	WRL Templeton Transamerica Global Subaccount	WRL Third Avenue Value Subaccount
Net investment income (loss)
Income:
Dividends	$1,207,533	$—	$3,209,497	$2,244,031
Expenses:
Administrative, mortality and expense risk charge	919,133	776,544	3,467,688	4,064,121

Net investment income (loss)	288,400	(776,544)	(258,191)	(1,820,090)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	7,116,872	4,457,521	—	15,200,067
Proceeds from sales	19,380,004	48,746,503	75,638,324	69,654,967
Cost of investments sold	17,730,757	47,096,086	66,224,570	45,916,812

Net realized capital gains (losses) on investments	8,766,119	6,107,938	9,413,754	38,938,222
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	4,293,621	1,911,705	(2,319,068)	96,066,367
End of period	5,974,152	(1,693,038)	29,278,807	97,549,652

Net change in unrealized appreciation/depreciation of investments	1,680,531	(3,604,743)	31,597,875	1,483,285

Net realized and unrealized capital gains (losses) on investments	10,446,650	2,503,195	41,011,629	40,421,507

Increase (decrease) in net assets from operations	$10,735,050	$1,726,651	$40,753,438	$38,601,417

See accompanying notes.

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	WRL Transamerica Balanced Subaccount	WRL Transamerica Convertible Securities Subaccount	WRL Transamerica Equity Subaccount	WRL Transamerica Growth Opportunities Subaccount
Net investment income (loss)
Income:
Dividends	$291,364	$297,023	$—	$175,656
Expenses:
Administrative, mortality and expense risk charge	404,099	269,645	4,844,235	1,118,254

Net investment income (loss)	(112,735)	27,378	(4,844,235)	(942,598)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	739,750	284,791	—	2,023,673
Proceeds from sales	6,153,653	6,852,575	112,929,510	27,348,524
Cost of investments sold	5,603,131	6,445,912	120,932,436	23,001,422

Net realized capital gains (losses) on investments	1,290,272	691,454	(8,002,926)	6,370,775
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	2,179,640	466,404	(32,553,903)	13,796,443
End of period	2,999,489	1,396,541	7,968,386	10,825,701

Net change in unrealized appreciation/depreciation of investments	819,849	930,137	40,522,289	(2,970,742)

Net realized and unrealized capital gains (losses) on investments	2,110,121	1,621,591	32,519,363	3,400,033

Increase (decrease) in net assets from operations	$1,997,386	$1,648,969	$27,675,128	$2,457,435

See accompanying notes.

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	WRL Transamerica Money Market Subaccount	WRL Transamerica Small/Mid-Cap Value Subaccount	WRL Transamerica U.S. Government Securities Subaccount	WRL Transamerica Value Balanced Subaccount
Net investment income (loss)
Income:
Dividends	$5,565,890	$275,228	$320,972	$7,101,133
Expenses:
Administrative, mortality and expense risk charge	1,681,312	465,047	131,424	3,856,456

Net investment income (loss)	3,884,578	(189,819)	189,548	3,244,677
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	2,588,667	11,608	10,767,818
Proceeds from sales	148,615,898	21,072,858	4,349,077	81,349,613
Cost of investments sold	148,615,898	19,692,054	4,492,870	79,343,059

Net realized capital gains (losses) on investments	—	3,969,471	(132,185)	12,774,372
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	1,107,421	(285,986)	(2,379,470)
End of period	—	2,195,626	(204,884)	17,775,821

Net change in unrealized appreciation/depreciation of investments	—	1,088,205	81,102	20,155,291

Net realized and unrealized capital gains (losses) on investments	—	5,057,676	(51,083)	32,929,663

Increase (decrease) in net assets from operations	$3,884,578	$4,867,857	$138,465	$36,174,340

See accompanying notes.

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	WRL Van Kampen Mid-Cap Growth Subaccount	ProFund VP Bull Subaccount (1)	ProFund VP Money Market Subaccount (1)	ProFund VP OTC Subaccount (1)
Net investment income (loss)
Income:
Dividends	$—	$2,810	$210,425	$—
Expenses:
Administrative, mortality and expense risk charge	3,021,632	22,450	77,291	11,756

Net investment income (loss)	(3,021,632)	(19,640)	133,134	(11,756)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	55,073	—	—
Proceeds from sales	78,265,100	40,487,384	71,445,311	6,301,115
Cost of investments sold	104,766,887	40,136,939	71,445,311	6,200,613

Net realized capital gains (losses) on investments	(26,501,787)	405,518	—	100,502
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(112,229,704)	—	—	—
End of period	(65,367,889)	(57,354)	—	(55,776)

Net change in unrealized appreciation/depreciation of investments	46,861,815	(57,354)	—	(55,776)

Net realized and unrealized capital gains (losses) on investments	20,360,028	348,164	—	44,726

Increase (decrease) in net assets from operations	$17,338,396	$328,524	$133,134	$32,970

See accompanying notes.

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	ProFund VP Short Small-Cap Subaccount (1)	ProFund VP Small- Cap Subaccount (1)	Fidelity VIP Contrafund® Subaccount	Fidelity VIP Equity-Income Subaccount
Net investment income (loss)
Income:
Dividends	$6,724	$—	$571,106	$946,144
Expenses:
Administrative, mortality and expense risk charge	38,722	54,562	813,169	437,093

Net investment income (loss)	(31,998)	(54,562)	(242,063)	509,051
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	176,209	4,521,215	3,916,560
Proceeds from sales	28,376,981	24,645,167	21,132,039	5,832,351
Cost of investments sold	29,506,435	24,195,530	15,773,777	4,931,933

Net realized capital gains (losses) on investments	(1,129,454)	625,846	9,879,477	4,816,978
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	16,797,554	5,030,762
End of period	(2,665)	65,987	12,294,320	4,937,489

Net change in unrealized appreciation/depreciation of investments	(2,665)	65,987	(4,503,234)	(93,273)

Net realized and unrealized capital gains (losses) on investments	(1,132,119)	691,833	5,376,243	4,723,705

Increase (decrease) in net assets from operations	$(1,164,117)	$637,271	$5,134,180	$5,232,756

See accompanying notes.

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Operations

Year Ended December 31, 2006, Except as Noted

	Fidelity VIP Growth Opportunities Subaccount	Fidelity VIP Index 500 Subaccount
Net investment income (loss)
Income:
Dividends	$35,352	$5,433
Expenses:
Administrative, mortality and expense risk charge	96,502	6,308

Net investment income (loss)	(61,150)	(875)
Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—
Proceeds from sales	3,656,173	34,625
Cost of investments sold	3,030,656	32,542

Net realized capital gains (losses) on investments	625,517	2,083
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,479,615	24,555
End of period	1,086,707	67,272

Net change in unrealized appreciation/depreciation of investments	(392,908)	42,717

Net realized and unrealized capital gains (losses) on investments	232,609	44,800

Increase (decrease) in net assets from operations	$171,459	$43,925

See accompanying notes.

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	WRL AEGON Bond Subaccount		WRL Asset Allocation - Conservative Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$4,211,977	$5,171,031	$2,446,788	$1,659,854
Net realized capital gains (losses) on investments	(1,361,333)	178,395	11,397,254	15,693,068
Net change in unrealized appreciation/depreciation of investments	(307,555)	(4,127,140)	(3,126,756)	(12,129,993)

Increase (decrease) in net assets from operations	2,543,089	1,222,286	10,717,286	5,222,929
Contract transactions
Net contract purchase payments	2,136,402	2,958,922	2,186,222	3,957,335
Transfer payments from (to) other subaccounts or general account	(7,576,191)	(11,248,865)	8,596,588	9,057,819
Contract terminations, withdrawals, and other deductions	(21,428,720)	(21,323,314)	(27,293,684)	(21,085,774)
Contract maintenance charges	(163,807)	(201,914)	(279,497)	(325,099)

Increase (decrease) in net assets from contract transactions	(27,032,316)	(29,815,171)	(16,790,371)	(8,395,719)

Net increase (decrease) in net assets	(24,489,227)	(28,592,885)	(6,073,085)	(3,172,790)
Net assets:
Beginning of the period	125,153,390	153,746,275	141,292,086	144,464,876

End of the period	$100,664,163	$125,153,390	$135,219,001	$141,292,086

See accompanying notes.

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	WRL Asset Allocation - Growth Subaccount		WRL Asset Allocation - Moderate Growth Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(1,354,253)	$(2,167,210)	$887,921	$(1,366,520)
Net realized capital gains (losses) on investments	29,064,678	19,535,385	35,720,068	25,743,822
Net change in unrealized appreciation/depreciation of investments	7,190,527	6,078,026	21,489,316	11,800,667

Increase (decrease) in net assets from operations	34,900,952	23,446,201	58,097,305	36,177,969
Contract transactions
Net contract purchase payments	8,131,415	9,095,824	13,317,389	15,114,664
Transfer payments from (to) other subaccounts or general account	29,989,292	24,755,807	61,036,308	51,685,664
Contract terminations, withdrawals, and other deductions	(31,562,621)	(24,171,440)	(59,593,347)	(45,264,422)
Contract maintenance charges	(649,380)	(599,530)	(1,160,657)	(1,052,241)

Increase (decrease) in net assets from contract transactions	5,908,706	9,080,661	13,599,693	20,483,665

Net increase (decrease) in net assets	40,809,658	32,526,862	71,696,998	56,661,634
Net assets:
Beginning of the period	250,701,556	218,174,694	472,800,240	416,138,606

End of the period	$291,511,214	$250,701,556	$544,497,238	$472,800,240

See accompanying notes.

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	WRL Asset Allocation - Moderate Subaccount		WRL International Moderate Growth Subaccount
	2006	2005	2006(1)
Operations
Net investment income (loss)	$5,149,155	$1,706,360	$(21,625)
Net realized capital gains (losses) on investments	35,670,677	29,069,717	3,386
Net change in unrealized appreciation/depreciation of investments	1,802,482	(5,712,751)	276,833

Increase (decrease) in net assets from operations	42,622,314	25,063,326	258,594
Contract transactions
Net contract purchase payments	11,239,256	13,468,002	91,636
Transfer payments from (to) other subaccounts or general account	28,701,417	46,147,158	4,168,286
Contract terminations, withdrawals, and other deductions	(64,872,532)	(50,058,948)	(235,109)
Contract maintenance charges	(996,707)	(964,789)	(2,124)

Increase (decrease) in net assets from contract transactions	(25,928,566)	8,591,423	4,022,689

Net increase (decrease) in net assets	16,693,748	33,654,749	4,281,283
Net assets:
Beginning of the period	445,105,148	411,450,399	—

End of the period	$461,798,896	$445,105,148	$4,281,283

See accompanying notes.

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	WRL MFS International Equity Subaccount		WRL Capital Guardian US Equity Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(4,776)	$(553,778)	$(282,658)	$(297,701)
Net realized capital gains (losses) on investments	10,364,647	10,894,928	4,574,947	2,753,497
Net change in unrealized appreciation/depreciation of investments	10,509,711	(1,026,201)	(1,553,786)	(950,594)

Increase (decrease) in net assets from operations	20,869,582	9,314,949	2,738,503	1,505,202
Contract transactions
Net contract purchase payments	2,284,734	2,686,627	612,192	923,183
Transfer payments from (to) other subaccounts or general account	25,692,075	4,777,891	(1,891,366)	(1,212,321)
Contract terminations, withdrawals, and other deductions	(15,560,371)	(10,121,009)	(4,007,108)	(3,811,077)
Contract maintenance charges	(211,108)	(170,896)	(51,620)	(58,132)

Increase (decrease) in net assets from contract transactions	12,205,330	(2,827,387)	(5,337,902)	(4,158,347)

Net increase (decrease) in net assets	33,074,912	6,487,562	(2,599,399)	(2,653,145)
Net assets:
Beginning of the period	92,952,081	86,464,519	34,764,783	37,417,928

End of the period	$126,026,993	$92,952,081	$32,165,384	$34,764,783

See accompanying notes.

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	WRL Capital Guardian Value Subaccount		WRL Clarion Global Real Estate Securities Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$48,951	$(290,791)	$(13,318)	$342,444
Net realized capital gains (losses) on investments	8,745,702	5,955,999	26,250,739	17,750,999
Net change in unrealized appreciation/depreciation of investments	(347,638)	(2,036,844)	26,042,129	(5,244,782)

Increase (decrease) in net assets from operations	8,447,015	3,628,364	52,279,550	12,848,661
Contract transactions
Net contract purchase payments	1,399,929	1,677,102	2,430,155	3,181,781
Transfer payments from (to) other subaccounts or general account	5,056,618	1,807,954	26,805,342	2,867,626
Contract terminations, withdrawals, and other deductions	(6,592,884)	(5,874,520)	(21,350,868)	(16,240,495)
Contract maintenance charges	(115,037)	(111,633)	(248,148)	(212,295)

Increase (decrease) in net assets from contract transactions	(251,374)	(2,501,097)	7,636,481	(10,403,383)

Net increase (decrease) in net assets	8,195,641	1,127,267	59,916,031	2,445,278
Net assets:
Beginning of the period	60,134,982	59,007,715	130,645,632	128,200,354

End of the period	$68,330,623	$60,134,982	$190,561,663	$130,645,632

See accompanying notes.

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	WRL Federated Growth & Income Subaccount		WRL Transamerica Science & Technology Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$667,035	$2,612,437	$(236,220)	$(262,294)
Net realized capital gains (losses) on investments	$25,082,162	33,170,226	$2,636,586	4,015,379
Net change in unrealized appreciation/depreciation of investments	$(22,176,066)	(25,076,924)	$(2,503,446)	(3,958,147)

Increase (decrease) in net assets from operations	$3,573,131	10,705,739	$(103,080)	(205,062)
Contract transactions
Net contract purchase payments	$5,410,302	7,711,443	$687,701	720,813
Transfer payments from (to) other subaccounts or general account	$(39,066,726)	(7,621,531)	$(5,501,780)	(8,422,796)
Contract terminations, withdrawals, and other deductions	$(40,441,222)	(43,711,482)	$(2,493,424)	(3,239,663)
Contract maintenance charges	$(430,595)	(530,243)	$(43,815)	(55,567)

Increase (decrease) in net assets from contract transactions	$(74,528,241)	(44,151,813)	$(7,351,318)	(10,997,213)

Net increase (decrease) in net assets	$(70,955,110)	(33,446,074)	$(7,454,398)	(11,202,275)
Net assets:
Beginning of the period	$301,353,975	334,800,049	$21,230,356	32,432,631

End of the period	$230,398,865	$301,353,975	$13,775,958	$21,230,356

See accompanying notes.

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	WRL J.P. Morgan Mid-Cap Value Subaccount		WRL JP Morgan Enhanced Index Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(335,548)	$(828,453)	$(49,363)	$(40,107)
Net realized capital gains (losses) on investments	9,621,581	7,693,897	1,071,558	728,449
Net change in unrealized appreciation/depreciation of investments	(1,407,640)	(1,855,886)	346,248	(537,771)

Increase (decrease) in net assets from operations	7,878,393	5,009,558	1,368,443	150,571
Contract transactions
Net contract purchase payments	(10,483)	1,499,481	341,588	483,235
Transfer payments from (to) other subaccounts or general account	(11,741,283)	702,055	(1,667,166)	(40,051)
Contract terminations, withdrawals, and other deductions	(7,535,319)	(8,236,862)	(2,189,223)	(1,905,740)
Contract maintenance charges	(98,009)	(128,756)	(22,195)	(26,343)

Increase (decrease) in net assets from contract transactions	(19,385,094)	(6,164,082)	(3,536,996)	(1,488,899)

Net increase (decrease) in net assets	(11,506,701)	(1,154,524)	(2,168,553)	(1,338,328)
Net assets:
Beginning of the period	62,500,814	63,655,338	14,407,739	15,746,067

End of the period	$50,994,113	$62,500,814	$12,239,186	$14,407,739

See accompanying notes.

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	WRL Marsico Growth Subaccount		WRL BlackRock Large Cap Value Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(463,707)	$(500,384)	$(1,147,438)	$(757,625)
Net realized capital gains (losses) on investments	2,879,251	1,573,520	12,871,906	9,507,206
Net change in unrealized appreciation/depreciation of investments	(1,227,343)	1,698,509	6,531,175	5,807,712

Increase (decrease) in net assets from operations	1,188,201	2,771,645	18,255,643	14,557,293
Contract transactions
Net contract purchase payments	605,448	934,833	2,194,178	2,863,952
Transfer payments from (to) other subaccounts or general account	(5,184,555)	6,434,013	2,519,343	29,659,883
Contract terminations, withdrawals, and other deductions	(4,899,397)	(4,331,188)	(18,756,489)	(14,375,799)
Contract maintenance charges	(65,394)	(59,465)	(227,437)	(185,076)

Increase (decrease) in net assets from contract transactions	(9,543,898)	2,978,193	(14,270,405)	17,962,960

Net increase (decrease) in net assets	(8,355,697)	5,749,838	3,985,238	32,520,253
Net assets:
Beginning of the period	41,199,046	35,449,208	125,925,505	93,405,252

End of the period	$32,843,349	$41,199,046	$129,910,743	$125,925,505

See accompanying notes.

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	WRL MFS High Yield Subaccount		WRL Munder Net50 Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$1,947,254	$1,208,664	$(327,434)	$(354,413)
Net realized capital gains (losses) on investments	199,401	(181,091)	1,696,197	2,142,383
Net change in unrealized appreciation/depreciation of investments	(71,962)	(858,708)	(2,217,298)	(1,317,290)

Increase (decrease) in net assets from operations	2,074,693	168,865	(848,535)	470,680
Contract transactions
Net contract purchase payments	302,144	332,024	460,085	601,308
Transfer payments from (to) other subaccounts or general account	4,737,499	9,147,847	(1,463,480)	(5,794,185)
Contract terminations, withdrawals, and other deductions	(3,143,347)	(2,022,557)	(3,115,045)	(3,862,884)
Contract maintenance charges	(24,745)	(16,144)	(48,917)	(52,929)

Increase (decrease) in net assets from contract transactions	1,871,551	7,441,170	(4,167,357)	(9,108,690)

Net increase (decrease) in net assets	3,946,244	7,610,035	(5,015,892)	(8,638,010)
Net assets:
Beginning of the period	20,112,096	12,502,061	24,995,320	33,633,330

End of the period	$24,058,340	$20,112,096	$19,979,428	$24,995,320

See accompanying notes.

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	WRL PIMCO Total Return Subaccount		WRL Legg Mason Partners All Cap Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$924,645	$207,962	$(412,360)	$(935,695)
Net realized capital gains (losses) on investments	203,687	1,687,439	18,258,086	4,207,188
Net change in unrealized appreciation/depreciation of investments	79,161	(1,437,305)	(2,615,919)	(1,177,786)

Increase (decrease) in net assets from operations	1,207,493	458,096	15,229,807	2,093,707
Contract transactions
Net contract purchase payments	1,350,714	2,062,335	1,764,867	2,660,758
Transfer payments from (to) other subaccounts or general account	(1,152,589)	1,973,405	(12,099,954)	(17,449,674)
Contract terminations, withdrawals, and other deductions	(7,427,272)	(7,241,219)	(15,594,774)	(15,175,939)
Contract maintenance charges	(96,000)	(109,854)	(174,042)	(213,664)

Increase (decrease) in net assets from contract transactions	(7,325,147)	(3,315,333)	(26,103,903)	(30,178,519)

Net increase (decrease) in net assets	(6,117,654)	(2,857,237)	(10,874,096)	(28,084,812)
Net assets:
Beginning of the period	52,695,711	55,552,948	107,180,989	135,265,801

End of the period	$46,578,057	$52,695,711	$96,306,893	$107,180,989

See accompanying notes.

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	WRL T. Rowe Price Equity Income Subaccount		WRL T. Rowe Price Small Cap Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$288,400	$284,964	$(776,544)	$(942,856)
Net realized capital gains (losses) on investments	8,766,119	6,561,857	6,107,938	14,947,811
Net change in unrealized appreciation/depreciation of investments	1,680,531	(4,933,914)	(3,604,743)	(8,999,119)

Increase (decrease) in net assets from operations	10,735,050	1,912,907	1,726,651	5,005,836
Contract transactions
Net contract purchase payments	1,248,407	1,794,400	1,060,117	1,964,710
Transfer payments from (to) other subaccounts or general account	(369,054)	8,228,722	(29,951,851)	8,350,244
Contract terminations, withdrawals, and other deductions	(8,119,661)	(8,178,106)	(6,837,934)	(6,669,454)
Contract maintenance charges	(87,422)	(102,720)	(110,150)	(130,947)

Increase (decrease) in net assets from contract transactions	(7,327,730)	1,742,296	(35,839,818)	3,514,553

Net increase (decrease) in net assets	3,407,320	3,655,203	(34,113,167)	8,520,389
Net assets:
Beginning of the period	68,001,769	64,346,566	78,222,884	69,702,495

End of the period	$71,409,089	$68,001,769	$44,109,717	$78,222,884

See accompanying notes.

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	WRL Templeton Transamerica Global Subaccount		WRL Third Avenue Value Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(258,191)	$(974,032)	$(1,820,090)	$(2,189,264)
Net realized capital gains (losses) on investments	9,413,754	(954,817)	38,938,222	16,870,423
Net change in unrealized appreciation/depreciation of investments	31,597,875	16,896,104	1,483,285	26,105,489

Increase (decrease) in net assets from operations	40,753,438	14,967,255	38,601,417	40,786,648
Contract transactions
Net contract purchase payments	3,647,794	4,453,464	5,243,914	6,528,001
Transfer payments from (to) other subaccounts or general account	(15,308,147)	(31,524,550)	3,519,277	33,429,382
Contract terminations, withdrawals, and other deductions	(41,577,514)	(43,655,633)	(37,124,823)	(30,008,659)
Contract maintenance charges	(400,187)	(465,316)	(467,386)	(416,435)

Increase (decrease) in net assets from contract transactions	(53,638,054)	(71,192,035)	(28,829,018)	9,532,289

Net increase (decrease) in net assets	(12,884,616)	(56,224,780)	9,772,399	50,318,937
Net assets:
Beginning of the period	269,537,666	325,762,446	285,137,477	234,818,540

End of the period	$256,653,050	$269,537,666	$294,909,876	$285,137,477

See accompanying notes.

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	WRL Transamerica Balanced Subaccount		WRL Transamerica Convertible Securities Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(112,735)	$(5,824)	$27,378	$160,462
Net realized capital gains (losses) on investments	1,290,272	2,447,116	691,454	2,209,968
Net change in unrealized appreciation/depreciation of investments	819,849	(1,119,894)	930,137	(1,994,734)

Increase (decrease) in net assets from operations	1,997,386	1,321,398	1,648,969	375,696
Contract transactions
Net contract purchase payments	498,889	1,054,726	503,077	734,138
Transfer payments from (to) other subaccounts or general account	12,034,312	(1,445,074)	(8,364)	902,309
Contract terminations, withdrawals, and other deductions	(2,592,669)	(2,189,701)	(2,470,940)	(2,828,497)
Contract maintenance charges	(75,797)	(46,089)	(31,455)	(30,080)

Increase (decrease) in net assets from contract transactions	9,864,735	(2,626,138)	(2,007,682)	(1,222,130)

Net increase (decrease) in net assets	11,862,121	(1,304,740)	(358,713)	(846,434)
Net assets:
Beginning of the period	19,934,062	21,238,802	18,965,023	19,811,457

End of the period	$31,796,183	$19,934,062	$18,606,310	$18,965,023

See accompanying notes.

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	WRL Transamerica Equity Subaccount		WRL Transamerica Growth Opportunities Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(4,844,235)	$(2,728,059)	$(942,598)	$(1,039,585)
Net realized capital gains (losses) on investments	(8,002,926)	(15,376,077)	6,370,775	7,717,928
Net change in unrealized appreciation/depreciation of investments	40,522,289	52,733,305	(2,970,742)	3,273,379

Increase (decrease) in net assets from operations	27,675,128	34,629,169	2,457,435	9,951,722
Contract transactions
Net contract purchase payments	5,919,869	5,805,471	1,502,198	2,314,563
Transfer payments from (to) other subaccounts or general account	484,623,071	(14,927,933)	(1,640,277)	(2,103,181)
Contract terminations, withdrawals, and other deductions	(52,122,458)	(35,808,234)	(9,476,267)	(8,034,065)
Contract maintenance charges	(619,032)	(508,611)	(144,297)	(141,458)

Increase (decrease) in net assets from contract transactions	437,801,450	(45,439,307)	(9,758,643)	(7,964,141)

Net increase (decrease) in net assets	465,476,578	(10,810,138)	(7,301,208)	1,987,581
Net assets:
Beginning of the period	277,797,343	288,607,481	80,742,723	78,755,142

End of the period	$743,273,921	$277,797,343	$73,441,515	$80,742,723

See accompanying notes.

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	WRL Transamerica Money Market Subaccount		WRL Transamerica Small/ Mid-Cap Value Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$3,884,578	$2,063,380	$(189,819)	$(144,823)
Net realized capital gains (losses) on investments	—	—	3,969,471	841,106
Net change in unrealized appreciation/depreciation of investments	—	—	1,088,205	797,865

Increase (decrease) in net assets from operations	3,884,578	2,063,380	4,867,857	1,494,148
Contract transactions
Net contract purchase payments	5,909,088	6,555,852	900,679	919,902
Transfer payments from (to) other subaccounts or general account	21,274,350	35,140,091	4,281,970	22,631,060
Contract terminations, withdrawals, and other deductions	(48,672,743)	(49,968,572)	(3,479,910)	(1,199,989)
Contract maintenance charges	(211,770)	(220,157)	(61,399)	(27,450)

Increase (decrease) in net assets from contract transactions	(21,701,075)	(8,492,786)	1,641,340	22,323,523

Net increase (decrease) in net assets	(17,816,497)	(6,429,406)	6,509,197	23,817,671
Net assets:
Beginning of the period	116,546,121	122,975,527	30,010,588	6,192,917

End of the period	$98,729,624	$116,546,121	$36,519,785	$30,010,588

See accompanying notes.

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	WRL Transamerica U.S. Government Securities Subaccount		WRL Transamerica Value Balanced Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$189,548	$255,264	$3,244,677	$3,778,420
Net realized capital gains (losses) on investments	(132,185)	94,433	12,774,372	24,580,530
Net change in unrealized appreciation/depreciation of investments	81,102	(285,734)	20,155,291	(13,507,267)

Increase (decrease) in net assets from operations	138,465	63,963	36,174,340	14,851,683
Contract transactions
Net contract purchase payments	138,826	447,868	3,267,380	4,826,495
Transfer payments from (to) other subaccounts or general account	(827,120)	649,478	(19,148,168)	(24,811,437)
Contract terminations, withdrawals, and other deductions	(1,216,141)	(2,078,891)	(48,743,757)	(49,463,559)
Contract maintenance charges	(22,432)	(24,843)	(389,729)	(453,827)

Increase (decrease) in net assets from contract transactions	(1,926,867)	(1,006,388)	(65,014,274)	(69,902,328)

Net increase (decrease) in net assets	(1,788,402)	(942,425)	(28,839,934)	(55,050,645)
Net assets:
Beginning of the period	10,240,756	11,183,181	301,661,513	356,712,158

End of the period	$8,452,354	$10,240,756	$272,821,579	$301,661,513

See accompanying notes.

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	WRL Van Kampen Mid-Cap Growth Subaccount		ProFund VP Bull Subaccount
	2006	2005	2006(1)
Operations
Net investment income (loss)	$(3,021,632)	$(3,233,431)	$(19,640)
Net realized capital gains (losses) on investments	(26,501,787)	(42,333,517)	405,518
Net change in unrealized appreciation/depreciation of investments	46,861,815	58,648,488	(57,354)

Increase (decrease) in net assets from operations	17,338,396	13,081,540	328,524
Contract transactions
Net contract purchase payments	3,779,737	5,095,116	6,069
Transfer payments from (to) other subaccounts or general account	(22,173,201)	(30,532,809)	15,396,621
Contract terminations, withdrawals, and other deductions	(35,990,908)	(36,796,406)	(96,966)
Contract maintenance charges	(387,515)	(454,715)	(6,470)

Increase (decrease) in net assets from contract transactions	(54,771,887)	(62,688,814)	15,299,254

Net increase (decrease) in net assets	(37,433,491)	(49,607,274)	15,627,778
Net assets:
Beginning of the period	240,213,121	289,820,395	—

End of the period	$202,779,630	$240,213,121	$15,627,778

See accompanying notes.

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	ProFund VP Money Market Subaccount	ProFund VP OTC Subaccount
	2006(1)	2006(1)
Operations
Net investment income (loss)	$133,134	$(11,756)
Net realized capital gains (losses) on investments	—	100,502
Net change in unrealized appreciation/depreciation of investments	—	(55,776)

Increase (decrease) in net assets from operations	133,134	32,970
Contract transactions
Net contract purchase payments	385,432	48,862
Transfer payments from (to) other subaccounts or general account	1,417,869	4,152,456
Contract terminations, withdrawals, and other deductions	(1,282,522)	(32,619)
Contract maintenance charges	(15,345)	(993)

Increase (decrease) in net assets from contract transactions	505,434	4,167,706

Net increase (decrease) in net assets	638,568	4,200,676
Net assets:
Beginning of the period	—	—

End of the period	$638,568	$4,200,676

See accompanying notes.

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	ProFund VP Short Small-Cap Subaccount	ProFund VP Small-Cap Subaccount
	2006(1)	2006(1)
Operations
Net investment income (loss)	$(31,998)	$(54,562)
Net realized capital gains (losses) on investments	(1,129,454)	625,846
Net change in unrealized appreciation/depreciation of investments	(2,665)	65,987

Increase (decrease) in net assets from operations	(1,164,117)	637,271
Contract transactions
Net contract purchase payments	178,742	17,239
Transfer payments from (to) other subaccounts or general account	1,434,720	8,374,709
Contract terminations, withdrawals, and other deductions	(242,227)	(631,492)
Contract maintenance charges	(1,538)	(3,710)

Increase (decrease) in net assets from contract transactions	1,369,697	7,756,746

Net increase (decrease) in net assets	205,580	8,394,017
Net assets:
Beginning of the period	—	—

End of the period	$205,580	$8,394,017

See accompanying notes.

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Fidelity VIP Contrafund® Subaccount		Fidelity VIP Equity-Income Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(242,063)	$(657,024)	$509,051	$103,447
Net realized capital gains (losses) on investments	9,879,477	1,829,919	4,816,978	2,991,167
Net change in unrealized appreciation/depreciation of investments	(4,503,234)	6,334,094	(93,273)	(2,101,414)

Increase (decrease) in net assets from operations	5,134,180	7,506,989	5,232,756	993,200
Contract transactions
Net contract purchase payments	873,754	1,020,768	673,058	834,545
Transfer payments from (to) other subaccounts or general account	(5,565,926)	15,165,242	2,335,805	(9,258,412)
Contract terminations, withdrawals, and other deductions	(7,828,458)	(5,055,302)	(3,413,651)	(3,144,457)
Contract maintenance charges	(110,696)	(106,132)	(60,147)	(63,824)

Increase (decrease) in net assets from contract transactions	(12,631,326)	11,024,576	(464,935)	(11,632,148)

Net increase (decrease) in net assets	(7,497,146)	18,531,565	4,767,821	(10,638,948)
Net assets:
Beginning of the period	62,022,717	43,491,152	29,997,995	40,636,943

End of the period	$54,525,571	$62,022,717	$34,765,816	$29,997,995

See accompanying notes.

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Statements of Changes in Net Assets

Years Ended December 31, 2006 and 2005, Except as Noted

	Fidelity VIP Growth Opportunities Subaccount		Fidelity VIP Index 500 Subaccount
	2006	2005	2006	2005
Operations
Net investment income (loss)	$(61,150)	$(52,701)	$(875)	$(3,824)
Net realized capital gains (losses) on investments	625,517	381,898	2,083	7,122
Net change in unrealized appreciation/depreciation of investments	(392,908)	111,318	42,717	19,367

Increase (decrease) in net assets from operations	171,459	440,515	43,925	22,665
Contract transactions
Net contract purchase payments	101,917	170,781	14,345	317,938
Transfer payments from (to) other subaccounts or general account	(95,168)	(655,598)	(28,175)	(30,130)
Contract terminations, withdrawals, and other deductions	(1,081,423)	(897,986)	(118)	(22,617)
Contract maintenance charges	(15,897)	(18,551)	(28)	(29)

Increase (decrease) in net assets from contract transactions	(1,090,571)	(1,401,354)	(13,976)	265,162

Net increase (decrease) in net assets	(919,112)	(960,839)	29,949	287,827
Net assets:
Beginning of the period	7,511,162	8,472,001	346,904	59,077

End of the period	$6,592,050	$7,511,162	$376,853	$346,904

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2006

1. Organization and Summary of Significant Accounting Policies

Organization

The WRL Series Annuity Account (the Mutual Fund Account) was established as a variable accumulation deferred annuity separate account of Western Reserve Life Assurance Co. of Ohio (WRL) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Mutual Fund encompasses the following tax-deferred variable annuity Contracts (the Contracts) issued by WRL:

Class A:

WRL Freedom Variable Annuity

WRL Freedom Attainer

Class B:

WRL Freedom Bellwether

WRL Freedom Conqueror

WRL Freedom Wealth Creator

WRL Freedom Premier

Class C:

WRL Freedom Premier

WRL Freedom Access

WRL Freedom Enhancer

Class D:

WRL Freedom Access

WRL Freedom Enhancer

Class E:

WRL Freedom Select

Class F:

WRL Freedom Premier II

Class G:

WRL Freedom Premier II

WRL Freedom Access II

Class H:

WRL Freedom Enhancer II

Class I:

WRL Freedom Enhancer II

The Mutual Fund Account contains multiple investment options referred to as subaccounts. Each subaccount invests exclusively in the corresponding Portfolio (the Portfolio) of a Series Fund. The Mutual Fund Account contains multiple funds. Each is registered as an open-ended management investment company under the Investment Company Act of 1940, as amended.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2006

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Series Fund:

AEGON/Transamerica Series Trust:

AEGON Bond

Asset Allocation - Conservative Portfolio

Asset Allocation - Growth Portfolio

Asset Allocation - Moderate Growth Portfolio

Asset Allocation - Moderate Portfolio

MFS International Equity

Capital Guardian US Equity

Capital Guardian Value

Clarion Global Real Estate Securities

Federated Growth & Income

Transamerica Science & Technology

International Moderate Growth Fund

J.P. Morgan Mid-Cap Value

JP Morgan Enhanced Index

Marsico Growth

BlackRock Large Cap Value

MFS High Yield

Munder Net50

PIMCO Total Return

Leggs Mason Partner All Cap

T. Rowe Price Equity Income

T. Rowe Price Small Cap

Templeton Transamerica Global

Third Avenue Value

Transamerica Balanced

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Money Market

Transamerica Small/Mid-Cap Value

Transamerica U.S. Government Securities

Transamerica Value Balanced

Van Kampen Mid-Cap Growth

Mutual Fund Account classes A, B, C, D, and E invest in AEGON/Transamerica Series Trust initial class shares.

Mutual Fund Account classes F, G, H, and I invest in AEGON/Transamerica Series Trust service class shares.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2006

1. Organization and Summary of Significant Accounting Policies (continued)

Variable Insurance Products Fund-Service Class 2:

Fidelity VIP Index 500

Fidelity-VIP Contrafund® Portfolio

Fidelity-VIP Equity-Income Portfolio

Fidelity-VIP Growth Opportunities Portfolio

Profunds

Profund VP Bull

Profund VP OTC

Profund VP Small-Cap

Profund VP Short Small-Cap

Profund VP Money Market

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Asset Allocation-Growth	May 1, 2002
Asset Allocation-Conservative	May 1, 2002
Asset Allocation - Moderate	May 1, 2002
Asset Allocation-Moderate Growth	May 1, 2002
Capital Guardian Value	May 1, 2002
Capital Guardian U.S. Equity	May 1, 2002
J.P. Morgan Enhanced Index	May 1, 2002
PIMCO Total Return	May 1, 2002
Transamerica Balanced	May 1, 2002
Transamerica Convertible Securities	May 1, 2002
Transamerica Equity	May 1, 2002
Transamerica U.S. Government Securities	May 1, 2002
MFS High Yield	May 1, 2003
Transamerica Small/Mid Cap Value	April 30, 2004
Fidelity VIP Index 500 Portfolio	April 30, 2004
International Moderate Growth Fund	May 1, 2006
Profund VP Bull	June 12, 2006
Profund VP OTC	June 12, 2006
Profund VP Small-Cap	June 12, 2006
Profund VP Short Small-Cap	June 12, 2006
Profund VP Money Market	June 12, 2006

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2006

1. Organization and Summary of Significant Accounting Policies (continued)

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2006:

Portfolio	Formerly

MFS International Equity	America Century International

Templeton Transamerica Global	Templeton Great Companies Global

Transamerica Science & Technology	Great Companies - TechnologySM

BlackRock Large Cap Value	Mercury Large-Cap Value

Legg Mason Partners All Cap	Salomon All Cap

The following Portfolio mergers were made effective during the fiscal year ended December 31, 2006:

Portfolio	Formerly

Transamerica Equity	Great Companies - AmericaSM

Transamerica Equity	Janus Growth

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2006.

Realized capital gains and losses from the sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2006

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2006 were as follows:

	Purchases	Sales
AEGON/Transamerica Series Fund, Inc.:
AEGON Bond
Initial	$17,481,853	$40,241,872
Service	207,348	264,527
Asset Allocation - Conservative Portfolio
Initial	40,177,719	48,125,413
Service	1,804,710	1,970,233
Asset Allocation - Growth Portfolio
Initial	70,687,199	47,751,580
Service	1,361,390	838,968
Asset Allocation - Moderate Growth Portfolio
Initial	97,455,160	63,335,466
Service	2,668,084	1,483,435
Asset Allocation - Moderate Portfolio
Initial	82,039,496	81,192,221
Service	2,194,420	3,346,667
International Moderate Growth Fund
Initial	4,848,302	894,329
Service	120,862	73,798
MFS International Equity
Initial	41,225,298	22,973,700
Service	594,698	397,552
Capital Guardian US Equity
Initial	8,094,858	9,839,359
Service	50,435	105,147
Capital Guardian Value
Initial	20,374,345	15,064,212
Service	467,840	180,459
Clarion Global Real Estate Securities
Initial	52,424,466	28,249,481
Service	1,534,751	1,041,332
Clarion Global Real Estate Securities
Initial	44,785,928	97,067,801
Service	993,601	2,351,156
Transamerica Science & Technology
Initial	4,630,334	10,975,079
Service	32,526	190,487

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2006

2. Investments (continued)

	Purchases	Sales
J.P. Morgan Mid-Cap Value
Initial	$8,505,772	$23,791,983
Service	68,518	199,000
JP Morgan Enhanced Index
Initial	4,611,224	8,258,552
Service	52,312	115,249
Marsico Growth
Initial	4,239,623	14,235,251
Service	19,422	388,774
BlackRock Large Cap Value
Initial	24,175,484	33,666,285
Service	476,336	569,859
MFS High Yield
Initial	26,155,820	21,947,176
Service	213,487	295,676
Munder Net50
Initial	6,109,560	10,366,983
Service	51,547	288,455
PIMCO Total Return
Initial	8,360,035	14,758,516
Service	454,339	439,717
Leggs Mason Partner All Cap
Initial	22,988,461	36,358,409
Service	439,977	278,408
T. Rowe Price Equity Income
Initial	18,870,735	19,090,749
Service	318,420	289,255
T. Rowe Price Small Cap
Initial	15,897,059	47,857,758
Service	501,231	888,745
Templeton Transamerica Global
Initial	21,492,192	75,463,407
Service	348,258	174,917
Third Avenue Value
Initial	52,112,118	67,974,435
Service	2,148,884	1,680,532
Transamerica Balanced
Initial	16,351,208	5,809,662
Service	306,242	343,992
Transamerica Convertible Securities
Initial	4,949,450	6,489,453
Service	209,163	363,122
Transamerica Equity
Initial	543,787,843	112,172,096
Service	1,792,806	757,414

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2006

2. Investments (continued)

	Purchases	Sales
Transamerica Growth Opportunities
Initial	$18,350,895	$26,939,220
Service	457,256	409,304
Transamerica Money Market
Initial	128,211,272	146,178,793
Service	2,657,128	2,437,105
Transamerica Small/Mid-Cap Value
Initial	24,555,728	20,614,571
Service	511,748	458,287
Transamerica U.S. Government Securities
Initial	2,527,147	4,100,664
Service	94,796	248,413
Transamerica Value Balanced
Initial	29,995,683	81,022,246
Service	168,328	327,367
Van Kampen Mid-Cap Growth
Initial	19,106,983	78,006,930
Service	262,657	258,169
Profunds
ProFund VP Bull	55,822,043	40,487,384
ProFund VP Money Market	72,083,717	71,445,311
ProFund VP OTC	10,457,046	6,301,115
ProFund VP Short Small-Cap	29,714,683	28,376,981
ProFund VP Small-Cap	32,523,795	24,645,167
Variable Insurance Products Fund (VIP) - Service Class 2:
Fidelity - VIP Contrafund® Portfolio	12,795,984	21,132,039
Fidelity - VIP Equity-Income Portfolio - Service Class 2	9,790,145	5,832,351
Fidelity - VIP Growth Opportunities Portfolio	2,487,993	3,656,173
Fidelity VIP Index 500	19,779	34,625

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2006

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	WRL AEGON Bond Subaccount	WRL Asset Allocation - Conservative Subaccount	WRL Asset Allocation - Growth Subaccount	WRL Asset Allocation - Moderate Growth Subaccount	WRL Asset Allocation - Moderate Subaccount
Units outstanding at January 1, 2005	8,088,524	12,218,863	18,488,391	35,005,006	34,786,168
Units purchased	1,286,087	3,639,119	7,287,996	10,877,782	9,942,044
Units redeemed and transferred	(2,953,548)	(4,319,318)	(6,577,388)	(9,182,667)	(9,198,668)

Units outstanding at December 31, 2005	6,421,063	11,538,664	19,198,999	36,700,121	35,529,544
Units purchased	377,116	910,857	1,934,725	3,174,602	2,787,100
Units redeemed and transferred	(1,848,679)	(2,221,864)	(1,556,214)	(2,222,699)	(4,772,545)

Units outstanding at December 31, 2006	4,949,500	10,227,657	19,577,510	37,652,024	33,544,099

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2006

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	WRL International Moderate Growth Subaccount(1)	WRL MFS International Equity Subaccount	WRL Capital Guardian US Equity Subaccount	WRL Capital Guardian Value Subaccount	WRL Clarion Global Real Estate Securities Subaccount
Units outstanding at January 1, 2005		8,977,664	3,199,041	4,885,313	6,229,107
Units purchased		2,837,805	939,761	1,687,118	2,086,802
Units redeemed and transferred		(3,101,832)	(1,300,937)	(1,875,578)	(2,642,992)

Units outstanding at December 31, 2005	—	8,713,637	2,837,865	4,696,853	5,672,917
Units purchased	81,332	1,153,767	199,975	414,125	700,560
Units redeemed and transferred	333,124	(39,459)	(620,630)	(471,064)	(501,098)

Units outstanding at December 31, 2006	414,456	9,827,945	2,417,210	4,639,914	5,872,379

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2006

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	WRL Federated Growth & Income Subaccount	WRL Transamerica Science & Technology Subaccount	WRL J.P. Morgan Mid-Cap Value Subaccount	WRL JP Morgan Enhanced Index Subaccount	WRL Marsico Growth Subaccount
Units outstanding at January 1, 2005	12,101,342	7,985,499	4,520,443	1,392,050	3,984,770
Units purchased	2,337,099	4,779,463	3,401,585	676,634	1,951,121
Units redeemed and transferred	(3,856,792)	(7,554,169)	(3,798,196)	(818,409)	(1,617,783)

Units outstanding at December 31, 2005	10,581,649	5,210,793	4,123,832	1,250,275	4,318,108
Units purchased	853,478	355,366	190,318	92,996	325,387
Units redeemed and transferred	(3,500,243)	(2,161,539)	(1,405,989)	(409,949)	(1,322,622)

Units outstanding at December 31, 2006	7,934,884	3,404,620	2,908,161	933,322	3,320,873

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2006

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	WRL BlackRock Large Cap Value Subaccount	WRL MFS High Yield Subaccount	WRL Munder Net50 Subaccount	WRL PIMCO Total Return Subaccount	WRL Legg Mason Partners All Cap Subaccount
Units outstanding at January 1, 2005	5,060,353	1,063,304	3,518,644	4,965,110	9,532,580
Units purchased	3,042,204	2,802,291	1,064,918	1,615,850	1,496,995
Units redeemed and transferred	(2,077,820)	(2,161,638)	(2,119,501)	(1,916,116)	(3,671,335)

Units outstanding at December 31, 2005	6,024,737	1,703,957	2,464,061	4,664,844	7,358,240
Units purchased	576,482	601,641	154,638	261,716	478,093
Units redeemed and transferred	(1,212,097)	(443,165)	(596,948)	(908,627)	(2,180,928)

Units outstanding at December 31, 2006	5,389,122	1,862,433	2,021,751	4,017,933	5,655,405

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2006

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	WRL T. Rowe Price Equity Income Subaccount	WRL T. Rowe Price Small Cap Subaccount	WRL Templeton Transamerica Global Subaccount	WRL Third Avenue Value Subaccount	WRL Transamerica Balanced Subaccount
Units outstanding at January 1, 2005	5,946,958	6,066,354	11,595,230	11,076,885	1,833,340
Units purchased	2,405,840	6,687,070	1,068,449	3,850,368	610,475
Units redeemed and transferred	(2,218,657)	(6,548,047)	(3,496,490)	(3,438,395)	(826,430)

Units outstanding at December 31, 2005	6,134,141	6,205,377	9,167,189	11,488,858	1,617,385
Units purchased	597,935	579,547	830,075	1,175,199	698,004
Units redeemed and transferred	(1,244,779)	(3,325,355)	(2,513,728)	(2,281,265)	82,001

Units outstanding at December 31, 2006	5,487,297	3,459,569	7,483,536	10,382,792	2,397,390

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2006

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	WRL Transamerica Convertible Securities Subaccount	WRL Transamerica Equity Subaccount	WRL Transamerica Growth Opportunities Subaccount	WRL Transamerica Money Market Subaccount	WRL Transamerica Small/ Mid-Cap Value Subaccount
Units outstanding at January 1, 2005	1,576,561	22,953,560	6,687,984	9,298,554	549,959
Units purchased	641,659	4,689,082	1,582,456	26,672,073	2,514,075
Units redeemed and transferred	(744,781)	(8,422,710)	(2,291,372)	(27,292,738)	(670,601)

Units outstanding at December 31, 2005	1,473,439	19,219,932	5,979,068	8,677,889	2,393,433
Units purchased	131,574	2,123,787	678,591	3,006,235	712,137
Units redeemed and transferred	(282,881)	26,555,983	(1,413,059)	(4,610,227)	(596,640)

Units outstanding at December 31, 2006	1,322,132	47,899,702	5,244,600	7,073,897	2,508,930

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2006

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	WRL Transamerica U.S. Government Securities Subaccount	WRL Transamerica Value Balanced Subaccount	WRL Van Kampen Mid-Cap Growth Subaccount	ProFund VP Bull Subaccount(1)	ProFund VP Money Market Subaccount(1)
Units outstanding at January 1, 2005	1,039,734	18,684,899	10,151,337
Units purchased	544,105	1,655,345	1,457,915
Units redeemed and transferred	(637,185)	(5,298,789)	(3,555,020)

Units outstanding at December 31, 2005	946,654	15,041,455	8,054,232	—	—
Units purchased	60,313	1,095,745	681,308	373,217	845,043
Units redeemed and transferred	(240,045)	(4,163,487)	(2,398,569)	995,059	(782,060)

Units outstanding at December 31, 2006	766,922	11,973,713	6,336,971	1,368,276	62,983

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2006

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	ProFund VP OTC Subaccount(1)	ProFund VP Short Small-Cap Subaccount(1)	ProFund VP Small-Cap Subaccount(1)	Fidelity VIP Contrafund® Subaccount	Fidelity VIP Equity- Income Subaccount
Units outstanding at January 1, 2005				4,214,772	3,455,911
Units purchased				2,340,942	229,797
Units redeemed and transferred				(1,332,060)	(1,233,604)

Units outstanding at December 31, 2005	—	—	—	5,223,654	2,452,104
Units purchased	54,212	573,079	524,278	372,039	155,351
Units redeemed and transferred	314,267	(549,680)	224,200	(1,416,488)	(204,902)

Units outstanding at December 31, 2006	368,479	23,399	748,478	4,179,205	2,402,553

Western Reserve Life Assurance Co.

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2006

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Fidelity VIP Growth Opportunities Subaccount	Fidelity VIP Index 500 Subaccount
Units outstanding at January 1, 2005	1,142,199	6,408
Units purchased	216,011	93,586
Units redeemed and transferred	(413,144)	(68,047)

Units outstanding at December 31, 2005	945,066	31,947
Units purchased	88,310	—
Units redeemed and transferred	(232,713)	(2,297)

Units outstanding at December 31, 2006	800,663	29,650

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2006

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
WRL AEGON Bond
	12/31/2006		4,949,500	$111.59	to	$13.49	$100,664,163	5.14%	0.65%	to	1.80%	3.15%	to	2.07%
	12/31/2005		6,421,063	108.18	to	13.21	125,153,390	5.08	0.65	to	1.80	1.54	to	0.48
	12/31/2004		8,088,524	106.54	to	13.15	153,746,275	6.58	0.65	to	1.80	3.70	to	2.66
	12/31/2003		10,620,259	102.73	to	12.81	195,850,734	4.38	0.65	to	1.80	2.73	to	2.36
	12/31/2002		14,273,890	25.65	to	12.51	260,628,457	3.84	1.25	to	1.80	8.61	to	8.01
WRL Asset Allocation - Conservative
	12/31/2006		10,227,657	150.05	to	13.74	135,219,001	3.23	0.65	to	1.80	8.74	to	7.50
	12/31/2005		11,538,664	137.99	to	12.82	141,292,086	2.63	0.65	to	1.80	4.50	to	3.31
	12/31/2004		12,218,863	132.05	to	12.43	144,464,876	0.31	0.65	to	1.80	9.00	to	7.75
	12/31/2003		11,314,070	121.14	to	11.56	123,619,597	0.13	0.65	to	1.80	21.14	to	20.65
	12/31/2002	(1)	6,181,482	9.01	to	8.98	55,637,852	0.00	1.25	to	1.80	(9.86)	to	(10.19)
WRL Asset Allocation - Growth
	12/31/2006		19,577,510	192.73	to	17.35	291,511,214	0.92	0.65	to	1.80	14.87	to	13.56
	12/31/2005		19,198,999	167.78	to	15.32	250,701,556	0.46	0.65	to	1.80	11.51	to	10.24
	12/31/2004		18,488,391	150.46	to	13.94	218,174,694	0.09	0.65	to	1.80	13.44	to	12.14
	12/31/2003		14,665,341	132.63	to	12.46	153,574,422	0.16	0.65	to	1.80	32.63	to	28.39
	12/31/2002	(1)	4,834,576	8.10	to	8.07	39,113,368	0.00	1.25	to	1.80	(18.98)	to	(19.28)
WRL Asset Allocation - Moderate Growth
	12/31/2006		37,652,024	177.18	to	16.11	544,497,238	1.58	0.65	to	1.80	13.10	to	11.81
	12/31/2005		36,700,121	156.66	to	14.45	472,800,240	1.11	0.65	to	1.80	9.20	to	7.96
	12/31/2004		35,005,006	143.46	to	13.41	416,138,606	0.19	0.65	to	1.80	12.81	to	11.51
	12/31/2003		28,667,443	127.17	to	12.06	304,244,767	0.15	0.65	to	1.80	27.17	to	24.83
	12/31/2002	(1)	13,598,552	8.45	to	8.42	114,740,629	0.00	1.25	to	1.80	(15.51)	to	(15.82)
WRL Asset Allocation - Moderate
	12/31/2006		33,544,099	162.08	to	14.78	461,798,896	2.56	0.65	to	1.80	10.76	to	9.50
	12/31/2005		35,529,545	146.34	to	13.53	445,105,148	1.84	0.65	to	1.80	6.75	to	5.53
	12/31/2004		34,786,168	137.08	to	12.86	411,450,399	0.25	0.65	to	1.80	10.67	to	9.40
	12/31/2003		30,968,199	123.87	to	11.78	333,386,267	0.11	0.65	to	1.80	23.87	to	22.57
	12/31/2002	(1)	13,971,672	8.74	to	8.70	121,898,429	0.00	1.25	to	1.80	(12.64)	to	(18.79)
WRL International Moderate Growth
	12/31/2006	(1)	414,456	10.32	to	10.30	4,281,283	0.00	0.65	to	1.80	3.23	to	3.05
WRL MFS International Equity
	12/31/2006		9,827,945	206.71	to	18.80	126,026,993	1.40	0.65	to	1.80	22.27	to	20.88
	12/31/2005		8,713,637	169.05	to	15.57	92,952,081	0.75	0.65	to	1.80	12.07	to	10.86
	12/31/2004		8,977,664	150.85	to	14.10	86,464,519	0.00	0.65	to	1.80	13.51	to	12.30
	12/31/2003		9,036,211	132.89	to	12.57	77,119,038	0.00	0.65	to	1.80	32.89	to	25.30
	12/31/2002		2,797,897	7.21	to	5.43	19,562,922	0.30	1.25	to	1.80	(22.17)	to	(22.59)

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2006

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
WRL Capital Guardian US Equity
	12/31/2006		2,417,210	$169.59	to	$15.11	$32,165,384	0.53%	0.65%	to	1.80%	9.40%	to	8.15%
	12/31/2005		2,837,865	155.03	to	14.00	34,764,783	0.53	0.65	to	1.80	5.62	to	4.42
	12/31/2004		3,197,041	146.78	to	13.44	37,417,928	0.29	0.65	to	1.80	9.06	to	7.80
	12/31/2003		2,565,920	134.59	to	12.50	27,704,830	0.19	0.65	to	1.80	34.59	to	33.99
	12/31/2002	(1)	925,237	8.02	to	7.99	7,411,091	0.31	1.25	to	1.80	(19.83)	to	(20.12)
WRL Capital Guardian Value
	12/31/2006		4,639,914	198.43	to	17.60	68,330,623	1.49	0.65	to	1.80	15.74	to	14.43
	12/31/2005		4,696,853	171.44	to	15.42	60,134,982	0.96	0.65	to	1.80	7.01	to	5.79
	12/31/2004		4,885,313	160.20	to	14.60	59,007,715	1.10	0.65	to	1.80	15.95	to	14.62
	12/31/2003		3,430,087	138.17	to	12.77	35,988,208	0.86	0.65	to	1.80	38.17	to	32.11
	12/31/2002	(1)	1,539,704	7.89	to	7.86	12,134,304	3.29	1.25	to	1.80	(21.09)	to	(21.38)
WRL Clarion Global Real Estate Securities
	12/31/2006		5,872,379	275.02	to	39.96	190,561,663	1.37	0.65	to	1.80	41.35	to	39.75
	12/31/2005		5,672,917	194.56	to	28.59	130,645,632	1.67	0.65	to	1.80	12.74	to	11.46
	12/31/2004		6,229,107	172.57	to	25.65	128,200,354	2.09	0.65	to	1.80	32.00	to	30.49
	12/31/2003		6,000,388	130.74	to	19.66	94,261,032	2.35	0.65	to	1.80	30.74	to	33.24
	12/31/2002		5,812,981	11.51	to	14.75	67,625,367	1.97	1.25	to	1.80	2.31	to	1.75
WRL Federated Growth & Income
	12/31/2006		7,934,884	143.28	to	20.10	230,398,865	1.63	0.65	to	1.80	2.09	to	0.93
	12/31/2005		10,581,649	140.34	to	19.91	301,353,975	2.21	0.65	to	1.80	4.43	to	3.09
	12/31/2004		12,101,342	134.38	to	19.32	334,800,049	2.74	0.65	to	1.80	8.59	to	7.26
	12/31/2003		12,764,449	123.75	to	18.01	331,523,714	4.28	0.65	to	1.80	23.75	to	24.51
	12/31/2002		12,888,753	22.17	to	14.46	273,390,525	5.94	1.25	to	1.80	(0.29)	to	(0.84)
WRL Transamerica Science & Technology
	12/31/2006		3,404,620	155.85	to	13.68	13,775,958	0.00	0.65	to	1.80	0.35	to	(0.79)
	12/31/2005		5,210,793	155.30	to	13.82	21,230,356	0.38	0.65	to	1.80	1.40	to	0.25
	12/31/2004		7,985,499	153.15	to	13.81	32,432,631	0.00	0.65	to	1.80	7.36	to	6.13
	12/31/2003		10,758,129	142.66	to	13.07	40,949,964	0.00	0.65	to	1.80	42.66	to	48.18
	12/31/2002		7,157,169	2.54	to	2.51	18,114,874	0.00	1.25	to	1.80	(38.89)	to	(39.22)
WRL J.P. Morgan Mid-Cap Value
	12/31/2006		2,908,161	192.22	to	17.25	50,994,113	0.79	0.65	to	1.80	16.49	to	15.16
	12/31/2005		4,123,831	165.01	to	15.01	62,500,814	0.22	0.65	to	1.80	8.45	to	7.21
	12/31/2004		4,520,443	152.16	to	14.04	63,655,338	0.04	0.65	to	1.80	13.84	to	12.53
	12/31/2003		4,480,923	133.66	to	12.50	55,862,710	0.11	0.65	to	1.80	33.66	to	29.00
	12/31/2002		4,104,036	9.69	to	9.46	39,527,430	0.00	1.25	to	1.80	(13.80)	to	(14.28)
WRL JP Morgan Enhanced Index
	12/31/2006		933,322	168.06	to	15.09	12,239,186	0.93	0.65	to	1.80	14.57	to	13.26
	12/31/2005		1,250,274	146.69	to	13.36	14,407,739	1.14	0.65	to	1.80	2.79	to	1.62
	12/31/2004		1,392,050	142.71	to	13.18	15,746,067	0.68	0.65	to	1.80	10.30	to	9.03
	12/31/2003		940,071	129.39	to	12.12	9,786,364	0.48	0.65	to	1.80	29.39	to	26.57
	12/31/2002	(1)	459,508	8.10	to	8.07	3,715,594	0.31	1.25	to	1.80	(19.05)	to	(19.35)

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2006

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
WRL Marsico Growth
	12/31/2006		3,320,873	$155.94	to	$14.33	$32,843,349	0.12%	0.65%	to	1.80%	4.68%	to	3.49%
	12/31/2005		4,318,109	148.97	to	13.88	41,199,046	0.08	0.65	to	1.80	7.88	to	6.65
	12/31/2004		3,985,270	138.08	to	13.06	35,449,208	0.00	0.65	to	1.80	11.60	to	10.24
	12/31/2003		4,353,239	123.73	to	11.87	34,998,078	0.00	0.65	to	1.80	23.73	to	24.02
	12/31/2002		3,561,170	6.56	to	5.97	22,939,789	0.10	1.25	to	1.80	(26.90)	to	(27.31)
WRL BlackRock Large Cap Value
	12/31/2006		5,389,122	214.48	to	19.09	129,910,743	0.49	0.65	to	1.80	16.17	to	14.84
	12/31/2005		6,024,737	184.63	to	16.66	125,925,505	0.70	0.65	to	1.80	15.19	to	13.88
	12/31/2004		5,060,353	160.28	to	14.66	93,405,252	1.01	0.65	to	1.80	17.57	to	16.22
	12/31/2003		5,930,145	136.33	to	12.65	94,435,153	0.78	0.65	to	1.80	36.33	to	27.40
	12/31/2002		6,774,511	12.99	to	9.62	85,333,200	2.04	1.25	to	1.80	(15.28)	to	(15.74)
WRL MFS High Yield
	12/31/2005		1,862,433	132.78	to	12.73	24,058,340	11.05	0.65	to	1.80	10.23	to	8.98
	12/31/2005		1,703,957	120.45	to	11.68	20,112,096	10.21	0.65	to	1.80	1.16	to	0.00
	12/31/2004		1,063,304	119.08	to	11.68	12,502,061	4.95	0.65	to	1.80	9.05	to	7.80
	12/31/2003	(1)	978,123	109.19	to	10.84	10,627,516	1.05	0.65	to	1.80	9.08	to	8.31
WRL Munder Net50
	12/31/2006		2,021,751	187.25	to	16.12	19,979,428	0.00	0.65	to	1.80	(0.65)	to	(1.78)
	12/31/2005		2,464,060	188.47	to	16.46	24,995,320	0.00	0.65	to	1.80	7.37	to	6.14
	12/31/2004		3,518,644	175.54	to	15.55	33,633,330	0.00	0.65	to	1.80	14.59	to	13.28
	12/31/2003		4,289,213	153.19	to	13.77	35,993,834	0.00	0.65	to	1.80	53.19	to	63.54
	12/31/2002		2,183,572	5.14	to	4.74	11,091,518	0.00	1.25	to	1.80	(39.18)	to	(39.52)
WRL PIMCO Total Return
	12/31/2006		4,017,933	112.41	to	11.41	46,578,057	3.31	0.65	to	1.80	3.44	to	2.36
	12/31/2005		4,664,844	108.67	to	11.15	52,695,711	1.79	0.65	to	1.80	1.67	to	0.51
	12/31/2004		4,966,110	106.89	to	11.09	55,552,948	1.45	0.65	to	1.80	3.72	to	2.63
	12/31/2003		5,689,183	103.06	to	10.81	61,837,421	1.24	0.65	to	1.80	3.06	to	2.97
	12/31/2002	(1)	4,953,168	10.53	to	10.49	52,108,715	0.00	1.25	to	1.80	5.31	to	4.92
WRL Legg Mason Partners All Cap
	12/31/2006		5,655,405	180.16	to	16.16	96,306,893	0.96	0.65	to	1.80	17.72	to	16.45
	12/31/2005		7,358,240	153.04	to	13.91	107,180,989	0.58	0.65	to	1.80	3.41	to	2.23
	12/31/2004		9,532,580	148.00	to	13.64	135,265,801	0.22	0.65	to	1.80	8.43	to	7.19
	12/31/2003		11,337,624	136.49	to	12.76	149,572,286	0.38	0.65	to	1.80	36.49	to	32.67
	12/31/2002		12,109,530	10.04	to	9.04	120,270,888	0.98	1.25	to	1.80	(25.65)	to	(26.06)
WRL T. Rowe Price Equity Income
	12/31/2006		5,487,297	180.37	to	16.22	71,409,089	1.81	0.65	to	1.80	18.19	to	16.85
	12/31/2005		6,134,141	152.61	to	13.91	68,001,769	1.83	0.65	to	1.80	3.44	to	2.26
	12/31/2004		5,945,958	147.54	to	13.64	64,346,566	1.34	0.65	to	1.80	14.15	to	12.76
	12/31/2003		4,685,002	129.25	to	12.13	44,709,838	1.81	0.65	to	1.80	29.25	to	24.53
	12/31/2002		4,204,729	7.56	to	8.02	31,845,827	0.48	1.25	to	1.80	(19.83)	to	(20.27)
WRL T. Rowe Price Small Cap
	12/31/2006		3,459,569	179.97	to	15.81	44,109,717	0.00	0.65	to	1.80	2.92	to	1.75
	12/31/2005		6,205,377	174.87	to	15.57	78,222,884	0.00	0.65	to	1.80	9.82	to	8.64
	12/31/2004		6,066,354	159.23	to	14.36	69,702,495	0.00	0.65	to	1.80	9.65	to	8.39
	12/31/2003		5,716,972	145.22	to	13.28	60,529,341	0.00	0.65	to	1.80	45.22	to	37.82
	12/31/2002		3,766,557	7.94	to	6.51	28,972,396	0.00	1.25	to	1.80	(28.25)	to	(28.65)

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2006

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
WRL Templeton Transamerica Global
	12/31/2006		7,483,536	$172.58	to	$16.18	$256,653,050	1.24%	0.65%	to	1.80%	18.02%	to	16.68%
	12/31/2005		9,167,189	146.22	to	13.91	269,537,666	1.02	0.65	to	1.80	6.77	to	5.56
	12/31/2004		11,594,230	136.95	to	13.20	325,762,446	0.00	0.65	to	1.80	8.35	to	7.11
	12/31/2003		5,386,364	126.39	to	12.36	349,861,265	0.00	0.65	to	1.80	26.39	to	23.37
	12/31/2002		2,779,161	23.70	to	5.10	376,763,081	2.48	1.25	to	1.80	(26.94)	to	(27.35)
WRL Third Avenue Value
	12/31/2006		10,382,792	238.67	to	28.25	294,909,876	0.77	0.65	to	1.80	15.32	to	14.01
	12/31/2005		11,488,858	206.96	to	24.78	285,137,477	0.55	0.65	to	1.80	18.04	to	16.69
	12/31/2004		11,076,885	175.33	to	21.23	234,818,540	0.65	0.65	to	1.80	24.00	to	22.57
	12/31/2003		10,651,745	141.40	to	17.32	183,893,045	0.44	0.65	to	1.80	41.40	to	34.74
	12/31/2002		10,184,382	12.84	to	12.85	130,067,912	1.78	1.25	to	1.80	(12.97)	to	(13.44)
WRL Transamerica Balanced
	12/31/2006		2,397,390	145.91	to	13.50	31,796,183	1.02	0.65	to	1.80	8.42	to	7.19
	12/31/2005		1,617,385	134.57	to	12.64	19,934,062	1.39	0.65	to	1.80	7.27	to	6.04
	12/31/2004		1,833,340	125.46	to	11.93	21,238,802	1.21	0.65	to	1.80	10.43	to	9.17
	12/31/2003		1,886,892	113.61	to	10.96	19,932,314	0.18	0.65	to	1.80	13.61	to	11.80
	12/31/2002	(1)	2,011,863	9.41	to	9.38	18,911,922	0.20	1.25	to	1.80	(5.89)	to	(6.24)
WRL Transamerica Convertible Securities
	12/31/2006		1,322,132	154.25	to	14.14	18,606,310	1.56	0.65	to	1.80	10.18	to	8.93
	12/31/2005		1,473,438	139.99	to	13.01	18,965,023	2.27	0.65	to	1.80	3.21	to	2.03
	12/31/2004		1,576,561	135.64	to	12.79	19,811,457	2.01	0.65	to	1.80	12.44	to	11.15
	12/31/2003		1,266,197	120.63	to	11.53	14,263,068	0.16	0.65	to	1.80	20.63	to	21.39
	12/31/2002	(1)	331,353	9.24	to	9.21	3,058,694	0.00	1.25	to	1.80	(7.58)	to	(7.92)
WRL Transamerica Equity
	12/31/2006		47,899,702	184.45	to	16.72	743,273,921	0.00	0.65	to	1.80	8.07	to	6.78
	12/31/2005		19,219,932	170.67	to	15.70	277,797,343	0.35	0.65	to	1.80	15.78	to	14.46
	12/31/2004		22,953,560	147.40	to	13.75	288,607,481	0.00	0.65	to	1.80	15.14	to	13.74
	12/31/2003		5,138,138	128.02	to	12.11	56,608,616	0.00	0.65	to	1.80	28.02	to	28.81
	12/31/2002	(1)	3,176,910	8.51	to	8.48	27,010,314	0.00	1.25	to	1.80	(14.90)	to	(15.21)
WRL Transamerica Growth Opportunities
	12/31/2006		5,244,600	188.06	to	16.85	73,441,515	0.22	0.65	to	1.80	4.42	to	3.23
	12/31/2005		5,979,068	180.09	to	16.36	80,742,723	0.00	0.65	to	1.80	15.41	to	14.16
	12/31/2004		6,687,984	156.05	to	14.36	78,755,142	0.00	0.65	to	1.80	15.87	to	14.54
	12/31/2003		2,363,757	134.68	to	12.55	24,218,170	0.00	0.65	to	1.80	34.68	to	28.80
	12/31/2002	(1)	494,715	7.90	to	7.87	3,901,584	0.00	1.25	to	1.80	(21.03)	to	(21.32)
WRL Transamerica Money Market
	12/31/2006		7,073,897	106.79	to	10.92	98,729,624	4.69	0.65	to	1.80	4.05	to	2.87
	12/31/2005		8,677,889	102.63	to	10.61	116,546,121	2.93	0.65	to	1.80	2.22	to	1.05
	12/31/2004		9,297,554	100.41	to	10.50	122,975,527	0.97	0.65	to	1.80	0.35	to	(0.80)
	12/31/2003		16,428,223	100.06	to	10.59	217,264,636	0.81	0.65	to	1.80	0.06	to	(0.88)
	12/31/2002		32,400,843	16.04	to	10.70	430,002,028	1.43	1.25	to	1.80	0.19	to	(0.36)
WRL Transamerica Small/Mid-Cap Value
	12/31/2006		2,508,930	151.74	to	14.63	36,519,785	0.83	0.65	to	1.80	17.29	to	15.96
	12/31/2005		2,393,433	129.37	to	12.64	30,010,588	0.44	0.65	to	1.80	12.83	to	11.54
	12/31/2004	(1)	547,959	114.66	to	11.37	6,192,917	0.00	0.65	to	1.80	14.66	to	34.41

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2006

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
WRL Transamerica U.S. Government Securities
	12/31/2006		766,922	$108.43	to	$10.87	$8,452,354	3.51%	0.65%	to	1.80%	2.60%	to	1.44%
	12/31/2005		946,654	105.68	to	10.71	10,240,756	3.83	0.65	to	1.80	1.38	to	0.41
	12/31/2004		1,039,734	104.25	to	10.67	11,183,181	3.47	0.65	to	1.80	2.50	to	1.45
	12/31/2003		1,410,880	101.71	to	10.52	14,907,508	2.09	0.65	to	1.80	1.71	to	1.05
	12/31/2002		1,521,889	10.44	to	10.40	15,870,127	2.19	1.25	to	1.80	4.40	to	4.02
WRL Transamerica Value Balanced
	12/31/2006		11,973,713	158.79	to	14.73	272,821,579	2.50	0.65	to	1.80	14.52	to	13.22
	12/31/2005		15,041,454	138.66	to	13.01	301,661,513	2.54	0.65	to	1.80	5.90	to	4.70
	12/31/2004		18,684,899	130.93	to	12.43	356,712,158	1.43	0.65	to	1.80	9.16	to	8.00
	12/31/2003		10,177,287	119.94	to	11.51	178,738,202	3.02	0.65	to	1.80	19.94	to	17.95
	12/31/2002		12,416,361	15.34	to	9.75	185,811,556	3.44	1.25	to	1.80	(14.90)	to	(15.36)
WRL Van Kampen Mid-Cap Growth
	12/31/2006		6,336,971	156.21	to	14.15	202,779,630	0.00	0.65	to	1.80	9.20	to	7.95
	12/31/2005		8,054,232	143.06	to	13.15	240,213,121	0.09	0.65	to	1.80	6.94	to	5.64
	12/31/2004		10,151,337	133.77	to	12.47	289,820,395	0.00	0.65	to	1.80	6.56	to	5.23
	12/31/2003		12,517,207	125.54	to	11.88	343,734,722	0.00	0.65	to	1.80	25.54	to	25.80
	12/31/2002		14,658,277	24.07	to	4.53	327,686,600	0.08	1.25	to	1.80	(33.89)	to	(34.26)
ProFund VP Bull
	12/31/2006	(1)	1,368,276	11.43	to	11.40	15,627,778	0.05	0.65	to	1.80	14.30	to	13.96
ProFund VP Money Market
	12/31/2006	(1)	62,983	10.15	to	10.12	638,568	3.45	0.65	to	1.80	1.52	to	1.22
ProFund VP OTC
	12/31/2006	(1)	368,479	11.41	to	11.38	4,200,676	0.00	0.65	to	1.80	14.10	to	13.75
ProFund VP Short Small-Cap
	12/31/2006	(1)	23,399	8.79	to	8.77	205,580	0.15	0.65	to	1.80	(12.07)	to	(12.34)
ProFund VP Small-Cap
	12/31/2006	(1)	748,478	11.22	to	11.19	8,394,017	0.00	0.65	to	1.80	12.24	to	11.90
Fidelity VIP Contrafund®
	12/31/2006		4,179,205	13.19	to	12.71	54,525,571	0.98	1.25	to	1.80	10.05	to	9.45
	12/31/2005		5,223,653	11.98	to	11.61	62,022,717	0.11	1.25	to	1.80	15.20	to	14.57
	12/31/2004		4,214,772	10.40	to	10.14	43,491,152	0.21	1.25	to	1.80	13.73	to	13.10
	12/31/2003		3,959,558	9.15	to	8.96	35,982,974	1.72	1.25	to	1.80	26.48	to	25.84
	12/31/2002		3,853,397	7.22	to	7.12	27,723,800	0.48	1.25	to	1.80	(10.73)	to	(11.22)
Fidelity VIP Equity-Income
	12/31/2006		2,402,553	14.63	to	14.10	34,765,816	3.04	1.25	to	1.80	18.45	to	17.80
	12/31/2005		2,452,104	12.35	to	11.97	29,997,995	1.72	1.25	to	1.80	4.26	to	3.69
	12/31/2004		3,455,911	11.84	to	11.54	40,636,943	1.49	1.25	to	1.80	9.85	to	9.24
	12/31/2003		3,952,819	10.78	to	10.57	42,384,239	0.26	1.25	to	1.80	28.29	to	27.64
	12/31/2002		3,570,381	8.40	to	8.27	29,860,133	1.48	1.25	to	1.80	(18.18)	to	(18.63)
Fidelity VIP Growth Opportunities
	12/31/2006		800,663	8.34	to	8.04	6,592,050	0.52	1.25	to	1.80	3.82	to	3.25
	12/31/2005		945,066	8.03	to	7.79	7,511,162	0.71	1.25	to	1.80	7.33	to	6.74
	12/31/2004		1,142,199	7.48	to	7.29	8,472,001	0.35	1.25	to	1.80	5.56	to	4.98
	12/31/2003		1,276,728	7.09	to	6.95	8,989,302	0.44	1.25	to	1.80	27.67	to	27.03
	12/31/2002		1,209,803	5.55	to	5.47	6,680,909	0.80	1.25	to	1.80	(22.98)	to	(23.40)

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2006

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity VIP Index 500
	12/31/2006		29,650	$12.84	to	$12.70	$376,853	1.52%	1.40%	to	1.80%	13.85%	to	13.39%
	12/31/2005		31,947	11.28	to	11.20	346,904	0.37	1.40	to	1.80	3.11	to	2.69
	12/31/2004	(1)	5,408	10.94	to	10.91	59,077	0.00	1.40	to	1.80	9.40	to	9.09

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest. These ratios are annualized for periods less than one year. The investment income ratios have been restated for 2002 through 2005 due to a change in the calculation methodology.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded.

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Western Reserve Life Assurance Co. of Ohio

WRL Series Annuity Account

Notes to Financial Statements

December 31, 2006

5. Administrative, Mortality, and Expense Risk Charge

No deduction for sales expenses is made from the purchase payments. A contingent deferred sales charge may, however, be assessed against contract values when withdrawn or surrendered. On each anniversary through maturity date and at surrender, WRL will deduct an annual Contract charge as partial compensation for providing administrative services under the Contracts.

A daily charge as a percentage of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks and administrative services in connection with issuance and administration of the Contracts. This charge (not assessed on the individual contract level) effectively reduces the value of a unit outstanding during the year. The following reflects the annual rate for daily charges as assessed by each Annuity Account class:

Class A	1.25%
Class B	1.40%
Class C	1.65%
Class D	1.80%
Class E	0.65%
Class F	1.25%
Class G	1.65%
Class H	1.40%
Class I	1.80%

6. Income Taxes

Operations of the Mutual Fund Account form a part of WRL, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of WRL for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from WRL. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to WRL, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

WRL Series Annuity Account

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

The financial statements for the WRL Series Annuity Account and for Western Reserve Life Assurance Co. of Ohio (“Western Reserve”) are included in Part B.

(b)	Exhibits

(1)	Copy of Resolution of the Board of Directors of Western Reserve establishing the separate account 1/

(2)	Not Applicable

(3)	Distribution of Contracts

(a)	Master Service and Distribution Compliance Agreement 1/

(b)	Amendment to Master Service and Distribution Compliance Agreement 2/

(c)	Form of Broker/Dealer Supervisory and Service Agreement 2/

(d)	Principal Underwriting Agreement 2/

(e)	First Amendment to Principal Underwriting Agreement 2/

(f)	Second Amendment to Principal Underwriting Agreement. 3/

(g)	Third Amendment to Principal Underwriting Agreement. 4/

(h)	Amended and Reinstated Principal Underwriting Agreement between WRL and AFSG. Note 26

(i)	First Amendment to Amended and Reinstated Principal Underwriting Agreement. Note 26

(j)	Amendment No. 2 to Amended and Reinstated Principal Underwriting Agreement. Note 27

(4)	(a) Specimen Flexible Payment Variable Accumulation Deferred Annuity Contract (VA25) 5/

(b)	Specimen Flexible Payment Variable Accumulation Deferred Annuity Contract (VA32) 6/

(c)	Annual Step-Up Death Benefit (GDB10) 7/

(d)	Guaranteed Minimum Income Benefit Rider (GIB01) 8/

(e)	Guaranteed Minimum Income Benefit Rider (GIB02) 9/

(f)	Tax Sheltered Annuity Endorsement (EA125) 10/

(g)	Endorsement – Contract Loan Provisions (EA126) 10/

(h)	Endorsement Dollar Cost Averaging (EA134) 10/

(i)	Endorsement - Asset Rebalancing Program (EA135) 10/

(j)	Additional Earnings Rider (AER01) 9/

(k)	Additional Earnings Rider (AER02) 11/

(l)	Split Contract Endorsement (EA141) 11/

(m)	Guaranteed Minimum Death Benefit Endorsements

(i)	(EA138A, EA139A, EA139B) 9/

(ii)	(EA142, EA145) 11/

(5)	(a) Application for Flexible Payment Variable Accumulation Deferred Annuity Contract (APP00500) 12/

(b)	Application for Flexible Payment Variable Accumulation Deferred Annuity Contract (APP00601) 11/

(6)	(a) Second Amended Articles of Incorporation of Western Reserve 1/

(b)	Certificate of First Amendment to Second Amended Articles of Incorporation of Western Reserve 13/

(c)	Amended Code of Regulations of Western Reserve 1/

(7)	Reinsurance Agreement (TIRe) 11/

(8)	(a)	Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999 14/

(b)	Amendment No. 1 dated March 15, 2000 to Participation Agreement - Variable Insurance Products Fund 10/

(c)	Second Amendment dated April 12, 2001 to Participation Agreement – Variable Insurance Products Fund 15/

(d)	Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999 14/

(e)	Amendment No. 1 dated March 15, 2000 to Participation Agreement—Variable Insurance Products Fund II 10/

(f)	Second Amendment to Participation Agreement – Variable Insurance Products Fund II 15/

(g)	Third Amendment dated September 1, 2003 to Participation Agreement – Variable Insurance Products Fund II 16/

(h)	Fourth Amendment dated December 1, 2003 to Participation Agreement – Variable Insurance Products Fund II 3/

(i)	Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999 14/

(j)	Amendment No. 1 dated March 15, 2000 to Participation Agreement – Variable Insurance Products Fund III 10/

(k)	Second Amendment to Participation Agreement – Variable Insurance Products Fund III 15/

(l)	Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated February 21, 2001 and Amendments thereto 16/

(m)	Amendment No. 21 to Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated September 1, 2003 3/

(n)	Amendment No. 22 to Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated December 1, 2003 17/

(o)	Amendment No. 23 to Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated May 1, 2004. 4/

(o) (1)	Amendment No. 24 to Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated October 22, 2004. Note 23.

(o) (2)	Amedment No. 25 to Participation Agreement (ATST) Note 23.

(o) (3)	Amendment No. 26 to Participation Agreement (ATST) Note 25.

(p)	Amended and Restated Fund Participation Agreement between Access Variable Insurance Trust and Western Reserve dated May 1, 2003. 4/

(q)	Amendment No. 1 to Participation Agreement between Access Variable Insurance Trust and Western Reserve dated September 1, 2003 3/

(r)	Amendment No. 2 to Participation Agreement between Access Variable Insurance Trust and Western Reserve dated December 1, 2004 16/

(s)	Form of Participation Agreement Among ProFunds and Western Reserve Life Assurance Co. of Ohio. Note 25.

(9)	Opinion and Consent of Counsel. Note 27.

(10)	(a) Consent of Counsel. Note 27.

(b)	Consent of Independent Registered Public Accounting Firm. Note 27.

(c)	Consent of Actuary. Note 25.

(11)	Not Applicable

(12)	Not Applicable

(13)	Schedules for Computation of Performance Quotations. Note 18

(14)	Not Applicable

(15)	(a) Powers of Attorney 19/

(b)	Power of Attorney – Ron Wagley and Allan J. Hamilton. 4/

(c)	J. Vahl, B. Clancy, P. Reaburn, C. Vermie, A. Hamilton. Note 20. R. Wagley. Note 21. K. Kilbane. Note 22. Arthur Schneider Note 23. Christopher H. Garrett. Note 24. Charles T. Boswell and Timmy L. Stonehocker. Note 25. (Charles T. Boswell, Arthur Schneider, John Hunter, Brenda K. Clancy, Timmy L. Stonehocker, and Allan J. Hamilton) Note 27

1/	This exhibit was previously filed on Post-Effective Amendment No. 11 to Form N-4 dated April 20, 1998 (File No. 33-49556) and is incorporated herein by reference.

2/	This exhibit was previously filed on Post-Effective Amendment No. 4 to Form S-6 dated April 21, 1999 (File No. 333-23359) and is incorporated herein by reference.

3/	This exhibit was previously filed on Pre-Effective Amendment No. 1 for Form N-6 dated October 9, 2003 (File No. 333-107705) and is incorporated herein by reference.

4/	This exhibit was previously filed on Post-Effective Amendment No. 6 to Form N-4 dated April 19, 2004 (File No. 333-84773) and is incorporated herein by reference.

5/	This exhibit was previously filed on the Initial Registration Statement to Form N-4 dated December 21, 1999 (File No. 333-93169) and is incorporated herein by reference.

6/	This exhibit was previously filed on Post-Effective Amendment No. 4 to Form N-4 dated February 19, 2003 (File No. 333-93169) and is incorporated herein by reference.

7/	This exhibit was previously filed on Post-Effective Amendment No. 7 to Form N-4 dated February 18, 2003 (File No. 333-82705) and is incorporated herein by reference.

8/	This exhibit was previously filed on the Initial Registration Statement to Form N-4 dated July 12, 1999 (File No. 333-82705) and is incorporated herein by reference.

9/	This exhibit was previously filed on Post-Effective Amendment No. 3 to Form N-4 dated February 19, 2002 (File No. 333-82705) and is incorporated herein by reference.

10/	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-4 dated April 10, 2000 (File No. 333-93169) and is incorporated herein by reference.

11/	This exhibit was previously filed on Post-Effective Amendment No. 5 to Form N-4 dated April 14, 2003 (File No. 333-93169) and is incorporated herein by reference

12/	This exhibit was previously filed on Post-Effective Amendment No. 15 to Form N-4 dated April 23, 2002 (File No. 33-49556) and is incorporated herein by reference

13/	This exhibit was previously filed on Post-Effective Amendment No. 1 to Form N-4 dated April 21, 2000 (File No. 333-82705) and is incorporated herein by reference.

14/	This exhibit was previously filed on the Initial Registration Statement to Form S-6 dated September 23, 1999 (File No. 333-57681) and is incorporated herein by reference.

15/	This exhibit was previously filed on Post-Effective Amendment No. 16 to Form S-6 dated April 16, 2001 (File No. 33-69138) and is incorporated herein by reference.

16/	This exhibit was previously filed on the Initial Registration Statement to Form N-4 dated September 5, 2003 (File No. 333-108525) and is incorporated herein by reference.

17/	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-6 dated January 14, 2004 (File No. 333-110315) and is incorporated herein by reference.

18/	This exhibit was previously filed on Post-Effective Amendment No. 28 to Form N-1A dated April 24, 1997 (File No. 33-507) and is incorporated herein by reference.

19/	This exhibit was previously filed on Post-Effective Amendment No. 5 to Form N-4 dated November 1, 2002 (File No. 333-82705) and is incorporated herein by reference.

20	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-108525) filed on September 5, 2003.

21	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-108525) filed on April 29, 2004.

22	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-108525) filed on January 7, 2005.

23	Filed with Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-93169) dated April 28, 2005.

24	Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-108525) dated December 13, 2005.

25	Filed with Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-93169) dated April 26, 2006.

26	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-108525) dated February 13, 2007.

27	Filed herewith

Item 25.	Directors and Officers of the Depositor

Name	Principal Business Address	Position and Offices with Depositor

Charles T. Boswell	(2)	Director and Chief Executive Officer

Arthur Schneider	(1)	Director and Senior Vice President, and Chief Tax Officer

Brenda K. Clancy	(1)	Director and President

Timmy L. Stonehocker	(1)	Director and Chairman of the Board

Darin D. Smith	(1)	Vice President, Assistant Secretary, and APS General Counsel

Allan J. Hamilton	(2)	Vice President, Treasurer, and Controller

John Hunter	(1)	Director, and Chief Financial Officer

(1)	4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001

(2)	570 Carillon Parkway, St. Petersburg, Florida 33716

Item 26. Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance

Academy Insurance Group, Inc.	Delaware	100% Commonwealth General Corporation	Holding company

ADB Corporation, L.L.C.	Delaware	100% AUSA Holding Company	Special purpose limited Liability company

AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company

AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment adviser

AEGON Dealer Services Canada, Inc.	Canada	100% 1490991 Ontario Limited	Mutual fund dealership

AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Direct Marketing Services, Inc.	Maryland	100% Monumental Life Insurance Company	Marketing company

AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing

AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager

AEGON Funding Corp.	Delaware	100% AEGON USA, Inc.	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Ireland Services Limited	Ireland	100% AEGON Ireland Holding B.V.	Provides the services of staff and vendors to AEGON Financial Assurance Ireland, Limited and AEGON Global Institutional Markets plc

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.72% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 12,962 shares; AEGON USA, Inc. owns 3,238 shares	Holding company

AEGON U.S. Holding Corporation	Delaware	1056 shares of Common Stock owned by Transamerica Corp.; 225 shares of Series A Voting Preferred Stock owned by Transemorica Coporation	Holding company

AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Co.	Investment advisor

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, Inc.	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

As of 1/1/2007	Page 1

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 120 shares Voting Common Stock owned by AEGON U.S Corporation	Holding company

AEGON/Transamerica Series Trust	Delaware	100% AEGON/Transamerica Fund Advisors, Inc.	Mutual fund

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Broker-Dealer

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

Ammest Realty Corporation	Texas	100% Monumental Life Insurance Company	Special-purpose subsidiary

Ampac Insurance Agency, Inc. (EIN 23-1720755)	Pennsylvania	100% Commonwealth General Corporation	Provider of management support services

Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent

Apple Partners of Iowa LLC	Iowa	Members: 58.13% Monumental Life Insurance Company; 41.87% Peoples Benefit Life Insurance Company	Hold title on Trustee’s Deeds on secured property

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance

ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: TOLIC (99%)	Property

AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company

AUSA Merger Sub, Inc.	Delaware	100% AUSA Holding Company	Special purpose

AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - First AUSA Life Insurance Company (99%)	Inter-company lending and general business

Bankers Financial Life Ins. Co.	Arizona	100% Voting Common Stock - First AUSA Life Insurance Co. Class B Common stock is allocated 75% of total cumulative vote. Class A Common stock is allocated 25% of total cumulative vote.	Insurance

Bay Area Community Investments I, LLC	California	70% LIICA; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Benefit Plans, Inc.	Delaware	100% Commonwealth General Corporation	Inactive

As of 1/1/2007	Page 2

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
BF Equity LLC	New York	100% RCC North America LLC	Real estate

Buena Sombra Insurance Agency, Inc.	Maryland	91,790 shares of common stock owned by Commonwealth General Corporation; 8,210 shares of common stock owned by Peoples Benefit Life Insurance Company	Insurance agency

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, Inc.; 10 shares of common stock owned by Commonwealth General Corporation	Holding company

Capital Liberty, L.P.	Delaware	99.0% Monumental Life Insurance Company (Limited Partner); 1.0% Commonwealth General Corporation (General Partner)	Holding company

Commonwealth General Corporation (“CGC”)	Delaware	100% AEGON U.S. Corporation	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Systems, Inc.	Maryland	100% Creditor Resources, Inc.	Technology

Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company

FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate

FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate

FGP Colonial Plaza, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate

FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Rockbeach, Inc	Delaware	100% FGH USA LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary

As of 1/1/2007	Page 3

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Flashdance, LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production

Force Financial Group, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments

Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments

Garnet Community Investments I, LLC	Delaware	100% Life Investors Insurance Company of America	Securities

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet LIHTC Fund I, LLC	Delaware	Members: Garnet Community Investments I, LLC (0.01%); Goldenrod Asset Management, Inc.—a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc.—a non-affiliate of AEGON (99.99%)	Investments

As of 1/1/2007	Page 4

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investmetns VII, LLC (0.01%); Washington Mutual Bank, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); Washington Mutual Bank, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	100% Garnet Community Investments IX, LLC	Investments

Garnet LIHTC Fund X, LLC	Delaware	100% Garnet Community Investments X, LLC	Investments

Garnet LIHTC Fund XI, LLC	Delaware	100% Garnet Community Investments XI, LLC	Investments

Garnet LIHTC Fund XII, LLC	Delaware	100% Garnet Community Investments XII, LLC	Investments

Gemini Investments, Inc.	Delaware	100% TLIC	Investment subsidiary

Global Preferred Re Limited	Bermuda	100% GPRE Acquisition Corp.	Reinsurance

Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company

GPRE Acquisition Corp.	Delaware	100% AEGON N.V.	Acquisition company

Great Companies, L.L.C.	Iowa	100% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts

Hott Feet Development LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production

In the Pocket LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production

Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending

InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer

InterSecurities Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

Investment Advisors International, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Investment advisor

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote. Participating common stock is allowed 40% of total cumulative vote. First AUSA Life Insurance Co.	Insurance

JMH Operating Company, Inc.	Mississippi	100% People’s Benefit Life Insurance Company	Real estate holdings

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities

As of 1/1/2007	Page 5

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Life Investors Insurance Company of America	Iowa	679,802 shares Common Stock owned by AEGON USA, Inc.; 504,033 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance

LIICA Holdings, LLC	Delaware	Sole Member: Life Investors Insurance Company of America	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100% Life Investors Insurance Company of America	Captive insurance company

Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company

Money Concepts (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental Life Insurance Company	Maryland	73.23% Capital General Development Company; 26.77% First AUSA Life Insurance Company	Insurance Company

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company

National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency

NEF Investment Company	Calfornia	100% TOLIC	Real estate development

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Pensaprima, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

Peoples Benefit Life Insurance Company	Iowa	76.3% Monumental Life Insurance Company; 20% Capital Liberty, L.P.; 3.7% CGC	Insurance Company

Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Insurance Company	Special-purpose subsidiary

Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCG Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Co.	Holding company

Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Co.	Holding company

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance

Quantitative Data Solutions, LLC	Delaware	100% owned by TOLIC	Special purpose corporation

Quest Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Travel discount plan

RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate

RCC Properties Limited Partnership	Iowa	AEGON USA Realty Advisors, Inc. is General Partner and 5% owner; all limited partners are RCC entities within the RCC group	Limited Partnership

As of 1/1/2007	Page 6

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: 38.356% Transamerica Life Insurance Co.; 34.247% TOLIC; 18.356% LIICA; 6.301% Monumental Life Insurance Co.; 2.74% Transamerica Financial Life Insurance Co.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members: 59.5% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25%; Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members: 30.4% Transamerica Life Insurance Co.; 23% TOLIC; 1% Stonebridge Life Insurance Co.; 11% LIICA; 14% PBLIC; 5% MLIC	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	33.4% owned by Life Investors Insurance Company of America; 32% owned by Peoples Benefit Life Insurance Company; 10% owned by Transamerica Occidental Life Insurance Company; 9.4% owned by Monumental Life Insurance Company; 9.4% owned by Transamerica Financial Life Insurance Company; 1% owned by Stonebridge Life Insurance Company	Real estate alternatives investment

Real Estate Alternatives Portfolio 4HR, LLC	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 22% owned by Monumental Life Insurance Company; 10% owned by Peoples Benefit Life Insurance Company; 4% owned by Transamerica Financial Life Insurance Company	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 4MR, LLC	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 22% owned by Monumental Life Insurance Company; 10% owned by Peoples Benefit Life Insurance Company; 4% owned by Transamerica Financial Life Ins	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

Retirement Project Oakmont	CA	General Partners: Trransamerica Products, Inc.; TOLIC; Transameirca Oakmont Retirement Associates, a CA limited partnership. Co-General Partners of Transamerica Oakmont Retirement Associates are Transamerica Oakmont Corp. and Transamerica Products I (Administrative General Partner).	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

As of 1/1/2007	Page 7

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

South Glen Apartments, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Limited liability company

Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock AEGON USA, Inc.	Insurance

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, Inc.	Insurance company

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge International Marketing Ltd.	UK	100% Cornerstone International Holdings Ltd.	Marketing

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

TAH-MCD IV, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TBC III, Inc.	Delaware	100% TFCFC Asset Holdings, Inc.	Special purpose corporation

TBK Insurance Agency of Ohio, Inc.	Ohio	500 shares non-voting common stock owned by Transamerica Financial Advisors, Inc.; 1 share voting common stock owned by James Krost	Variable insurance contract sales in state of Ohio

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at TFC

TFC Properties, Inc.	Delaware	100% Transamerica Corporation	Holding company

The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware		Voting Trust

The Insurance Agency for the American Working Family, Inc.	Maryland	100% Veterans Life Insurance Company	Insurance

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership

As of 1/1/2007	Page 8

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Annuity Service Corporation	New Mexico	100% TSC	Performs services required for structured settlements

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica China Investments Holdings Limited	Hong Kong	99% TOLIC	Holding company

Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

Transamerica Direct Marketing Group, Mexico S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

Transamerica Direct Marketing Group-Mexico Servicios S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

Transamerica Direct Marketing Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

Transamerica Direct Marketing Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International N.V.	Marketing company

Transamerica Direct Marketing Taiwan, Ltd.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

Transamerica Direct Marketing (Thailand), Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remiaining 7% held by various AEGON employees	Marketing of insurance products in Thailand

Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc.	Delaware	100% TSC	Broker/dealer

Transamerica Financial Institutions,Inc.	Minnesota	100% AEGON Financial Services Group,Inc.	Inactive

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, Inc.; 12.60% TOLIC	Insurance

Transamerica Financial Resources Ins. Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Fund Advisors, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns - 23%	Fund advisor

Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

As of 1/1/2007	Page 9

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages

Transamerica IDEX Mutual Funds	Delaware	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Direct Marketing Group, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, Inc.	Investments

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, Inc.	Reinsurance

Transamerica Investment Management, LLC	Delaware	80% Transamerica Investment Services, Inc. as Original Member; 20% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor

Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Holding company

Transamerica Investors, Inc.	Maryland	Maintains advisor status	Advisor

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Occidental Life Insurance Company	Long-term life insurer in Bermuda—will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International N.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company

Transamerica Life Insurance Company	Iowa	316,955 shares Common Stock owned by Transamerica Occidental Life Insurance Company; 87,755 shares Series B Preferred Stock owned by AEGON USA, Inc.	Insurance

Transamerica Marketing E Correctora De Seguros De Vida Do Brazil Ltda.	Brazil	749,000 quotes shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International N.V.	Brokerage company

Transamerica Mezzanine Financing Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica Products, Inc.	General partner retirement properties

Transamerica Oakmont Retirement Associates	California	Co-General Partners are Transamerica Oakmont Corporation and Transamerica Products I (Administrative General Partner)	Senior living apartments

As of 1/1/2007	Page 10

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	1,104,117 shares Common Stock owned by Transamerica Service Company; 1,103,466 shares of Preferred Stock owned by Transamerica Corporation	Life Insurance

Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund

Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance

Transamerica Products, Inc. (“TPI”)	California	100% TSC	Holding company

Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company

Transamerica Re Consultoria em Seguros e Servicos Ltda	Brazil	95% TOLIC; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company

Transamerica Realty Services, LLC (“TRS”)	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments

Transamerica Retirement Communities S.F., Inc.	Delaware	100% TFC Properties, Inc.	Inactive

Transamerica Retirement Communities S.J., Inc.	Delaware	100% TFC Properties, Inc.	Inactive

Transamerica Securities Sales Corp.	Maryland	100% TSC	Life insurance sales

Transamerica Service Company (“TSC”)	Delaware	100% TIHI	Holding company

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of admin. services

United Financial Services, Inc.	Maryland	100% AEGON USA, Inc.	General agency

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator

Valley Forge Associates, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Furniture & equipment lessor

Veterans Insurance Services, Inc.	Delaware	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary

Veterans Life Insurance Company	Illinois	100% AEGON USA, Inc.	Insurance company

Westcap Investors, LLC	Delaware	100% Transamerica Investment Management, LLC	Inactive

Westcap Investors Series Fund, LLC	Delaware	Transamerica Investment Management, LLC is the Managing Member	This Series Fund is an unregistered investments vehicle for Transamerica Investment Management, LLC (former Westcap Investors, LLC) clients are Members

Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, Inc.	Insurance

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

As of 1/1/2007	Page 11

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Reinsurance Limited	Bermuda	100% World Financial Group, Inc.	Reinsurance

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Holding Company of Canada Inc.	Canada	100% TIHI	Holding company

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive

As of 1/1/2007	Page 12

Item 27.	Number of Contract Owners

As of February 28, 2007, there were 3,099 contract owners for the WRL Freedom Enhancer and 445 contract owners for the WRL Freedom Enhancer II.

Item 28.	Indemnification

Provisions exist under the Ohio General Corporation Law (see, e.g., Section 1701.13), the Second Amended Articles of Incorporation of Western Reserve and the Amended Code of Regulations of Western Reserve whereby Western Reserve may indemnify certain persons against certain payments incurred by such persons.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered),the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA-1, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, Separate Account VA WNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Peoples Benefit Life Insurance Company Separate Account I, Peoples Benefit Life Insurance Company Separate Account II and Peoples Benefit Life Insurance Company Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA-2L, Separate Account VA-5, and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA WM. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for AEGON/Transamerica Series Trust, Transamerica IDEX Mutual Funds and Transamerica Investors, Inc.

(b) Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter
Phillip S. Eckman	(2)	Director
Paula G. Nelson	(3)	Director, Chief Executive Officer and President
Larry N. Norman	(1)	Director
John Mallett	(1)	Director
Linda S. Gilmer	(1)	Executive Vice President – Finance
Frank A. Camp	(1)	Corporate Secretary
Michael W. Brandsma	(3)	Managing Director and Executive Vice President
Jay A. Hewitt	(2)	Managing Director and Executive Vice President
Robert R. Frederick	(1)	Managing Director and Executive Vice President
Lon J. Olejniczak	(1)	Managing Director and Executive Vice President
Courtney A. John	(3)	Chief Compliance Officer
Carol A. Sterlacci		Vice President
Darin D. Smith	(1)	Assistant Vice President
Brenda L. Smith		Assistant Vice President
Priscilla I. Hechler	(4)	Assistant Vice President and Assistant Secretary
Arthur D. Woods	(4)	Assistant Vice President
Dennis P. Gallagher	(4)	Assistant Vice President
Kyle A. Keelan	(4)	Assistant Vice President
Christy Post-Rissin	(4)	Assistant Vice President
Frank J. Rosa	(4)	Assistant Vice President
John W. Fischer	(4)	Assistant Vice President
Amy Boyle	(4)	Assistant Vice President
Clifton W. Flenniken, III	(5)	Assistant Vice President

(1) 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001

(2) 600 S. Hwy 169, Suite 1800, Minneapolis, MN 55426

(3) 4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719

(4) 570 Carillon Parkway, St. Petersburg, FL 33716

(5) 1111 North Charles Street, Baltimore, MD 21201

(c) Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(2)	Compensation on Redemption	Brokerage Commissions	Compensation
AFSG Securities Corporation(1)	$1,394,902	0	0	0
Transamerica Capital, Inc.	0	0	0	0

(1) Effective May 1, 2007, Transamerica Capital, Inc. replaced AFSG Securities Corporation as principal underwriter for the policies.

(2) Fiscal Year 2006

Item 30.	Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by Manager Regulatory Filing Unit, Western Reserve Life Assurance Co. of Ohio at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.	Management Services

Not Applicable

Item 32.	Undertakings

Western Reserve hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Western Reserve.

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Item 33.	Section 403(b)(11) Representation

Registrant represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, Registrant is relying on the no-action letter issued by the Office of Insurance Products and Legal Compliance, Division of Investment Management, to the American Council of Life Insurance dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1)—(4) thereof have been complied with.

Texas ORP Representation

The Registrant intends to offer Contracts to participants in the Texas Optional Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) - (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 23rd day of April, 2007.

WRL Series Annuity Account

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
Depositor

*
Brenda K. Clancy
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

*	Director and	, 2007
Timmy L. Stonehocker	Chairman of the Board

*	Director and Chief	, 2007
Charles T. Boswell	Executive Officer

*	Director and President	, 2007
Brenda K. Clancy

*	Director and	, 2007
John Hunter	Chief Financial Officer

*	Director,	, 2007
Arthur Schneider	Senior Vice President, and
Chief Tax Officer

/s/ Darin D. Smith	Vice President,	April 23, 2007
Darin D. Smith	Assistant Secretary and
APS General Counsel

*	Controller, Treasurer	, 2007
Allan J. Hamilton	and Vice President

*	By Darin D. Smith, Attorney-in-Fact

Registration No. 333-93169

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

WRL Series Annuity Account

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

3(j)	Amendment No. 2 to Amended and Reinstated Principal Underwriting Agreement

(9)	Opinion and Consent of Counsel

10(a)	Consent of Counsel

(10)(b)	Consent of Independent Registered Public Accounting Firm

15	Powers of Attorney

*	Page numbers included only in manually executed original.